SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-84130)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 50    [X]
and
REGISTRATION STATEMENT (No. 811-3759)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 50 [X]
Fidelity Advisor Series VI
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (February 28, 1997) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 ( ) on (          ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY ADVISOR FUNDS CLASS A, CLASS T, CLASS B, AND CLASS C
PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   Contents; Who May Want to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Performance

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Fundamental
                                              Investment Policies and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; "FMR and its Affiliates"

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      i.............................   "FMR and its Affiliates"

             ii...........................    *

      5A     ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Cover Page; "FMR and its Affiliates"

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Breakdown of Expenses; Transaction Details

      f      ..............................   Expenses; Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable





Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 28, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
ACOM-PRO-0298

FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B,
AND CLASS C

GROWTH FUNDS:                                          CLASSES
Fidelity Advisor TechnoQuantSM Growth Fund             A,T,B,C
Fidelity Advisor Mid Cap Fund                          A,T,B,C
Fidelity Advisor Equity Growth Fund                    A,T,B,C
Fidelity Advisor Growth Opportunities Fund             A,T,B,C
Fidelity Advisor Strategic Opportunities Fund          A,T,B
Fidelity Advisor Large Cap Fund                        A,T,B,C

GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund                  A,T,B,C
Fidelity Advisor Equity Income Fund                    A,T,B,C
Fidelity Advisor Balanced Fund                         A,T,B,C

TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund                       A,T,B,C
Fidelity Advisor Strategic Income Fund                 A,T,B,C
Fidelity Advisor Mortgage Securities Fund              A,T,B
Fidelity Advisor Government Investment Fund            A,T,B,C
Fidelity Advisor Intermediate Bond Fund                A,T,B,C
Fidelity Advisor Short Fixed-Income Fund               A,T,C

MUNICIPAL FUNDS:
Fidelity Advisor Municipal Income Fund
(formerly Fidelity Advisor High Income Municipal Fund) A,T,B,C
Fidelity Advisor Intermediate Municipal
Income Fund                                           A,T,B,C
Fidelity Advisor Short-Intermediate Municipal
Income Fund                                           A,T

PROSPECTUS
FEBRUARY 28, 1998

(FIDELITY_LOGO_GRAPHIC)
82 DEVONSHIRE STREET, BOSTON, MA 02109

   CONTENTS



   KEY FACTS                                           WHO MAY WANT TO INVEST
                                                       EXPENSES Each class's sales charge (load) and its yearly
                                                       operating expenses.

                                                       FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                                                       PERFORMANCE How each fund has done over time.

   THE FUNDS IN DETAIL                                 CHARTER How each fund is organized.

                                                       INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                                                       BREAKDOWN OF EXPENSES How operating costs are calculated
                                                       and what they include.

   YOUR ACCOUNT                                        TYPES OF ACCOUNTS Different ways to set up your account,
                                                       including tax-advantaged retirement plans.

                                                       HOW TO BUY SHARES Opening an account and making additional investments.

                                                       HOW TO SELL SHARES Taking money out and closing your account.

                                                       INVESTOR SERVICES Services to help you manage your account.

   SHAREHOLDER AND ACCOUNT POLICIES                    DIVIDENDS, CAPITAL GAINS, AND TAXES

                                                       TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                                                       EXCHANGE RESTRICTIONS

                                                       SALES CHARGE REDUCTIONS AND WAIVERS

                                                       APPENDIX A

                                                       APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST

Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice.

TechnoQuantSM Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income are diversified funds.

Strategic Income and Short-Intermediate Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.

TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships.

High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.

Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types.

Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.

Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.

Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Intermediate Municipal Income and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation.

The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales
Charge Reductions and Waivers," page        , for Institutional Class
eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.

The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.

In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.

In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your
investment professional. See "Transaction Details," page        , and "Sales
Charge Reductions and Waivers," page        , for sales charge reduction and
waiver information.

If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 generally will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. See "How to Buy Shares," page
       , for more information on the maximum purchase amount for Class C shares. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will
normally pay a 1.00% CDSC. See "Transaction Details," page        , for CDSC
schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of four years for the Intermediate-Term Bond Funds and seven years for the Bond Funds and the Equity Funds. Class C shares do not convert to another class of shares. See "Transaction Details,"
page        , for conversion information.

The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity
Advisor Series VI.    The agreement will be presented to Fidelity Advisor
Short-Intermediate Municipal Income Fund shareholders for their vote of approval or disapproval at a special meeting to be held on May 4, 1998. If the proposal is approved at the meeting by a majority of Fidelity Advisor Short-Intermediate Municipal Income Fund's shareholders and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998.

   Effective January 1, 1998 Fidelity Advisor Short-Intermediate Municipal Income Fund was closed to new accounts pending the reorganization.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.

A CDSC is imposed on Class B shares only if you redeem Class B shares within three years of purchase for the Intermediate-Term Bond Funds, or within six years of purchase for the Bond Funds and the Equity Funds. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase.
See "Transaction Details," page        , for information about the CDSC.


                                                      CLASS A         CLASS T         CLASS B          CLASS C
MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: TECHNOQUANT GROWTH, MID CAP,
EQUITY GROWTH, GROWTH OPPORTUNITIES, STRATEGIC
OPPORTUNITIES*, LARGE CAP, GROWTH & INCOME,
EQUITY INCOME, AND BALANCED (THE EQUITY FUNDS)        5.75%           3.50%           NONE             NONE

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: HIGH YIELD, STRATEGIC INCOME,
MORTGAGE SECURITIES*, GOVERNMENT INVESTMENT, AND
MUNICIPAL INCOME (THE BOND FUNDS)                     4.75%           3.50%           NONE             NONE

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: INTERMEDIATE BOND AND
INTERMEDIATE MUNICIPAL INCOME
(THE INTERMEDIATE-TERM BOND FUNDS)                    3.75%           2.75%           NONE             NONE

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: SHORT FIXED-INCOME AND
SHORT-INTERMEDIATE MUNICIPAL INCOME*
(THE SHORT-TERM BOND FUNDS)                           1.50%           1.50%           **               NONE

MAXIMUM CDSC FOR ALL EQUITY AND BOND FUNDS
(AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS)                                  NONE[A]         NONE[A]         5.00%[B]         1.00%[D]

MAXIMUM CDSC FOR THE INTERMEDIATE-TERM BOND
FUNDS (AS A % OF THE LESSER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS)                         NONE[A]         NONE[A]         3.00%[C]         1.00%[D]

MAXIMUM CDSC FOR SHORT FIXED-INCOME AND
SHORT-INTERMEDIATE MUNICIPAL INCOME*
(AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS)                                  NONE[A]         NONE[A]         **               1.00%[D]

SALES CHARGE ON REINVESTED DISTRIBUTIONS              NONE            NONE            NONE             NONE

ANNUAL ACCOUNT MAINTENANCE FEE
(FOR ACCOUNTS UNDER $2,500)                           $12.00          $12.00          $12.00           $12.00

* FUND DOES NOT OFFER CLASS C SHARES.
** FUNDS DO NOT OFFER CLASS B SHARES.

[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES

       ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS," PAGE. [B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
[D] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.

12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the funds to FDC for services and expenses in connection with providing personal service to and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

Each class's expenses are factored into its share price or dividends and are not
charged directly to shareholder accounts (see "Breakdown        of Expenses" on
page 67).

The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.

 EQUITY FUNDS
                                   OPERATING EXPENSES                                 CLASS A   CLASS T   CLASS B    CLASS C
TECHNOQUANT      MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%
GROWTH

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT)                                 0.90%     0.90%     0.90%      0.90%[A]

                 TOTAL OPERATING EXPENSES                                             1.75%     2.00%     2.50%      2.50%

MID CAP          MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)             0.90%     0.38%     0.43%      0.90%[A]

                 TOTAL OPERATING EXPENSES                                             1.75%     1.48%     2.03%      2.50%

EQUITY           MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%
GROWTH

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)   0.35%     0.21%     0.35%      0.35%[A]

                 TOTAL OPERATING EXPENSES                                             1.20%     1.31%     1.95%      1.95%

GROWTH           MANAGEMENT FEE                                                       0.49%     0.49%     0.49%      0.49%
OPPORTUNITIES

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES                                                       0.31%     0.19%     0.32%[A]   0.29%[A]

                 TOTAL OPERATING EXPENSES                                             1.05%     1.18%     1.81%      1.78%

STRATEGIC        MANAGEMENT FEE                                                       0.40%     0.40%     0.40%      *
OPPORTUNITIES

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B SHARES)                                                      0.25%     0.50%     1.00%      *

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A)                         1.10%     0.34%     0.38%      *

                 TOTAL OPERATING EXPENSES                                             1.75%     1.24%     1.78%      *

LARGE CAP        MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)             0.90%     0.52%     0.56%      0.90%[A]

                 TOTAL OPERATING EXPENSES                                             1.75%     1.62%     2.16%      2.50%

GROWTH &         MANAGEMENT FEE                                                       0.50%     0.50%     0.50%      0.50%
INCOME

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)   0.75%     0.59%     0.75%      0.75%[A]

                 TOTAL OPERATING EXPENSES                                             1.50%     1.59%     2.25%      2.25%

EQUITY           MANAGEMENT FEE                                                       0.50%     0.50%     0.50%      0.50%
INCOME

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)             0.35%     0.23%     0.24%      0.35%[A]

                 TOTAL OPERATING EXPENSES                                             1.10%     1.23%     1.74%      1.85%

BALANCED         MANAGEMENT FEE                                                       0.45%     0.45%     0.45%      0.45%

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)   0.35%     0.22%     0.35%      0.35%[A]

                 TOTAL OPERATING EXPENSES                                             1.05%     1.17%     1.80%      1.80%


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

TAXABLE INCOME FUNDS

                        OPERATING EXPENSES                                             CLASS A    CLASS T    CLASS B    CLASS C

HIGH YIELD      MANAGEMENT FEE                                                          0.59%      0.59%      0.59%      0.59%

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES                                                          0.41%      0.25%      0.25%      0.32%[A]

                TOTAL OPERATING EXPENSES                                                1.15%      1.09%      1.74%      1.91%

STRATEGIC       MANAGEMENT FEE                                                          0.59%      0.59%      0.59%      0.59%
INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)                0.51%      0.36%      0.37%      0.51%[A]

                TOTAL OPERATING EXPENSES                                                1.25%      1.20%      1.86%      2.10%

MORTGAGE        MANAGEMENT FEE                                                          0.44%      0.44%      0.44%      *
SECURITIES

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)  0.15%      0.25%      0.90%      *

                OTHER EXPENSES (AFTER REIMBURSEMENT)                                    0.31%[A]   0.31%[A]   0.31%[A]   *

                TOTAL OPERATING EXPENSES                                                0.90%      1.00%      1.65%      *

GOVERNMENT      MANAGEMENT FEE                                                          0.44%      0.44%      0.44%      0.44%
INVESTMENT

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT)                                    0.31%      0.31%      0.31%      0.31%[A]

                TOTAL OPERATING EXPENSES                                                0.90%      1.00%      1.65%      1.75%

INTERMEDIATE    MANAGEMENT FEE                                                          0.44%      0.44%      0.44%      0.44%
BOND

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)      0.31%      0.27%      0.31%      0.31%[A]

                TOTAL OPERATING EXPENSES                                                0.90%      0.96%      1.65%      1.75%

SHORT           MANAGEMENT FEE                                                          0.44%      0.44%      **         0.44%
FIXED-INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS C SHARES)  0.15%      0.15%      **         1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)                0.31%      0.30%      **         0.31%[A]

                TOTAL OPERATING EXPENSES                                                0.90%      0.89%      **         1.75%


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

MUNICIPAL FUNDS


                OPERATING EXPENSES                                                CLASS A      CLASS T     CLASS B     CLASS C
MUNICIPAL       MANAGEMENT FEE                                                     0.39%       0.39%       0.39%       0.39%
INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B
                AND CLASS C SHARES)                                                0.15%       0.25%       0.90%       1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)           0.36%       0.25%       0.27%       0.36%[A]

                TOTAL OPERATING EXPENSES                                           0.90%       0.89%       1.56%       1.75%

INTERMEDIATE    MANAGEMENT FEE                                                     0.39%       0.39%       0.39%       0.39%
MUNICIPAL
INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                        0.15%       0.25%       0.90%       1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT)                               0.36%       0.36%       0.36%       0.36%[A]

                TOTAL OPERATING EXPENSES                                           0.90%       1.00%       1.65%       1.75%

SHORT-          MANAGEMENT FEE                                                     0.39%       0.39%       **          *
INTERMEDIATE
MUNICIPAL
INCOME

                12B-1 FEE (DISTRIBUTION FEE)                                       0.15%       0.15%       **          *

                OTHER EXPENSES (AFTER REIMBURSEMENT)                               0.36%       0.36%       **          *

                TOTAL OPERATING EXPENSES                                           0.90%       0.90%       **          *


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.


A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:


                       CLASS A         CLASS T         CLASS B

MID CAP                 1.71%           1.44%           1.98%

EQUITY GROWTH           1.18%           1.29%           1.92%

GROWTH OPPORTUNITIES    1.04%           1.17%              +

STRATEGIC OPPORTUNITIES 1.73%           1.23%           1.77%

LARGE CAP               1.72%           1.60%           2.14%

EQUITY INCOME           1.09%           1.21%           1.73%

BALANCED                1.04%           1.17%           1.79%

HIGH YIELD              1.14%           1.08%           1.74%

STRATEGIC INCOME        1.24%           1.19%           1.85%

+ IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATES.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

EQUITY FUNDS


                                                                              EXAMPLES
                                                       FULL REDEMPTION                       NO REDEMPTION

                                             CLASS A     CLASS T     CLASS B     CLASS C     CLASS B     CLASS C
TECHNOQUANT GROWTH        1 YEAR             $ 74        $ 55        $ 75[A]     $ 35[A]     $ 25        $ 25

                          3 YEARS            $109        $ 96        $108[A]     $ 78        $ 78        $ 78

                          5 YEARS            $147        $139        $153[A]     $133        $133        $133

                          10 YEARS[B]        $252        $260        $257        $284        $257        $284

MID CAP                   1 YEAR             $ 74        $ 50        $ 71[A]     $ 35[A]     $ 21        $ 25

                          3 YEARS            $109        $ 80        $ 94[A]     $ 78        $ 64        $ 78

                          5 YEARS            $147        $113        $129[A]     $133        $109        $133

                          10 YEARS[B]        $252        $206        $225        $284        $225        $284

EQUITY GROWTH             1 YEAR             $ 69        $ 48        $ 70[A]     $ 30[A]     $ 20        $ 20

                          3 YEARS            $ 93        $ 75        $ 91[A]     $ 61        $ 61        $ 61

                          5 YEARS            $120        $104        $125[A]     $105        $105        $105

                          10 YEARS[B]        $195        $187        $199        $227        $199        $227

GROWTH OPPORTUNITIES      1 YEAR             $ 68        $ 47        $ 68[A]     $ 28[A]     $ 18        $ 18

                          3 YEARS            $ 89        $ 71        $ 87[A]     $ 56        $ 57        $ 56

                          5 YEARS            $112        $ 98        $118[A]     $ 96        $ 98        $ 96

                          10 YEARS[B]        $178        $173        $183        $209        $183        $209

STRATEGIC OPPORTUNITIES   1 YEAR             $ 74        $ 47        $ 68[A]       *         $ 18          *

                          3 YEARS            $109        $ 73        $ 86[A]       *         $ 56          *

                          5 YEARS            $147        $101        $116[A]       *         $ 96          *

                          10 YEARS[B]        $252        $180        $208          *         $208          *

LARGE CAP                 1 YEAR             $ 74        $ 51        $ 72[A]     $ 35[A]     $ 22        $ 25

                          3 YEARS            $109        $ 84        $ 98[A]     $ 78        $ 68        $ 78

                          5 YEARS            $147        $120        $136[A]     $133        $116        $133

                          10 YEARS[B]        $252        $220        $234        $284        $234        $284

GROWTH & INCOME           1 YEAR             $ 72        $ 51        $ 73[A]     $ 33[A]     $ 23        $ 23

                          3 YEARS            $102        $ 83        $100[A]     $ 70        $ 70        $ 70

                          5 YEARS            $135        $119        $140[A]     $120        $120        $120

                          10 YEARS[B]        $226        $217        $231        $258        $231        $258

EQUITY INCOME             1 YEAR             $ 68        $ 47        $ 63[A]     $ 29[A]     $ 13        $ 19

                          3 YEARS            $ 90        $ 73        $ 69[A]     $ 58        $ 39        $ 58

                          5 YEARS            $115        $100        $ 88[A]     $100        $ 68        $100

                          10 YEARS[B]        $184        $179        $144        $217        $144        $217

BALANCED                  1 YEAR             $ 68        $ 47        $ 68[A]     $ 28[A]     $ 18        $ 18

                          3 YEARS            $ 89        $ 71        $ 87[A]     $ 57        $ 57        $ 57

                          5 YEARS            $112        $ 97        $117[A]     $ 97        $ 97        $ 97

                          10 YEARS[B]        $178        $172        $183        $212        $183        $212

* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.

TAXABLE INCOME FUNDS



                                                                              EXAMPLES

                                                          FULL REDEMPTION                     NO REDEMPTION

                                          CLASS A     CLASS T      CLASS B      CLASS C     CLASS B    CLASS C
HIGH YIELD              1 YEAR             $ 59        $ 46        $ 68[A]      $ 29[A]      $ 18        $ 19

                        3 YEARS            $ 82        $ 68        $ 85[A]      $ 60         $ 55        $ 60

                        5 YEARS            $108        $ 93        $114[A]      $103         $ 94        $103

                        10 YEARS[B]        $181        $163        $182         $223         $182        $223

STRATEGIC INCOME        1 YEAR             $ 60        $ 47        $ 69[A]      $ 31[A]      $ 19        $ 21

                        3 YEARS            $ 85        $ 72        $ 88[A]      $ 66         $ 58        $ 66

                        5 YEARS            $113        $ 99        $121[A]      $113         $101        $113

                        10 YEARS[B]        $191        $175        $195         $243         $195        $243

MORTGAGE SECURITIES     1 YEAR             $ 56        $ 45        $ 67[A]        *          $ 17          *

                        3 YEARS            $ 75        $ 66        $ 82[A]        *          $ 52          *

                        5 YEARS            $ 95        $ 88        $110[A]        *          $ 90          *

                        10 YEARS[B]        $153        $153        $166           *          $166          *

GOVERNMENT INVESTMENT   1 YEAR             $ 56        $ 45        $ 67[A]      $ 28[A]      $ 17        $ 18

                        3 YEARS            $ 75        $ 66        $ 82[A]      $ 55         $ 52        $ 55

                        5 YEARS            $ 95        $ 88        $110[A]      $ 95         $ 90        $ 95

                        10 YEARS[B]        $153        $153        $166         $206         $166        $206

INTERMEDIATE BOND       1 YEAR             $ 46        $ 37        $ 47[A]      $ 28[A]      $ 17        $ 18

                        3 YEARS            $ 65        $ 57        $ 62[A]      $ 55         $ 52        $ 55

                        5 YEARS[C]         $ 85        $ 79        $ 81         $ 95         $ 81        $ 95

                        10 YEARS[C]        $144        $142        $140         $206         $140        $206

SHORT FIXED-INCOME      1 YEAR             $ 24        $ 24         **          $ 28[A]       **         $ 18

                        3 YEARS            $ 43        $ 43         **          $ 55          **         $ 55

                        5 YEARS            $ 64        $ 64         **          $ 95          **         $ 95

                        10 YEARS           $124        $123         **          $206          **         $206


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS. [C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR YEARS.

MUNICIPAL FUNDS



                                                                                         EXAMPLES

                                                                    FULL REDEMPTION                      NO REDEMPTION

                                                     CLASS A     CLASS T      CLASS B     CLASS C    CLASS B     CLASS C
MUNICIPAL INCOME                      1 YEAR          $ 56        $ 44        $ 66[A]     $ 28[A]     $ 16        $ 18

                                      3 YEARS         $ 75        $ 62        $ 79[A]     $ 55        $ 49        $ 55

                                      5 YEARS         $ 95        $ 83        $105[A]     $ 95        $ 85        $ 95

                                      10 YEARS[B]     $153        $141        $160        $206        $160        $206

INTERMEDIATE MUNICIPAL INCOME         1 YEAR          $ 46        $ 37        $ 47[A]     $ 28[A]     $ 17        $ 18

                                      3 YEARS         $ 65        $ 58        $ 62[A]     $ 55        $ 52        $ 55

                                      5 YEARS[C]      $ 85        $ 81        $ 81        $ 95        $ 81        $ 95

                                      10 YEARS[C]     $144        $147        $140        $206        $140        $206

SHORT-INTERMEDIATE MUNICIPAL INCOME   1 YEAR          $ 24        $ 24          **           *          **           *

                                      3 YEARS         $ 43        $ 43          **           *          **           *

                                      5 YEARS         $ 64        $ 64          **           *          **           *

                                      10 YEARS        $124        $124          **           *          **           *

* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS. [C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR YEARS.



THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:


                                      CLASS A         EFFECTIVE DATE    CLASS T   EFFECTIVE DATE    CLASS B       EFFECTIVE DATE
TECHNOQUANT GROWTH                     1.75%             12/31/96        2.00%        12/31/96       2.50%           12/31/96

MID CAP                                1.75%+            8/30/96         2.00%        2/20/96        2.50%           2/20/96

EQUITY GROWTH                          1.20%             11/1/97         1.45%        11/1/97        1.95%+          11/1/97

GROWTH OPPORTUNITIES                   1.10%             11/1/97         1.35%        11/1/97        1.85%           11/1/97

STRATEGIC OPPORTUNITIES                1.75%+            3/1/97          2.00%        3/1/97         2.50%           3/1/97

LARGE CAP                              1.75%             8/30/96         2.00%        2/20/96        2.50%           2/20/96

GROWTH & INCOME                        1.50%             12/31/96        1.75%        12/31/96       2.25%           12/31/96

EQUITY INCOME                          1.10%             11/1/97         1.35%        11/1/97        1.85%           11/1/97

BALANCED                               1.05%             11/1/97         1.30%        11/1/97        1.80%           11/1/97

HIGH YIELD                             1.25%             8/30/96         1.35%        7/1/95         2.00%           1/1/96

STRATEGIC INCOME                       1.25%             8/30/96         1.35%        10/31/94       2.00%           1/1/96

MORTGAGE SECURITIES                    0.90%             3/1/97          1.00%        3/1/97         1.65%           3/1/97

GOVERNMENT INVESTMENT                  0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

INTERMEDIATE BOND                      0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

SHORT FIXED-INCOME                     0.90%             8/30/96         0.90%        8/30/96         **               **

MUNICIPAL INCOME                       0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

INTERMEDIATE MUNICIPAL INCOME          0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.90%             8/30/96         0.90%        7/1/95          **               **


                                      CLASS C    EFFECTIVE DATE

TECHNOQUANT GROWTH                     2.50%        11/1/97

MID CAP                                2.50%        11/1/97

EQUITY GROWTH                          1.95%        11/1/97

GROWTH OPPORTUNITIES                   1.85%        11/1/97

STRATEGIC OPPORTUNITIES                 *             *

LARGE CAP                              2.50%        11/1/97

GROWTH & INCOME                        2.25%        11/1/97

EQUITY INCOME                          1.85%        11/1/97

BALANCED                               1.80%        11/1/97

HIGH YIELD                             2.10%        11/1/97

STRATEGIC INCOME                       2.10%        11/1/97

MORTGAGE SECURITIES                     *             *

GOVERNMENT INVESTMENT                  1.75%        11/1/97

INTERMEDIATE BOND                      1.75%        11/1/97

SHORT FIXED-INCOME                     1.75%        11/1/97

MUNICIPAL INCOME                       1.75%        11/1/97

INTERMEDIATE MUNICIPAL INCOME          1.75%        11/1/97

SHORT-INTERMEDIATE MUNICIPAL INCOME     *             *

*   FUND DOES NOT OFFER CLASS C SHARES.
**  FUND DOES NOT OFFER CLASS B SHARES.
+   FMR ALSO REIMBURSED CERTAIN TRANSFER AGENT, REGISTRATION, AND OTHER
CLASS SPECIFIC EXPENSES.

If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                                  OTHER EXPENSES                                   TOTAL OPERATING EXPENSES
                               CLASS A      CLASS T     CLASS B    CLASS C[A]     CLASS A      CLASS T     CLASS B    CLASS C[A]

TECHNOQUANT GROWTH              1.56%       1.11%        1.27%        1.34%        2.41%      2.21%        2.87%       2.94%

MID CAP                         1.43%       +            +            1.11%        2.28%      +            +           2.71%

EQUITY GROWTH                   0.49%       +            0.41%        0.56%        1.34%      +            2.01%       2.16%

STRATEGIC OPPORTUNITIES         3.06%       +            +            *            3.71%      +            +           *

LARGE CAP                       2.28%       +            +            1.49%        3.13%      +            +           3.09%

GROWTH & INCOME                 1.71%       +            0.79%        0.92%        2.46%      +            2.29%       2.42%

EQUITY INCOME                   0.53%       +            +            0.38%        1.28%      +            +           1.88%

BALANCED                        0.97%       +            0.67%        0.94%        1.67%      +            2.12%       2.39%

STRATEGIC INCOME                2.14%       +            +            0.85%        2.88%      +            +           2.44%

MORTGAGE SECURITIES             3.05%[A]    0.92%[A]     4.24%[A]     *            3.64%[A]   1.61%[A]     5.58%[A]    *

GOVERNMENT INVESTMENT           4.39%       0.34%        0.39%        2.35%        4.98%      1.03%        1.73%       3.79%

INTERMEDIATE BOND               1.83%       +            0.40%        1.78%        2.42%      +            1.74%       3.22%

SHORT FIXED-INCOME              1.23%       +            **           1.29%        1.82%      +            **          2.73%

MUNICIPAL INCOME                1.62%       +            +            1.54%        2.16%      +            +           2.93%

INTERMEDIATE MUNICIPAL INCOME   8.83%       0.40%        0.56%        1.39%        9.37%      1.04%        1.85%       2.78%

SHORT-INTERMEDIATE MUNICIPAL
INCOME                          8.86%       0.69%        **           *            9.40%      1.23%        **          *

*   FUND DOES NOT OFFER CLASS C SHARES.
**  FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
+   TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS
SHOWN IN THE TABLE ON THE PREVIOUS PAGE.

Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow contain annual information which has been audited by Coopers & Lybrand L.L.P., or Price Waterhouse LLP, (TechnoQuant Growth, Growth & Income, and Mortgage Securities only) independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI. Class C of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) commenced operations on November 3, 1997.



TECHNOQUANT GROWTH - CLASS A
SELECTED PER-SHARE DATA AND RATIOS (D)
YEAR ENDED NOVEMBER 30                                          1997(G)
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                     (.07)

  NET REALIZED AND UNREALIZED GAIN (LOSS)                          1.45

  TOTAL FROM INVESTMENT OPERATIONS                                 1.38

 NET ASSET VALUE, END OF PERIOD                                 $ 11.38

 TOTAL RETURN,                                                    13.80%

 NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,376

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                           1.75%(A),(E)

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.73)%(A)

 PORTFOLIO TURNOVER                                                 213%(A)

 AVERAGE COMMISSION RATE                                        $ .0311

 TECHNOQUANT GROWTH - CLASS T

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                         1997(G)
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                   (.10)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.46

   TOTAL FROM INVESTMENT OPERATIONS                               1.36

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN (B),(C)                                             13.60%

NET ASSETS, END OF PERIOD (000 OMITTED)                        $20,283

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.00%(A),(E)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS      (1.00)%(A)

PORTFOLIO TURNOVER                                                 213%(A)

AVERAGE COMMISSION RATE (F)                                      $ .0311


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO NOVEMBER 30, 1997.


TECHNOQUANT GROWTH - CLASS B


SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                          1997G

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                    (.15)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                         1.46

   TOTAL FROM INVESTMENT OPERATIONS                                1.31

 NET ASSET VALUE, END OF PERIOD                                 $ 11.31

 TOTAL RETURN(B),(C)                                              13.10%

 NET ASSETS, END OF PERIOD (000 OMITTED)                        $11,370

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50%A,E

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS      (1.51)%A

 PORTFOLIO TURNOVER                                                 213%A

 AVERAGE COMMISSION RATE(F)                                     $ .0311


 TECHNOQUANT GROWTH - CLASS C

SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                          1997H

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.85

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                      --

  NET REALIZED AND UNREALIZED GAIN (LOSS)                         (.49)

  TOTAL FROM INVESTMENT OPERATIONS                                (.49)

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN(B),(C)                                              (4.14)%

NET ASSETS, END OF PERIOD (000 OMITTED)                        $    48

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50%A,E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.60)%A

PORTFOLIO TURNOVER                                                 213%A

AVERAGE COMMISSION RATEF                                       $ .0311

(A) ANNUALIZED

(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

MID CAP - CLASS A


 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEARS ENDED NOVEMBER 30                                              1997        1996H

 NET ASSET VALUE, BEGINNING OF PERIOD                                $11.70       $10.74

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                        (.09)        (.01)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.64          .97

   TOTAL FROM INVESTMENT OPERATIONS                                    2.55          .96

 LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                (.21)          --

 NET ASSET VALUE, END OF PERIOD                                      $14.04       $11.70

 TOTAL RETURN(B),(C)                                                  22.24%        8.94%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $4,670       $1,239

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.62%E       1.56%A,E

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.58%F       1.56%A

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (.71)%       (.33)%A

 PORTFOLIO TURNOVER                                                     208%         101%A

 AVERAGE COMMISSION RATE(G)                                          $.0401       $.0382


 MID CAP - CLASS T

 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEARS ENDED NOVEMBER 30                                               1997         1996I

 NET ASSET VALUE, BEGINNING OF PERIOD                                $  11.70     $  10.00

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                          (.07)        (.03)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                               2.64         1.73

   TOTAL FROM INVESTMENT OPERATIONS                                      2.57         1.70

 LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                  (.18)          --

 NET ASSET VALUE, END OF PERIOD                                      $  14.09     $  11.70

 TOTAL RETURN (B),(C)                                                   22.35%       17.00%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $326,642     $187,040

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 1.48%        1.60%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        1.44%F       1.60%A

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS             (.53)%       (.37)%A

 PORTFOLIO TURNOVER                                                       208%         101%A

 AVERAGE COMMISSION RATE (G)                                         $  .0401     $  .0382

(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(G) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(H) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

(I) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

MID CAP - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                                1997        1996 G

NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.61      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                          (.14)        (.10)

  NET REALIZED AND UNREALIZED GAIN (LOSS)                               2.62         1.71

  TOTAL FROM INVESTMENT OPERATIONS                                      2.48         1.61

LESS DISTRIBUTIONS

  FROM NET REALIZED GAIN                                                (.15)          --

 NET ASSET VALUE, END OF PERIOD                                      $ 13.94      $ 11.61

 TOTAL RETURN (B),(C)                                                  21.67%       16.10%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $58,758      $32,727

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                2.03%        2.38%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.98%E       2.37%A,E

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (1.08)%      (1.14)%A

 PORTFOLIO TURNOVER                                                      208%         101%A

 AVERAGE COMMISSION RATE (F)                                         $ .0401      $ .0382


 MID CAP - CLASS C

 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEAR ENDED NOVEMBER 30                                               1997 I

 NET ASSET VALUE, BEGINNING OF PERIOD                                $14.16

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                        (.01)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.07)J

   TOTAL FROM INVESTMENT OPERATIONS                                    (.08)

 NET ASSET VALUE, END OF PERIOD                                      $14.08

 TOTAL RETURN(B),(C)                                                   (.56)%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $  345

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                               2.50%A,H

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      2.40%A,E

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.07)%A

 PORTFOLIO TURNOVER                                                     208%

 AVERAGE COMMISSION RATE(F)                                          $.0401


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(G) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

(H) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

(J) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

EQUITY GROWTH - CLASS A


 SELECTED PER-SHARE DATA AND RATIOS (E)

 YEARS ENDED NOVEMBER 30                                               1997        1996F

 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 44.80      $39.47

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                         (.06)        .04

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              8.54        5.29

   TOTAL FROM INVESTMENT OPERATIONS                                     8.48        5.33

 LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                             (.36)         --

 FROM NET REALIZED GAIN                                                (1.23)         --

 TOTAL DISTRIBUTIONS                                                   (1.59)         --

 NET ASSET VALUE, END OF PERIOD                                      $ 51.69      $44.80

 TOTAL RETURN(B),(C)                                                   19.73%      13.50%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $28,522      $4,423

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.32%G      1.52%A,D,G

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.30%H      1.50%A,H

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            (.12)%       .38%A

 PORTFOLIO TURNOVER                                                      108%         76%

 AVERAGE COMMISSION RATE (I)                                         $ .0427      $.0414


 EQUITY GROWTH - CLASS T

 SELECTED PER-SHARE DATA AND RATIOS

 YEARS ENDED NOVEMBER 30                          1997           1996          1995           1994          1993         1992J

 NET ASSET VALUE, BEGINNING OF PERIOD        $    44.81     $    39.83      $    28.52     $  29.50      $  26.33      $ 23.78

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                    (.04)E          .22E            .06          .08          (.07)E        .01

   NET REALIZED AND UNREALIZED GAIN (LOSS)         8.60           6.90           11.54          .39          3.82         2.54

   TOTAL FROM INVESTMENT OPERATIONS                8.56           7.12           11.60          .47          3.75         2.55

 LESS DISTRIBUTIONS

   FROM NET INVESTMENT INCOME                      (.17)        (.03)K            (.08)          --          (.08)          --

   FROM NET REALIZED GAIN                         (1.23)       (2.11)K            (.16)       (1.45)         (.50)          --

   IN EXCESS OF NET REALIZED GAIN                    --             --            (.05)          --            --           --

   TOTAL DISTRIBUTIONS                            (1.40)         (2.14)           (.29)       (1.45)         (.58)          --

 NET ASSET VALUE, END OF PERIOD              $    51.97     $    44.81      $    39.83     $  28.52      $  29.50      $ 26.33

 TOTAL RETURN (B),(C)                             19.81%         19.00%          41.11%        1.58%        14.52%       10.72%

 NET ASSETS, END OF PERIOD (000 OMITTED)     $4,205,772     $3,536,973      $2,051,429     $874,172      $377,894      $22,655

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.31%G         1.36%           1.55%        1.71%         1.85%        1.47%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS
 AFTER EXPENSE REDUCTIONS                          1.29%H         1.34%H          1.54%H       1.70%H        1.84%H       1.47%A

 RATIO OF NET INVESTMENT INCOME (LOSS)
 TO AVERAGE NET ASSETS                             (.08)%          .54%            .21%         .15%         (.24)%        .25%A

 PORTFOLIO TURNOVER                                 108%            76%             97%         137%          160%         240%

 AVERAGE COMMISSION RATE (I)                 $    .0427     $    .0414


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

(E) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(F) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

(G) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(H) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(I) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(J) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.

(K) THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

EQUITY GROWTH - CLASS B


 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEAR ENDED NOVEMBER 30                                              1997E

 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 41.81

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                         (.32)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              9.95

   TOTAL FROM INVESTMENT OPERATIONS                                     9.63

 LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                 (.03)

 NET ASSET VALUE, END OF PERIOD                                      $ 51.41

 TOTAL RETURN(B),(C)                                                   23.05%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $71,496

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.93%A,H

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.90%A,F

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            (.73)%A

 PORTFOLIO TURNOVER                                                      108%

 AVERAGE COMMISSION RATE(G)                                          $ .0427

 EQUITY GROWTH - CLASS C


 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEAR ENDED NOVEMBER 30                                              1997I

 NET ASSET VALUE, BEGINNING OF PERIOD                                $51.84

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                        (.02)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              .13

   TOTAL FROM INVESTMENT OPERATIONS                                     .11

 NET ASSET VALUE, END OF PERIOD                                      $51.95

 TOTAL RETURN(B),(C)                                                   0.21%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $  965

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.95%A,H

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.89%A,F

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (.82)%A

 PORTFOLIO TURNOVER                                                     108%

 AVERAGE COMMISSION RATE(G)                                          $.0427

(A) ANNUALIZED

(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(G) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSIONS RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(H) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

GROWTH OPPORTUNITIES - CLASS A

194. SELECTED PER-SHARE DATA AND RATIOS D


 YEARS ENDED                                                             1997M          1997L           1996E

 NET ASSET VALUE, BEGINNING OF PERIOD                                  $  42.57       $  35.39        $ 32.86

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                                                    .04            .54            .09

   NET REALIZED AND UNREALIZED GAIN (LOSS)                                 1.41           8.80           2.44

   TOTAL FROM INVESTMENT OPERATIONS                                        1.45           9.34           2.53

 LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                  --           (.72)            --

 FROM NET REALIZED GAIN                                                      --          (1.44)            --

 TOTAL DISTRIBUTIONS                                                         --          (2.16)            --

 NET ASSET VALUE, END OF PERIOD                                        $  44.02       $  42.57        $ 35.39

 TOTAL RETURN(B),(C)                                                       3.41%         27.58%          7.70%

 NET ASSETS, END OF PERIOD (000 OMITTED)                               $142,754       $129,628        $10,185

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                   1.10%A,F       1.05%          1.48%A,F

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS          1.09%A,G       1.04%G         1.47%A,G

 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                      1.22%A         1.36%           1.74%A

 PORTFOLIO TURNOVER                                                          33%A           35%            33%

 AVERAGE COMMISSION RATE(H)                                            $  .0497       $  .0480        $ .0401

 GROWTH OPPORTUNITIES - CLASS T

SELECTED PER-SHARE DATA AND
RATIOS

YEARS ENDED                                     1997M            1997L          1996L            1995L           1994L
 NET ASSET VALUE, BEGINNING OF PERIOD       $     42.76     $     35.41      $     30.89      $    26.62      $    25.39

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                           .03D            .55D             .61D             .39             .22

   NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                     1.41            8.78             4.72            5.31            1.92

   TOTAL FROM INVESTMENT OPERATIONS                1.44            9.33             5.33            5.70            2.14

 LESS DISTRIBUTIONS

   FROM NET INVESTMENT INCOME                        --            (.54)            (.41)           (.27)           (.07)

   FROM NET REALIZED GAIN                            --           (1.44)            (.40)          (1.16)           (.84)

   TOTAL DISTRIBUTIONS                               --           (1.98)            (.81)          (1.43)           (.91)

 NET ASSET VALUE, END OF PERIOD             $     44.20     $     42.76      $     35.41      $    30.89      $    26.62

 TOTAL RETURN(B),(C)                               3.37%          27.43%           17.61%          22.88%           8.71%

 NET ASSETS, END OF PERIOD (000 OMITTED)    $20,410,697     $19,651,539      $14,314,950      $9,690,992      $4,598,668

 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.28%A            1.18%            1.34%           1.59%           1.63%

 RATIO OF EXPENSES TO AVERAGE
 NET ASSETS AFTER EXPENSE REDUCTIONS           1.27%A,G          1.17%G             1.34%         1.58%G          1.62%G

 RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET ASSETS                    1.03%A            1.39%            1.88%           1.56%           1.12%

 PORTFOLIO TURNOVER                                33%A              35%              33%             39%             43%

 AVERAGE COMMISSION RATE(H)                 $     .0497     $     .0480      $     .0401


SELECTED PER-SHARE DATA AND
RATIOS

YEARS ENDED                                    1993L         1992L          1991L        1990L       1989L        1988I
 NET ASSET VALUE, BEGINNING OF PERIOD      $    21.14      $  20.58      $  12.99      $ 16.53      $ 14.27      $ 10.00

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                          .08           .14           .06         .18J          .02          .05

   NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                   5.56          2.04          7.70        (2.50)        3.03         4.22

   TOTAL FROM INVESTMENT OPERATIONS              5.64          2.18          7.76        (2.32)        3.05         4.27

 LESS DISTRIBUTIONS

   FROM NET INVESTMENT INCOME                    (.13)         (.09)         (.17)        (.05)        (.03)          --

   FROM NET REALIZED GAIN                       (1.26)        (1.53)           --        (1.17)        (.76)          --

   TOTAL DISTRIBUTIONS                          (1.39)        (1.62)         (.17)       (1.22)        (.79)          --

 NET ASSET VALUE, END OF PERIOD            $    25.39      $  21.14      $  20.58      $ 12.99      $ 16.53      $ 14.27

 TOTAL RETURN(B),(C)                            28.11%        12.09%        60.25%      (15.05)%      22.69%       42.70%

 NET ASSETS, END OF PERIOD (000 OMITTED)   $2,054,988      $580,595      $213,095      $51,122      $34,351      $ 8,097

 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.65%         1.60%         1.73%        2.00%        2.45%     2.52%A,K

 RATIO OF EXPENSES TO AVERAGE
 NET ASSETS AFTER EXPENSE REDUCTIONS           1.64%G          1.60%         1.73%        2.00%        2.45%      2.52%A

 RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET ASSETS                     .43%          .80%          .47%        1.49%         .31%       .82%A

 PORTFOLIO TURNOVER                                69%           94%          142%         136%         163%       143%A

 AVERAGE COMMISSION RATE(H)

(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) FOR THE PERIOD NOVEMBER 18, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1988.

(J) NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.09 PER SHARE.

(K) EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(L) YEARS ENDED OCTOBER 31.

(M) ONE MONTH ENDED NOVEMBER 30, 1997.

GROWTH OPPORTUNITIES - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(D)


YEARS ENDED                                                               1997J        1997F
 NET ASSET VALUE, BEGINNING OF PERIOD                               $  42.60      $  37.62

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                                                 .02           .13

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              1.40          4.85

   TOTAL FROM INVESTMENT OPERATIONS                                     1.42          4.98

 NET ASSET VALUE, END OF PERIOD                                     $  44.02      $  42.60

 TOTAL RETURN(B),(C)                                                    3.33%        13.24%

 NET ASSETS, END OF PERIOD (000 OMITTED)                            $422,511      $370,662

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.85%A,H      1.75%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.84%A,G      1.74%A,G

 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    .47%A         .48%A

 PORTFOLIO TURNOVER                                                       33%A          35%A

 AVERAGE COMMISSION RATE(E)                                         $  .0497      $  .0480


 GROWTH OPPORTUNITIES - CLASS C

SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED                                                          1997I

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .56

 TOTAL FROM INVESTMENT OPERATIONS                                    .58

NET ASSET VALUE, END OF PERIOD                                      $ 44.20

TOTAL RETURN(B),(C)                                                  1.33%

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 5,845

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85%A,H

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84%A,G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .74%A

PORTFOLIO TURNOVER                                                   33%A

AVERAGE COMMISSION RATE(E)                                          $ .0497


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(F) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(H) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

(J) ONE MONTH ENDED NOVEMBER 30, 1997.


STRATEGIC OPPORTUNITIES - CLASS A


SELECTED PER-SHARE DATA AND RATIOS (E)

YEARS ENDED                                                               1997(M)            1996(J)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 22.51            $ 23.48

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                              (.13)                .08

  NET REALIZED AND UNREALIZED GAIN (LOSS)                                    6.00               1.26

  TOTAL FROM INVESTMENT OPERATIONS                                           5.87               1.34

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME                                                   --              (.37)

  FROM NET REALIZED GAIN                                                    (.87)             (1.94)

  TOTAL DISTRIBUTIONS                                                       (.87)             (2.31)

NET ASSET VALUE, END OF PERIOD                                            $ 27.51            $ 22.51

TOTAL RETURN (B), (C)                                                     $26.96%              5.80%

NET ASSETS, END OF PERIOD (000 OMITTED)                                   $ 2,309            $   638

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.49%(A),(F)        .99%(A),(I)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS            1.47%(A),(G)        .97%(A),(G)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                (.59)%(A)           1.00%(A)

PORTFOLIO TURNOVER                                                            61%(A)            151%

AVERAGE COMMISSION RATE(H)                                                $ .0382            $ .0409

STRATEGIC OPPORTUNITIES - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED                             1997(M)          1996(O)        1995(O)       1994(K)          1994(N)          1993(L),(N)

NET ASSET VALUE, BEGINNING OF           $22.69          $24.88          $18.70        $19.96           $22.52            $19.53
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

  NET INVESTMENT INCOME (LOSS)            (.07)(E)         .17(E)         .39           .10(E)          .39(E)           .33

  NET REALIZED AND UNREALIZED             6.03             .18            6.73          (.75)            (.81)             4.44
  GAIN (LOSS)

  TOTAL FROM INVESTMENT OPERATIONS        5.96             .35            7.12          (.65)            (.42)             4.77

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME              --              (.19)           (.39)         (.35)            (.43)             (.57)

  FROM NET REALIZED GAIN                  (.87)          (2.35)           (.55)         (.26)           (1.71)            (1.21)

  TOTAL DISTRIBUTIONS                     (.87)          (2.54)           (.94)         (.61)           (2.14)            (1.78)

NET ASSET VALUE, END OF PERIOD          $27.78          $22.69          $24.88        $18.70           $19.96            $22.52

TOTAL RETURN(B), (C)                     27.15%           1.53%          38.16%        (3.26)%          (2.24)%           26.33%

NET ASSETS, END OF PERIOD (IN           $  529          $  561          $  620        $  376           $  385            $  270
MILLIONS)

RATIO OF EXPENSES TO AVERAGE NET          1.24%(A)        1.28%           1.61%         1.73%(A), (F)    1.85%             1.57%(D)
ASSETS

RATIO OF EXPENSES TO AVERAGE              1.23%(A), (G)   1.27%(G)        1.61%         1.73%(A)         1.84%(G)          1.57%
NET ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME            (.29)(A)         .70%           1.90%         2.03%(A)         1.89%             2.06%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          61%(A)         151%            142%          228%(A)          159%              183%

AVERAGE COMMISSION RATE(H)               $.0382         $.0409

SELECTED PER-SHARE DATA AND
RATIOS

YEARS ENDED                             1992(N)         1991(N)        1990(N)         1989(N)         1988(N)        1987(N)

NET ASSET VALUE, BEGINNING OF           $21.38          $17.21         $19.55          $15.53          $19.06          $16.71
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

  NET INVESTMENT INCOME (LOSS)             .61             .66            .70             .50             .42             .46

  NET REALIZED AND UNREALIZED              .58            4.26          (2.49)           4.08           (1.80)           2.95
  GAIN (LOSS)

  TOTAL FROM INVESTMENT OPERATIONS        1.19            4.92          (1.79)           4.58           (1.38)           3.41

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME              (.62)           (.75)          (.55)           (.56)           (.24)           (.09)

  FROM NET REALIZED GAIN                 (2.42)             --             --              --           (1.91)           (.97)

  TOTAL DISTRIBUTIONS                    (3.04)           (.75)          (.55)           (.56)          (2.15)          (1.06)

NET ASSET VALUE, END OF PERIOD          $19.53          $21.38         $17.21          $19.55          $15.53          $19.06

TOTAL RETURN(B), (C)                      7.26%          29.51%         (9.49)%         30.45%          (4.98)%        21.43%

NET ASSETS, END OF PERIOD (IN           $  195          $  200         $  172          $  198          $  191          $  283
MILLIONS)

RATIO OF EXPENSES TO AVERAGE NET          1.46%           1.56%          1.59%           1.51%           1.71%          1.67%(F),(I)
ASSETS

RATIO OF EXPENSES TO AVERAGE              1.46%           1.56%          1.59%           1.51%           1.71%          1.67%
NET ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME            3.22%           3.61%          3.70%           3.23%           3.10%          2.36%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                         211%            223%           114%             89%            160%           225%

AVERAGE COMMISSION RATE(H)

(A) ANNUALIZED.

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.

(E) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

(J) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

(K) THREE MONTHS ENDED DECEMBER 31, 1994.

(L) AS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.

(M) ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

(N) YEARS ENDED SEPTEMBER 30.

(O) YEARS ENDED DECEMBER 31.



STRATEGIC OPPORTUNITIES - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED                                      1997(I)           1996(K)           1995(K)        1994(J)           1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD            $ 22.36            $ 24.56           $ 18.57         $ 19.98         $19.65

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                     (.18)(D)            .04(D)            .38             .06(D)         .05(D)

  NET REALIZED AND UNREALIZED GAIN (LOSS)          5.92                .18              6.54           (.74)            .28

  TOTAL FROM INVESTMENT OPERATIONS                 5.74                .22              6.92           (.68)            .33

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME                         --               (.07)            (.38)           (.47)            --

  FROM NET REALIZED GAIN                           (.87)             (2.35)            (.55)           (.26)            --

  TOTAL DISTRIBUTIONS                              (.87)             (2.42)            (.93)           (.73)            --

NET ASSET VALUE, END OF PERIOD                   $ 27.23            $ 22.36          $ 24.56         $ 18.57         $19.98

TOTAL RETURN(B), (C)                              26.55%              1.00%           37.35%         (3.41)%          1.68%

NET ASSETS, END OF PERIOD (000 OMITTED)         $109,646            $98,535          $87,566         $17,090         $8,824

RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.78%(A)           1.80%            2.11%           2.58%(A)       2.63%(A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                           1.77%(A), (G)      1.79%(G)         2.10%(G)        2.53%(A), (G)  2.63%(A)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS                             (.84)%(A)            .18%            1.40%           1.22%(A)       1.11%(A)

PORTFOLIO TURNOVER                                   61%(A)            151%             142%            228%(A)        159%

AVERAGE COMMISSION RATE(H)                       $ .0382            $ .0409

(A) ANNUALIZED.

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

(J) THREE MONTHS ENDED DECEMBER 31, 1994.

(K) YEARS ENDED DECEMBER 31.

LARGE CAP - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                               1997                1996(G)

NET ASSET VALUE, BEGINNING OF PERIOD                                 $11.83              $10.21

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                         (.04)                .00

  NET REALIZED AND UNREALIZED GAIN (LOSS)                              2.25                1.62

  TOTAL FROM INVESTMENT OPERATIONS                                     2.21                1.62

LESS DISTRIBUTIONS

  FROM NET REALIZED GAIN                                               (.08)                 --

  NET ASSET VALUE, END OF PERIOD                                     $13.96              $11.83

  TOTAL RETURN(B), (C)                                                18.82%              15.87%

NET ASSETS, END OF PERIOD (000 OMITTED)                              $2,330              $  503

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.75%(F)            1.75%(A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.72%(E)            1.75%(A)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            (.34)%               .11%(A)

PORTFOLIO TURNOVER                                                       93%                 59%(A)

AVERAGE COMMISSION RATE(H)                                           $.0412              $.0306


LARGE CAP - CLASS T
SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                              1997              1996(I)

NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.82             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                           (.02)               (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                2.24                1.83

 TOTAL FROM INVESTMENT OPERATIONS                                       2.22                1.82

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                 (.06)                 --

NET ASSET VALUE, END OF PERIOD                                       $ 13.98             $ 11.82

TOTAL RETURN(B), (C)                                                   18.89%              18.20%

NET ASSETS, END OF PERIOD (000 OMITTED)                              $42,753             $26,133

RATIO OF EXPENSES TO AVERAGE NET ASSETS H                               1.62%               2.00%(A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        1.60%(E)            2.00%(A)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS             (.18)%              (.14)%(A)

PORTFOLIO TURNOVER                                                        93%                 59%(A)

AVERAGE COMMISSION RATE(H)                                           $ .0412             $ .0306

(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(G) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

(H) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.


LARGE CAP - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                                     1997              1996(H)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 11.77             $10.00

INCOME FROM INVESTMENT OPERATIONS

NET INVESTMENT INCOME (LOSS)                                                 (.09)              (.05)

NET REALIZED AND UNREALIZED GAIN (LOSS)                                      2.22               1.82

TOTAL FROM INVESTMENT OPERATIONS                                             2.13               1.77

LESS DISTRIBUTIONS

FROM NET REALIZED GAIN                                                       (.05)                --

NET ASSET VALUE, END OF PERIOD                                            $ 13.85             $11.77

TOTAL RETURN(B),(C)                                                         18.18%             17.70%

NET ASSETS, END OF PERIOD (000 OMITTED)                                   $20,926             $9,721

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                      2.16%              2.50%(A),(E)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS             2.14%(F)           2.50%(A)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                  (.73)%             (.64)%(A)

PORTFOLIO TURNOVER                                                             93%                59%(A)

AVERAGE COMMISSION RATE(G)                                                $   .0412             $.0306


LARGE CAP - CLASS C

SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                                      1997(I)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $13.97

INCOME FROM INVESTMENT OPERATIONS

NET INVESTMENT INCOME (LOSS)                                                (.01)

NET REALIZED AND UNREALIZED GAIN (LOSS)                                      .02

TOTAL FROM INVESTMENT OPERATIONS                                             .01

NET ASSET VALUE, END OF PERIOD                                            $13.98

TOTAL RETURN(B),(C)                                                          0.07%

NET ASSETS, END OF PERIOD (000 OMITTED)                                   $   41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     2.50% (A),(E)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS            2.35% (A),(F)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                 (.62)%(A)

PORTFOLIO TURNOVER                                                            93%

AVERAGE COMMISSION RATE(G)                                                $.0412

(A) ANNUALIZED.

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(G) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(H) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.


GROWTH & INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                      1997 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                   $    10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     2.46

 TOTAL FROM INVESTMENT OPERATIONS                            2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.03)

NET ASSET VALUE, END OF PERIOD                         $    12.47

TOTAL RETURN (B),(C)                                            25.04%

NET ASSETS, END OF PERIOD (000 OMITTED)                   $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.50% (A), (E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          .34% (A)

PORTFOLIO TURNOVER                                             82% (A)

AVERAGE COMMISSION RATE (F)                               $   .0345


GROWTH & INCOME - CLASS T

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                      1997 (H)

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     2.45

 TOTAL FROM INVESTMENT OPERATIONS                            2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.02)

NET ASSET VALUE, END OF PERIOD                            $ 12.46

TOTAL RETURN (B), (C)                                           24.83%

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 133,468

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.59% (A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          .24% (A)

PORTFOLIO TURNOVER                                             82% (A)

AVERAGE COMMISSION RATE (F)                                 $ .0345

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
(H) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

GROWTH & INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                            1997 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          2.46

 TOTAL FROM INVESTMENT OPERATIONS                                 2.42

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.01)

NET ASSET VALUE, END OF PERIOD                                 $ 12.41

TOTAL RETURN (B) ,(C)                                                24.22%

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 28,825

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.25% (A), (E)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.42)% (A)

PORTFOLIO TURNOVER                                                  82% (A)

AVERAGE COMMISSION RATE (F)                                      $ .0345

GROWTH & INCOME - CLASS C

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                            1997 (H)

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 12.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .23

 TOTAL FROM INVESTMENT OPERATIONS                                   .23

NET ASSET VALUE, END OF PERIOD                                  $ 12.45

TOTAL RETURN (B), (C)                                              1.88%

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 391

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            2.24% (A),(E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .19% (A)

PORTFOLIO TURNOVER                                                   82% (A)

AVERAGE COMMISSION RATE (F)                                       $ .0345

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.



EQUITY INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (E)

YEARS ENDED NOVEMBER 30                                               1997           1996 (I)

NET ASSET VALUE, BEGINNING OF PERIOD                               $  22.78          $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                  .23              .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               4.61             2.44

 TOTAL FROM INVESTMENT OPERATIONS                                      4.84             2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                            (.34)            (.10)

 FROM NET REALIZED GAIN                                                (.59)            --

 TOTAL DISTRIBUTIONS                                                   (.93)            (.10)

NET ASSET VALUE, END OF PERIOD                                      $ 26.69          $ 22.78

TOTAL RETURN (B), (C)                                                 22.05%           12.31%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 25,659          $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.26% (F)        1.46% (A), (D), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.25% (G)        1.44% (A), (G)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    .93%            1.27% (A)

PORTFOLIO TURNOVER                                                       55%              78%

AVERAGE COMMISSION RATE (H)                                           $ .0430          $ .0424



EQUITY INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                              1997         1996         1995      1994        1993      1992 (J)

NET ASSET VALUE, BEGINNING OF PERIOD                $ 22.83      $ 19.95      $ 15.96   $ 14.86     $ 12.86   $ 12.37

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .26 (E)      .30 (E)      .31       .28 (E)     .33       .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)               4.62         3.35         4.26      1.03        1.97       .47

 TOTAL FROM INVESTMENT OPERATIONS                      4.88         3.65         4.57      1.31        2.30       .60

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                            (.27)        (.31)        (.30)     (.21)       (.30)     (.11)

 FROM NET REALIZED GAIN                                (.59)        (.46)        (.28)     --          --        --

 TOTAL DISTRIBUTIONS                                   (.86)        (.77)        (.58)     (.21)       (.30)     (.11)

NET ASSET VALUE, END OF PERIOD                      $ 26.85      $ 22.83      $ 19.95   $ 15.96     $ 14.86   $ 12.86

TOTAL RETURN (B), (C)                                 22.12%       18.89%       29.46%     8.84%      18.03%     4.88%

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 2,190,070  $ 1,672,994    $ 880,054 $ 179,501    $ 42,326   $ 1,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.23%        1.27%        1.48%     1.67%       1.77%     1.55% (A)

RATIO OF EXPENSES TO AVERAGE                           1.21% (G)    1.26% (G)    1.47% (G) 1.64% (G)   1.77%     1.55% (A)
NET ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO                      1.05%        1.45%        1.78%     1.69%       2.02%     3.39% (A)
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                       55%          78%          80%       140%        120%      51%

AVERAGE COMMISSION RATE(H)                          $ .0430      $ .0424

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
(E) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(I) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(J) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.


EQUITY INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                 1997         1996     1995        1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 22.73      $ 19.90   $ 15.94     $ 15.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .13(D)        .19(D)    .26        .08(D)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                4.61         3.33      4.23        .72

 TOTAL FROM INVESTMENT OPERATIONS                       4.74         3.52      4.49        .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.15)        (.23)     (.25)       (.07)

 FROM NET REALIZED GAIN                                 (.59)        (.46)     (.28)       --

TOTAL DISTRIBUTIONS                                     (.74)        (.69)     (.53)       (.07)

NET ASSET VALUE, END OF PERIOD                        $ 26.73        $ 22.73   $ 19.90   $ 15.94

TOTAL RETURN(B),(C)                                     21.52%       18.22%    28.95%      5.25%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 682,308    $ 500,447 $ 270,101   $ 35,373

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.74%(F)     1.81%     1.85%       2.24%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.73%(G)     1.79%(G)  1.84%(G)    2.18%(A),(G)
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .53%         .92%      1.41%       1.15%(A)

PORTFOLIO TURNOVER                                      55%          78%       80%         140%

AVERAGE COMMISSION RATE(H)                            $ .0430      $ .0424



EQUITY INCOME - CLASS C
SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                              1997(I)

NET ASSET VALUE, BEGINNING OF PERIOD                              $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .17

 TOTAL FROM INVESTMENT OPERATIONS                                   .19

NET ASSET VALUE, END OF PERIOD                                  $ 26.84

TOTAL RETURN (B),(C)                                                .71%

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.85%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.81%(A,(G)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                1.24%(A)

PORTFOLIO TURNOVER                                                  55%

AVERAGE COMMISSION RATE(H)                                          $ .0430

(A) ANNUALIZED
(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.


BALANCED - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (H)

YEARS ENDED OCTOBER 31                                               1997      1996(D)

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 16.04   $ 15.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                 .48       .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                              2.83       .88

 TOTAL FROM INVESTMENT OPERATIONS                                     3.31       .96

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                           (.49)     (.14)

 FROM NET REALIZED GAIN                                               (.11)     --

 TOTAL DISTRIBUTIONS                                                  (.60)     (.14)

NET ASSET VALUE, END OF PERIOD                                     $ 18.75   $ 16.04

TOTAL RETURN (B), (C)                                                20.99%     6.34%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 7,565   $ 1,181

RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.41%(E)  1.50% (A), (E)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.40%(F)  1.49% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  2.68%     3.07% (A)

PORTFOLIO TURNOVER                                                      70%      223%

AVERAGE COMMISSION RATE (G)                                        $ .0435   $ .0106



BALANCED - CLASS T

SELECTED PER-SHARE DATA
AND RATIOS

YEARS ENDED OCTOBER 31           1997      1996      1995      1994      1993      1992      1991      1990      1989      1988

NET ASSET VALUE,              $ 16.07   $ 15.30   $ 14.67   $ 15.91   $ 14.41   $ 14.13   $ 10.41   $ 12.77   $ 11.07   $ 9.44
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .53(H)    .51(H)    .59       .38       .48       .50       .51       .56     1.01I      .62

 NET REALIZED AND                2.84       .88       .54      (.79)     2.18      .85       3.74     (1.34)     1.27     1.56
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT           3.37      1.39      1.13      (.41)     2.66      1.35      4.25      (.78)     2.28     2.18
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT             (.54)     (.59)     (.50)     (.28)     (.56)     (.46)     (.53)    (1.06)     (.58)    (.55)
 INCOME

 IN EXCESS OF NET                --        --        --        (.02)     --        --        --        --        --        --
 INVESTMENT INCOME

 FROM NET REALIZED GAIN          (.11)     (.03)     --        (.49)     (.60)     (.61)     --        (.52)     --        --

 RETURN OF CAPITAL               --        --        --        (.04)     --        --        --        --        --        --


 TOTAL DISTRIBUTIONS             (.65)     (.62)     (.50)     (.83)    (1.16)    (1.07)     (.53)    (1.58)     (.58)    (.55)

NET ASSET VALUE,              $ 18.79   $ 16.07   $ 15.30   $ 14.67   $ 15.91   $ 14.41   $ 14.13   $ 10.41   $ 12.77   $ 11.07
END OF PERIOD

TOTAL RETURN (B), (C)          21.36%     9.30%     7.85%    (2.69)%   19.66%    10.27%    41.73%    (7.15)%   21.15%   23.66%

NET ASSETS,                   $ 2,901   $ 2,993   $ 3,441   $ 3,129   $ 1,654   $ 398       $ 136      $ 61      $ 46   $ 36
END OF PERIOD (IN MILLIONS)

RATIO OF EXPENSES                1.17%     1.26%     1.47%     1.59%     1.52%     1.60%     1.71%     1.85%     1.91%    2.06%
TO AVERAGE NET ASSETS

RATIO OF EXPENSES TO             1.17%     1.25%(F)  1.46%(F)  1.58%(F)  1.51%(F) 1.60%      1.71%     1.85%     1.91%    2.06%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT          2.98%     3.32%     3.99%     3.79%     3.24%     3.97%     4.19%     5.29%     8.80%    5.83%
INCOME TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 70%      223%      297%      202%      200%      389%      220%      297%      151%     204%

AVERAGE COMMISSION RATE (G)     $ .0435   $ .0106

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(G) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(H) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(I) NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.26 PER SHARE.

BALANCED - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(G)

YEAR ENDED OCTOBER 31                                              1997(C)

NET ASSET VALUE, BEGINNING OF PERIOD                             $ 16.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                             .29

 NET REALIZED AND UNREALIZED GAIN (LOSS)                           2.38

 TOTAL FROM INVESTMENT OPERATIONS                                  2.67

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                        (.32)

NET ASSET VALUE, END OF PERIOD                                   $ 18.71

TOTAL RETURN(B),(D)                                                16.40%

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 15,958

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            2.12%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS   2.11%(A),(E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS               1.88%(A)

PORTFOLIO TURNOVER                                                 70%

AVERAGE COMMISSION RATE(F)                                       $ .0435



(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
(D) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(E) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(F) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(G) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

HIGH YIELD - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEARS ENDED OCTOBER 31                                               1997        1996 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 12.300     $ 12.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                1.058         .163

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               .710         .267

 TOTAL FROM INVESTMENT OPERATIONS                                     1.768         .430

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (1.078)       (.140)

 FROM NET REALIZED GAIN                                               (.060)         --

 TOTAL DISTRIBUTIONS                                                 (1.138)       (.140)

NET ASSET VALUE, END OF PERIOD                                     $ 12.930     $ 12.300

TOTAL RETURN (B), (C)                                                15.18%        3.58%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 44,236     $  3,860

RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.15%        1.25% (A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.14% (H)    1.25% (A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  8.58%        9.06% (A)

PORTFOLIO TURNOVER                                                     105%         121%

AVERAGE COMMISSION RATE (G)                                          $  .0431   $   .0388



HIGH YIELD - CLASS T

SELECTED PER-SHARE DATA
AND RATIOS

YEARS ENDED OCTOBER 31           1997              1996              1995         1994       1993        1992          1991


NET ASSET VALUE,                $    12.310       $    11.910       $    11.220    $  12.010   $  11.070   $  10.120     $  8.150
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                1.086 (D)         1.105 (D)          .930 (D)     .848        .980       1.146        1.115

 NET REALIZED AND                      .686              .364              .680        (.537)      1.153        .975        1.948
UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT                1.772             1.469             1.610         .311       2.133       2.121        3.063
OPERATIONS

LESS DISTRIBUTIONS
FROM NET INVESTMENT                  (1.082)           (1.069)            (.920)       (.851)      (.963)     (1.171)      (1.093)
INCOME

 FROM NET REALIZED GAIN               (.060)              --                --         (.250)      (.230)      --            --

 TOTAL DISTRIBUTIONS                 (1.142)           (1.069)            (.920)      (1.101)     (1.193)     (1.171)      (1.093)

NET ASSET VALUE,                   $ 12.940  $         12.310       $    11.910    $  11.220   $  12.010   $  11.070     $ 10.120
END OF PERIOD

TOTAL RETURN(B),(C)                  15.21%            12.92%            15.05%        2.64%      20.47%      21.96%       39.67%

NET ASSETS, END OF              $ 2,208,172       $ 1,709,294       $ 1,200,495    $ 679,623   $ 485,559   $ 136,316     $ 38,681
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                   1.09%             1.12%             1.15%        1.20%       1.11%      1.10% (F)    1.10%(F)
AVERAGE NET ASSETS

RATIO OF EXPENSES                      1.08%(H)          1.11% (H)         1.15%        1.20%       1.11%      1.10%        1.10%
TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT                8.72%             9.20%             8.32%        6.92%       8.09%      9.95%       12.20%
INCOME TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                      105%              121%              112%         118%         79%       100%         103%

AVERAGE COMMISSION RATE(G)      $     .0431       $     .0388





HIGH YIELD - CLASS T

SELECTED PER-SHARE DATA
AND RATIOS




YEARS ENDED OCTOBER 31             1990                                      1989           1988


NET ASSET VALUE,                  $   8.970                                  $ 9.860        $  9.090
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                1.144                                    1.237           1.165

 NET REALIZED AND                     (.820)                                   (.890)           .770
UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT                 .324                                     .347           1.935
OPERATIONS

LESS DISTRIBUTIONS
FROM NET INVESTMENT                  (1.144)                                  (1.237)         (1.165)
INCOME

 FROM NET REALIZED GAIN                  --                                     --              --

 TOTAL DISTRIBUTIONS                 (1.144)                                  (1.237)         (1.165)

NET ASSET VALUE,                  $   8.150                                  $ 8.970        $  9.860
END OF PERIOD

TOTAL RETURN (B),(C)                  3.58%                                    3.34%          22.14%

NET ASSETS, END OF                $ 15,1300                                 $ 13,315        $ 11,900
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                  1.10% (F)                                1.10% (F)       1.10%
AVERAGE NET ASSETS

RATIO OF EXPENSES                     1.10%                                    1.10%           1.10%
TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT              12.72%                                   12.98%          11.86%
INCOME TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                      90%                                     131%            135%

AVERAGE COMMISSION RATE(G)

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(H) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

HIGH YIELD - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                              1997            1996           1995          1994(D)

NET ASSET VALUE, BEGINNING OF PERIOD             $  12.280        $ 11.890       $ 11.210       $ 11.300

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                .998(C)        1.017(C)        .794(C)        .223

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .674            .361           .721         (.118)

 TOTAL FROM INVESTMENT OPERATIONS                    1.672           1.378          1.515           .105

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (1.002)          (.988)         (.835)         (.195)

 FROM NET REALIZED GAIN                             (.060)              --             --             --

 TOTAL DISTRIBUTIONS                               (1.062)          (.988)         (.835)         (.195)

NET ASSET VALUE, END OF PERIOD                    $ 12.890        $ 12.280       $ 11.890       $ 11.210

TOTAL RETURN(B)                                     14.34%          12.10%         14.12%          0.93%

NET ASSETS, END OF PERIOD  000 OMITTED            $593,358        $344,328       $155,730       $ 16,959

RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.74%           1.79%          2.01%          2.20%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.74%           1.79%          2.01%          2.20%(A)
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO                    8.04%           8.52%          7.46%          5.92%(A)
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                    105%            121%           112%           118%

AVERAGE COMMISSION RATE(E)                        $  .0431        $  .0388

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(D) FOR THE PERIOD JUNE 30, 1994 COMMENCEMENT OF SALE OF CLASS B SHARES TO OCTOBER 31, 1994.
(E) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


STRATEGIC INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED DECEMBER 31                              1997              1996 E

NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.250          $ 11.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                 .802              .267

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .198              .493

 TOTAL FROM INVESTMENT OPERATIONS                     1.000              .760

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                          (.790)            (.280)

 FROM NET REALIZED GAIN                              (.370)            (.240)

 TOTAL DISTRIBUTIONS                                (1.160)            (.520)

NET ASSET VALUE, END OF PERIOD                     $ 11.090          $ 11.250

TOTAL RETURN(B),(C)                                    9.24%             6.95%

NET ASSETS, END OF PERIOD (000 OMITTED)            $  3,379          $    587

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.25%(F)           1.25%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.24%(G)           1.25%(A)
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE             7.16%              7.32%(A)
NET ASSETS

PORTFOLIO TURNOVER                                     140%              119%


STRATEGIC INCOME -  CLASS T

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED DECEMBER 31                                              1997           1996           1995           1994(H)

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.250       $ 11.000       $  9.920        $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                 .814(D)        .813(D)        .885            .064(D)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               .194           .542          1.231          (.046)

 TOTAL FROM INVESTMENT OPERATIONS                                     1.008          1.355          2.116            .018

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.798)         (.805)         (.806)          (.098)

 FROM NET REALIZED GAIN                                              (.370)         (.300)         (.230)              --

 TOTAL DISTRIBUTIONS                                                (1.168)        (1.105)        (1.036)           (.098)

NET ASSET VALUE, END OF PERIOD                                     $ 11.090       $ 11.250       $ 11.000        $  9.920

TOTAL RETURN(B),(C)                                                    9.33%         12.89%         22.02%            .17%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $119,204       $ 99,327       $ 52,626        $ 10,687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.20%          1.23%          1.35%(F)        1.35%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                                              1.19%(G)       1.22%(G)       1.35%           1.35%(A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  7.21%          7.34%          7.28%           5.80%(A)

PORTFOLIO TURNOVER                                                     140%           119%           193%            104%(A)

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.


STRATEGIC INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED DECEMBER 31                                                1997           1996            1995            1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.260       $ 11.010        $  9.910          $10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                   .740(D)        .743(D)         .820             .072(D)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                 .194           .538           1.237           (.078)

 TOTAL FROM INVESTMENT OPERATIONS                                        .934          1.281           2.057           (.006)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                            (.724)         (.731)          (.727)           (.084)

 FROM NET REALIZED GAIN                                                (.370)         (.300)          (.230)               --

 TOTAL DISTRIBUTIONS                                                  (1.094)        (1.031)          (.957)           (.084)

NET ASSET VALUE, END OF PERIOD                                       $ 11.100       $ 11.260        $ 11.010          $ 9.910

TOTAL RETURN(B),(C)                                                     8.60%         12.14%          21.35%           (.06)%

NET ASSETS, END OF PERIOD (000 OMITTED)                              $ 54,562       $ 37,403        $ 26,654          $ 9,379

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 1.86%          1.88%           2.10%(F)         2.10%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        1.85%(G)       1.87%(G)        2.10%            2.10%(A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    6.55%          6.69%           6.53%            5.06%(A)

PORTFOLIO TURNOVER                                                       140%           119%            193%             104%(A)


STRATEGIC INCOME - CLASS C

SELECTED PER-SHARE DATA AND RATIO(D)

YEAR ENDED DECEMBER 31                                       1997(H)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.400

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .105

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .037

 TOTAL FROM INVESTMENT OPERATIONS                              .142

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.152)

 FROM NET REALIZED GAIN                                      (.310)

 TOTAL DISTRIBUTIONS                                         (.462)

NET ASSET VALUE, END OF PERIOD                              $11.080

TOTAL RETURN(B),(C)                                           1.27%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $   659

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       2.10%(A),(F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          6.30%(A)

PORTFOLIO TURNOVER                                             140%

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.


MORTGAGE SECURITIES - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(F)

YEARS ENDED                                                  1997(H)           1997(E)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.050           $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .170              .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .048              .224

 TOTAL FROM INVESTMENT OPERATIONS                              .218              .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.168)            (.272)

 FROM NET REALIZED GAIN                                      (.080)                --

 TOTAL DISTRIBUTIONS                                         (.248)            (.272)

NET ASSET VALUE, END OF PERIOD                              $11.020           $11.050

TOTAL RETURN(B), (C)                                          2.00%             4.61%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 1,648           $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        .90%(A), (D)      .90%(A), (D)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          6.18%(A)          6.09%(A)

PORTFOLIO TURNOVER                                             125%(A)           149%


MORTGAGE SECURITIES - CLASS T

SELECTED PER-SHARE DATA AND RATIOS(F)

YEARS ENDED                                                  1997(H)           1997(G)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.050           $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .167              .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .048              .233

 TOTAL FROM INVESTMENT OPERATIONS                              .215              .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.165)            (.268)

 FROM NET REALIZED GAIN                                      (.080)                --

 TOTAL DISTRIBUTIONS                                         (.245)            (.268)

NET ASSET VALUE, END OF PERIOD                              $11.020           $11.050

TOTAL RETURN(B), (C)                                          1.98%             4.57%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $14,649           $12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.00%(A), (D)     1.00%(A), (D)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          6.10%(A)          5.99%(A)

PORTFOLIO TURNOVER                                             125%(A)           149%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
(F) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(G) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
(H) THREE MONTHS ENDED OCTOBER 31, 1997.


MORTGAGE SECURITIES - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(F)

YEARS ENDED                                                  1997(G)           1997(D)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.040           $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .142              .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .065              .214

 TOTAL FROM INVESTMENT OPERATIONS                              .207              .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.147)            (.238)

 FROM NET REALIZED GAIN                                      (.080)                --

 TOTAL DISTRIBUTIONS                                         (.227)            (.238)

NET ASSET VALUE, END OF PERIOD                              $11.020           $11.040

TOTAL RETURN(B), (C)                                          1.90%             4.20%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 1,587           $   823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.65%(A), (E)     1.65%(A), (E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.32%(A)          5.34%(A)

PORTFOLIO TURNOVER                                             125%(A)           149%

(A) ANNUALIZED
(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(G) THREE MONTHS ENDED OCTOBER 31, 1997.

GOVERNMENT INVESTMENT - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEARS ENDED OCTOBER 31                                        1997             1996 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                         $9.490           $ 9.250

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .552              .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .187              .241

 TOTAL FROM INVESTMENT OPERATIONS                              .739              .331

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.559)            (.091)

NET ASSET VALUE, END OF PERIOD                               $9.670           $ 9.490

TOTAL RETURN (B), (C)                                         8.09%             3.58%

NET ASSETS, END OF PERIOD (000 OMITTED)                      $1,582           $   223

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        .90% (F)          .90% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.98%             6.28% (A)

PORTFOLIO TURNOVER                                             136%              153%


GOVERNMENT INVESTMENT - CLASS T

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                              1997              1996             1995             1994              1993
NET ASSET VALUE,                                 $  9.490          $  9.670         $  8.960          $ 10.140          $ 9.730
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                               .558 (D)          .586 (D)         .594              .515             .567

 NET REALIZED AND UNREALIZED GAIN (LOSS)             .171            (.180)             .701           (1.031)             .601

 TOTAL FROM INVESTMENT OPERATIONS                    .729              .406            1.295            (.516)            1.168

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (.549)            (.586)           (.585)            (.504)           (.558)

 FROM NET REALIZED GAIN                                --                --               --            (.130)           (.200)

 IN EXCESS OF NET REALIZED GAIN                        --                --               --            (.030)               --

 TOTAL DISTRIBUTIONS                               (.549)            (.586)           (.585)            (.664)           (.758)

NET ASSET VALUE, END OF PERIOD                   $  9.670          $  9.490         $  9.670          $  8.960          $10.140

TOTAL RETURN (B), (C)                                7.97%             4.38%           14.91%           (5.27)%           12.53%

NET ASSETS, END OF  PERIOD (000 OMITTED)         $144,948          $217,883         $208,620          $114,453          $69,876

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.00% (F)         1.00%             .89% (F)          .74% (F)         .68% (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                            1.00%              .99% (G)         .89%              .74%             .68%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                  5.88%             6.19%            6.34%             6.18%            6.11%

PORTFOLIO TURNOVER                                   136%              153%             261%              313%             333%


YEARS ENDED OCTOBER 31                              1992             1991              1990              1989             1988
NET ASSET VALUE,                                 $  9.590          $  9.150         $  9.310          $  9.260          $ 9.200
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                               .666              .700             .735              .773             .769

 NET REALIZED AND UNREALIZED GAIN (LOSS)             .125              .419           (.160)              .050             .060

 TOTAL FROM INVESTMENT OPERATIONS                    .791             1.119             .575              .823             .829

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (.651)            (.679)           (.735)            (.773)           (.769)

 FROM NET REALIZED GAIN                                --                --               --                --               --

 IN EXCESS OF NET REALIZED GAIN                        --                --               --                --               --

 TOTAL DISTRIBUTIONS                               (.651)            (.679)           (.735)            (.773)           (.769)

NET ASSET VALUE, END OF PERIOD                   $  9.730          $  9.590         $  9.150          $  9.310          $ 9.260

TOTAL RETURN (B), (C)                               8.49%            12.65%            6.48%             9.37%            9.34%

NET ASSETS, END OF  PERIOD (000 OMITTED)         $ 23,281          $ 13,058         $  9,822           $ 8,203          $ 6,590

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.10% (F)         1.10% (F)        1.10% (F)         1.10% (F)        1.10% (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                            1.10%             1.10%            1.10%             1.10%            1.10%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                  6.98%             7.47%            8.04%             8.45%            8.30%

PORTFOLIO TURNOVER                                   315%               54%              31%               42%              44%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
    ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
    THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
    PORTION OF THE CLASS' EXPENSES.

GOVERNMENT INVESTMENT - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                                    1997          1996          1995         1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.490       $ 9.670       $ 8.950       $9.100

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                     .494(D)       .520(D)       .542         .144

 NET REALIZED AND UNREALIZED GAIN (LOSS)                   .166         (.177)         .693        (.137)

 TOTAL FROM INVESTMENT OPERATIONS                          .660          .343         1.235         .007

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                               (.490)        (.523)        (.515)       (.157)

NET ASSET VALUE, END OF PERIOD                          $ 9.660       $ 9.490       $ 9.670       $8.950

TOTAL RETURN(B),(C)                                        7.20%         3.69%        14.19%        0.10%

NET ASSETS, END OF PERIOD (000 OMITTED)                 $18,782       $17,355       $11,766       $2,062

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.65%(F)      1.67%(F)      1.65%(F)     1.70%(A),(F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.24%         5.51%         5.58%        5.22%(A)

PORTFOLIO TURNOVER                                          136%          153%          261%         313%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
    NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
    THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

INTERMEDIATE BOND - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(G)

YEARS ENDED NOVEMBER 30                                       1997             1996(F)

NET ASSET VALUE, BEGINNING OF PERIOD                        $10.590           $10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .615              .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     (.023)              .235(I)

 TOTAL FROM INVESTMENT OPERATIONS                              .592              .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.622)            (.154)

NET ASSET VALUE, END OF PERIOD                              $10.560           $10.590

TOTAL RETURN(B), (C)                                          5.81%             3.83%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 3,819           $   687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        .90%(E)           .90%(A), (E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.93%             6.45%(A)

PORTFOLIO TURNOVER                                             138%              200%


INTERMEDIATE BOND - CLASS T

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                              1997       1996          1995           1994          1993     1992(D)

NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.610       $ 10.760       $ 10.260       $ 11.140       $10.640      $ 10.960

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                            .625(G)        .671(G)        .649           .609          .785          .170

 NET REALIZED AND UNREALIZED GAIN (LOSS)        (.058)         (.147)           .491         (.876)          .511        (.320)

 TOTAL FROM INVESTMENT OPERATIONS                 .567           .524          1.140         (.267)         1.296        (.150)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                     (.617)         (.674)         (.640)         (.555)        (.796)        (.170)

 FROM RETURN OF CAPITAL                             --             --             --         (.058)            --            --

 TOTAL DISTRIBUTIONS                            (.617)        (.674)          (.640)         (.613)        (.796)        (.170)

NET ASSET VALUE, END OF PERIOD                $ 10.560       $ 10.610       $ 10.760       $ 10.260       $11.140      $ 10.640

TOTAL RETURN(B), (C)                             5.56%          5.10%         11.43%        (2.44)%        12.50%       (1.37)%

NET ASSETS, END OF PERIOD (000 OMITTED)       $278,869       $262,103       $228,439       $141,866       $59,184      $  2,583

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .96%           .97%           .94%(E)       1.02%(E)      1.23%          .82%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                          .96%           .96%(H)        .94%          1.02%         1.23%          .82%(A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                       5.97%          6.38%          6.20%          6.04%         6.81%         7.67%(A)

PORTFOLIO TURNOVER                                138%           200%           189%            68%           59%            7%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
    EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(G) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(H) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
    FUND'S EXPENSES.
(I) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD
    DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS
    OF THE FUND.

INTERMEDIATE BOND - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                     1997             1996           1995           1994 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                      $10.590          $10.750        $10.250         $10.430

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                       .551 (D)         .597 (D)       .579            .204

 NET REALIZED AND UNREALIZED GAIN (LOSS)                   (.057)           (.153)           .483          (.178)

 TOTAL FROM INVESTMENT OPERATIONS                            .494             .444          1.062            .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                (.544)           (.604)         (.562)          (.187)

 FROM RETURN OF CAPITAL                                        --               --             --          (.019)

 TOTAL DISTRIBUTIONS                                       (.544)           (.604)         (.562)          (.206)

NET ASSET VALUE, END OF PERIOD                            $10.540          $10.590        $10.750         $10.250

TOTAL RETURN (B), (C)                                        4.83%            4.32%         10.62%            .24%

NET ASSETS, END OF PERIOD (000 OMITTED)                   $22,201          $18,972        $15,830         $ 3,156

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.65% (F)        1.66% (F)      1.70% (F)       1.65% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.27%            5.69%          5.44%           5.42% A

PORTFOLIO TURNOVER                                           138%             200%           189%             68%


INTERMEDIATE BOND - CLASS C


SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                                                     1997 (H)

NET ASSET VALUE, BEGINNING OF PERIOD                                                      $10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                                       .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                                   (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                                            .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                                (.036)

NET ASSET VALUE, END OF PERIOD                                                            $10.560

TOTAL RETURN (B), (C)                                                                        0.25%

NET ASSETS, END OF PERIOD (000 OMITTED)                                                   $   160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                                     1.75% (A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                            1.73% (A), (G)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                        4.42% (A)

PORTFOLIO TURNOVER                                                                           138%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
    NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
    CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
    OF THE CLASS' EXPENSES.
(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

SHORT FIXED-INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEARS ENDED OCTOBER 31                                     1997          1996 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370         $ 9.290

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                     .532            .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.021)            .081 (G)
 TOTAL FROM INVESTMENT OPERATIONS                          .511            .171

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.571)          (.091)

NET ASSET VALUE, END OF PERIOD                          $ 9.310         $ 9.370

TOTAL RETURN, (B), (C)                                     5.64%           1.85%

NET ASSET, END OF PERIOD (000 OMITTED)                  $19,726           $ 204

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90% (F)        .90% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      6.00%           6.27% (A)

PORTFOLIO TURNOVER                                         105%            124%


SHORT FIXED-INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                       1997         1996         1995          1994        1993         1992         1991

NET ASSET VALUE, BEGINNING OF PERIOD      $  9.380     $  9.470     $  9.480      $ 10.090    $  9.950     $  9.870      $ 9.620

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .578 (D)     .594 (D)     .403          .479        .732         .830         .848

 NET REALIZED AND UNREALIZED GAIN (LOSS)    (.036)       (.094)         .148        (.501)        .146         .071         .270

 TOTAL FROM INVESTMENT OPERATIONS             .542         .500         .551        (.022)        .878         .901        1.118

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 (.572)       (.590)       (.407)        (.464)      (.738)       (.821)       (.868)

 IN EXCESS OF NET INVESTMENT INCOME             --           --           --        (.044)          --           --           --

 FROM RETURN OF CAPITAL                         --           --       (.154)        (.080)          --           --           --

 TOTAL DISTRIBUTIONS                        (.572)       (.590)       (.561)        (.588)      (.738)       (.821)       (.868)

NET ASSET VALUE, END OF PERIOD            $  9.350     $  9.380     $  9.470      $  9.480    $ 10.090     $  9.950      $ 9.870

TOTAL RETURN (B), (C)                        5.97%        5.45%        6.05%        (.22)%       9.13%        9.44%       12.19%

NET ASSETS, END OF PERIOD (000 OMITTED)   $351,614     $416,700     $546,546      $787,926    $654,202     $170,558      $25,244

RATIO OF EXPENSES TO AVERAGE NET ASSETS       .89%         .88%         .89%          .97%        .95%         .90% (F)     .90% (F)

RATIO OF NET INVESTMENT INCOME TO            6.19%        6.29%        6.05%         5.91%       6.77%        7.59%        8.50%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                            105%         124%         179%          108%         58%          57%         127%


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                             1990             1989           1988

NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.950          $ 9.940         $10.060

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                             .868             .832            .852

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (.330)             .010          (.120)

 TOTAL FROM INVESTMENT OPERATIONS                  .538             .842            .732

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.868)           (.832)          (.852)

 IN EXCESS OF NET INVESTMENT INCOME                  --               --              --

 FROM RETURN OF CAPITAL                              --               --              --

 TOTAL DISTRIBUTIONS                             (.868)           (.832)          (.852)

NET ASSET VALUE, END OF PERIOD                  $ 9.620          $ 9.950         $ 9.940

TOTAL RETURN (B), (C)                             5.59%            8.89%           7.56%

NET ASSETS, END OF PERIOD (000 OMITTED)         $13,062          $12,394         $13,433

RATIO OF EXPENSES TO AVERAGE NET ASSETS            .90% (F)         .90% (F)        .90% (F)

RATIO OF NET INVESTMENT INCOME TO                 8.86%            8.45%           8.39%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                 144%             157%            178%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

MUNICIPAL INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                                   1997             1996 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                   $11.740          $11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .583 (E)         .105 (E),(F)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .445             .109

 TOTAL FROM INVESTMENT OPERATIONS                        1.028             .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                               (.616) (F)        (.104)

 IN EXCESS OF NET INTEREST INCOME                       (.002) (H)           --

 TOTAL DISTRIBUTIONS                                    (.618)           (.104)

NET ASSET VALUE, END OF PERIOD                         $12.150          $11.740

TOTAL RETURN (B),(C)                                     9.02%            1.84%

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 3,755          $   202

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .90% (D)         .90% (A),(D)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       4.87%            5.73% (A)

PORTFOLIO TURNOVER                                         36%              49%


MUNICIPAL INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                          1997        1996           1995       1994(I)     1993        1992         1991

NET ASSET VALUE, BEGINNING OF PERIOD         $ 11.760    $ 11.880        $ 11.220   $  12.720    $11.650     $ 11.410     $10.870

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                             .597 (E)    .677 (E), (F)   .700        .689        .710        .774        .803

 NET REALIZED AND UNREALIZED GAIN (LOSS)         .407      (.136)            .660     (1.430)       1.100        .250        .660

 TOTAL FROM INVESTMENT OPERATIONS               1.004        .541           1.360      (.741)       1.810       1.024       1.463

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                      (.612) (F)  (.661)          (.700)      (.689)      (.710)      (.774)      (.803)

 IN EXCESS OF NET INTEREST INCOME              (.002) (H)      --              --          --          --          --          --

 FROM NET REALIZED GAIN                            --          --              --      (.060)      (.030)      (.010)      (.120)

 IN EXCESS OF NET REALIZED GAIN                    --          --              --      (.010)          --          --          --

 TOTAL DISTRIBUTIONS                           (.614)      (.661)          (.700)      (.759)      (.740)      (.784)      (.923)

NET ASSET VALUE, END OF PERIOD               $ 12.150    $ 11.760        $ 11.880    $ 11.220    $ 12.720    $ 11.650     $11.410

TOTAL RETURN (B),(C)                            8.89%       4.68%          12.50%      (6.03)%     15.95%       9.21%      14.02%

NET ASSETS, END OF PERIOD (000 OMITTED)      $392,075    $480,432        $565,131    $544,422    $497,575    $156,659     $67,135

RATIO OF EXPENSES TO AVERAGE NET ASSETS          .89%        .89%            .91%        .89%        .92%        .90% (D)   .90% (D)

RATIO OF NET INTEREST INCOME TO                 5.04%       5.74%           6.06%       5.78%       5.59%       6.59%       7.08%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                36%         49%             37%         38%         27%         13%         10%


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                        1990        1989       1988

NET ASSET VALUE, BEGINNING OF PERIOD           $10.820        $10.460       $ 9.850

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                              .811           .800          .750

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .150           .410          .610

 TOTAL FROM INVESTMENT OPERATIONS                 .961          1.210         1.360

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                       (.811)         (.800)        (.750)

 IN EXCESS OF NET INTEREST INCOME                   --             --            --

 FROM NET REALIZED GAIN                         (.100)         (.050)            --

 IN EXCESS OF NET REALIZED GAIN                     --             --            --

 TOTAL DISTRIBUTIONS                            (.911)         (.850)        (.750)

NET ASSET VALUE, END OF PERIOD                 $10.870        $10.820       $10.460

TOTAL RETURN (B), (C)                            9.28%         12.05%        14.22%

NET ASSETS, END OF PERIOD (000 OMITTED)        $22,702        $ 6,669       $ 3,290

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .90% (D)       .90% (D)      .89% (D)

RATIO OF NET INTEREST INCOME TO                  7.37%          7.60%         7.33%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                 11%            27%           19%

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(F) NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
(G) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(H) THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
(I) EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DISTRIBUTION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. MUNICIPAL INCOME - CLASS B


MUNICIPAL INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                                   1997           1996           1995          1994 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                   $11.740        $11.860        $11.210        $11.610

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .515 (E)       .596 (E),(F)   .612           .188

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .416         (.136)           .650         (.400)

 TOTAL FROM INVESTMENT OPERATIONS                         .931           .460          1.262         (.212)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                               (.539) (F)     (.580)         (.612)         (.188)

 IN EXCESS OF NET INTEREST INCOME                       (.002) (H)         --             --             --
 TOTAL DISTRIBUTIONS                                    (.541)         (.580)         (.612)         (.188)

NET ASSET VALUE, END OF PERIOD                         $12.130        $11.740        $11.860        $11.210

TOTAL RETURN (B), (C)                                     8.15%          3.98%         11.57%         (1.86)

NET ASSETS, END OF PERIOD (000 OMITTED)                $41,024        $39,389        $32,395        $ 9,968

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.56%          1.57%          1.86% (D)      2.09% (A)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       4.35%          5.06%          5.18%          4.58% (A)

PORTFOLIO TURNOVER                                         36%            49%            37%            38%

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(F) NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
(G) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
(H) THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. INTERMEDIATE MUNICIPAL INCOME - CLASS A


INTERMEDIATE MUNICIPAL INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996(E)

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .459       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .191       .250(G)

 TOTAL FROM INVESTMENT OPERATIONS                         .650       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.459)     (.113)

 FROM NET REALIZED GAIN                                  (.001)        --

 TOTAL DISTRIBUTIONS                                     (.460)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.600   $ 10.410

TOTAL RETURN (B),(C)                                     6.42%      3.59%

NET ASSETS, END OF PERIOD (000 OMITTED)               $    442   $    103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%(D)    .90%(A),(D)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.37%      4.60%(A)

PORTFOLIO TURNOVER                                          18%        35%


INTERMEDIATE MUNICIPAL INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996       1995        1994(H)    1993       1992(F)

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.380   $  9.400    $ 10.460   $ 11.080   $ 11.010

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .449       .461       .451        .455       .508       .131

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .181       .030G       .980      (1.040)      .260       .070

 TOTAL FROM INVESTMENT OPERATIONS                         .630       .491      1.431       (.585)      .768       .201

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.449)     (.461)     (.451)      (.455)     (.508)     (.131)

 FROM NET REALIZED GAIN                                  (.001)        --         --          --      (.880)        --

 IN EXCESS OF NET REALIZED GAIN                             --         --         --       (.020)        --         --

 TOTAL DISTRIBUTIONS                                     (.450)     (.461)     (.451)      (.475)    (1.388)     (.131)

NET ASSET VALUE, END OF PERIOD                        $ 10.590   $ 10.410   $ 10.380    $  9.400   $ 10.460   $ 11.080

TOTAL RETURN (B), (C)                                     6.21%      4.89%     15.49%      (5.78)%     7.72%     1.37%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 48,830   $ 56,729   $ 62,852    $ 57,382   $ 39,800   $ 1,752

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.00%(D)   1.00%(D)   .94%(D)    .90%(D)    .90%(D)  1.04%(A),(D)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.32%      4.42%     4.56%       4.49%       4.76%     5.65%(A)

PORTFOLIO TURNOVER                                          18%        35%       53%         53%         46%       36%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(F) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
(G) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
(H) EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DISTRIBUTION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


INTERMEDIATE MUNICIPAL INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996       1995       1994D

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.380   $  9.400   $  9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .382       .394       .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .181       .030F      .980      (.490)

 TOTAL FROM INVESTMENT OPERATIONS                         .563       .424      1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.382)     (.394)     (.373)     (.155)

 FROM NET REALIZED GAIN                                  (.001)        --         --         --

 TOTAL DISTRIBUTIONS                                     (.383)     (.394)     (.373)     (.155)

NET ASSET VALUE, END OF PERIOD                        $ 10.590   $ 10.410   $ 10.380   $  9.400

TOTAL RETURN(B),(C)                                       5.54%      4.21%     14.60%     (3.44)%

NET ASSETS, END OF PERIOD (000 OMITTED)               $  7,917    $ 7,445   $  6,226   $  1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65%E     1.66%E     1.68%E     1.65%A,E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        3.67%      3.76%      3.71%      3.74%A

PORTFOLIO TURNOVER                                          18%        35%        53%        53%

INTERMEDIATE MUNICIPAL INCOME - CLASS C
SELECTED PER-SHARE DATA AND RATIOS

YEAR ENDED NOVEMBER 30                                     1997G
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                      .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    .040

 TOTAL FROM INVESTMENT OPERATIONS                           .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                  (.027)

NET ASSET VALUE, END OF PERIOD                          $ 10.590

TOTAL RETURN(B),(C)                                         0.63%

NET ASSETS, END OF PERIOD (000 OMITTED)                 $     13

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.75%A,E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        3.33%A

PORTFOLIO TURNOVER                                            18%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
(G) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996D

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .406       .100

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .020       .110

 TOTAL FROM INVESTMENT OPERATIONS                         .426       .210

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.406)     (.100)

 FROM NET REALIZED GAIN                                  (.030)        --

 TOTAL DISTRIBUTIONS                                     (.436)     (.100)

NET ASSET VALUE, END OF PERIOD                        $ 10.200   $ 10.210

TOTAL RETURN(B),(C)                                       4.28%      2.09%

NET ASSETS, END OF PERIOD (000 OMITTED)               $    639   $    186

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%F       .90%A,F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.00%      4.06%A

PORTFOLIO TURNOVER                                          41%        62%


SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                                1997       1996        1995       1994E

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.210   $ 10.240    $  9.770   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                    .405       .404        .430       .259

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                .030       .000        .470      (.230)

 TOTAL FROM INVESTMENT OPERATIONS                                       .435       .404        .900       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                              (.405)     (.404)      (.430)     (.259)

 FROM NET REALIZED GAIN                                                (.030)     (.030)         --         --

 TOTAL DISTRIBUTIONS                                                   (.435)     (.434)      (.430)     (.259)

NET ASSET VALUE, END OF PERIOD                                      $ 10.210   $ 10.210    $ 10.240   $  9.770

TOTAL RETURN(B),(C)                                                     4.37%      4.06%       9.38%       .27%

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 21,916   $ 29,887    $ 29,274   $ 16,563

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                  .90%F      .90%F      .82%F       .75%A,F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS         .90%       .89%G       .82%        .75%A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                      3.99%      3.97%      4.25%       3.74%A

PORTFOLIO TURNOVER                                                        41%        62%        80%        111%A

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(E) FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. KEY FACTS


PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD.


For Balanced, High Yield, Mortgage Securities, Government Investment, Short Fixed-Income, and Municipal Income, the fiscal year runs from November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fiscal year runs from December 1 to November 30. For Strategic Income the fiscal year end runs from January 1 to December 31. The tables below show the performance of each class of each fund over past fiscal periods. The charts in Appendix B, beginning on page , present calendar year performance for each class compared to different measures, including a competitive funds average.


EQUITY FUNDS - CLASS A



                                                         AVERAGE ANNUAL TOTAL RETURN [E]          CUMULATIVE TOTAL RETURN [E]

                                                    PAST 1 YEAR   PAST 5 YEARS  10 YEARS/   PAST 1 YEAR  PAST 5 YEARS    10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

TECHNOQUANT GROWTH - CLASS A [C]                         N/A          N/A          N/A          N/A          N/A         13.80%

TECHNOQUANT GROWTH - CLASS A (LOAD ADJ.) [A] [C]         N/A          N/A          N/A          N/A          N/A          7.26%

MID CAP - CLASS A [C]                                    22.24%       N/A          22.29%       22.24%       N/A         43.02%

MID CAP - CLASS A (LOAD ADJ.) [A] [C]                    15.21%       N/A          18.29%       15.21%       N/A         34.80%

EQUITY GROWTH - CLASS A [C]                              19.73%       18.52%       24.10%       19.73%       133.83%    766.65%

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A] [C]              12.84%       17.12%       23.37%       12.84%       120.38%    716.82%

GROWTH OPPORTUNITIES - CLASS A [C]                       22.32%       20.41%       22.36%       22.32%       153.15%    652.56%

GROWTH OPPORTUNITIES - CLASS A (LOAD ADJ.) [A] [C]       15.28%       19.00%       21.64%       15.28%       138.60%    609.28%

STRATEGIC OPPORTUNITIES - CLASS A [C]                    26.87%       15.15%       15.58%       26.87%       102.41%    325.58%

STRATEGIC OPPORTUNITIES - CLASS A (LOAD ADJ.) [A] [C]    19.58%       13.79%       14.90%       19.58%        90.77%    301.11%

LARGE CAP - CLASS A [C]                                  18.82%       N/A          21.11%       18.82%       N/A         40.57%

LARGE CAP - CLASS A (LOAD ADJ.) [A] [C]                  11.99%       N/A          17.14%       11.99%       N/A         32.49%

GROWTH & INCOME - CLASS A [C]                            N/A          N/A          N/A          N/A          N/A         25.04%

GROWTH & INCOME - CLASS A (LOAD ADJ.) [A] [C]            N/A          N/A          N/A          N/A          N/A         17.85%

EQUITY INCOME - CLASS A [C]                              22.05%       19.25%       16.35%       22.05%       141.13%    354.83%

EQUITY INCOME - CLASS A (LOAD ADJ.) [A] [C]              15.03%       17.84%       15.67%       15.03%       127.27%    328.68%

BALANCED - CLASS A [B]                                   20.99%       10.67%       13.69%       20.99%        65.98%    260.84%

BALANCED - CLASS A (LOAD ADJ.) [A] [B]                   14.03%       9.36%        13.02%       14.03%        56.44%    240.09%


TAXABLE BOND FUNDS - CLASS A




                                                      AVERAGE ANNUAL TOTAL RETURN [E]            CUMULATIVE TOTAL RETURN [E]

                                                  PAST 1 YEAR   PAST 5 YEARS   10 YEARS/   PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                                                             LIFE OF FUND+                             LIFE OF FUND+

HIGH YIELD - CLASS A [B]                              15.18%       13.05%         15.19%      15.18%         84.67%        311.25%

HIGH YIELD - CLASS A (LOAD ADJ.) [A] [B]               9.71%       11.96%         14.63%       9.71%         75.89%        291.72%

STRATEGIC INCOME - CLASS A [D]                         9.24%       N/A            13.81%       9.24%         N/A            50.64%

STRATEGIC INCOME - CLASS A (LOAD ADJ.) [A] [D]         4.05%       N/A            12.08%       4.05%         N/A            43.48%

MORTGAGE SECURITIES - CLASS A [B]                      8.74%        8.03%          9.01%       8.74%         47.12%        136.92%

MORTGAGE SECURITIES - CLASS A (LOAD ADJ.) [A] [B]      3.57%        6.98%          8.48%       3.57%         40.13%        125.67%

GOVERNMENT INVESTMENT - CLASS A [B]                    8.09%        6.69%          7.96%       8.09%         38.22%        115.08%

GOVERNMENT INVESTMENT - CLASS A (LOAD ADJ.) [A] [B]    2.95%        5.65%          7.44%       2.95%         31.66%        104.86%

INTERMEDIATE BOND - CLASS A [C]                        5.81%        6.31%          8.09%       5.81%         35.77%        117.76%

INTERMEDIATE BOND - CLASS A (LOAD ADJ.) [A] [C]        1.84%        5.50%          7.68%       1.84%         30.67%        109.60%

SHORT FIXED-INCOME - CLASS A [B]                       5.64%        5.14%          6.91%       5.64%         28.50%         95.13%

SHORT FIXED-INCOME - CLASS A (LOAD ADJ.) [A] [B]       4.05%        4.83%          6.75%       4.05%         26.57%         92.20%




MUNICIPAL FUNDS - CLASS A

                                                           AVERAGE ANNUAL TOTAL RETURN [E]         CUMULATIVE TOTAL RETURN [E]

                                                      PAST 1 YEAR  PAST 5 YEARS  10 YEARS/   PAST 1 YEAR  PAST 5 YEARS   10 YEARS/
                                                                               LIFE OF FUND+                           LIFE OF FUND+

MUNICIPAL INCOME- CLASS A [B]                                9.02%     6.90%       9.29%       9.02%         39.63%      143.16%

MUNICIPAL INCOME- CLASS A(LOAD ADJ.) [A] [B]                 3.84%     5.87%       8.76%       3.84%         32.99%      131.61%

INTERMEDIATE MUNICIPAL INCOME - CLASS A [C]                  6.42%     5.53%       6.70%       6.42%         30.87%       91.25%

INTERMEDIATE MUNICIPAL INCOME - CLASS A (LOAD ADJ.) [A] [C]  2.43%     4.72%       6.29%       2.43%         25.96%       84.08%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A [C]            4.28%     N/A         4.81%       4.28%          N/A         19.03%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A                2.72%     N/A         4.38%       2.72%          N/A         17.25%
(LOAD ADJ.) [A] [C]


EQUITY FUNDS - CLASS T




                                                   AVERAGE ANNUAL TOTAL RETURN  [E]             CUMULATIVE TOTAL RETURN [E]


                                                  PAST 1 YEAR   PAST 5 YEARS   10 YEARS/    PAST 1 YEAR   PAST 5 YEARS   10 YEARS/
                                                                             LIFE OF FUND+                             LIFE OF FUND+


TECHNOQUANT GROWTH - CLASS T [C]                        N/A          N/A          N/A           N/A            N/A         13.60%

TECHNOQUANT GROWTH - CLASS T (LOAD ADJ.) [A] [C]        N/A          N/A          N/A           N/A            N/A          9.62%

MID CAP - CLASS T [C]                                  22.35%        N/A         22.35%        22.35%          N/A         43.15%

MID CAP - CLASS T (LOAD ADJ.) [A] [C]                  18.07%        N/A         19.93%        18.07%          N/A         38.14%

EQUITY GROWTH - CLASS T [C]                            19.81%       18.54%       24.11%        19.81%         134.04%     767.43%

EQUITY GROWTH - CLASS T (LOAD ADJ.) [A] [C]            15.62%       17.70%       23.67%        15.62%         125.84%     737.07%

GROWTH OPPORTUNITIES - CLASS T [C]                     22.13%       20.39%       22.35%        22.13%         152.90%     651.81%

GROWTH OPPORTUNITIES - CLASS T (LOAD ADJ.) [A] [C]     17.86%       19.54%       21.92%        17.86%         144.05%     625.50%

STRATEGIC OPPORTUNITIES - CLASS T [C]                  27.00%       15.18%       15.60%        27.00%         102.70%     326.19%

STRATEGIC OPPORTUNITIES - CLASS T (LOAD ADJ.) [A] [C]  22.56%       14.36%       15.19%        22.56%          95.61%     311.27%

LARGE CAP - CLASS T [C]                                18.89%        N/A         21.09%        18.89%          N/A         40.53%

LARGE CAP - CLASS T (LOAD ADJ.) [A] [C]                14.73%        N/A         18.69%        14.73%          N/A         35.61%

GROWTH & INCOME - CLASS T [C]                           N/A          N/A          N/A           N/A            N/A         24.83%

GROWTH & INCOME - CLASS T (LOAD ADJ.) [A] [C]           N/A          N/A          N/A           N/A            N/A         20.46%

EQUITY INCOME - CLASS T [C]                            22.12%       19.28%       16.37%        22.12%         141.45%     355.43%

EQUITY INCOME - CLASS T (LOAD ADJ.) [A] [C]            17.84%       18.43%       15.96%        17.84%         133.00%     339.49%

BALANCED - CLASS T [B]                                 21.36%       10.75%       13.73%        21.36%          66.59%     262.16%

BALANCED - CLASS T (LOAD ADJ.) [A] [B]                 17.11%       9.96%        13.33%        17.11%          60.76%     249.48%




TAXABLE BOND FUNDS - CLASS T


                                                       AVERAGE ANNUAL TOTAL RETURN  [E]           CUMULATIVE TOTAL RETURN [E]


                                                 PAST 1 YEAR   PAST 5 YEARS    10 YEARS/    PAST 1 YEAR   PAST 5 YEARS   10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

HIGH YIELD - CLASS T [B]                             15.21%       13.10%         15.21%       15.21%         85.08%       312.17%

HIGH YIELD - CLASS T (LOAD ADJ.) [A] [B]             11.18%       12.30%         14.80%       11.18%         78.60%       297.75%

STRATEGIC INCOME - CLASS T [D]                        9.33%         N/A          13.87%        9.33%           N/A        50.86%

STRATEGIC INCOME - CLASS T (LOAD ADJ.) [A] [D]        5.50%         N/A          12.59%        5.50%           N/A        45.58%

MORTGAGE SECURITIES - CLASS T [B]                     8.67%        8.01%          9.00%        8.67%         47.03%      136.78%

MORTGAGE SECURITIES - CLASS T (LOAD ADJ.) [A] [B]     4.87%        7.25%          8.61%        4.87%         41.89%      128.50%

GOVERNMENT INVESTMENT - CLASS T [B]                   7.97%        6.66%          7.95%        7.97%         38.06%      114.82%

GOVERNMENT INVESTMENT - CLASS T (LOAD ADJ.) [A] [B]   4.20%        5.91%          7.56%        4.20%         33.23%      107.31%

INTERMEDIATE BOND - CLASS T [C]                       5.56%        6.29%          8.09%        5.56%         35.68%      117.63%

INTERMEDIATE BOND - CLASS T (LOAD ADJ.) [A] [C]       2.65%        5.70%          7.79%        2.65%         31.95%      111.65%

SHORT FIXED-INCOME - CLASS T [B]                      5.97%        5.23%          6.96%        5.97%         29.04%       95.95%

SHORT FIXED-INCOME - CLASS T (LOAD ADJ.) [A] [B]      4.38%        4.91%          6.80%        4.38%         27.11%       93.01%


MUNICIPAL FUNDS - CLASS T


                                                             AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]



                                                          PAST 1 YEAR  PAST 5 YEARS   10 YEARS/    PAST 1 YEAR  PAST 5 YEARS
                                                                                    LIFE OF FUND+

MUNICIPAL INCOME- CLASS T [B]                                 8.89%        6.92%       9.30%          8.89%        39.73%

MUNICIPAL INCOME- CLASS T (LOAD ADJ.) [A] [B]                 5.08%        6.16%       8.91%          5.08%        34.84%

INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]                   6.21%        5.48%       6.68%          6.21%        30.58%

INTERMEDIATE MUNICIPAL INCOME - CLASS T (LOAD ADJ.) [A] [C]   3.29%        4.89%       6.38%          3.29%        26.99%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]             4.37%         N/A        4.83%          4.37%         N/A

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T                 2.81%         N/A        4.40%          2.81%         N/A
(LOAD ADJ.) [A] [C]



                                                             AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]



                                                                                                                       10 YEARS/
                                                                                                                     LIFE OF FUND+

MUNICIPAL INCOME- CLASS T [B]                                                                                           143.34%

MUNICIPAL INCOME- CLASS T (LOAD ADJ.) [A] [B]                                                                           134.83%

INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]                                                                              90.83%

INTERMEDIATE MUNICIPAL INCOME - CLASS T (LOAD ADJ.) [A] [C]                                                              85.58%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]                                                                        19.12%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T                                                                            17.33%
(LOAD ADJ.) [A] [C]


EQUITY FUNDS - CLASS B


                                                                   AVERAGE ANNUAL TOTAL RETURN [E]   CUMULATIVE TOTAL RETURN  [E]


                                                   PAST 1 YEAR   PAST 5 YEARS   10 YEARS/    PAST 1 YEAR   PAST 5 YEARS  10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

TECHNOQUANT GROWTH - CLASS B [C]                         N/A          N/A          N/A          N/A            N/A         13.10%

TECHNOQUANT GROWTH - CLASS B (LOAD ADJ.) [A] [C]         N/A          N/A          N/A          N/A            N/A          8.10%

MID CAP - CLASS B [C]                                   21.67%        N/A         21.45%       21.67%          N/A         41.26%

MID CAP - CLASS B (LOAD ADJ.) [A] [C]                   16.67%        N/A         19.50%       16.67%          N/A         37.26%

EQUITY GROWTH - CLASS B [C]                             19.09%       18.39%       24.04%       19.09%        132.62%      762.19%

EQUITY GROWTH - CLASS B (LOAD ADJ.) [A] [C]             14.09%       18.19%       24.04%       14.09%        130.62%      762.19%

GROWTH OPPORTUNITIES - CLASS B [C]                      21.63%       20.29%       22.30%       21.63%        151.87%      648.75%

GROWTH OPPORTUNITIES - CLASS B (LOAD ADJ.) [A] [C]      16.63%       20.10%       22.30%       16.63%        149.87%      648.75%

STRATEGIC OPPORTUNITIES - CLASS B [C]                   26.33%       14.80%       15.41%       26.33%         99.42%      319.29%

STRATEGIC OPPORTUNITIES - CLASS B (LOAD ADJ.) [A] [C]   21.33%       14.57%       15.41%       21.33%         97.42%      319.29%

LARGE CAP - CLASS B [C]                                 18.18%        N/A         20.40%       18.18%           N/A        39.10%

LARGE CAP - CLASS B (LOAD ADJ.) [A] [C]                 13.18%        N/A         18.44%       13.18%           N/A        35.10%

GROWTH & INCOME - CLASS B [C]                            N/A          N/A          N/A          N/A             N/A        24.22%

GROWTH & INCOME - CLASS B (LOAD ADJ.) [A] [C]            N/A          N/A          N/A          N/A             N/A        19.22%

EQUITY INCOME - CLASS B [C]                             21.52%       18.92%       16.19%       21.52%         137.80%     348.55%

EQUITY INCOME - CLASS B (LOAD ADJ.) [A] [C]             16.52%       18.72%       16.19%       16.52%         135.80%     348.55%

BALANCED - CLASS B [B]                                  20.54%       10.60%       13.66%       20.54%          65.46%     259.70%

BALANCED - CLASS B (LOAD ADJ.) [A] [B]                  15.54%       10.33%       13.66%       15.54%          63.46%     259.70%


TAXABLE BOND FUNDS - CLASS B



                                                      AVERAGE ANNUAL TOTAL RETURN [E]           CUMULATIVE TOTAL RETURN [E]


                                                  PAST 1 YEAR   PAST 5 YEARS    10 YEARS/   PAST 1 YEAR   PAST 5 YEARS   10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

HIGH YIELD - CLASS B [B]                             14.34%        12.47%        14.89%        14.34%        79.96.%      300.76%

HIGH YIELD - CLASS B (LOAD ADJ.) [A] [B]              9.34%        12.22%        14.89%         9.34%        77.96%       300.76%

STRATEGIC INCOME - CLASS B [D]                        8.60%         N/A          13.11%         8.60%          N/A         47.70%

STRATEGIC INCOME - CLASS B (LOAD ADJ.) [A] [D]        3.67%         N/A          12.38%         3.67%          N/A         44.70%

MORTGAGE SECURITIES - CLASS B [B]                     8.20%         7.92%         8.95%         8.20%        46.39%       135.75%

MORTGAGE SECURITIES - CLASS B (LOAD ADJ.) [A] [B]     3.20%         7.62%         8.95%         3.20%        44.39%       135.75%

GOVERNMENT INVESTMENT - CLASS B [B]                   7.20%         6.14%         7.68%         7.20%        34.74%       109.65%

GOVERNMENT INVESTMENT - CLASS B (LOAD ADJ.) [A] [B]   2.20%         5.83%         7.68%         2.20%        32.75%       109.65%

INTERMEDIATE BOND - CLASS B [B]                       4.83%         5.73%         7.80%         4.83%        32.13%       111.93%

INTERMEDIATE BOND - CLASS B (LOAD ADJ.) [A] [B]       1.85%         5.73%         7.80%         1.85%        32.13%       111.93%



MUNICIPAL FUNDS - CLASS B


                                                                 AVERAGE ANNUAL TOTAL RETURN [E]        CUMULATIVE TOTAL RETURN [E]


                                                           PAST 1 YEAR   PAST 5 YEARS   10 YEARS/    PAST 1 YEAR   PAST 5 YEARS
                                                                                      LIFE OF FUND+

MUNICIPAL INCOME- CLASS B [B]                                  8.15%         6.35%        9.01%         8.15%         36.06%

MUNICIPAL INCOME- CLASS B (LOAD ADJ.) [A] [B]                  3.15%         6.04%        9.01%         3.15%         34.06%

INTERMEDIATE MUNICIPAL INCOME - CLASS B [C]                    5.54%         4.97%        6.41%         5.54%         27.42%

INTERMEDIATE MUNICIPAL INCOME - CLASS B (LOAD ADJ.) [A] [C]    2.54%         4.97%        6.41%         2.54%         27.42%



                                                                 AVERAGE ANNUAL TOTAL RETURN [E]        CUMULATIVE TOTAL RETURN [E]


                                                                                                                         10 YEARS/
                                                                                                                       LIFE OF FUND+

MUNICIPAL INCOME- CLASS B [B]                                                                                             136.95%

MUNICIPAL INCOME- CLASS B (LOAD ADJ.) [A] [B]                                                                             136.95%

INTERMEDIATE MUNICIPAL INCOME - CLASS B [C]                                                                                86.22%

INTERMEDIATE MUNICIPAL INCOME - CLASS B (LOAD ADJ.) [A] [C]                                                                86.22%


EQUITY FUNDS - CLASS C



                                                      AVERAGE ANNUAL TOTAL RETURN  [E]           CUMULATIVE TOTAL RETURN  [E]


                                                PAST 1 YEAR   PAST 5 YEARS    10 YEARS/    PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                                                            LIFE OF FUND+                              LIFE OF FUND+

TECHNOQUANT GROWTH - CLASS C [C]                       N/A        N/A            N/A           N/A           N/A           13.12%

TECHNOQUANT GROWTH - CLASS C  (LOAD ADJ.) [A] [C]      N/A        N/A            N/A           N/A           N/A           12.12%

MID CAP - CLASS C [C]                                 21.68%      N/A           21.45%        21.68%         N/A           41.27%

MID CAP - CLASS C (LOAD ADJ.) [A] [C]                 20.68%      N/A           21.45%        20.68%         N/A           41.27%

EQUITY GROWTH - CLASS C [C]                           19.08%     18.39%         24.04%        19.08%        132.62%       762.17%

EQUITY GROWTH - CLASS C (LOAD ADJ.) [A] [C]           18.08%     18.39%         24.04%        18.08%        132.62%       762.17%

GROWTH OPPORTUNITIES - CLASS C [C]                    21.68%     20.30%         22.31%        21.68%        151.98%       649.06%

GROWTH OPPORTUNITIES - CLASS C  (LOAD ADJ.) [A] [C]   20.68%     20.30%         22.31%        20.68%        151.98%       649.06%

LARGE CAP - CLASS C [C]                               18.18%      N/A           20.40%        18.18%         N/A           39.10%

LARGE CAP - CLASS C (LOAD ADJ.) [A] [C]               17.18%      N/A           20.40%        17.18%         N/A           39.10%

GROWTH & INCOME - CLASS C [C]                          N/A        N/A            N/A           N/A           N/A           24.21%

GROWTH & INCOME - CLASS C (LOAD ADJ.) [A] [C]          N/A        N/A            N/A           N/A           N/A           23.21%

EQUITY INCOME - CLASS C [C]                           21.56%     18.93%         16.20%        21.56%        137.88%       348.71%

EQUITY INCOME - CLASS C (LOAD ADJ.) [A] [C]           20.56%     18.93%         16.20%        20.56%        137.88%       348.71%

BALANCED - CLASS C [B]                                20.54%     10.60%         13.66%        20.54%         65.46%       259.70%

BALANCED - CLASS C (LOAD ADJ.) [A] [B]                19.54%     10.60%         13.66%        19.54%         65.46%       259.70%



TAXABLE BOND FUNDS - CLASS C



                                                        AVERAGE ANNUAL TOTAL RETURN  [E]   CUMULATIVE TOTAL RETURN  [E]

                                                 PAST 1 YEAR  PAST 5 YEARS    10 YEARS/    PAST 1 YEAR    PAST 5 YEARS    10 YEARS/
                                                                            LIFE OF FUND+                              LIFE OF FUND+

HIGH YIELD - CLASS C [B]                             14.37%      12.45%        14.89%         14.37%         79.83%       300.77%

HIGH YIELD - CLASS C (LOAD ADJ.) [A] [B]             13.37%      12.45%        14.89%         13.37%         79.83%       300.77%

STRATEGIC INCOME - CLASS C [D]                        8.55%       N/A          13.09%          8.55%          N/A          47.61%

STRATEGIC INCOME - CLASS C (LOAD ADJ.) [A] [D]        7.55%       N/A          13.09%          7.55%          N/A          47.61%

GOVERNMENT INVESTMENT - CLASS C [B]                   7.21%       6.16%         7.69%          7.21%         34.82%       109.81%

GOVERNMENT INVESTMENT - CLASS C (LOAD ADJ.) [A] [B]   6.21%       6.16%         7.69%          6.21%         34.82%       109.81%

INTERMEDIATE BOND - CLASS C [C]                       4.82%       5.74%         7.80%          4.82%         32.19%       112.02%

INTERMEDIATE BOND - CLASS C (LOAD ADJ.) [A] [C]       3.82%       5.74%         7.80%          3.82%         32.19%       112.02%

SHORT FIXED-INCOME - CLASS C [B]                      5.97%       5.23%         6.96%          5.97%         29.04%        95.95%

SHORT FIXED-INCOME - CLASS C (LOAD ADJ.) [A] [B]      4.97%       5.23%         6.96%          4.97%         29.04%        95.95%


MUNICIPAL FUNDS - CLASS C



                                                                AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]


                                                             PAST 1 YEAR  PAST 5 YEARS   10 YEARS/    PAST 1 YEAR  PAST 5 YEARS
                                                                                       LIFE OF FUND+

MUNICIPAL INCOME - CLASS C [B]                                  8.17%         6.36%         9.01%         8.17%        36.10%

MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [B]                  7.17%         6.36%         9.01%         7.17%        36.10%

INTERMEDIATE MUNICIPAL INCOME - CLASS C [C]                     5.54%         4.97%         6.42%         5.54%        27.44%

INTERMEDIATE MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [C]     4.54%         4.97%         6.42%         4.54%        27.44%



                                                                AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]


                                                                                                                        10 YEARS/
                                                                                                                      LIFE OF FUND+

MUNICIPAL INCOME - CLASS C [B]                                                                                           136.95%

MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [B]                                                                           136.95%

INTERMEDIATE MUNICIPAL INCOME - CLASS C [C]                                                                               86.26%

INTERMEDIATE MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [C]                                                               86.26%



+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (OCTOBER 31, 1994 FOR STRATEGIC INCOME; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP, AND LARGE CAP, AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH THE ANNUAL PERIOD ENDED 1997.

[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.

         CLASS B'S AND CLASS C'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE
CALCULATED PURSUANT TO THE CDSC INFORMATION BEGINNING ON PAGE    80    .
[B] PERIOD ENDED OCTOBER 31, 1997.
[C] PERIOD ENDED NOVEMBER 30, 1997.
[D] PERIOD ENDED DECEMBER 31, 1997.
[E] INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT MORTGAGE SECURITIES, TECHNOQUANT GROWTH, AND GROWTH & INCOME) TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY FUNDS, 0.25% FOR BOND FUNDS, AND 0.15% FOR SHORT-TERM BOND FUNDS. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 FOR THE EQUITY FUNDS AND THE BOND FUNDS WOULD HAVE BEEN HIGHER.

         FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, CLASS A RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1,
1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF TECHNOQUANT GROWTH, MID CAP, LARGE CAP, AND GROWTH & INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%.

         INITIAL OFFERING OF CLASS C OF STRATEGIC INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1
FEE HAD BEEN REFLECTED, TOTAL RETURNS    PRIOR TO NOVEMBER 3, 1997 THROUGH
JANUARY 1, 1996     WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF EQUITY GROWTH TOOK PLACE ON NOVEMBER 3,1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF GROWTH OPPORTUNITIES TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF BALANCED TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997

THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JANUARY 1, 1996 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF SHORT FIXED-INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME PRIOR TO NOVEMBER 3, 1997 THROUGH JANUARY 1, 1996 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

The exclusion of any applicable sales charge from a performance calculation produces a higher return.

If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.

YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

This difference may be significant for funds whose investments are denominated in foreign currencies.

In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.

A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.

THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.

STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.

STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.

MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.

LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a market capitalization weighted benchmark of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons.

       LEHMAN BROTHERS GOVERNMENT BOND INDEX    is a market value weighted index
of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

   LEHMAN BROTHERS MUNICIPAL BOND INDEX is a total return performance benchmark for investment grade municipal bonds with maturities of at least one year.

Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.

THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.

Other illustrations of equity fund performance may show moving averages over specified periods.

The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

CHARTER

EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. Municipal Income is a diversified fund of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.

EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.

THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.

FMR AND ITS AFFILIATES

Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.

The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
   Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced and Strategic Income. Beginning January 1, 1999, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.

(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.

(small solid bullet) Fidelity Investment Japan Limited (FIJ), in Tokyo,
Japan   ,     serves as a sub-adviser for Strategic Income.

As of December 31, 1997, FMR advised funds having approximately    34
million shareholder accounts with a total value of more than $   529
billion.

John Avery is lead manager of Advisor Balanced, which he has managed since
   January 1998. He has been a co-manager of the fund since September 1997    .
He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.

John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.

Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant, and manager.

Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.

Andrew Dudley is manager of Advisor Short Fixed-Income, which he has managed
since February 1997.    He also manages other Fidelity funds.     Prior to
joining Fidelity as a manager in 1996, Mr. Dudley was a portfolio manager with Putnam Investments from 1991 to 1996.

Margaret Eagle is Vice President and manager of Advisor High Yield and Advisor Strategic Income, which she has managed since January 1987 and January 1996, respectively. Ms. Eagle manages the high yield investments for Advisor Strategic Income. In addition, she is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.

   Karen Firestone will be manager of Advisor Large Cap effective April 1, 1998. She will also manage another Fidelity fund. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.

Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst, and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.

Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.

Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.

Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Since joining Fidelity as a research associate in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

Norm Lind is Vice President and manager of Advisor Short-Intermediate Municipal
Income    and Advisor Intermediate Municipal Income    , which he has managed
since October 1995    and January 1998, respectively    . He also manages
several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.

   Charles Mangum will provide assistance in managing Advisor Growth Opportunities from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.

   Jonathan Short is Vice President and manager of Advisor Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.

Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.

Thomas Sprague is Vice President and manager of Advisor Large Cap, which he has
managed since March 1996    and will manage until March 31, 1998    . He also
manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.

Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant, and manager.

Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.

Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

FDC distributes and markets Fidelity's funds and services.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, although it employs FIIOC to perform these functions for each class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.

FMR Corp. is the ultimate parent company of FMR,    FIMM,     FMR U.K., and FMR
Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR

Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.

FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

INVESTMENT PRINCIPLES AND RISKS

The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.

The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.

The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.

In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.

The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

Municipal securities are backed by the entity that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or the rights of municipal securities holders.

Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because certain of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.

FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.

TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.

FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.

MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.

Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1997, the S&P MidCap 400 included
companies with capitalizations of between $   213     million and $   13.7
billion. The capitalization range of the S&P MidCap 400 changes with market conditions and the composition of the Index.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.

Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.

GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.

STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.

A special situation may involve one or more of the following characteristics:

(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.

(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.

(small solid bullet) New or changed management, or material changes in management policies or corporate structure.

(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.

(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.

LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.

FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.

Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.

The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.

BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.

HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.

The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.

STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.

FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.

The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.

By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.

MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Mortgage-Backed Securities Index, a market capitalization weighted benchmark of 15- and 30- year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index was approximately
   5.8     and    6.01     years, respectively.

FMR allocates assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.

GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.

In managing the fund, FMR selects a benchmark index which is representative of
the universe of securities in which the fund invest   s    . FMR uses this
benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a
market value weighted benchmark of    U.S. Government and     government
   agency securities (other than mortgage securities) with maturities of one
year or more.     FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity
of the fund and the Index was approximately    8.2     and    8.67     years,
respectively.

FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view
of the relative value of each sector    or     maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.

INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average maturity of the fund and the Index was approximately
   5.9     and    4.30     years, respectively. In addition, the fund normally
maintains a dollar-weighted average maturity between three and 10 years.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index was approximately
   2.2     and    2.09     years, respectively. In addition, the fund normally
maintains a dollar-weighted average maturity of three years or less.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index
was approximately    13.2     and
   13.97     years, respectively.

FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.

INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-17 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and 17 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average maturity of the fund
and the Index was approximately    7.6     and   8.49     years, respectively.
In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.

FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.

SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-5 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and five years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997 the dollar-weighted average maturity of the
fund and the Index was approximately    3.2     and    3.69     years,
respectively. In addition, the fund normally maintains a dollar-weighted average maturity between two and five years.

FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.

TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.

Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.

EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

RESTRICTIONS: With respect to 75% of total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.

Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.

The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.

The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal period ended 1997, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL PERIOD ENDED 1997 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY RATING

                                  MID**    EQUITY**   GROWTH*       GROWTH****   STRATEGIC**     LARGE**    GROWTH &**    EQUITY**
S&P RATING                        CAP      GROWTH  OPPORTUNITIES OPPORTUNITIES  OPPORTUNITIES     CAP       INCOME        INCOME
(AVERAGE OF TOTAL INVESTMENTS)

   INVESTMENT GRADE

   HIGHEST QUALITY AAA

   HIGH QUALITY AA                 --        --       14.00%        12.10%          --            --         0.20%         1.35%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BBB                --        --         --             --           --            --         0.36%           --
   LOWER QUALITY

   MODERATELY SPECULATIVE BB       --        --         --             --           --            --         0.35%          0.25%

   SPECULATIVE B 0.01%             --        --         --             --          0.06%          --         0.14%            --

   HIGHLY SPECULATIVE CCC          --        --         --             --           --            --          --              --

   POOR QUALITY CC                 --        --         --             --           --            --          --              --

   LOWEST QUALITY, NO INTEREST C   --        --         --             --           --            --          --              --

   IN DEFAULT, IN ARREARS D        --        --         --             --           --            --          --              --


                                                   HIGH*     STRATEGIC***
S&P RATING                            BALANCED*    YIELD      INCOME
(AVERAGE OF TOTAL INVESTMENTS)

   INVESTMENT GRADE

   HIGHEST QUALITY AAA

   HIGH QUALITY AA                     22.57%       --        41.93%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BBB                    7.19%       0.32%      0.85%
   LOWER QUALITY

   MODERATELY SPECULATIVE BB           0.87%       6.39%      8.66%

   SPECULATIVE B 0.01%                 3.92%       51.18%     25.32%

   HIGHLY SPECULATIVE CCC              0.33%       7.13%      2.85%

   POOR QUALITY CC                     0.04%       1.14%      0.30%

   LOWEST QUALITY, NO INTEREST C        --          --          --

   IN DEFAULT, IN ARREARS D             --          --          --




                                         MID   EQUITY        GROWTH          GROWTH           STRATEGIC     LARGE    GROWTH &

   MOODY'S RATING                        CAP   GROWTH     OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES    CAP      INCOME

   (AVERAGE OF TOTAL INVESTMENTS)
   INVESTMENT GRADE
   HIGHEST QUALITY AAA

   HIGH QUALITY AA                       --     --           14.00%            12.10%             --           --      0.10%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BAA                      --     --            --                 --               --           --      0.13%
   LOWER QUALITY

   MODERATELY SPECULATIVE BA             --     --            --                 --               --           --      0.57%

   SPECULATIVE B                        0.01%   --            --                 --              0.38%         --      0.23%

   HIGHLY SPECULATIVE CAA                --     --            --                 --               --           --       --

   POOR QUALITY CA                       --     --            --                 --               --           --       --

   LOWEST QUALITY, NO INTEREST C         --     --            --                 --               --           --       --

   IN DEFAULT, IN ARREARS                --     --            --                 --               --           --       --


                                         EQUITY               HIGH       STRATEGIC

   MOODY'S RATING                         INCOME    BALANCED   YIELD        INCOME

   (AVERAGE OF TOTAL INVESTMENTS)
   INVESTMENT GRADE
   HIGHEST QUALITY AAA

   HIGH QUALITY AA                         1.35%    23.89%      --         41.40%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BAA                         --      4.64%       --         0.15%
   LOWER QUALITY

   MODERATELY SPECULATIVE BA               0.24%    2.19%     5.98%        7.98%

   SPECULATIVE B                           0.01%    3.90%     50.69%       27.95%

   HIGHLY SPECULATIVE CAA                    --      0.37%    11.11%       3.17%

   POOR QUALITY CA                           --       --      0.03%         --

   LOWEST QUALITY, NO INTEREST C             --       --       --           --

   IN DEFAULT, IN ARREARS                    --       --       --           --

   * FISCAL YEAR ENDED OCTOBER 31, 1997.
   ** FISCAL YEAR ENDED NOVEMBER 30, 1997.
   *** FISCAL YEAR ENDED DECEMBER 31, 1997.
   **** FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1997.

   REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS.

   THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY
MOODY'S AND S&P AMOUNTED TO         0.66% OF BALANCED INVESTMENTS, 5.72% OF HIGH
YIELD INVESTMENTS, 9.16% OF STRATEGIC INCOME INVESTMENTS, AND 0.59% OF STRATEGIC
OPPORTUNITIES INVESTMENTS. THESE PERCENTAGES MAY         INCLUDE SECURITIES
RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO 0.51% OF BALANCED
   INVESTMENTS, 5.66% OF HIGH YIELD INVESTMENTS, 9.09% OF STRATEGIC INCOME INVESTMENTS, AND 0.59% OF STRATEGIC OPPORTUNITIES INVESTMENTS.

   FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.

Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.

TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.

Each of Intermediate Bond, Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's,
S&P, Duff & Phelps Credit Rating Co., or    Fitch IBCA In    c., or is unrated
but judged by FMR to be of equivalent quality.

U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.

OTHER INSTRUMENTS may include securities of closed-end investment companies.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to
political   ,     economic   , or regulatory     conditions in foreign
countries   ;     fluctuations in foreign currencies   ;     withholding or
other taxes   ; trading, settlement, custodial, and other     operational
risks   ;     and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of
these factors can make foreign investments, especially those in    emerging
markets    , more volatile    and potentially less liquid     than U.S.
investments.

ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.

MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.

VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a
benchmark,    often     making the security's market value more volatile.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.

MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.

PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.

REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.

RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.

Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.

CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

RESTRICTIONS: Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, do not currently intend to invest in repurchase agreements.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.

RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.

Strategic Income and Short-Intermediate Municipal Income, are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.

LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.

RESTRICTIONS: Loans, in the aggregate, may not exceed 33 1/3% of a fund's total assets; however, Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not currently intend to make loans.

FUNDAMENTAL INVESTMENT POLICIES AND
RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.

TECHNOQUANT GROWTH FUND seeks capital growth.

MID CAP FUND seeks long-term growth of capital.

EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.

GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.

LARGE CAP FUND seeks long-term growth of capital.

GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.

MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.

GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.

SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.

SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.

Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

Loans, in the aggregate, may not exceed 33 1/3% of each fund's total assets.

BREAKDOWN OF EXPENSES

Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are
explained on page    .

FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.

MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.

Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets.

For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate,
multiplying the result by the fund's    monthly     average net assets   , and
dividing by twelve.

   For Growth Opportunities and Strategic Opportunities, the fee is calculated by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets under
management increase.    For December 1997, the group fee rate for the Equity
Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.

The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus) 0.20% of a fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

   The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income is 0.30%. The individual fund fee rate for Growth & Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income is 0.25%.

The following table states the management fee   , as a percentage of each fund's
average net assets,     for each fund for    its most recent     fiscal year
end   ed     1997:


                                                TOTAL

                                                MANAGEMENT FEE

   MID CAP                                       0.60%

   EQUITY GROWTH                                 0.60%

   GROWTH OPPORTUNITIES                          0.52%[A][B][C]

   STRATEGIC OPPORTUNITIES                       0.40%[A][B][C]

   LARGE CAP                                     0.60%

   EQUITY INCOME                                 0.50%

   BALANCED                                      0.45%

   HIGH YIELD                                    0.59%

   STRATEGIC INCOME                              0.59%

   MORTGAGE SECURITIES                           0.44%[B][D]

   GOVERNMENT INVESTMENT                         0.44%

   INTERMEDIATE BOND                             0.44%

   SHORT FIXED-INCOME                            0.44%

   MUNICIPAL INCOME                              0.39%

   INTERMEDIATE MUNICIPAL INCOME                 0.39%

   SHORT-INTERMEDIATE MUNICIPAL INCOME           0.39%

   [A] THE ANNUALIZED BASIC FEE, AS A PERCENTAGE OF EACH FUND'S AVERAGE NET ASSETS, FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997 WAS 0.60% FOR GROWTH OPPORTUNITIES AND 0.60% FOR STRATEGIC OPPORTUNITIES.
   [B] ANNUALIZED
   [C] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
   [D] FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.

   The total management fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.49% of the fund's average net assets. The basic fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.60% of the fund's average net assets.

The total management fee for Mortgage Securities for the fiscal year ended July 31, 1997 was 0.44% of the fund's average net assets.


FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.

The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.

For the fiscal    period     ended 1997, FMR, on behalf of each fund with
sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to
less than    0.01    % of each fund's average net assets    (annualized for
periods of less than one year). The numbers for Growth Opportunities and Strategic Opportunities are for the fiscal period ended November 30, 1997 and the number for Mortgage Securities is for the fiscal period ended October 31, 1997.

   For the fiscal year ended October 31, 1997, FMR on behalf of Growth Opportunities paid FMR U.K., and FMR Far East fees equal to less than 0.01% of the fund's average net assets.

   Beginning January 1, 1999, FIMM will select certain investments for Balanced and Strategic Income.

   Beginning January 1, 1999, FIMM, will have primary responsibility for managing Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income. FMR will pay FIMM 50% of its management fee (before expense reimbursements) for FIMM's services.

OTHER EXPENSES

While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.

FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class of the Taxable Funds and maintains the general accounting records and administers the securities lending program for the Taxable Funds.

For the fiscal    period     ended 1997, transfer agency and pricing and
bookkeeping fees paid (as a percentage of average net assets) amounted to the
following. These amounts    (annualized for periods of less than one year)
are before expense reductions, if any.


                                       TRANSFER AGENCY FEES          PRICING AND
                                       PAID BY                       BOOKKEEPING
                                                                     FEES PAID
                                                                     BY FUND

                                CLASS A     CLASS T      CLASS B

TECHNOQUANT GROWTH              0.22%       0.32%        0.25%       0.24%

MID CAP                         0.32%       0.24%        0.25%       0.06%

EQUITY GROWTH                   0.27%       0.18%        0.26%       0.02%

GROWTH OPPORTUNITIES[A]         0.26%       0.18%        0.26%       0.00%

STRATEGIC OPPORTUNITIES[A]      0.36%       0.22%        0.25%       0.05%

LARGE CAP                       0.28%       0.22%        0.24%       0.10%

GROWTH & INCOME                 0.28%       0.21%        0.24%       0.09%

EQUITY INCOME                   0.24%       0.18%        0.20%       0.03%

BALANCED                        0.24%       0.18%        0.25%       0.03%

HIGH YIELD                      0.21%       0.19%        0.19%       0.03%

STRATEGIC INCOME                0.37%       0.21%        0.20%       0.04%

MORTGAGE SECURITIES[B]          0.29%       0.52%        0.42%       0.04%

GOVERNMENT INVESTMENT           0.50%       0.24%        0.23%       0.04%

INTERMEDIATE BOND               0.34%       0.20%        0.26%       0.04%

SHORT FIXED-INCOME              0.27%       0.22%        *           0.04%

* FUND DOES NOT OFFER CLASS B SHARES.
[A] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
[B] FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.


   The transfer agency fees paid by Class A, Class T, and Class B of Growth Opportunities for the fiscal year ended October 31, 1997 were 0.24%, 0.17%, and 0.24%. The transfer agency fees paid by Class A, Class T, and Class B of Mortgage Securities for the fiscal year ended July 31, 1997 were 0.22%, 0.14%, and 0.57%, respectively.

   The pricing and bookkeeping fees paid by Growth Opportunities for the fiscal year ended October 31, 1997 were 0.00%. The pricing and bookkeeping fees paid by Mortgage Securities for the fiscal year ended July 31, 1997 were 0.04%.

UMB is the transfer and service agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for each class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the applicable class.

For the fiscal year ended 1997, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.

                                                     TRANSFER AGENCY FEES                    PRICING AND
                                                      PAID BY                                 BOOKKEEPING
                                                                                              FEES PAID
                                                                                              BY FUND

                                      CLASS A         CLASS T                 CLASS B
MUNICIPAL INCOME                          0.21    %       0.18    %               0.18    %       0.04    %

INTERMEDIATE MUNICIPAL INCOME             0.36    %       0.20    %               0.19    %       0.09    %

SHORT-INTERMEDIATE MUNICIPAL INCOME       0.39    %       0.21    %              *                0.26    %


* FUND DOES NOT OFFER CLASS    B     SHARES.

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of the Equity Funds may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of TechnoQuant Growth, Mid Cap, Equity Growth, Equity Income, Large Cap, and Growth & Income may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Growth Opportunities, Strategic Opportunities, and Balanced may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Short Fixed-Income may pay FDC a distribution fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of
0.50%   o    f its average net assets throughout the month; Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; and Class T of each of the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class T distribution fee rates for all funds except Short Fixed-Income may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.

Class B shares of each Equity Fund, Bond Fund, and Intermediate-Term Bond Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds pays FDC a monthly distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.

Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans,

Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.

The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.

The portfolio turnover rate    (annualized for periods of less than
oneyear)    for the fiscal    period     ended 1997 was    213    % for
TechnoQuantGrowth,    208    % for Mid Cap,    108    % for Equity Growth,
   33    % forGrowth Opportunities    (for the fiscal period ended November 30,
1997)    ,    61    % for Strategic Opportunities    (for the fiscal period
ended November30, 1997)    ,    93    % for Large Cap,    82    % for Growth &
Income,    55    % for Equity Income,    70    % for Balanced,    105    % for
HighYield,    140    % for Strategic Income,    125    %    for
    Mortgage Securities    (for the fiscal period ended October 31, 1997)    ,
   136    % for Government Investment,   138    % for Intermediate Bond,
   105    % for Short Fixed-Income,    36    % for Municipal Income,    18    %
for Intermediate Municipal Income, and    41    % for Short-Intermediate
Municipal Income.


   The portfolio turnover rate for Growth Opportunities for the fiscal year ended October 31, 1997 was 35%. The portfolio turnover rate for Mortgage Securities for the fiscal year ended July 31, 1997 was 149%.

Portfolio turnover rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.

YOUR ACCOUNT


TYPES OF ACCOUNTS

When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.

The different ways to set up (register) your account with Fidelity are listed at right.

The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.

If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.

WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
-------------------------------------------------------------------------------
RETIREMENT    (ONLY TAXABLE FUNDS ARE AVAILABLE FOR THE FOLLOWING ACCOUNTS)
   FOR TAX-ADVANTAGED RETIREMENT SAVINGS

Retirement plans    provid    e individuals    with tax-advantaged ways to save
for retirement, either with tax-deductible contributions or tax-free growth    .
Retirement accounts require special applications and typically have lower minimums.

(solid bullet) T   RADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow
individuals under age 70    1/2    with compensation to contribute up to $2,000
per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain income limits.

   (solid bullet) ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.

   (solid bullet) ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.

   (solid bullet)     ROLLOVER IRAS    help retain special tax advantages for
certain eligible rollover     distributions from employer-sponsored retirement
plans.

(solid bullet) PROFIT SHARING    OR MONEY PURCHASE PENSION PLANS (KEOGHS ) allow
self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small
business owners or those with self-employ   ment     income (and their eligible
employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

   (solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.

(solid bullet)    SIMPLE IRAS     provide small business owners and those with
self-employ   ment     income (and their eligible employees) with many of the
advantages of a 401(k) plan, but with fewer administrative requirements.

   (solid bullet)     401(K) PLANS    allow employees of organizations of all
sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
-------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
-------------------------------------------------------------------------------
TRUST

FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
-------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.

HOW TO BUY SHARES

THE PRICE TO BUY ONE SHARE of Class A or Class T is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.
See "Transactions Details," page    ,     and "Sales Charge Reductions and
Waivers," page        , for explanations of how and when the sales charge and
waivers apply.

For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject
to a CDSC upon redemption. See "Transaction Details," page        , for
information on how the CDSC is calculated.

Your shares will be purchased at the next offering price or NAV, as applicable,
calculated after your order is received    in proper form.     Each class's
offering price and NAV, as applicable, are normally calculated each business day
at 4:00 p.m. Eastern time.    Shares of Short-Intermediate Municipal Income are
offered to current shareholders only.

   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Class A, Class T, Class B, or Class C shares.

IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7279 or, if you are investing through a bank representative, call 1-800-843-3001.

If you are investing through a tax-   advantaged     retirement plan, such as an
IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.

IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check, (small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or (small solid bullet) Contact your investment professional.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT $2,500

For    certain Fidelity Advisor retirement accounts(double dagger)     $500

Through regular investment plans* $1,000

TO ADD TO AN ACCOUNT $250

   For certain Fidelity Advisor retirement accounts(double dagger)     $100

Through regular investment plans* $100

MINIMUM BALANCE $1,000

   For certain Fidelity Advisor retirement accounts(double dagger)     None

   (double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE
       .

Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C
SHARES.    THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN
EMPLOYEE BENEFIT PLAN.

For further information on opening an account, please consult your investment professional or refer to the account application.

                                                        TO OPEN AN ACCOUNT
PHONE                           (small solid bullet) Contact your investment professional or, if
YOUR INVESTMENT                 you are investing through a broker-dealer or insurance
PROFESSIONAL                    representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.

(Phone_graphic)                 (small solid bullet) Exchange from the same class of another
                                Fidelity Advisor fund or from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.



Mail (mail_graphic)             (small solid bullet) Complete and sign the account application.
                                Make your check payable to the complete name of the fund of your choice and note the applicable class. Mail to the address
                                indicated on the application.

In Person (hand_graphic)        (small solid bullet) Bring your account application and check to your investment professional.


Wire (wire_graphic)            (small solid bullet) Not available

Automatically                  (small solid bullet) Not available
  (automatic_graphic)



                                                TO ADD TO AN ACCOUNT
PHONE                                (small solid bullet) Contact your investment professional or, if
YOUR INVESTMENT                      you are investing through a broker-dealer or insurance
PROFESSIONAL                         representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.

(Phone_graphic)                      (small solid bullet) Exchange from the same class of another
                                     Fidelity Advisor fund or from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.


Mail (mail_graphic)                  (small solid bullet) Make your check payable to the complete name of the fund of your choice and note the applicable class.
                                     Indicate your fund account number on your check and mail to the address printed on your account statement.

                                     (small solid bullet) Exchange by mail: call, your investment professional for instructions.


In Person (hand_graphic)             (small solid bullet) Bring your check to your investment
                                     professional.


Wire (wire_graphic)                  (small solid bullet)  Wire to:

                                                                   Banker's Trust Co.
                                                                   Routing # 021001033
                                                                   Fidelity DART Depository
                                                                   Account # 00159759
                                                           FBO:    (Account name)
                                                                   (Account number)
                                                                   Specify the complete name of the fund of your choice, note the applicable class, and include your account number and your name.



Automatically (automatic_graphic)    (small solid bullet) Use Fidelity Advisor Systematic Investment Program. Sign up
                                     for this service when opening your account, or call your investment professional to begin the program.



HOW TO SELL SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.

THE PRICE TO SELL ONE SHARE of each class is the class's NAV, minus any applicable CDSC.

Your shares will be sold at the next NAV    calculated after your order is
received in proper form, minus any applicable CD    SC. Each class's NAV is
normally calculated each business day at 4:00 p.m. Eastern time.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.

TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).

TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration, (small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name, (small solid bullet) Your fund account number, (small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and (small solid bullet) Any other applicable requirements listed in the following table.

Deliver your letter to your investment professional, or mail it to the following address:

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Unless otherwise instructed, Fidelity will send a check to the record address.

CHECKWRITING

If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.

----------------------------------------------------------------------------------------------------------------------------------
                     ACCOUNT TYPE                                         SPECIAL REQUIREMENTS
----------------------------------------------------------------------------------------------------------------------------------
PHONE                All account types except retirement                  - Maximum check request: $100,000

YOUR INVESTMENT      All account types                                    - You may exchange to the same class of other Fidelity
                                                                            Advisor funds or to other Fidelity funds if both
PROFESSIONAL                                                                accounts are registered address with the same name(s),
(phone graphic)                                                             and taxpayer ID number.
----------------------------------------------------------------------------------------------------------------------------------
MAIL OR IN PERSON    Individual, Joint Tenant, Sole Proprietorship,       - The letter of instruction must be signed by all
(mail graphic)       UGMA, UTMA                                             persons required to sign for transactions, exactly as
                                                                            their names appear on the account and sent to your
                                                                            investment professional.

(hand graphic)                                                            - The account owner should complete a retirement
                     Retirement account                                     distribution form. Contact your investment
                                                                            professional or, if you purchased your shares through
                                                                            a broker-dealer or insurance representative, call
                                                                            1-800-522-7297. If you purchased your shares through a
                                                                            bank representative, call 1-800-843-3001.

                     Trust                                                - The trustee must sign the letter indicating capacity
                                                                            as trustee. If the trustee's name is not in the
                                                                            account registration, provide a copy of the trust
                                                                            document certified within the last 60 days.

                     Business or Organization                             - At least one person authorized by corporate resolution
                                                                            to act on the account must sign the letter.

                     Executor, Administrator, Conservator/Guardian        - For instructions, contact your investment professional
                                                                            or, if you purchased your shares through a
                                                                            broker-dealer or insurance representative, call
                                                                            1-800-522-7297. If you purchased your shares through a
                                                                            bank representative, call 1-800-843-3001.
----------------------------------------------------------------------------------------------------------------------------------
WIRE                 All account types except retirement                  - You must sign up for the wire feature before using it.
(wire graphic)                                                              To verify that it is in place, contact your investment
                                                                            professional or, if you purchased your shares through
                                                                            a broker-dealer or insurance representative, call
                                                                            1-800-522-7297. If you purchased your shares through a
                                                                            bank representative, call 1-800-843-3001. Minimum
                                                                            wire: $500.

                                                                          - Your wire redemption request must be received in
                                                                            proper form by Fidelity before 4:00 p.m. Eastern time
                                                                            for money to be wired on the next business day.
----------------------------------------------------------------------------------------------------------------------------------
CHECK                For all non-retirement Short Fixed-Income and        - Minimum check: $500.
(check graphic)      Short-Intermediate Municipal Income accounts only.
                                                                          - All account owners must sign a signature card to
                                                                            receive a checkbook.


INVESTOR SERVICES                                                   TRANSACTION SERVICES

Fidelity Advisor funds provide a variety of services to help        EXCHANGE PRIVILEGE. You may sell your Class A or Class T
you manage your account.                                            shares and buy the same class of shares of other Fidelity
                                                                    Advisor funds or Daily Money Class shares of Treasury Fund,
INFORMATION SERVICES                                                Prime Fund, and Tax-Exempt Fund by telephone or in writing.
                                                                    You may sell your Class B shares and buy Class B shares of
STATEMENTS AND REPORTS that Fidelity sends to you include the       other Fidelity Advisor funds or Advisor B Class shares of
following:                                                          Treasury Fund by telephone or in writing. You may sell your
                                                                    Class C shares and buy Class C shares of other Fidelity
- Confirmation statements after certain transactions                Advisor funds or Advisor C Class shares of Treasury Fund by
- Account statements (quarterly)                                    telephone or in writing. The shares you exchange will carry
- Financial reports (every six months)                              credit for any front-end sales charge you previously paid in connection with their purchase.
To reduce expenses, only one copy of most financial reports
and prospectuses will be mailed, even if you have more than         Note that exchanges out of a fund are limited to four per
one account in a fund. Call your investment professional if         calendar year, and that they may have tax consequences for
you need additional copies of financial reports and                 you. For details on policies and restrictions governing
prospectuses.                                                       exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange
                                                                    Restrictions," page 82.

FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.

REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM     MINIMUM
INITIAL     ADDITIONAL   FREQUENCY                       SETTING UP OR CHANGING SMALL SOLID BULLET) FOR A NEW
$1,000      $100         MONTHLY, BIMONTHLY, QUARTERLY,  ACCOUNT, COMPLETE THE APPROPRIATE SECTION ON THE
                         OR SEMI-ANNUALLY                APPLICATION.

                                                         (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL YOUR
                                                         INVESTMENT PROFESSIONAL FOR AN APPLICATION.

                                                         SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                         INVESTMENT, CONTACT YOUR INVESTMENT PROFESSIONAL DIRECTLY OR, IF YOU
                                                         PURCHASED YOUR SHARES THROUGH A BROKER-DEALER OR INSURANCE
                                                         REPRESENTATIVE, CALL 1-800-522-7297. IF YOU PURCHASED YOUR SHARES
                                                         THROUGH A BANK REPRESENTATIVE, CALL 1-800-843-3001. CALL AT LEAST 10
                                                         BUSINESS DAYS PRIOR TO YOUR NEXT SCHEDULED INVESTMENT DATE (20
                                                         BUSINESS DAYS IF YOU PURCHASED YOUR SHARES THROUGH A BANK).



TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM     MINIMUM
INITIAL     ADDITIONAL                                   SETTING UP OR CHANGING
NOT         NOT                                          (SMALL SOLID BULLET) FOR A NEW OR EXISTING ACCOUNT, ASK YOUR INVESTMENT
APPLICABLE  APPLICABLE                                   PROFESSIONAL FOR THE APPROPRIATE ENROLLMENT FORM.

                                                         (SMALL SOLID BULLET) TO CHANGE THE FUND TO WHICH YOUR DISTRIBUTIONS
                                                         ARE DIRECTED, CONTACT YOUR INVESTMENT PROFESSIONAL FOR INSTRUCTIONS.



FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM

TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY
ADVISOR FUND

MINIMUM                  FREQUENCY                       SETTING UP OR CHANGING
$100                     Monthly, quarterly,             (small solid bullet) To establish, call your investment
                         semi-annually, or annually      professional after both accounts are opened.

                                                         (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

                                                         (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.

                                                         (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.


                                                         (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES

Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December and January; dividends for Strategic Income, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, are declared daily and paid monthly.

DISTRIBUTION OPTIONS

When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

   I    f you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly, or if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund/class with a front-end sales charge, you will not pay a sales charge on those purchases.

When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.

TAXES

As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is
not a tax-a   dvantaged     retirement account, be aware of these tax
implications.

TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.

For federal tax purposes, income and short-term capital gains from the Taxable Funds are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains.

However, for shareholders of the Municipal Funds, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.

Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.

A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.

   During the fiscal period ended 1997, 100% of the income dividends from Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income was free from federal income tax. During the fiscal year ended 1997, 18.90% of Municipal Income's, 8.72% of Intermediate Municipal Income's, and 19.53% of Short-Intermediate Municipal Income's dividends were subject to the federal alternative minimum tax.

TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.

You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.

TRANSACTION DETAILS

THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. FSC normally calculates each class's NAV and offering price, as applicable, as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

THE OFFERING PRICE of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum front-end sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds.

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A

EQUITY FUNDS:                  Sales Charge:

                             As a % of        As an            Investment
                            Offering Price    approximate %    Professional
                                              of Net Amount    Concession as % of
                                              Invested         Offering Price
Up to $49,999                5.75%            6.10%            5.00%

$50,000 to $99,999           4.50%            4.71%            3.75%

$100,000 to $249,999         3.50%            3.63%            2.75%

$250,000 to $499,999         2.50%            2.56%            2.00%

$500,000 to $999,999         2.00%            2.04%            1.75%

$1,000,000 to $24,999,999    1.00%            1.01%            0.75%

$25,000,000 or more          None*            None*            *

   * SEE SECTION ENTITLED FINDER'S FEE.

BOND FUNDS:                  Sales Charge:                    Investment
                                                             Professional
                                                             Concession as % of
                                                             Offering Price
                             As a % of       As an
                             Offering Price  approximate %
                                             of Net Amount
                                             Invested
Up to $49,999                4.75%           4.99%           4.25%

$50,000 to $99,999           4.50%           4.71%           4.00%

$100,000 to $249,999         3.50%           3.63%           3.00%

$250,000 to $499,999         2.50%           2.56%           2.25%

$500,000 to $999,999         2.00%           2.04%           1.75%

$1,000,000 to $24,999,999    0.50%           0.50%           0.50%

$25,000,000 or more          None*           None*           *

* SEE SECTION ENTITLED FINDER'S FEE.

INTERMEDIATE-TERM            Sales Charge:                     Investment
BOND FUNDS:                                                    Professional
                                                               Concession as % of
                                                               Offering Price

                             As a % of        As an
                             Offering Price   approximate %
                                              of Net Amount
                                              Invested
Up to $49,999                3.75%            3.91%            3.00%

$50,000 to $99,999           3.00%            3.10%            2.25%

$100,000 to $249,999         2.25%            2.30%            1.75%

$250,000 to $499,999         1.75%            1.78%            1.50%

$500,000 to $999,999         1.50%            1.52%            1.25%

$1,000,000 to $24,999,999    0.50%            0.50%            0.50%

$25,000,000 or more          None*            None*            *



SHORT-TERM BOND FUNDS:          Sales Charge:
                                                                            Investment
                                                        As an               Professional
                                                        approximate %       Concession as % of
                                As a % of               of Net Amount       Concession as % of
                                Offering Price          Invested            Offering Price

Up to $499,999                  1.50%                   1.52%               1.25%
$500,000 to $999,999            1.00%                   1.01%               0.75%
$1,000,000 or more              None*                   None*               *


SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
EQUITY FUNDS:          Sales Charge:                     Investment
                                                         Professional
                                                         Concession as % of
                                                         Offering Price

                        As a % of        As an
                        Offering Price   approximate %
                                         of Net Amount
                                         Invested
Up to $49,999           3.50%            3.63%            3.00%

$50,000 to $99,999      3.00%            3.09%            2.50%

$100,000 to $249,999    2.50%            2.56%            2.00%

$250,000 to $499,999    1.50%            1.52%            1.25%

$500,000 to $999,999    1.00%            1.01%            0.75%

$1,000,000 or more      None*            None*            *

BOND FUNDS:             Sales Charge:                     Investment
                                                          Professional
                                                          Concession as % of
                                                          Offering Price

                        As a % of        As an
                        Offering Price   approximate %
                                         of Net Amount
                                         Invested
Up to $49,999           3.50%            3.63%            3.00%

$50,000 to $99,999      3.00%            3.09%            2.50%

$100,000 to $249,999    2.50%            2.56%            2.00%

$250,000 to $499,999    1.50%            1.52%            1.25%

$500,000 to $999,999    1.00%            1.01%            0.75%

$1,000,000 or more      None*            None*            *

INTERMEDIATE-TERM       Sales Charge:                     Investment
BOND FUNDS:                                               Professional
                                                          Concession as % of
                                                          Offering Price

                        As a % of        As an
                        Offering Price   approximate %
                                         of Net Amount
                                         Invested
Up to $49,999           2.75%            2.83%            2.25%

$50,000 to $99,999      2.25%            2.30%            2.00%

$100,000 to $249,999    1.75%            1.78%            1.50%

$250,000 to $499,999    1.50%            1.52%            1.25%

$500,000 to $999,999    1.00%            1.01%            0.75%

$1,000,000 or more      None*            None*            *

SHORT-TERM BOND FUNDS:   Sales Charge:                      Investment
                                                            Professional
                                                            Concession as % of
                                                            Offering Price

                          As a % of        As an
                          Offering Price   approximate %
                                           of Net Amount
                                           Invested
Up to $499,999            1.50%            1.52%            1.25%

$500,000 to $999,999      1.00%            1.01%            0.75%

$1,000,000 or more        None*            None*            *

* SEE SECTION ENTITLED FINDER'S FEE.

FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. For the Short-Term Bond Funds, on eligible purchases of Class A or Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time. Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or
(ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

       CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

EQUITY FUNDS:

From Date of Purchase               Contingent Deferred
                                    Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

BOND FUNDS:

From Date of Purchase               Contingent Deferred
                                    Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

INTERMEDIATE-TERM BOND FUNDS:

From Date Of Purchase              Contingent Deferred
                                   Sales Charge

Less than 1 year                    3%

1 year to less than 2 years         2%

2 years to less than 3 years        1%

3 years to less than 4 years [B]    0%

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
[B] AFTER A HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.

At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

CONVERSION FEATURE. After a holding period of seven years (four years for the Intermediate-Term Bond Funds) from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the
other Fidelity Advisor funds, at the NAV next determined after receipt    in
proper form     of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.

EACH FUND RESERVES THE RIGHT to suspend the offering of shares        for a
period of time.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next offering price or NAV, as applicable, calculated after your order is received in proper form. Note the following:

(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.

AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B, and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.

TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Note the following:

(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares of Short Fixed-Income and Short-Intermediate Municipal Income by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.

FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.

EXCHANGE RESTRICTIONS As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any Class A or Class T front-end sales charge you may have previously paid in connection with the shares you are exchanging.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.

(small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.

Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.

OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.


SALES CHARGE REDUCTIONS AND WAIVERS

If your purchase qualifies for one of the following sales charge reduction plans, the front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge schedule beginning on page . Please refer to the funds' SAI for more details about each plan or call your investment professional.

If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.

QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for the Short-Term Bond Funds is $500,000.

To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond Funds).

RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund, and Daily Money Class shares of Treasury

Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

A LETTER OF INTENT (Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in your Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of your Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete your Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;

5. Purchased for an employee benefit plan that has $25 million or more in plan assets; or

6. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the
original load waiver certificate is received    in proper form     by FIIOC.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the
original load waiver certificate is received    in proper form     by FIIOC.

You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

If you are investing through an insurance company separate account, if you are investing through a trust department, if your are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares
without a sales charge (as described in (1), (2), (3) and (4)    on the previous
page    ), Class T shares without a sales charge (as described in (1), (2), (3)
and (4) on the    previous page    ), or Institutional Class shares. Because
Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;

3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or

4. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

Your investment professional should call Fidelity for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS

Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.

AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS

Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

APPENDIX B TECHNOQUANT GROWTH - CLASS A

Calendar year total returns+                                                                                 1997
TECHNOQUANT GROWTH - CLASS A                                                                                 12.12%

Lipper Capital Appreciation Funds Average   A                                                                20.36%

S&P 500                                                                                                      33.36%

Consumer Price Index                                                                                          1.70%



MID CAP - CLASS A

Calendar year total returns+                                                                    1997
MID CAP - CLASS A                                                                               27.36%

Lipper Mid Cap Funds Average B                                                                  19.63%

S&P 400                                                                                         32.25%

Consumer Price Index                                                                             1.70%



EQUITY GROWTH - CLASS A

Calendar year total returns+          1988     1989     1990     1991     1992    1993     1994     1995     1996        1997
EQUITY GROWTH - CLASS A               15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   16.21%      23.89%

Lipper Growth Funds Average C         14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%      25.30%

S&P 500                               16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%    1.32%   37.58%   22.96%      33.36%

Consumer Price Index                   4.42%    4.65%    6.11%    3.06%   2.90%    2.75%    2.67%    2.54%    3.32%       1.70%


(LARGE SOLID BOX) EQUITY GROWTH - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.21
ROW: 12, COL: 1, VALUE: 23.89
GROWTH OPPORTUNITIES - CLASS A

Calendar year total returns+               1988            1989            1990            1991            1992
GROWTH OPPORTUNITIES - CLASS A             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds AverageC               14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+               1993            1994            1995            1996            1997
GROWTH OPPORTUNITIES - CLASS A             22.17%           2.86%          33.04%          17.69%          28.73%

Lipper Growth Funds Average C              10.63%          -2.17%          30.79%          19.24%          25.30%

S&P 500                                    10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                        2.75%           2.67%           2.54%           3.32%           1.70%


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.69
ROW: 12, COL: 1, VALUE: 28.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS A
STRATEGIC OPPORTUNITIES - CLASS A


Calendar year total returns+                   1988            1989            1990            1991            1992
STRATEGIC OPPORTUNITIES - CLASS A              22.25%          32.60%          -7.17%          23.08%          12.87%

Lipper Capital Appreciation FundsA             14.09%          26.60%          -8.24%          39.91%           8.78%

S&P 500                                        16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                 1993            1994            1995            1996            1997
STRATEGIC OPPORTUNITIES - CLASS A            20.44%          -7.17%          38.16%           1.53%          25.92%

Lipper Capital Appreciation Funds A          15.68%          -3.38%          30.34%          16.31%          20.36%

S&P 500                                      10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                          2.75%           2.67%           2.54%           3.32%           1.70%

PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
ROW: 12, COL: 1, VALUE: 25.92
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS A
LARGE CAP - CLASS A


Calendar year total returns+                                                                                   1997
LARGE CAP - CLASS A                                                                                            23.76%

Lipper Growth Funds Average C                                                                                  25.30%

S&P 500                                                                                                        33.36%

Consumer Price Index                                                                                            1.70%



GROWTH & INCOME - CLASS A

Calendar year total returns+                                                                                  1997
GROWTH & INCOME - CLASS A                                                                                     28.00%

Lipper Growth & Income Funds Average D                                                                        27.14%

S&P 500                                                                                                       33.36%

Consumer Price Index                                                                                           1.70%


EQUITY INCOME - CLASS A

Calendar year total returns+                    1988            1989             1990             1991            1992
EQUITY INCOME - CLASS A                         23.23%          18.43%           -14.28%          29.81%          14.68%

Lipper Equity Income Funds Average E            16.74%          22.18%            -6.78%          26.86%           9.77%

S&P 500                                         16.61%          31.69%            -3.10%          30.47%           7.62%

Consumer Price Index                             4.42%           4.65%             6.11%           3.06%           2.90%


Calendar year total returns+                  1993            1994             1995            1996            1997
EQUITY INCOME - CLASS A                       18.03%           6.46%           32.55%          14.47%          25.85%

Lipper Equity Income Funds Average E          13.66%          -2.54%           30.17%          18.85%          27.51%

S&P 500                                       10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                           2.75%           2.67%            2.54%           3.32%           1.70%


(LARGE SOLID BOX) EQUITY INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.47
ROW: 12, COL: 1, VALUE: 25.85
BALANCED - CLASS A

Calendar year total returns+               1988            1989            1990            1991           1992           1993
BALANCED - CLASS A                         20.89%          24.60%          -2.94%          34.48%         9.20%          19.66%

Lipper Balanced Funds Average F            12.34%          19.57%          -0.57%          26.69%         7.07%          10.91%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%         7.62%          10.08%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%         2.90%           2.75%


Calendar year total returns+                  1994             1995            1996            1997
BALANCED - CLASS A                            -5.09%           14.06%           8.31%          22.10%

Lipper Balanced Funds Average F               -2.50%           25.16%          13.76%          19.00%

S&P 500                                        1.32%           37.58%          22.96%          33.36%

Consumer Price Index                           2.67%            2.54%           3.32%           1.70%


(LARGE SOLID BOX) BALANCED - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.310000000000001
ROW: 12, COL: 1, VALUE: 22.1
HIGH YIELD - CLASS A

Calendar year total returns+                          1988            1989             1990              1991            1992
   HIGH YIELD - CLASS A                              17.24%           3.64%            7.30%            34.94%          23.09%


   Lipper High Current Yield Funds AverageG          12.89%          -0.58%          -10.13%            36.91%          17.51%


   Merrill Lynch High Yield Master Index             13.47%           4.23%           -4.35%            34.58%          18.16%


   Consumer Price Index                               4.42%           4.65%            6.11%             3.06%           2.90%


Calendar year total returns+                             1993            1994            1995            1996           1997


   HIGH YIELD - CLASS A                                 20.45%          -1.49%          19.27%          13.05%          15.07%


   Lipper High Current Yield Funds AverageG             18.95%          -3.85%          16.43%          13.67%          12.96%


   Merrill Lynch High Yield Master Index                17.18%          -1.17%          19.91%          11.06%          12.82%


   Consumer Price Index                                  2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) HIGH YIELD - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.05
ROW: 12, COL: 1, VALUE: 15.07
STRATEGIC INCOME - CLASS A


Calendar year total returns+                                              1995            1996            1997

   STRATEGIC INCOME - CLASS A                                            22.02%          12.81%           9.24%

   Lipper Multi-Sector Income Funds AverageH                             16.92%          11.74%           8.77%

   Merrill Lynch High Yield Master Index                                 19.91%          11.06%          12.82%

   Consumer Price Index                                                   2.54%           3.32%           1.70%


(LARGE SOLID BOX) STRATEGIC INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 22.02
ROW: 9, COL: 1, VALUE: 12.81
ROW: 10, COL: 1, VALUE: 9.239999999999998
MORTGAGE SECURITIES - CLASS A


Calendar year total returns+                    1988            1989            1990             1991            1992

   MORTGAGE SECURITIES - CLASS A                6.72%          13.64%          10.36%           13.61%           5.45%

   Lipper U.S. Mortgage Funds AverageI          7.47%          12.71%           9.52%           15.00%           6.38%

   Lehman Brothers Mortgage-Backed              8.72%          15.35%          10.72%           15.72%           6.97%
   Securities Index

   Consumer Price Index                         4.42%           4.65%           6.11%            3.06%           2.90%


Calendar year total returns+                     1993            1994            1995           1996           1997

   MORTGAGE SECURITIES - CLASS A                 6.71%           1.94%          17.02%          5.43%          8.87%

   Lipper U.S. Mortgage Funds AverageI           7.58%          -4.83%          16.29%          3.87%          8.58%

   Lehman Brothers Mortgage-Backed               6.84%          -1.61%          16.80%          5.35%          9.49%
   Securities Index

   Consumer Price Index                          2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) MORTGAGE SECURITIES - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 8.870000000000001
GOVERNMENT INVESTMENT - CLASS A

Calendar year total returns+               1988            1989            1990            1991           1992            1993

GOVERNMENT INVESTMENT - CLASS A            6.57%          11.75%           8.37%          13.45%          6.48%           9.36%

Lipper General U.S. Government Bond        6.67%          12.46%           8.22%          14.44%          6.41%           9.42%
Funds Average J

Lehman Brothers Government Bond Index      7.03%          14.22%           8.72%          15.32%          7.23%           10.66%

Consumer Price Index                       4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                  1994            1995           1996           1997

GOVERNMENT INVESTMENT - CLASS A              -3.85%          17.65%          2.04%          9.01%

Lipper General U.S. Government Bond          -4.64%          17.34%          1.72%          8.84%
Funds Average J

Lehman Brothers Government Bond Index        -3.37%          18.34%          2.77%          9.59%

Consumer Price Index                          2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 1.99
ROW: 12, COL: 1, VALUE: 9.01
INTERMEDIATE BOND - CLASS A


Calendar year total returns+               1988            1989           1990            1991            1992            1993

INTERMEDIATE BOND - CLASS A                7.84%          12.11%          7.91%          15.16%           7.13%          11.49%

Lipper Short-Intermediate Investment       6.16%           9.94%          8.11%          14.01%           6.24%           7.51%
Grade Bond Funds AverageK

Lehman Brothers Intermediate               6.67%          12.77%          9.16%          14.62%           7.17%           8.79%
Government/Corporate Bond Index

Consumer Price Index                       4.42%           4.65%          6.11%           3.06%           2.90%           2.75%


Calendar year total returns+                 1994            1995              1996              1997

INTERMEDIATE BOND - CLASS A                 -2.47%          12.19%             3.21%             7.20%

Lipper Short-Intermediate Investment        -2.08%          12.88%             4.17%             6.62%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                -1.93%          15.33%             4.05%             7.87%
Government/Corporate Bond Index

Consumer Price Index                         2.67%           2.54%             3.32%             1.70%


(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.16
ROW: 12, COL: 1, VALUE: 7.2
SHORT FIXED-INCOME - CLASS A

Calendar year total returns+                    1988            1989            1990            1991            1992

SHORT FIXED-INCOME - CLASS A                    6.19%          10.31%           5.87%          13.37%           7.61%

Lipper Short Investment Grade Bond
                                                6.86%          10.22%           7.87%          12.88%           5.97%
Funds AverageL

Lehman Brothers 1-3 Year                        6.34%          10.97%           9.69%          11.83%           6.35%
Government/Corporate Bond Index

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                   1993            1994            1995            1996           1997

SHORT FIXED-INCOME - CLASS A                   9.49%          -3.37%           9.81%           4.13%          6.22%

Lipper Short Investment Grade Bond
                                               6.45%          -0.44%          10.84%           4.64%          6.19%
Funds AverageL

Lehman Brothers 1-3 Year                       5.55%           0.55%          10.96%           5.14%          6.66%
Government/Corporate Bond Index

Consumer Price Index                           2.75%           2.67%           2.54%           3.32%          1.70%


(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.07
ROW: 12, COL: 1, VALUE: 6.22
MUNICIPAL INCOME - CLASS A


Calendar year total returns+                      1988            1989            1990             1991            1992

MUNICIPAL INCOME - CLASS A                       11.80%          13.09%          10.29%           12.18%          11.11%

Lipper General Municipal Debt
Funds Average M                                  11.53%           9.65%           6.05%           12.09%           8.79%

Lehman Brothers Municipal Bond Index             10.16%          10.79%           7.29%           12.14%           8.81%

Consumer Price Index                              4.42%           4.65%           6.11%            3.06%           2.90%


Calendar year total returns+                      1993            1994            1995            1996           1997

MUNICIPAL INCOME - CLASS A                       13.79%          -8.05%          16.65%           3.04%          9.99%

Lipper General Municipal Debt
Funds Average M                                  12.47%          -6.50%          16.84%           3.30%          9.11%

Lehman Brothers Municipal Bond Index             12.29%          -5.17%          17.45%           4.43%          9.19%

Consumer Price Index                              2.75%           2.67%           2.54%           3.32%          1.70%


(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.99
ROW: 12, COL: 1, VALUE: 9.99
INTERMEDIATE MUNICIPAL INCOME - CLASS A


Calendar year total returns+                        1988           1989           1990            1991            1992

INTERMEDIATE MUNICIPAL INCOME - CLASS A             7.38%          7.79%          6.37%           9.64%           7.31%

Lipper Intermediate Municipal Debt
Funds Average N                                     7.57%          8.26%          6.59%          10.52%           7.80%

Consumer Price Index                                4.42%          4.65%          6.11%           3.06%           2.90%


Calendar year total returns+                       1993             1994            1995           1996           1997

INTERMEDIATE MUNICIPAL INCOME - CLASS A            9.43%           -5.68%          14.20%          3.82%          8.02%

Lipper Intermediate Municipal Debt
Funds Average N                                   10.18%           -3.51%          12.89%          3.70%          7.16%

Consumer Price Index                               2.75%            2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.78
ROW: 12, COL: 1, VALUE: 8.02
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total returns+                                                    1995           1996           1997

SHORT-INTERMEDIATE MUNICIPAL INCOME -                                           8.68%          3.53%          5.14%
CLASS A

Lipper Short-Intermediate Municipal                                             7.43%          3.53%          5.20%
Debt Funds Average O

Consumer Price Index                                                            2.54%          3.32%          1.70%


(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 8.68
ROW: 11, COL: 1, VALUE: 3.53
ROW: 12, COL: 1, VALUE: 5.14
TECHNOQUANT GROWTH - CLASS T


Calendar year total returns+                                                                              1997

TECHNOQUANT GROWTH - CLASS T                                                                             11.82%

Lipper Capital Appreciation Funds Average A                                                              20.36%

S&P 500                                                                                                  33.36%

Consumer Price Index                                                                                      1.70%



MID CAP - CLASS T


Calendar year total returns+                                                                                    1997

MID CAP - CLASS T                                                                                              27.25%

Lipper Mid Cap Funds Average B                                                                                 19.63%

S&P 400                                                                                                        32.25%

Consumer Price Index                                                                                            1.70%


EQUITY GROWTH - CLASS T


Calendar year total returns+              1988            1989            1990             1991           1992            1993

EQUITY GROWTH - CLASS T                  15.57%          44.84%           6.93%           64.71%          9.89%          14.85%

Lipper Growth Funds Average C            14.79%          26.91%          -4.49%           36.70%          8.08%          10.63%

S&P 500                                  16.61%          31.69%          -3.10%           30.47%          7.62%          10.08%

Consumer Price Index                      4.42%           4.65%           6.11%            3.06%          2.90%           2.75%


Calendar year total returns+                1994             1995            1996            1997

EQUITY GROWTH - CLASS T                    -0.89%           39.14%          16.24%          23.93%

Lipper Growth Funds AverageC               -2.17%           30.79%          19.24%          25.30%

S&P 500                                     1.32%           37.58%          22.96%          33.36%

Consumer Price Index                        2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) EQUITY GROWTH - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.24
ROW: 12, COL: 1, VALUE: 23.93
GROWTH OPPORTUNITIES - CLASS T


Calendar year total returns+                1988            1989            1990            1991            1992

GROWTH OPPORTUNITIES - CLASS T             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds Average C              14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                1993            1994             1995            1996            1997

GROWTH OPPORTUNITIES - CLASS T             22.17%           2.86%           33.04%          17.73%          28.56%

Lipper Growth Funds Average C              10.63%          -2.17%           30.79%          19.24%          25.30%

S&P 500                                    10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                        2.75%           2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
ROW: 12, COL: 1, VALUE: 28.56
STRATEGIC OPPORTUNITIES - CLASS T


Calendar year total returns+                    1988            1989            1990            1991            1992

STRATEGIC OPPORTUNITIES - CLASS T              22.25%          32.60%          -7.17%          23.08%          12.87%

Lipper Capital Appreciation Funds A            14.09%          26.60%          -8.24%          39.91%           8.78%

S&P 500                                        16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                     1993            1994            1995            1996            1997

STRATEGIC OPPORTUNITIES - CLASS T               20.44%          -7.17%          38.16%           1.53%          26.01%

Lipper Capital Appreciation Funds A             15.68%          -3.38%          30.34%          16.31%          20.36%

S&P 500                                         10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                             2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
ROW: 12, COL: 1, VALUE: 26.01
LARGE CAP - CLASS T

Calendar year total returns+                                                                                     1997

LARGE CAP - CLASS T                                                                                             23.82%

Lipper Growth Funds Average C                                                                                   25.30%

S&P 500                                                                                                         33.36%

Consumer Price Index                                                                                             1.70%



GROWTH & INCOME - CLASS T


Calendar year total returns+                                                                                    1997

GROWTH & INCOME - CLASS T                                                                                      27.69%

Lipper Growth and Income Funds AverageD                                                                        27.14%

S&P 500                                                                                                        33.36%

Consumer Price Index                                                                                            1.70%



EQUITY INCOME - CLASS T


Calendar year total returns+                     1988            1989             1990             1991            1992

EQUITY INCOME - CLASS T                         23.23%          18.43%          -14.28%           29.81%          14.68%

Lipper Equity Income Funds Average E            16.74%          22.18%           -6.78%           26.86%           9.77%

S&P 500                                         16.61%          31.69%           -3.10%           30.47%           7.62%

Consumer Price Index                             4.42%           4.65%            6.11%            3.06%           2.90%


Calendar year total returns+                   1993            1994             1995            1996            1997

EQUITY INCOME - CLASS T                       18.03%           6.46%           32.55%          14.61%          25.89%

Lipper Equity Income Funds Average E          13.66%          -2.54%           30.17%          18.85%          27.51%

S&P 500                                       10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                           2.75%           2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) EQUITY INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.61
ROW: 12, COL: 1, VALUE: 25.89
BALANCED - CLASS T

Calendar year total returns+                1988            1989            1990            1991           1992            1993

BALANCED - CLASS T                         20.89%          24.60%          -2.94%          34.48%          9.20%          19.66%

Lipper Balanced Funds Average F            12.34%          19.57%          -0.57%          26.69%          7.07%          10.91%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                   1994             1995            1996             1997

BALANCED - CLASS T                            -5.09%           14.06%           8.43%           22.33%

Lipper Balanced Funds Average F               -2.50%           25.16%          13.76%           19.00%

S&P 500                                        1.32%           37.58%          22.96%           33.36%

Consumer Price Index                           2.67%            2.54%           3.32%            1.70%



(LARGE SOLID BOX) BALANCED - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.43
ROW: 12, COL: 1, VALUE: 22.33
HIGH YIELD - CLASS T


Calendar year total returns+                          1988            1989             1990             1991            1992

HIGH YIELD - CLASS T                                 17.24%           3.64%            7.30%           34.94%          23.09%


Lipper High Current Yield Funds Average G            12.89%          -0.58%          -10.13%           36.91%          17.51%


Merrill Lynch High Yield Master Index                13.47%           4.23%           -4.35%           34.58%          18.16%


Consumer Price Index                                  4.42%           4.65%            6.11%            3.06%           2.90%



Calendar year total returns+                           1993            1994            1995            1996           1997


HIGH YIELD - CLASS T                                  20.45%          -1.49%          19.27%          13.26%          15.09%


Lipper High Current Yield Funds Average G             18.95%          -3.85%          16.43%          13.67%          12.96%


Merrill Lynch High Yield Master Index                 17.18%          -1.17%          19.91%          11.06%          12.82%


Consumer Price Index                                   2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) HIGH YIELD - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.26
ROW: 12, COL: 1, VALUE: 15.09
STRATEGIC INCOME - CLASS T


Calendar year total returns+                                                 1995            1996            1997

STRATEGIC INCOME - CLASS T                                                  22.02%          12.89%           9.33%

Lipper Multi-Sector Income Funds Average H                                  16.92%          11.74%           8.77%

Merrill Lynch High Yield Master Index                                       19.91%          11.06%          12.82%

Consumer Price Index                                                         2.54%           3.32%           1.70%



(LARGE SOLID BOX) STRATEGIC INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 22.02
ROW: 9, COL: 1, VALUE: 12.89
ROW: 10, COL: 1, VALUE: 9.33
MORTGAGE SECURITIES - CLASS T

Calendar year total returns+                    1988            1989            1990             1991           1992

MORTGAGE SECURITIES - CLASS T                   6.72%          13.64%          10.36%           13.61%          5.45%

Lipper U.S. Mortgage Funds Average I            7.47%          12.71%           9.52%           15.00%          6.38%

Lehman Brothers Mortgage   -    Backed          8.72%          15.35%          10.72%           15.72%          6.97%
Securities Index

Consumer Price Index                            4.42%           4.65%           6.11%            3.06%          2.90%


Calendar year total returns+                      1993            1994            1995           1996           1997

MORTGAGE SECURITIES - CLASS T                     6.71%           1.94%          17.02%          5.43%          8.88%

Lipper U.S. Mortgage Funds Average I              7.58%          -4.83%          16.29%          3.87%          8.58%

Lehman Brothers Mortgage   -    Backed            6.84%          -1.61%          16.80%          5.35%          9.49%
Securities Index

Consumer Price Index                              2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) MORTGAGE SECURITIES - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 8.880000000000001
GOVERNMENT INVESTMENT - CLASS T


Calendar year total returns+               1988            1989           1990            1991           1992            1993

GOVERNMENT INVESTMENT - CLASS T            6.57%          11.75%          8.37%          13.45%          6.48%           9.36%

Lipper General U.S. Government Bond        6.67%          12.46%          8.22%          14.44%          6.41%           9.42%
Funds Average J

Lehman Brothers Government Bond Index      7.03%          14.22%          8.72%          15.32%          7.23%          10.66%

Consumer Price Index                       4.42%           4.65%          6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                 1994            1995           1996           1997

GOVERNMENT INVESTMENT - CLASS T             -3.85%          17.65%          2.12%          8.71%

Lipper General U.S. Government Bond         -4.64%          17.34%          1.72%          8.84%
Funds Average J

Lehman Brothers Government Bond Index       -3.37%          18.34%          2.77%          9.59%

Consumer Price Index                         2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 2.12
ROW: 12, COL: 1, VALUE: 8.709999999999999
INTERMEDIATE BOND - CLASS T


Calendar year total returns+                      1988           1989           1990            1991           1992

INTERMEDIATE BOND - CLASS T                       7.84%         12.11%          7.91%          15.16%          7.13%

Lipper    Short-    Intermediate Investment       6.16%          9.94%          8.11%          14.01%          6.24%
Grade Bond Funds Average K

Lehman Brothers Intermediate                      6.67%         12.77%          9.16%          14.62%          7.17%
Government/Corporate Bond Index

Consumer Price Index                              4.42%          4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                        1993            1994            1995           1996           1997

INTERMEDIATE BOND - CLASS T                        11.49%          -2.47%          12.19%          3.41%          7.03%

Lipper    Short-    Intermediate Investment         7.51%          -2.08%          12.88%          4.17%          6.62%
Grade Bond Funds Average K

Lehman Brothers Intermediate                        8.79%          -1.93%          15.33%          4.05%          7.87%
Government/Corporate Bond Index

Consumer Price Index                                2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.41
ROW: 12, COL: 1, VALUE: 7.03
SHORT FIXED-INCOME - CLASS T

Calendar year total returns+           1988          1989    1990     1991    1992    1993     1994     1995       1996

SHORT FIXED-INCOME - CLASS T           6.19%        10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%    9.81%      4.57%

Lipper Short Investment Grade Bond     6.86%        10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%      4.64%
Funds Average L

Lehman Brothers 1-3 Year               6.34%        10.97%   9.69%   11.83%   6.35%   5.55%    0.55%   10.96%      5.14%
Government/Corporate Bond Index

Consumer Price Index                   4.42%         4.65%   6.11%    3.06%   2.90%   2.75%    2.67%    2.54%      3.32%


Calendar year total returns+              1997

SHORT FIXED-INCOME - CLASS T              6.18%

Lipper Short Investment Grade Bond        6.19%
Funds Average L

Lehman Brothers 1-3 Year                  6.66%
Government/Corporate Bond Index

Consumer Price Index                      1.70%



(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.57
ROW: 12, COL: 1, VALUE: 6.18
MUNICIPAL INCOME - CLASS T


Calendar year total returns+                      1988            1989            1990            1991            1992

MUNICIPAL INCOME - CLASS T                       11.80%          13.09%          10.29%          12.18%          11.11%

Lipper General Municipal Debt                    11.53%           9.65%           6.05%          12.09%           8.79%
Funds Average M

Lehman Brothers Municipal Bond Index             10.16%          10.79%           7.29%          12.14%           8.81%

Consumer Price Index                              4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                     1993            1994            1995           1996           1997

MUNICIPAL INCOME - CLASS T                      13.79%          -8.05%          16.65%          2.95%         10.13%

Lipper General Municipal Debt                   12.47%          -6.50%          16.84%          3.30%          9.11%
Funds Average M

Lehman Brothers Municipal Bond Index            12.29%          -5.17%          17.45%          4.43%          9.19%

Consumer Price Index                             2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.95
ROW: 12, COL: 1, VALUE: 10.13
INTERMEDIATE MUNICIPAL INCOME - CLASS T


Calendar year total returns+                        1988           1989           1990            1991           1992

INTERMEDIATE MUNICIPAL INCOME - CLASS T             7.38%          7.79%          6.37%           9.64%          7.31%

Lipper Intermediate Municipal Debt
                                                    7.57%          8.26%          6.59%          10.52%          7.80%
Funds Average N

Consumer Price Index                                4.42%          4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                        1993            1994            1995           1996           1997

INTERMEDIATE MUNICIPAL INCOME - CLASS T             9.43%          -5.68%          14.20%          3.89%          7.80%

Lipper Intermediate Municipal Debt
                                                   10.18%          -3.51%          12.89%          3.70%          7.16%
Funds Average N

Consumer Price Index                                2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.89
ROW: 12, COL: 1, VALUE: 7.8
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T

Calendar year total returns+                                                       1995    1996       1997

SHORT-INTERMEDIATE MUNICIPAL INCOME -                                              8.68%   3.64%      5.03%
CLASS T

Lipper Short-Intermediate Municipal                                                7.43%   3.53%      5.20%
Debt Funds Average O

Consumer Price Index                                                               2.54%   3.32%      1.70%



(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 8.68
ROW: 9, COL: 1, VALUE: 3.64
ROW: 10, COL: 1, VALUE: 5.03
TECHNOQUANT GROWTH - CLASS B

Calendar year total returns+                                                                                         1997

TECHNOQUANT GROWTH - CLASS B                                                                                        11.31%

Lipper    Capital Appreciation     Funds Average A                                                                  20.36%

S&P 500                                                                                                             33.36%

Consumer Price Index                                                                                                 1.70%



MID CAP - CLASS B

Calendar year total returns+                                                                    1997

MID CAP - CLASS B                                                                               26.68%

Lipper Mid Cap Funds Average B                                                                  19.63%

S&P 400                                                                                         32.25%

Consumer Price Index                                                                             1.70%


EQUITY GROWTH - CLASS B

Calendar year total returns+              1988            1989            1990            1991           1992            1993

EQUITY GROWTH - CLASS B                  15.57%          44.84%           6.93%          64.71%          9.89%          14.85%

Lipper Growth Funds Average C            14.79%          26.91%          -4.49%          36.70%          8.08%          10.63%

S&P 500                                  16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                      4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+              1993            1994            1995            1996            1997

EQUITY GROWTH - CLASS B                  14.85%          -0.89%          39.14%          15.69%          23.11%

Lipper Growth Funds Average C            10.63%          -2.17%          30.79%          19.24%          25.30%

S&P 500                                  10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                      2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) EQUITY GROWTH - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 15.69
ROW: 12, COL: 1, VALUE: 23.11
GROWTH OPPORTUNITIES - CLASS B


Calendar year total returns+                1988            1989            1990            1991            1992

GROWTH OPPORTUNITIES - CLASS B             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds Average C              14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                  1993            1994             1995            1996            1997

GROWTH OPPORTUNITIES - CLASS B               22.17%           2.86%           33.04%          17.73%          27.96%

Lipper Growth Funds Average C                10.63%          -2.17%           30.79%          19.24%          25.30%

S&P 500                                      10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                          2.75%           2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
ROW: 12, COL: 1, VALUE: 27.96
STRATEGIC OPPORTUNITIES - CLASS B


Calendar year total returns+                    1988            1989            1990            1991            1992

STRATEGIC OPPORTUNITIES - CLASS B              22.25%          32.60%          -7.17%          23.08%          12.87%

Lipper Capital Appreciation Funds A            14.09%          26.60%          -8.24%          39.91%           8.78%

S&P 500                                        16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996            1997

STRATEGIC OPPORTUNITIES - CLASS B              20.44%          -7.22%          37.35%           1.00%          25.47%

Lipper Capital Appreciation Funds A            15.68%          -3.38%          30.34%          16.31%          20.36%

S&P 500                                        10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                            2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.22
ROW: 10, COL: 1, VALUE: 37.34999999999999
ROW: 11, COL: 1, VALUE: 1.0
ROW: 12, COL: 1, VALUE: 25.47
LARGE CAP - CLASS B

Calendar year total returns+                                                                    1997

LARGE CAP - CLASS B                                                                            23.21%

Lipper Growth Funds Average C                                                                  25.30%

S&P 500                                                                                        33.36%

Consumer Price Index                                                                            1.70%



GROWTH & INCOME - CLASS B

Calendar year total returns+                                                                                      1997

GROWTH & INCOME - CLASS B                                                                                        27.07%

Lipper Growth    and Income     Funds Average D                                                                  27.14%

S&P 500                                                                                                          33.36%

Consumer Price Index                                                                                              1.70%



EQUITY INCOME - CLASS B


Calendar year total returns+                  1988     1989     1990      1991     1992      1993     1994      1995     1996

EQUITY INCOME - CLASS B                      23.23%   18.43%  -14.28%    29.81%   14.68%    18.03%    6.39%    31.96%   14.00%

Lipper Equity Income Funds Average E         16.74%   22.18%   -6.78%    26.86%    9.77%    13.66%   -2.54%    30.17%   18.85%

S&P 500                                      16.61%   31.69%   -3.10%    30.47%    7.62%    10.08%    1.32%    37.58%   22.96%

Consumer Price Index                          4.42%    4.65%    6.11%     3.06%    2.90%     2.75%    2.67%     2.54%    3.32%


Calendar year total returns+                      1997

EQUITY INCOME - CLASS B                          25.25%

Lipper Equity Income Funds Average E             27.51%

S&P 500                                          33.36%

Consumer Price Index                              1.70%



(LARGE SOLID BOX) EQUITY INCOME - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.39
ROW: 10, COL: 1, VALUE: 31.96
ROW: 11, COL: 1, VALUE: 14.0
ROW: 12, COL: 1, VALUE: 25.25

BALANCED - CLASS B

Calendar year total returns+               1988            1989            1990            1991            1992           1993

BALANCED - CLASS B                         20.89%          24.60%          -2.94%          34.48%          9.20%          19.66%

Lipper Balanced Funds AverageF             12.34%          19.57%          -0.57%          26.69%          7.07%          10.91%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                   1994           1995            1996            1997

BALANCED - CLASS B                            -5.09%          14.06%           8.29%          21.40%

Lipper Balanced Funds AverageF                -2.50%          25.16%          13.76%          19.00%

S&P 500                                        1.32%          37.58%          22.96%          33.36%

Consumer Price Index                           2.67%           2.54%           3.32%           1.70%

(LARGE SOLID BOX) BALANCED - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.289999999999999
ROW: 12, COL: 1, VALUE: 21.4

HIGH YIELD - CLASS B

Calendar year total returns+                       1988            1989            1990             1991            1992

HIGH YIELD - CLASS B                              17.24%           3.64%            7.30%           34.94%          23.09%

Lipper High Current Yield                         12.89%          -0.58%          -10.13%           36.91%          17.51%
Funds AverageG

Merrill Lynch High Yield Master Index             13.47%           4.23%           -4.35%           34.58%          18.16%

Consumer Price Index                               4.42%           4.65%            6.11%            3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996            1997

HIGH YIELD - CLASS B                           20.45%          -2.11%          18.34%          12.45%          14.32%

Lipper High Current Yield                      18.95%          -3.85%          16.43%          13.67%          12.96%
Funds AverageG

Merrill Lynch High Yield Master Index          17.18%          -1.17%          19.91%          11.06%          12.82%

Consumer Price Index                            2.75%           2.67%           2.54%           3.32%           1.70%


(LARGE SOLID BOX) HIGH YIELD - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -2.11
ROW: 10, COL: 1, VALUE: 18.34
ROW: 11, COL: 1, VALUE: 12.45
ROW: 12, COL: 1, VALUE: 14.32

STRATEGIC INCOME - CLASS B

Calendar year total returns+                          1995            1996            1997

STRATEGIC INCOME - CLASS B                            21.35%          12.14%           8.60%

Lipper Multi-Sector Income Funds AverageH             16.92%          11.74%           8.77%

Merrill Lynch High Yield Master Index                 19.91%          11.06%          12.82%

Consumer Price Index                                   2.54%           3.32%           1.70%


(LARGE SOLID BOX) STRATEGIC INCOME - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 21.35
ROW: 9, COL: 1, VALUE: 12.14
ROW: 10, COL: 1, VALUE: 8.6

MORTGAGE SECURITIES - CLASS B

Calendar year total returns+                 1988           1989            1990             1991            1992           1993

MORTGAGE SECURITIES - CLASS B                6.72%          13.64%          10.36%           13.61%          5.45%          6.71%

Lipper U.S. Mortgage Funds Average   I       7.47%          12.71%           9.52%           15.00%          6.38%          7.58%

Lehman Brothers Mortgage-Backed              8.72%          15.35%          10.72%           15.72%          6.97%          6.84%
Securities Index

Consumer Price Index                         4.42%           4.65%           6.11%            3.06%          2.90%          2.75%




Calendar year total returns+                      1994            1995            1996              1997

MORTGAGE SECURITIES - CLASS B                     1.94%           17.02%          5.43%             8.19%

Lipper U.S. Mortgage Funds Average   I           -4.83%           16.29%          3.87%             8.58%

Lehman Brothers Mortgage-Backed                  -1.61%           16.80%          5.35%             9.49%
Securities Index

Consumer Price Index                              2.67%            2.54%          3.32%             1.70%


(LARGE SOLID BOX) MORTGAGE SECURITIES - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 8.19
GOVERNMENT INVESTMENT - CLASS B

Calendar year total returns+               1988           1989            1990            1991            1992            1993

GOVERNMENT INVESTMENT - CLASS B            6.57%          11.75%          8.37%           13.45%          6.48%           9.36%

Lipper General U.S. Government Bond        6.67%          12.46%          8.22%           14.44%          6.41%           9.42%
Funds Average   J

Lehman Brothers Government Bond Index      7.03%          14.22%          8.72%           15.32%          7.23%          10.66%

Consumer Price Index                       4.42%           4.65%          6.11%            3.06%          2.90%           2.75%


Calendar year total returns+                   1994           1995            1996              1997

GOVERNMENT INVESTMENT - CLASS B               -4.38%          16.92%          1.37%             8.02%

Lipper General U.S. Government Bond           -4.64%          17.34%          1.72%             8.84%
Funds Average   J

Lehman Brothers Government Bond Index         -3.37%          18.34%          2.77%             9.59%

Consumer Price Index                           2.67%           2.54%          3.32%             1.70%


(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -4.38
ROW: 10, COL: 1, VALUE: 16.92
ROW: 11, COL: 1, VALUE: 1.37
ROW: 12, COL: 1, VALUE: 8.02
INTERMEDIATE BOND - CLASS B

Calendar year total returns+                   1988           1989           1990         1991            1992           1993

INTERMEDIATE BOND - CLASS B                    7.84%          12.11%         7.91%        15.16%          7.13%          11.49%

Lipper Short-Intermediate Investment           6.16%           9.94%         8.11%        14.01%          6.24%           7.51%
GradeBond Funds Average K

Lehman Brothers Intermediate                   6.67%          12.77%         9.16%        14.62%          7.17%           8.79%
Government/Corporate Bond Index

Consumer Price Index                           4.42%           4.65%         6.11%         3.06%          2.90%           2.75%



Calendar year total returns+                      1994           1995            1996             1997

INTERMEDIATE BOND - CLASS B                      -3.12%          11.51%          2.63%            6.30%

Lipper Short-Intermediate Investment-             2.08%          12.88%          4.17%            6.62%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                     -1.93%          15.33%          4.05%            7.87%
Government/Corporate Bond Index

Consumer Price Index                              2.67%           2.54%          3.32%            1.70%


(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -3.1
ROW: 10, COL: 1, VALUE: 11.51
ROW: 11, COL: 1, VALUE: 2.63
ROW: 12, COL: 1, VALUE: 6.3
MUNICIPAL INCOME - CLASS B

Calendar year total returns+                     1988            1989           1990           1991            1992

MUNICIPAL INCOME - CLASS B                       11.80%          13.09%         10.29%         12.18%          11.11%

Lipper General Municipal Debt                    11.53%           9.65%          6.05%         12.09%           8.79%
Funds Average M

Lehman Brothers Municipal Bond Inde    x         10.16%          10.79%          7.29%         12.14%           8.81%

Consumer Price Index                              4.42%           4.65%          6.11%          3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996            1997

MUNICIPAL INCOME - CLASS B                      13.79%          -8.54%          15.60%          2.28%           9.38%

Lipper General Municipal Debt                   12.47%          -6.50%          16.84%          3.30%           9.11%
Funds Average   M

Lehman Brothers Municipal Bond Index            12.29%          -5.17%          17.45%          4.43%           9.19%

Consumer Price Index                             2.75%           2.67%           2.54%          3.32%           1.70%


(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.52
ROW: 10, COL: 1, VALUE: 15.6
ROW: 11, COL: 1, VALUE: 2.28
ROW: 12, COL: 1, VALUE: 9.380000000000001
INTERMEDIATE MUNICIPAL INCOME - CLASS B


Calendar year total returns+              1988    1989    1990    1991      1992    1993      1994     1995     1996       1997

INTERMEDIATE MUNICIPAL INCOME - CLASS B   7.38%   7.79%   6.37%    9.64%    7.32%    9.43%    -6.13%   13.22%   3.23%      7.22%

Lipper Intermediate Municipal Debt        7.57%   8.26%   6.59%   10.52%    7.80%   10.18%    -3.51%   12.89%   3.70%      7.16%
Funds Average N

Consumer Price Index                      4.42%   4.65%   6.11%    3.06%    2.90%    2.75%     2.67%    2.54%   3.32%      1.70%


(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 13.71
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.319999999999999
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -6.119999999999999
ROW: 10, COL: 1, VALUE: 13.22
ROW: 11, COL: 1, VALUE: 2.84
ROW: 12, COL: 1, VALUE: 7.22
TECHNOQUANT GROWTH - CLASS C


Calendar year total returns+                         1997

TECHNOQUANT GROWTH - CLASS C                         11.35%

Lipper Capital Appreciation Funds AverageA           20.36%

S&P 500                                              33.36%

Consumer Price Index                                  1.70%



MID CAP - CLASS C



Calendar year total returns+              1997

MID CAP - CLASS C                         26.67%

Lipper Mid Cap Funds Average B            19.63%

S&P 400                                   32.25%

Consumer Price Index                       1.70%



EQUITY GROWTH - CLASS C

Calendar year total returns+             1988            1989            1990            1991            1992           1993

EQUITY GROWTH - CLASS C                  15.57%          44.84%           6.93%          64.71%          9.89%          14.85%

Lipper Growth Funds AverageC             14.79%          26.91%          -4.49%          36.70%          8.08%          10.63%

S&P 500                                  16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                      4.42%           4.65%           6.11%           3.06%          2.90%           2.75%



Calendar year total returns+               1994           1995             1996            1997

EQUITY GROWTH - CLASS C                   -0.89%          39.14%           15.69%          23.11%

Lipper Growth Funds AverageC              -2.17%          30.79%           19.24%          25.30%

S&P 500                                    1.32%          37.58%           22.96%          33.36%

Consumer Price Index                       2.67%           2.54%            3.32%           1.70%


(LARGE SOLID BOX) EQUITY GROWTH - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 15.69
ROW: 12, COL: 1, VALUE: 23.11
GROWTH OPPORTUNITIES - CLASS C

Calendar year total returns+               1988            1989            1990            1991            1992

GROWTH OPPORTUNITIES - CLASS C             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds AverageC               14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%



Calendar year total returns+                1993          1994            1995            1996            1997

GROWTH OPPORTUNITIES - CLASS C              22.17%         2.86%          33.04%          17.73%          28.00%

Lipper Growth Funds AverageC                10.63%        -2.17%          30.79%          19.24%          25.30%

S&P 500                                     10.08%         1.32%          37.58%          22.96%          33.36%

Consumer Price Index                         2.75%         2.67%           2.54%           3.32%           1.70%


(LARGE SOLID BOX)    GROWTH     OPPORTUNITIES - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
ROW: 12, COL: 1, VALUE: 28.0
LARGE CAP - CLASS C


Calendar year total returns+             1997

LARGE CAP - CLASS C                      23.12%

Lipper Growth Funds AverageC             25.30%

S&P 500                                  33.36%

Consumer Price Index                      1.70%



GROWTH & INCOME - CLASS C


Calendar year total returns+                       1997

GROWTH & INCOME - CLASS C                          27.06%

Lipper Growth and Income Funds AverageD            27.14%

S&P 500                                            33.36%

Consumer Price Index                                1.70%


EQUITY INCOME - CLASS C


Calendar year total returns+                    1988            1989            1990             1991            1992

EQUITY INCOME - CLASS C                         23.23%          18.43%          -14.28%          29.81%          14.68%

Lipper Equity Income Funds AverageE             16.74%          22.18%          -6.78%           26.86%           9.77%

S&P 500                                         16.61%          31.69%          -3.10%           30.47%           7.62%

Consumer Price Index                             4.42%           4.65%           6.11%            3.06%           2.90%


Calendar year total returns+                    1993             1994            1995            1996            1997

EQUITY INCOME - CLASS C                         18.03%           6.39%           31.96%          14.00%          25.29%

Lipper Equity Income Funds AverageE             13.66%          -2.54%           30.17%          18.85%          27.51%

S&P 500                                         10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                             2.75%           2.67%            2.54%           3.32%           1.70%


(LARGE SOLID BOX) EQUITY INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.39
ROW: 10, COL: 1, VALUE: 31.96
ROW: 11, COL: 1, VALUE: 14.0
ROW: 12, COL: 1, VALUE: 25.29
BALANCED - CLASS C



Calendar year total returns+                 1988            1989             1990           1991            1992

BALANCED - CLASS C                           20.89%          24.60%          -2.94%          34.48%          9.20%

Lipper Balanced Funds AverageF               12.34%          19.57%          -0.57%          26.69%          7.07%

S&P 500                                      16.61%          31.69%          -3.10%          30.47%          7.62%

Consumer Price Index                          4.42%           4.65%           6.11%           3.06%          2.90%


Calendar year total returns+                 1993             1994           1995           1996            1997

BALANCED - CLASS C                           19.66%          -5.09%          14.06%          8.29%          21.51%

Lipper Balanced Funds AverageF               10.91%          -2.50%          25.16%         13.76%          19.00%

S&P 500                                      10.08%           1.32%          37.58%         22.96%          33.36%

Consumer Price Index                          2.75%           2.67%           2.54%          3.32%           1.70%


(LARGE SOLID BOX) BALANCED - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.289999999999999
ROW: 12, COL: 1, VALUE: 21.51
HIGH YIELD - CLASS C



Calendar year total returns+                         1988             1989            1990             1991          1992

HIGH YIELD - CLASS C                                 17.24%           3.64%            7.30%          34.94%         23.09%

Lipper High Current Yield Funds AverageG             12.89%          -0.58%          -10.13%          36.91%         17.51%

Merrill Lynch High Yield Master Index                13.47%           4.23%           -4.35%          34.58%         18.16%

Consumer Price Index                                  4.42%           4.65%            6.11%           3.06%          2.90%



Calendar year total returns+                      1993            1994            1995            1996            1997

HIGH YIELD - CLASS C                              20.45%          -2.11%          18.34%          12.45%          14.18%

Lipper High Current Yield Funds AverageG          18.95%          -3.85%          16.43%          13.67%          12.96%

Merrill Lynch High Yield Master Index             17.18%          -1.17%          19.91%          11.06%          12.82%

Consumer Price Index                               2.75%           2.67%           2.54%           3.32%           1.70%


(LARGE SOLID BOX) HIGH YIELD - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -2.11
ROW: 10, COL: 1, VALUE: 18.34
ROW: 11, COL: 1, VALUE: 12.45
ROW: 12, COL: 1, VALUE: 14.18
STRATEGIC INCOME - CLASS C


Calendar year total returns+                         1995            1996            1997

STRATEGIC INCOME - CLASS C                          21.35%          12.14%           8.55%

Lipper Multi-Sector Income Funds AverageH           16.92%          11.74%           8.77%

Merrill Lynch High Yield Master Index               19.91%          11.06%          12.82%

Consumer Price Index                                 2.54%           3.32%           1.70%


(LARGE SOLID BOX) STRATEGIC INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 21.35
ROW: 11, COL: 1, VALUE: 12.14
ROW: 12, COL: 1, VALUE: 8.550000000000001
GOVERNMENT INVESTMENT - CLASS C



Calendar year total returns+                      1988           1989            1990           1991            1992

GOVERNMENT INVESTMENT - CLASS C                   6.57%          11.75%          8.37%          13.45%          6.48%

Lipper General U.S. Government Bond               6.67%          12.46%          8.22%          14.44%          6.41%
Funds AverageJ

Lehman Brothers Government Bond Index             7.03%          14.22%          8.72%          15.32%          7.23%

Consumer Price Index                              4.42%           4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                        1993            1994            1995           1996           1997

GOVERNMENT INVESTMENT - CLASS C                     9.36%          -4.38%          16.92%          1.37%          8.00%

Lipper General U.S. Government Bond                 9.42%          -4.64%          17.34%          1.72%          8.84%
Funds AverageJ

Lehman Brothers Government Bond Index              10.66%          -3.37%          18.34%          2.77%          9.59%

Consumer Price Index                                2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -4.38
ROW: 10, COL: 1, VALUE: 16.92
ROW: 11, COL: 1, VALUE: 1.37
ROW: 12, COL: 1, VALUE: 8.0
INTERMEDIATE BOND - CLASS C


Calendar year total returns+                      1988           1989            1990           1991            1992

INTERMEDIATE BOND - CLASS C                       7.84%          12.11%          7.91%          15.16%          7.13%

Lipper Short-Intermediate Investment              6.16%           9.94%          8.11%          14.01%          6.24%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                      6.67%          12.77%          9.16%          14.62%          7.17%
Government/Corporate Bond Index

Consumer Price Index                              4.42%           4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                       1993            1994            1995             1996           1997

INTERMEDIATE BOND - CLASS C                        11.49%          -3.12%          11.51%           2.63%          6.27%

Lipper Short-Intermediate Investment                7.51%          -2.08%          12.88%           4.17%          6.62%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                        8.79%          -1.93%          15.33%           4.05%          7.87%
Government/Corporate Bond Index

Consumer Price Index                                2.75%           2.67%           2.54%           3.32%          1.70%


(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -3.12
ROW: 10, COL: 1, VALUE: 11.51
ROW: 11, COL: 1, VALUE: 2.63
ROW: 12, COL: 1, VALUE: 6.270000000000001
SHORT FIXED-INCOME - CLASS C


Calendar year total returns+                 1988           1989            1990           1991            1992

SHORT FIXED-INCOME - CLASS C                 6.19%          10.31%          5.87%          13.37%          7.61%

Lipper Short Investment Grade Bond           6.86%          10.22%          7.87%          12.88%          5.97%
Funds AverageL

Lehman Brothers 1-3 Year                     6.84%          10.97%          9.69%          11.83%          6.35%
Government/Corporate Bond Index

Consumer Price Index                         4.42%          4.65%           6.11%          3.06%           2.90%



Calendar year total returns+                1993           1994            1995            1996           1997

SHORT FIXED-INCOME - CLASS C                9.49%          -3.37%           9.81%          4.57%          6.01%

Lipper Short Investment Grade Bond          6.45%          -0.44%          10.84%          4.64%          6.19%
Funds AverageL

Lehman Brothers 1-3 Year                    5.55%           0.55%          10.96%          5.26%          6.66%
Government/Corporate Bond Index

Consumer Price Index                        2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.57
ROW: 12, COL: 1, VALUE: 6.01
MUNICIPAL INCOME - CLASS C



Calendar year total returns+                  1988            1989            1990           1991            1992

MUNICIPAL INCOME- CLASS C                     11.80%          13.09%          10.29%         12.18%          11.11%

Lipper General Municipal Debt                 11.53%           9.65%           6.05%         12.09%           8.79%
Funds Average   M

Lehman Brothers Municipal Bond Index          10.16%          10.79%           7.29%         12.14%           8.81%

Consumer Price Index                          4.42%            4.65%           6.11%          3.06%           2.90%


Calendar year total returns+                  1993             1994           1995            1996           1997

MUNICIPAL INCOME- CLASS C                     13.79%          -8.54%          15.60%          2.28%           9.34%

Lipper General Municipal Debt                 12.47%          -6.50%          16.84%          3.30%           9.11%
Funds Average   M

Lehman Brothers Municipal Bond Index          12.29%          -5.17%          17.45%          4.43%           9.19%

Consumer Price Index                           2.75%           2.67%           2.54%          3.32%           1.70%


(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.539999999999999
ROW: 10, COL: 1, VALUE: 15.6
ROW: 11, COL: 1, VALUE: 2.28
ROW: 12, COL: 1, VALUE: 9.34
INTERMEDIATE MUNICIPAL INCOME - CLASS C



Calendar year total returns+                     1988           1989           1990           1991            1992

INTERMEDIATE MUNICIPAL INCOME - CLASS C          7.38%          7.79%          6.37%          9.64%           7.32%

Lipper Intermediate Municipal Debt               7.57%          8.26%          6.59%          10.52%          7.80%
Funds AverageN

Consumer Price Index                             4.42%          4.65%          6.11%          3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996           1997

INTERMEDIATE MUNICIPAL INCOME - CLASS C          9.43%          -6.13%          13.22%          3.23%          7.21%

Lipper Intermediate Municipal Debt              10.18%          -3.51%          12.89%          3.70%          7.16%
Funds AverageN

Consumer Price Index                             2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS C
Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 2.33
Row: 3, Col: 1, Value: 7.38
Row: 4, Col: 1, Value: 7.79
Row: 5, Col: 1, Value: 6.37
Row: 6, Col: 1, Value: 9.639999999999999
Row: 7, Col: 1, Value: 7.319999999999999
Row: 8, Col: 1, Value: 9.43
Row: 9, Col: 1, Value: -6.13
Row: 10, Col: 1, Value: 13.22
Row: 11, Col: 1, Value: 3.23
Row: 12, Col: 1, Value: 7.21


     + RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM FRONT-END SALES CHARGE OR CLASS B AND CLASS C'S APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

     INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT    TECHNOQUANT GROWTH,
GROWTH & INCOME, AND MORTGAGE SECURITIES    )TOOK PLACE ON SEPTEMBER 3, 1996.
CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY
FUNDS,    0.25% FOR BOND FUND    S, AND 0.15% FOR SHORT-TERM BOND FUNDS. IF
CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996
FOR THE EQUITY FUNDS AND THE B   OND FUNDS WOULD HAVE BEEN HIGHER.

     FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, CLASS A RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS FROM DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1,
1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL
RETURNS    PRIOR TO DECEMBER 31, 1996     WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD
BEEN REFLECTED   ,     TOTAL RETURNS PRIOR TO    MARCH 3, 199    7 WOULD HAVE
BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF STRATEGIC INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1
FEE HAD BEEN REFLECTED, TOTAL RETURNS    PRIOR TO NOVEMBER 3, 1997 THROUGH
JANUARY 1, 1996     WOULD HAVE BEEN LOWER.

     INITIAL OFFERING    OF CLASS C OF EQUITY GROWTH TOOK PLACE ON NOVEMBER 3,
1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF GROWTH OPPORTUNITIES TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF BALANCED TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS
C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO    NOVEMBER 3,     1997
THROUGH    JANUARY 1, 1996     AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF TECHNOQUANT GROWTH, MID CAP, LARGE CAP, AND GROWTH & INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO
NOVEMBER 3, 1997 ARE THOSE OF CLASS B    WHICH REFLECT     A 12B-1 FEE OF 1.00%.

     INITIAL OFFERING OF CLASS    C OF     SHORT FIXED-INCOME TOOK PLACE ON
NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME PRIOR TO NOVEMBER 3,
1997 THROUGH    JANUARY 1, 1996     AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN
LOWER.

        [A]     THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    231     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [B]     THE LIPPER MID CAP FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    249     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [C    ] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    820     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [D]     THE LIPPER GROWTH AND INCOME FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    611     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [E]     THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    182     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [F]     THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    350     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [G]     THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    181     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [H]     THE LIPPER MULTI-SECTOR INCOME    FUNDS     AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    81     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [I]     THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    59     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [J]     THE LIPPER    GENERAL     U.S. GOVERNMENT BOND FUNDS AVERAGE
CURRENTLY REFLECTS THE PERFORMANCE OF OVER
   179     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [K    ] THE LIPPER    SHORT-    INTERMEDIATE INVESTMENT GRADE BOND FUNDS
AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER    195     MUTUAL FUNDS WITH
SIMILAR OBJECTIVES.

        [L]     THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    101     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.

        [M]     THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    235     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.

        [N]     THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    140     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.

        [O]     THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
CURRENTLY REFLECTS THE PERFORMANCE OF OVER
   33     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
TECHNOQUANT IS A TRADEMARK OF FMR CORP.












FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET

FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION



1            ..............................    Cover Page

2     a      ..............................    Expenses

      b,c    ..............................    *

3     a      ..............................    Financial Highlights

      b      ..............................    *

      c      ..............................    Performance

      d      ..............................    Performance

4     a      i.............................    Charter

             ii...........................     Investment Principles and Risks

      b      ..............................    Investment Principles and Risks

      c      ..............................    Who May Want to Invest; Investment Principles
                                               and Risks

5     a      ..............................    Charter

      b      i.............................    Charter

             ii...........................     Charter

             iii..........................     Breakdown of Expenses

      c      ..............................    Charter

      d      ..............................    Charter; Breakdown of Expenses

      e      ..............................    Charter; Breakdown of Expenses

      f      ..............................    Expenses

      g      i.............................    Charter

             ii.............................   *

      5A     ..............................    *

6     a      i.............................    Charter

             ii...........................     How to Buy Shares; How to Sell Shares;
                                               Transaction Details; Exchange Restrictions

             iii..........................     Charter

      b      .............................     Charter

      c      ..............................    Transactions Details; Exchange Restrictions

      d      ..............................    Who May Want to Invest

      e      ..............................    Cover Page; How to Buy Shares; How to Sell
                                               Shares; Investor Services

      f, g   ..............................    Dividends, Capital Gains, and Taxes

      h      ..............................    Who May Want to Invest

7     a      ..............................    Cover Page; Charter

      b      ..............................    How to Buy Shares; Transaction Details

      c      ..............................    *

      d      ..............................    How to Buy Shares

      e      ..............................    Breakdown of Expenses; Transaction Details

      f      ..............................    Breakdown of Expenses

8            ..............................    How to Sell Shares; Investor Services; Transaction
                                               Details; Exchange Restrictions

9            ..............................    *


* Not Applicable




FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 28, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN
LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN
OTHER DEBT SECURITIES.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
ACOMI-PRO-0298
GROWTH FUNDS:
Fidelity Advisor TechnoQuantSM Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor Municipal Income Fund
(formerly Fidelity Advisor High Income Municipal Fund)
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
PROSPECTUS
FEBRUARY 28, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
   CONTENTS



KEY FACTS                           WHO MAY WANT TO INVEST

                                    EXPENSES Institutional Class's yearly operating expenses.

                                    FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                                    PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                 CHARTER How each fund is organized.

                                    INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                                    BREAKDOWN OF EXPENSES How operating costs are calculated
                                    and what they include.

YOUR ACCOUNT                        TYPES OF ACCOUNTS Different ways to set up your account,
                                    including tax-   advantaged     retirement plans.

                                    HOW TO BUY SHARES Opening an account and making additional investments.

                                    HOW TO SELL SHARES Taking money out and closing your account.

                                    INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND ACCOUNT POLICIES    DIVIDENDS, CAPITAL GAINS, AND TAXES

                                    TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                                    EXCHANGE RESTRICTIONS

                                    APPENDIX A

                                    APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to:
1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;
2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and
5. Fidelity Trustees and employees.
For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
TechnoQuantSM Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income are diversified funds.
Strategic Income and Short-Intermediate Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships. High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Intermediate Municipal Income and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund offers Institutional Class shares, Class A shares, and Class T shares. Certain of the funds also offer Class B shares and Class C shares. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more information about Class A, Class T, Class B, and Class C shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares.
The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity Advisor Series
VI. The Agreement    will be presented to Fidelity Advisor
Short-Intermediate Municipal Income Fund shareholders for their vote of approval or disapproval at a special meeting to be held on May 4,
1998.     If the    proposal     is approved at the Meeting    by a
majority of Fidelity Advisor Short-Intermediate Municipal Income
Fund's shareholders     and certain conditions required by the
Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998.
Effective January 1, 1998   ,     Fidelity Advisor Short-Intermediate
Municipal Income Fund was closed to new accounts pending the reorganization.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Sales charge on purchases and reinvested distributions   None

Deferred sales charge on redemptions                     None

Annual account maintenance fee (for accounts under $2,500)   $12.00

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses
of the Inst    itutional Class of each fund and are calculated as a
percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown on the next page include any shareholder transaction expenses and Institutional Class's annual operating expenses.
EQUITY FUNDS





      Operating Expenses         Examples


TECHNOQUANT GROWTH        Management fee                                     0.60%       1 year        $ 15

                          12b-1 fee                                       None           3 years       $ 47

                          Other expenses      (after reimbursement)          0.90%       5 years       $ 82

                          Total operating expenses                           1.50%       10 years      $ 179

MID CAP                   Management fee                                     0.60%       1 year        $ 9

                          12b-1 fee                                       None           3 years       $ 29

                          Other expenses                                     0.31%       5 years       $ 50

                          Total operating expenses                           0.91%       10 years      $ 112

EQUITY GROWTH             Management fee                                     0.60%       1 year        $ 8

                          12b-1 fee                                       None           3 years       $ 25

                          Other expenses                                     0.17%       5 years       $ 43

                          Total operating expenses                           0.77%       10 years      $ 95

GROWTH OPPORTUNITIES      Management fee                                     0.49%       1 year        $ 7

                          12b-1 fee                                       None           3 years       $ 21

                          Other expenses                                     0.17%       5 years       $ 37

                          Total operating expenses                           0.66%       10 years      $ 82

STRATEGIC OPPORTUNITIES   Management fee                                     0.40%       1 year        $ 11

                          12b-1 fee                                       None           3 years       $ 34

                          Other expenses                                     0.66%       5 years       $ 58

                          Total operating expenses                           1.06%       10 years      $ 129

LARGE CAP                 Management fee                                     0.60%       1 year        $ 12

                          12b-1 fee                                       None           3 years       $ 37

                          Other expenses                                     0.55%       5 years       $ 63

                          Total operating expenses                           1.15%       10 years      $ 140

GROWTH & INCOME           Management fee                                     0.50%       1 year        $ 12

                          12b-1 fee                                       None           3 years       $ 38

                          Other expenses                                     0.69%       5 years       $ 65

                          Total operating expenses                           1.19%       10 years      $ 144

EQUITY INCOME             Management fee                                     0.50%       1 year        $ 7

                          12b-1 fee                                       None           3 years       $ 22

                          Other expenses                                     0.19%       5 years       $ 38

                          Total operating expenses                           0.69%       10 years      $ 86

BALANCED                  Management fee                                     0.45%       1 year        $ 7

                          12b-1 fee                                       None           3 years       $ 22

                          Other expenses                                     0.24%       5 years       $ 38

                          Total operating expenses                           0.69%       10 years      $ 86


TAXABLE INCOME FUNDS





      Operating Expenses         Examples


HIGH YIELD              Management fee                                     0.59%          1 year        $ 9

                        12b-1 fee                                        None             3 years       $ 27

                        Other expenses                                     0.26%          5 years       $ 47

                        Total operating expenses                           0.85%          10 years      $ 105

STRATEGIC INCOME        Management fee                                     0.59%          1 year        $ 11

                        12b-1 fee                                       None              3 years       $ 35

                        Other expenses     (after reimbursement)           0.51%          5 years       $ 61

                        Total operating expenses                           1.10%          10 years      $ 134

MORTGAGE SECURITIES     Management fee                                     0.44%          1 year        $ 8

                        12b-1 fee                                               None      3 years       $ 24

                        Other expenses     (after reimbursement)           0.31%[A]       5 years       $ 42

                        Total operating expenses                           0.75%          10 years      $ 93

GOVERNMENT INVESTMENT   Management fee                                     0.44%          1 year        $ 8

                        12b-1 fee                                        None             3 years       $ 24

                        Other expenses      (after reimbursement)          0.31%          5 years       $ 42

                        Total operating expenses                           0.75%          10 years      $ 93

INTERMEDIATE BOND       Management fee                                     0.44%          1 year        $ 7

                        12b-1 fee                                       None              3 years       $ 21

                        Other expenses                                     0.23%          5 years       $ 37

                        Total operating expenses                           0.67%          10 years      $ 83

SHORT FIXED-INCOME      Management fee                                     0.44%          1 year        $ 8

                        12b-1 fee                                       None              3 years       $ 24

                        Other expenses     (after reimbursement)           0.31%          5 years       $ 42

                        Total operating expenses                           0.75%          10 years      $ 93


MUNICIPAL FUNDS





      Operating Expenses         Examples


MUNICIPAL INCOME   Management fee                                    0.39%       1 year        $ 8

                   12b-1 fee                                      None           3 years       $ 24

                   Other expenses     (after reimbursement)          0.36%       5 years       $ 42

                   Total operating expenses                          0.75%       10 years      $ 93



INTERMEDIATE MUNICIPAL INCOME    Management fee                                    0.39%       1 year        $ 8

                                 12b-1 fee                                      None           3 years       $ 24

                                 Other expenses     (after reimbursement)          0.36%       5 years       $ 42

                                 Total operating expenses                          0.75%       10 years      $ 93



SHORT-INTERMEDIATE MUNICIPAL INCOME  Management fee                                    0.39%       1 year        $ 8

                                     12b-1 fee                                      None           3 years       $ 24

                                     Other expenses     (after reimbursement)          0.36%       5 years       $ 42

                                     Total operating expenses                          0.75%       10 years      $ 93


   [A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding tables would have been:
      Institutional Class

   Mid Cap                          0.84%

Equity Growth                          0.75    %

Growth Opportunities                   0.65    %

Strategic Opportunities                1.05    %

Large Cap                              1.12    %

Equity Income                          0.67    %

   Strategic Income                    1.09%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                               Effective
                                               Date

TechnoQuant Growth                     1.50%   12/31/96

Mid Cap                                1.50%   2/20/96

Equity Growth                          0.95%   11/1/97

Growth Opportunities                   0.85%   11/1/97

Strategic Opportunities                1.50%   3/1/97

Large Cap                              1.50%   2/20/96

Growth & Income                        1.25%   12/31/96

Equity Income                          0.85%   11/1/97

Balanced                               0.80%   11/1/97

High Yield                             1.10%   7/1/95

Strategic Income                       1.10%   7/1/95

Mortgage Securities                    0.75%   3/1/97

Government Investment                  0.75%   7/1/95

Intermediate Bond                      0.75%   7/1/95

Short Fixed Income                     0.75%   8/30/96

Municipal Income                       0.75%   7/1/95

Intermediate Municipal Income          0.75%   7/1/95

Short-Intermediate Municipal Income    0.75%   7/1/95

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                        Other Expenses                         Total Operating
                                                                                      Expenses

   TechnoQuant Growth                                           3.84%                                        4.44%

   Strategic Income                                             0.62%                                        1.21%

   Mortgage Securities                                          0.69%[A]                                     1.13%[A]

   Government Investment                                        0.34%                                        0.78%

   Short Fixed-Income                                           0.58%                                        1.02%

   Municipal Income                                             1.56%                                        1.95%

   Intermediate Municipal Income                                0.58%                                        0.97%

   Short-Intermediate Municipal
Income                                                          3.84%                                        4.23%


   [A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
   KEY FACTS


   FINANCIAL HIGHLIGHTS
TECHNOQUANT GROWTH - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosD

Year ended November 30                                         1997G

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.04)

 Net realized and unrealized gain (loss)                        1.44

 Total from Investment Operations                               1.40

Net asset value, end of period                                 $ 11.40

Total returnB,C                                                 14.00%

Net assets, end of period (000 omitted)                        $ 1,459

Ratio of expenses to average net assets                         1.50%A,E

Ratio of net investment income (loss) to average net assets     (.42)%A

Portfolio turnover                                              213%A

Average commission rateF                                        $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
MID CAP - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosD

Years ended November 30                                             1997       1996H

Net asset value, beginning of period                                $ 11.70    $ 10.00

Income from Investment Operations

 Net investment income (loss)                                        .01        (.02)

 Net realized and unrealized gain (loss)                             2.63       1.72

 Total from investment operations                                    2.64       1.70

Less Distributions

 From net realized gain                                              (.22)      --

Net asset value, end of period                                      $ 14.12    $ 11.70

Total returnB,C                                                      23.04%     17.00%

Net assets, end of period (000 omitted)                             $ 30,542   $ 3,600

Ratio of expenses to average net assets                              .91%       1.50%A,E

Ratio of expenses to average net assets after expense reductions     .84%F      1.50%A

Ratio of net investment income (loss) to average net assets          .08%       (.27)%A

Portfolio turnover                                                   208%       101%A

Average commission rateG                                            $ .0401    $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
EQUITY GROWTH - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
    1997          1996          1995        1994        1993        1992        1991       1990       1989       1988

Net asset value, beginning of period
    $ 45.52       $ 40.39       $ 28.90     $ 29.74     $ 26.37     $ 24.28     $ 15.55    $ 17.32    $ 12.02    $ 9.92

Income from Investment Operations

 Net investment income
    .22D          .45D          .28         .30         .19D        .17         .04        .01        .06        .28A

 Net realized and unrealized gain (loss)
    8.72          7.00          11.69       .42         3.78        4.55        8.69       .34        5.50       2.59

 Total from investment operations
    8.94          7.45          11.97       .72         3.97        4.72        8.73       .35        5.56       2.87

Less Distributions

 From net investment income
    (.37)         (.21)E        (.27)       (.11)       (.10)       (.03)       --         (.08)      (.26)      (.01)

 From net realized gain
    (1.23)        (2.11)E       (.16)       (1.45)      (.50)       (2.60)      --         (2.04)     --         (.76)

 In excess of net realized gain
    --            --            (.05)       --          --          --          --         --         --         --

 Total distributions
    (1.60)        (2.32)        (.48)       (1.56)      (.60)       (2.63)      --         (2.12)     (.26)      (.77)

Net asset value, end of period
    $ 52.86       $ 45.52       $ 40.39     $ 28.90     $ 29.74     $ 26.37     $ 24.28    $ 15.55    $ 17.32    $ 12.02

Total returnC
    20.46%        19.68%        42.15%      2.46%       15.36%      21.14%      56.14%     2.75%      47.18%     29.77%

Net assets, end of period (000 omitted)
    $ 1,032,453   $ 1,323,526   $ 791,074   $ 410,450   $ 296,466   $ 179,325   $ 68,766   $ 27,473   $ 24,523   $ 20,182

Ratio of expenses to average net assets
    .77%          .79%          .83%        .86%        .95%        .98%        1.13%      1.74%      1.60%      1.47%

Ratio of expenses to average net
    .75%F         .77%F         .83%        .84%F       .94%F       .98%        1.13%      1.74%      1.60%      1.47%
assets after expense reductions

Ratio of net investment income to
    .46%          1.11%         .92%        1.00%       .66%        .73%        .25%       .07%       .38%       1.20%
average net assets

Portfolio turnover
    108%          76%           97%         137%        160%        240%        254%       262%       269%       331%

Average commission rateB
    $ .0427       $ .0414


A DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
B FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended                                                         1997I       1997H       1996H       1995E

Net asset value, beginning of period                                $ 42.85     $ 35.47     $ 30.97     $ 29.04

Income from Investment Operations

 Net investment income                                               .05D        .75D        .77D        .12

 Net realized and unrealized gain (loss)                             1.41        8.78        4.74        1.81

 Total from investment operations                                    1.46        9.53        5.51        1.93

Less Distributions

 From net investment income                                          --          (.71)       (.61)       --

 From net realized gain                                              --          (1.44)      (.40)       --

 Total distributions                                                 --          (2.15)      (1.01)      --

Net asset value, end of period                                      $ 44.31     $ 42.85     $ 35.47     $ 30.97

Total returnB,C                                                      3.41%       28.07%      18.25%      6.65%

Net assets, end of period (000 omitted)                             $ 391,713   $ 374,978   $ 250,283   $ 71,953

Ratio of expenses to average net assets                              .71%A       .66%        .85%        .82%A

Ratio of expenses to average net assets after expense reductions     .70%A,F     .65%F       .84%F       .81%A,F

Ratio of net investment income to average net assets                 1.60%A      1.91%       2.38%       2.33%A

Portfolio turnover                                                   33%A        35%         33%         39%

Average commission rateG                                            $ .0497     $ .0480     $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H YEAR ENDED OCTOBER 31
I ONE MONTH ENDED NOVEMBER 30, 1997
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended                                                         1997H       1996I      1995E

Net asset value, beginning of period                                $ 22.57     $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income (loss)                                        (.05)D      .29D       .55

 Net realized and unrealized gain (loss)                             5.98        .17        3.00

 Total from investment operations                                    5.93        .46        3.55

Less Distributions

 From net investment income                                          --          (.34)      (.55)

 From net realized gain                                              (.87)       (2.35)     (.55)

 Total distributions                                                 (.87)       (2.69)     (1.10)

Net asset value, end of period                                      $ 27.63     $ 22.57    $ 24.80

Total returnB,C                                                      27.16%      1.99%      15.96%

Net assets, end of period (000 omitted)                             $ 5,564     $ 41,832   $ 20,429

Ratio of expenses to average net assets                              1.06%A      .78%       .97%A

Ratio of expenses to average net assets after expense reductions     1.05%A,F    .76%F      .96%A,F

Ratio of net investment income (loss) to average net assets          (.21)%A     1.21%      2.55%A

Portfolio turnover                                                   61%A        151%       142%

Average commission rateG                                            $ .0382     $ .0409


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H ELEVEN MONTHS ENDED NOVEMBER 30, 1997
I YEAR ENDED DECEMBER 31, 1996
LARGE CAP - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosD

Years ended November 30                                             1997      1996H

Net asset value, beginning of period                                $ 11.86   $ 10.00

Income from Investment Operations

 Net investment income                                               .04I      .03

 Net realized and unrealized gain (loss)                             2.24      1.83

 Total from investment operations                                    2.28      1.86

Less Distributions

 From net realized gain                                              (.09)     --

Net asset value, end of period                                      $ 14.05   $ 11.86

Total returnB,C                                                      19.39%    18.60%

Net assets, end of period (000 omitted)                             $ 6,560   $ 9,144

Ratio of expenses to average net assets                              1.15%     1.50%A,E

Ratio of expenses to average net assets after expense reductions     1.12%F    1.48%A,F

Ratio of net investment income to average net assets                 .32%      .38%A

Portfolio turnover                                                   93%       59%A

Average commission rateG                                            $ .0412   $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL INVESTMENT INCOME PER SHARE.
GROWTH & INCOME - INSTITUTIONAL CLASS
Selected Per-Share Data and RatiosD

Year ended November 30                                    1997F

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .07

 Net realized and unrealized gain (loss)                 2.45

 Total from investment operations                        2.52

Less Distributions

 From net investment income                              (.05)

Net asset value, end of period                          $ 12.47

Total returnB,C                                          25.26%

Net assets, end of period (000 omitted)                 $ 73,911

Ratio of expenses to average net assets                  1.19%A

Ratio of net investment income to average net assets     .64%A

Portfolio turnover                                       82%A

Average commission rateE                                $ .0345

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
EQUITY INCOME - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
    1997        1996        1995        1994        1993        1992        1991        1990        1989        1988

Net asset value, beginning of period
    $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08     $ 9.52      $ 12.27     $ 11.10     $ 10.93

Income from Investment Operations

 Net investment income
     .39B        .42B        .45         .41B        .39         .49         .63F        .69         .75         .75

 Net realized and unrealized gain (loss)
     4.68        .3.37       4.28        1.05        2.02        1.79        1.52        (2.42)      1.17        1.81

 Total from investment operations
     5.07        3.79        4.73        1.46        2.41        2.28        2.15        (1.73)      1.92        2.56

Less Distributions

 From net investment income
     (.41)       (.42)       (.43)       (.32)       (.36)       (.48)       (.59)       (.72)       (.75)       (.74)

 From net realized gain
     (.59)       (.46)       (.28)       --          --          --          --          (.30)       --          (1.65)

 Total distributions
     (1.00)      (.88)       (.71)       (.32)       (.36)       (.48)       (.59)       (1.02)      (.75)       (2.39)

Net asset value, end of period
    $ 27.07     $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08     $ 9.52      $ 12.27     $ 11.10

Total returnA
    22.87%      19.54%      30.43%      9.82%       18.90%      20.91%      22.97%      (14.90)%    17.58%      26.99%

Net assets, end of period (000 omitted)
    $ 464,031   $ 343,867   $ 297,453   $ 197,533   $ 191,138   $ 139,391   $ 168,590   $ 253,049   $ 463,696   $ 436,753

Ratio of expenses to average net assets
    .69%        .71%        .74%        .73%        .80%        .71%D       .67%D       .61%D       .55%D       .55%D

Ratio of expenses to average net assets
    .67%C       .70%C       .73%C       .71%C       .79%C       .71%        .67%        .61%        .55%        .55%
after expense reductions

Ratio of net investment income to average net assets
     1.60%       2.02%       2.52%       2.62%       3.00%       3.77%       5.66%       6.11%       6.09%       6.86%

Portfolio turnover
     55%         78%         80%         140%        120%        51%         91%         103%        93          78%

Average commission rateE
    $ .0430     $ .0424


A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F INCLUDES $.04 PER SHARE FROM FOREIGN TAXES RECOVERED.

BALANCED - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                              1997       1996       1995D

Net asset value, beginning of period                                $ 16.11    $ 15.40    $ 15.23

Income from Investment Operations

 Net investment income                                               .61H       .54H       .25

 Net realized and unrealized gain (loss)                             2.86       .87        .09

 Total from investment operations                                    3.47       1.41       .34

Less Distributions

 From net investment income                                          (.62)      (.67)      (.17)

 From net realized gain                                              (.11)      (.03)      --

 Total distributions                                                 (.73)      (.70)      (.17)

Net asset value, end of period                                      $ 18.85    $ 16.11    $ 15.40

Total returnB,C                                                      21.97%     9.41%      2.22%

Net assets, end of period (000 omitted)                             $ 38,924   $ 21,819   $ 993

Ratio of expenses to average net assets                              .69%       1.06%      .92%A,E

Ratio of expenses to average net assets after expense reductions     .69%       1.03%F     .91%A,F

Ratio of net investment income to average net assets                 3.42%      3.54%      4.54%A

Portfolio turnover                                                   70%        223%       297%

Average commission rateG                                            $ .0435    $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
HIGH YIELD - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosG

Years ended October 31                                              1997       1996       1995D

Net asset value, beginning of period                                $ 12.120   $ 11.760   $ 11.560

Income from Investment Operations

 Net investment income                                               1.094      1.070      .390

 Net realized and unrealized gain (loss)                             .671       .368       .193

 Total from investment operations                                    1.765      1.438      .583

Less Distributions

 From net investment income                                          (1.115)    (1.078)    (.383)

 From net realized gain                                              (.060)     --         --

 Total distributions                                                 (1.175)    (1.078)    (.383)

Net asset value, end of period                                      $ 12.710   $ 12.120   $ 11.760

Total returnB,C                                                      15.42%     12.81%     5.07%

Net assets, end of period (000 omitted)                             $ 75,827   $ 37,632   $ 126

Ratio of expenses to average net assets                              .85%       1.10%      .70%A

Ratio of expenses to average net assets after expense reductions     .85%       1.05%E     .70%A

Ratio of net investment income to average net assets                 8.96%      9.26%      8.77%A

Portfolio turnover                                                   105%       121%       112%

Average commission rateF                                            $ .0431    $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended December 31                                             1997       1996       1995E

Net asset value, beginning of period                                $ 11.300   $ 11.030   $ 10.890

Income from Investment Operations

 Net investment income                                               .830D      .826D      .456

 Net realized and unrealized gain (loss)                             .186       .548       .340

 Total from investment operations                                    1.016      1.374      .796

Less Distributions

 From net investment income                                          (.806)     (.804)     (.426)

 From net realized gain                                              (.370)     (.300)     (.230)

 Total distributions                                                 (1.176)    (1.104)    (.656)

Net asset value, end of period                                      $ 11.140   $ 11.300   $ 11.030

Total returnB,C                                                      9.36%      13.04%     7.47%

Net assets, end of period (000 omitted)                             $ 6,289    $ 6,107    $ 107

Ratio of expenses to average net assets                              1.10%F     1.10%F     1.10%A,F

Ratio of expenses to average net assets after expense reductions     1.09%G     1.10%      1.10%A

Ratio of net investment income to average net assets                 7.31%      7.47%      7.53%A

Portfolio turnover                                                   140%       119%       193%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARIOUS ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. MORTGAGE SECURITIES - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosF

Years ended                                                         1997H      1997E

Net asset value, beginning of period                                $ 11.040   $ 10.830

Income from Investment Operations

 Net investment income                                               .172       .263

 Net realized and unrealized gain (loss)                             .050       .226

 Total from investment operations                                    .222       .489

Less Distributions

 From net investment income                                          (.172)     (.279)

 From net realized gain                                              (.080)     --

 Total distributions                                                 (.252)     (.279)

Net asset value, end of period                                      $ 11.010   $ 11.040

Total returnB,C                                                      2.05%      4.59%

Net assets, end of period (000 omitted)                             $ 19,718   $ 13,177

Ratio of expenses to average net assets                              .75%A,D    .75%A,D

Ratio of expenses to average net assets after expense reductions     .75%A      .70%A,G

Ratio of net investment income to average net assets                 6.35%A     6.29%A

Portfolio turnover                                                   125%A      149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THREE MONTHS ENDED OCTOBER 31, 1997
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                  1997       1996       1995E

Net asset value, beginning of period                    $ 9.480    $ 9.670    $ 9.560

Income from Investment Operations

 Net investment income                                   .580D      .604D      .197

 Net realized and unrealized gain (loss)                 .165       (.180)     .108

 Total from investment operations                        .745       .424       .305

Less Distributions

 From net investment income                              (.575)     (.614)     (.195)

Net asset value, end of period                          $ 9.650    $ 9.480    $ 9.670

Total returnB,C                                          8.18%      4.58%      3.23%

Net assets, end of period (000 omitted)                 $ 20,366   $ 27,660   $ 14,588

Ratio of expenses to average net assets                  .75%F      .75%       .75%A,F
                                                                                 F

Ratio of net investment income to average net assets     6.12%      6.43%      6.48%A

Portfolio turnover                                       136%       153%       261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
INTERMEDIATE BOND - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
    1997        1996        1995        1994        1993        1992        1991        1990        1989        1988

Net asset value, beginning of period
    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550    $ 10.140    $ 10.410    $ 10.180    $ 10.250

Income from Investment Operations

 Net investment income
    .658B       .705B       .671        .602        .832        .840        .884        .901        .937        .944

 Net realized and unrealized gain (loss)
    (.060)      (.151)      .499        (.833)      .531        .102        .411        (.270)      .230        (.070)

 Total from investment operations
    .598        .554        1.170       (.231)      1.363       .942        1.295       .631        1.167       .874

Less Distributions

 From net investment income
    (.648)      (.704)      (.670)      (.597)      (.843)      (.852)      (.885)      (.901)      (.937)      (.944)

 From net realized gain
    --          --          --          --          --          --          --          --          --          --

 From return of capital
    --          --          --          (.062)      --          --          --          --          --          --

 Total distributions
    (.648)      (.704)      (.670)      (.659)      (.843)      (.852)      (.885)      (.901)      (.937)      (.944)

Net asset value, end of period
    $ 10.570    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550    $ 10.140    $ 10.410    $ 10.180

Total returnA
    5.86%       5.40%       11.73%      (2.10)%     13.17%      9.21%       13.35%      6.46%       12.03%      8.81%

Net assets, end of period (000 omitted)
    $ 177,427   $ 211,866   $ 208,861   $ 172,122   $ 183,790   $ 160,156   $ 327,756   $ 356,564   $ 426,832   $ 418,929

Ratio of expenses to average net assets
    .67%        .66%        .67%C       .61%        .64%        .57%        .57%        .58%        .54%        .54%

Ratio of net investment income to
    6.27%       6.69%       6.47%       6.45%       7.41%       7.96%       8.59%       8.90%       9.16%       9.16%
average net assets

Portfolio turnover
    138%        200%        189%        68%         59%         7%          60%         59%         87%         48%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                  1997      1996      1995E

Net asset value, beginning of period                    $ 9.370   $ 9.470   $ 9.450

Income from Investment Operations

 Net investment income                                   .589D     .598D     .137

 Net realized and unrealized gain (loss)                 (.023)    (.098)    .067

 Total from investment operations                        .566      .500      .204

Less Distributions

 From net investment income                              (.586)    (.600)    (.136)

 From return of capital                                  --        --        (.048)

 Total distributions                                     (.586)    (.600)    (.184)

Net asset value, end of period                          $ 9.350   $ 9.370   $ 9.470

Total returnB,C                                          6.24%     5.45%     2.18%

Net assets, end of period (000 omitted)                 $ 6,750   $ 9,200   $ 9,827

Ratio of expenses to average net assets                  .75%F     .80%F     .85%A,
                                                                                                 F

Ratio of net investment income to average net assets     6.30%     6.37%     6.10%A

Portfolio turnover                                       105%      124%      179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
MUNICIPAL INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                1997       1996       1995G

Net asset value, beginning of period                  $ 11.720   $ 11.880   $ 11.700

Income from Investment Operations

 Net interest income                                   .609E      .707E,F    .232

 Net realized and unrealized gain (loss)               .464       (.197)     .180

 Total from investment operations                      1.073      .510       .412

Less Distributions

 From net interest income                              (.671)F    (.670)     (.232)

 In excess of net interest income                      (.002)H    --         --

 Total distributions                                   (.673)     (.670)     (.232)

Net asset value, end of period                        $ 12.120   $ 11.720   $ 11.880

Total returnB,C                                        9.44%      4.41%      3.55%

Net assets, end of period (000 omitted)               $ 1,511    $ 927      $ 154

Ratio of expenses to average net assets                .75%D      .75%D      .75%A,D

Ratio of net interest income to average net assets     5.11%      5.88%      5.89%A

Portfolio turnover                                     36%        49%        37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
          1997       1996       1995       1994D      1993       1992       1991        1990        1989        1988

Net asset value, beginning of period
          $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800   $ 10.640    $ 10.610    $ 10.520    $ 10.380

Income from Investment Operations

 Net interest income
          .475       .487       .477       .481       .536       .666       .682        .689        .674        .650

 Net realized and unrealized gain (loss)
          .181       .050       .950       (1.030)    .260       .280       .160        .030        .090        .140

 Total from investment operations
          .656       .537       1.427      (.549)     .796       .946       .842        .719        .764        .790

Less Distributions

 From net interest income
          (.475)     (.487)     (.477)     (.481)     (.536)     (.666)     (.682)      (.689)      (.674)      (.650)

 From net realized gain
          (.001)     --         --         --         (.880)     --         --          --          --          --

 In excess of net realized gain
           --         --         --         (.020)     --         --         --          --          --          --

 Total distributions
         (.476)     (.487)     (.477)     (.501)     (1.416)    (.666)     (.682)      (.689)      (.674)      (.650)

Net asset value, end of period
         $ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800    $ 10.640    $ 10.610    $ 10.520

Total returnA
         6.48%      5.36%      15.44%     (5.43)%    8.01%      9.01%      8.15%       7.04%       7.50%       7.77%

Net assets, end of period (000 omitted)
         $ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076   $ 28,428   $ 100,294   $ 111,506   $ 121,418   $ 132,443

Ratio of expenses to average net assets
         .75%B      .75%       .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%
                    B          B          B          B          B

Ratio of expenses to average net assets
         .75%       .74%C      .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%
after expense reductions

Ratio of net interest income to
         4.57%      4.68%      4.96%      4.75%      5.01%      6.05%      6.40%       6.53%       6.45%       6.20%
average net assets

Portfolio turnover
         18%        35%        53%        53%        46%        36%        20%         32%         31%         24%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended November 30                                             1997       1996       1995D

Net asset value, beginning of period                                $ 10.210   $ 10.230   $ 10.070

Income from Investment Operations

 Net interest income                                                 .420       .407       .178

 Net realized and unrealized gain (loss)                             .030       .010       .160

 Total from investment operations                                    .450       .417       .338

Less Distributions

 From net interest income                                            (.420)     (.407)     (.178)

 From net realized gain                                              (.030)     (.030)     --

 Total distributions                                                 (.450)     (.437)     (.178)

Net asset value, end of period                                      $ 10.210   $ 10.210   $ 10.230

Total returnB,C                                                      4.52%      4.19%      3.37%

Net assets, end of period (000 omitted)                             $ 636      $ 487      $ 134

Ratio of expenses to average net assets                              .75%E      .75%E      .75%A,E

Ratio of expenses to average net assets after expense reductions     .75%       .74%F      .75%A

Ratio of net interest income to average net assets                   4.14%      4.03%      4.18%A

Portfolio turnover                                                   41%        62%        80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   The financial highlights tables that follow contain annual information which has been audited by Coopers & Lybrand, L.L.P., or Price Waterhouse LLP, (TechnoQuant Growth, Growth & Income, and Mortgage Securities only) independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI.
   KEY FACTS

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.
For Balanced, High Yield, Mortgage Securities, Government Investment, Short Fixed-Income, and Municipal Income, the fiscal year runs from November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fiscal year runs from December 1 to November 30. For Strategic Income the fiscal year runs from January 1 to December 31. The tables below show the performance of Institutional Class of each fund over past fiscal
   periods    . The charts in Appendix B, beginning on page , present
Institutional Class's calendar year performance compared to different measures, including a competitive funds average.
GROWTH FUNDS - INSTITUTIONAL CLASS









                             Average Annual Total Return*                Cumulative Total Return*
                             Past 1 year   Past 5 years   10 Years/      Past 1 year   Past 5 years   10 Years/
                                                          Life of fund+                               Life of fund+

TECHNOQUANT GROWTH[B]        n/a           n/a            n/a             n/a           n/a             14.00%

MID CAP[B]                    23.04%       n/a             22.74%          23.04%       n/a             43.96%

EQUITY GROWTH[B]              20.46%        19.35%         24.56%          20.46%        142.20%        799.06%

GROWTH OPPORTUNITIES[B]       22.75%        20.71%         22.52%          22.75%        156.32%        661.97%

STRATEGIC OPPORTUNITIES[B]    27.07%        15.74%         16.14%          27.07%        107.66%        346.58%

LARGE CAP[B]                  19.39%       n/a             21.61%          19.39%       n/a             41.60%

GROWTH & INCOME[B]           n/a           n/a            n/a             n/a           n/a             25.26%

EQUITY INCOME[B]              22.87%        20.13%         16.80%          22.87%        150.15%        372.57%

BALANCED[A]                   21.97%        11.07%         13.90%          21.97%        69.00%         267.41%


TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS









                            Average Annual Total Return*                Cumulative Total Return*
                            Past 1 year   Past 5 years   10 Years/      Past 1 year   Past 5 years   10 Years/
                                                         Life of fund+                               Life of fund+

HIGH YIELD[A]                15.42%        13.01%         15.17%          15.42%        84.31%         310.46%

STRATEGIC INCOME[C]          9.36%        n/a             14.03%          9.36%        n/a             51.55%

MORTGAGE SECURITIES[A]       8.75%         8.03%          9.01%           8.75%         47.15%         136.96%

GOVERNMENT INVESTMENT[A]     8.18%         6.76%          8.00%           8.18%         38.72%         115.85%

INTERMEDIATE BOND[B]         5.86%         6.67%          8.30%           5.86%         38.13%         121.90%

SHORT FIXED-INCOME[A]        6.24%         5.29%          6.99%           6.24%         29.42%         96.53%


MUNICIPAL FUNDS - INSTITUTIONAL CLASS









                                   Average Annual Total Return*                Cumulative Total Return*
                                   Past 1 year   Past 5 years   10 Years/      Past 1 year   Past 5 years   10 Years/
                                                                Life of fund+                               Life of fund+

MUNICIPAL INCOME[A]                9.44%         6.99%          9.34%           9.44%         40.18%         144.13%

INTERMEDIATE MUNICIPAL INCOME[B]   6.48%         5.75%          6.82%           6.48%         32.28%         93.39%

SHORT-INTERMEDIATE MUNICIPAL
INCOME[B]                          4.52%        n/a             4.89%           4.52%        n/a             19.40%


[A]  PERIOD ENDED OCTOBER 31, 1997
[B] PERIOD ENDED NOVEMBER 30, 1997
[C] PERIOD ENDED DECEMBER 31, 1997
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (OCTOBER 31, 1994 FOR STRATEGIC INCOME; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP AND LARGE CAP; AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH
THE ANNUAL PERIO   D     ENDED 1997.
* INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, MUNICIPAL INCOME, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF
0.65% FOR GROWTH OPPORTU   NITIES AND BALA    NCED, 0.25% FOR HIGH
YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
 INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
 INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are
denominated in foreign    currencies    .
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar investment objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. LEHMAN BROTHERS GOVERNMENT BOND INDEX is a market value weighted
index of U.S. G    overnment    and government agency securities
(other than mortgage securities) with maturities of one year or more.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
   LEHMAN BROTHERS MUNICIPAL BOND INDEX is a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation
calculated by the U.S. Governmen   t.
   Other illustrations of equity fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional, or call 1-800-843-3001.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.





THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. Municipal Income is a diversified fund of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
   Beginning January 1, 1999, Fidelity Investments Money Management, Inc. (FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced, and Strategic Income. Beginning January 1, 1998, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic
Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Strategic Income.
As of    December     31, 199   7    , FMR advised funds having
approximately 3   4     million shareholder accounts with a total
value of more than $   529 billion    .
John Avery is lead manager of Advisor Balanced, which he has managed
since    January 1998. He was a co-manager of the fund since September
1997    . He also manages another Fidelity fund. Mr. Avery joined
Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant, and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Andrew Dudley is manager of Advisor Short Fixed-Income, which he has
managed since February 1997.    He also manages other Fidelity funds.
    Prior to joining Fidelity as a manager in 1996, Mr. Dudley was a portfolio manager with Putnam Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield and Advisor Strategic Income, which she has managed since January 1987 and January 1996, respectively. Ms. Eagle manages the high yield investments for Advisor Strategic Income. In addition, she is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
   Karen Firestone will be manager of Advisor Large Cap effective April 1, 1998. She will also manage another Fidelity fund. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst, and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund.
   Since joining Fidelity as a research associate in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor Short-Intermediate
Municipal Income,    and Advisor Intermediate Municipal income,
    which he has managed since October 1995    and January 1998,
respectively    . He also manages several other Fidelity funds. Since
joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
   Charles Mangum will provide assistance in managing Advisor Growth Opportunities from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.
   Jonathan Short is Vice-President and Manager of Advisor Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Thomas Sprague is Vice President and manager of Advisor Large Cap,
which he has managed since March 1996    and will manage until March
31, 1998    . He also manages another Fidelity fund. Since joining
Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant, and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, although it employes FIIOC to perform these functions for the Institutional Class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
FMR Corp. is the ultimate parent company of FMR,    FIMM,     FMR
U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
   FMR     may use its broker-dealer affiliates and other firms that
sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.
The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.
Municipal securities are backed by the entity that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or the rights of municipal securities holders.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because certain of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1997, the S&P MidCap 400 included companies with
capitalizations of between $   213     million and $   13.7
billion. The capitalization range of the S&P MidCap 400 changes with market conditions and the composition of the Index.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.
Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Mortgage-Backed Securities Index, a market capitalization weighted benchmark of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of
the fund and the Index was approximately    5.8     and    6.01
years, respectively.
FMR allocates assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity. FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value weighted
benchmark    of U.S. G    overnment    and government agency
securities (other than mortgage securities) with maturities of one
year or more    . FMR manages the fund to have similar overall
interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index was
approximately    8.2     and    8.67     years, respectively.
FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average maturity of the fund
and the Index was approximately    5.9     and    4.30     years,
respectively. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and
the Index was approximately    2.2     and    2.09     years,
respectively. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less.
FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and
the Index was approximately    13.2     and    13.97     years,
respectively.
FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-17 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and 17 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average
maturity of the fund and the Index was approximately    7.6     and
    8.49 years, respectively. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-5 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and five years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average
maturity of the fund and the Index was approximately    3.2     and
   3.69 years, respectively. In addition, the fund normally maintains a dollar-weighted average maturity between two and five years.
FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the
funds' portfolios. These figures are dollar-weighted    averages of
month-end portfolio holdings during the fiscal period ended 1997, and
are presented as a percentage of total security     investments. These
percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL PERIOD ENDED 1997 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY
RATING
  MID** EQUITY** GROWTH* GROWTH**** STRATEGIC** LARGE** GROWTH &** EQUITY** HIGH* STRATEGIC***
S&P RATING CAP GROWTH OPPORTUNITIES OPPORTUNITIES OPPORTUNITIES CAP INCOME INCOME BALANCED* YIELD INCOME
(AVERAGE OF TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY AAA
HIGH QUALITY AA -- -- 14.0   0    % 12.10% -- -- 0.20% 1.35% 22.57% --
41.93%
UPPER-MEDIUM GRADE A
MEDIUM GRADE BBB -- -- -- -- -- -- 0.36% -- 7.19% 0.32% 0.85%
LOWER QUALITY
MODERATELY SPECULATIVE BB -- -- -- -- -- -- 0.35% 0.25% 0.87% 6.39%
8.66%
SPECULATIVE B 0.01% -- -- -- 0.06% -- 0.14% -- 3.   9    2% 51.18%
25.32%
HIGHLY SPECULATIVE CCC -- -- -- -- -- -- -- -- 0.33% 7.13% 2.85%
POOR QUALITY CC -- -- -- -- -- -- -- -- 0.04% 1.14% 0.30%
LOWEST QUALITY, NO INTEREST C -- -- -- -- -- -- -- -- -- -- --
IN DEFAULT, IN ARREARS D -- -- -- -- -- -- -- -- -- -- --

  MID EQUITY GROWTH GROWTH STRATEGIC LARGE GROWTH & EQUITY  HIGH
STRATEGIC
MOODY'S RATING CAP GROWTH OPPORTUNITIES OPPORTUNITIES OPPORTUNITIES CAP INCOME INCOME BALANCED YIELD INCOME
(AVERAGE OF TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY AAA
HIGH QUALITY AA -- -- 14.0   0    % 12.10   %     -- -- 0.10% 1.35%
23.89% -- 41.40%
UPPER-MEDIUM GRADE A
MEDIUM GRADE BAA -- -- -- -- -- -- 0.13% -- 4.64% -- 0.15%
LOWER QUALITY
MODERATELY SPECULATIVE BA -- -- -- -- -- -- 0.57% 0.24% 2.19% 5.98%
7.98%
SPECULATIVE B 0.01% -- -- -- 0.38% -- 0.23%    0.01%     3.   9    0%
50.69% 27.95%
HIGHLY SPECULATIVE CAA -- -- -- -- -- -- -- -- 0.37% 11.11% 3.17%
POOR QUALITY CA -- -- -- -- -- -- -- -- -- 0.03% --
LOWEST QUALITY, NO INTEREST C -- -- -- -- -- -- -- -- -- -- --
IN DEFAULT, IN ARREARS --- -- -- -- -- -- -- -- -- -- -- --
* FISCAL YEAR ENDED OCTOBER 31, 1997.
** FISCAL YEAR ENDED NOVEMBER 30, 1997.
*** FISCAL YEAR ENDED DECEMBER 31, 1997.
**** FOR THE MONTH PERIOD ENDED NOVEMBER 30, 1997.
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO
0.6   6    % OF BALANCED INVESTMENTS, 5.72% OF HIGH YIELD INVESTMENTS,
   9    .16% OF STRATEGIC INCOME INVESTMENTS, 0.59% OF STRATEGIC
OPPORTUNITIES INVESTMENTS. THESE PERCENTAGES MAY
INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO 0.51% OF BALANCED
INVESTMENTS, 5.   66    % OF HIGH YIELD INVESTMENTS, 9.09% OF
STRATEGIC INCOME INVESTMENTS   , AND 0.59% OF STRATEGIC OPPORTUNITIES
INVESTMENTS.
FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Intermediate Bond, Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by
Moody's, S&P, Duff & Phelps Credit Rating Co., or    Fitch     IBCA,
Inc., or is unrated but judged by FMR to be of equivalent quality. U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security
and    a     fund's share price.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These
include risks relating to political   ,     economic   , or
regulatory     conditions in foreign countries   ;     fluctuations in
foreign currencies   ;     withholding or other taxes   ; trading,
settlement, custodial, and other operational risks;     and the
potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments,
especially those in    emerging markets    , more volatile    and
potentially less liquid     than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move
in the opposite direction from a benchmark,    often     making the
security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, do not currently intend to invest in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Strategic Income and Short-Intermediate Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily
operations. Expenses paid out of each clas   s's     assets are
reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.
Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets.
For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result
by the fund's    monthly     average net asset   s, and dividing by
twelve.
For Growth Opportunities and Strategic Opportunities, the fee is
calculated by    calculating     a basic fee and then applying a
performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has
performed relative to the S&P 500.    The basic fee is calculated by
adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets
under management increase.    For December 1997, the group fee rate
for the Equity Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.
The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate
is    (plus/minus)    0.20% of a fund's average net assets over the
performance period.
For purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
   The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income is 0.30%. The individual fund fee rate for Growth & Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each
of Municipal Income, Intermediate Municipal     Incom   e, and
Short-Intermediate Municipal Income is 0.25%.
The following table states the management fee, as a percentage of each fund's average net assets, for each fund for its most recent fiscal
year end   ed 1997.
                                    TOTAL
                                    MANAGEMENT FEE

   MID CAP                           0.60%

   EQUITY GROWTH                     0.60%

   GROWTH OPPORTUNITIES              0.52%[A][B][C]

   STRATEGIC OPPORTUNITIES           0.40%[A][B][C]

   LARGE CAP                         0.60%

   EQUITY INCOME                     0.50%

   BALANCED                          0.45%

   HIGH YIELD                        0.59%

   STRATEGIC INCOME                  0.59%

   MORTGAGE SECURITIES               0.44%[B][D]

   GOVERNMENT INVESTMENT             0.44%

   INTERMEDIATE BOND                 0.44%

   SHORT FIXED-INCOME                0.44%

   MUNICIPAL INCOME                  0.39%

   INTERMEDIATE MUNICIPAL            0.39%
   INCOME

   SHORT-INTERMEDIATE                0.39%
   MUNICIPAL INCOME

[A] THE    ANNUALIZED     BASIC    FEE, AS A PERCENTAGE OF EACH FUND'S
AVERAGE NET ASSETS,     FOR THE FISCAL    PERIOD     ENDED    NOVEMBER
30,     1997 WAS    0.60    % FOR GROWTH OPPORTUNITIES AND
   0.60    % FOR STRATEGIC OPPORTUNITIES.
   [B] ANNUALIZED
   [C] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
[   D    ]    FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.
   The total management fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.49% of the fund's average net assets. The basic fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.60% of the fund's average net assets. The total management fee for Mortgage Securities for the fiscal year ended July 31, 1997 was 0.44% of the fund's average net assets.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal    period     ended 1997, FMR, on behalf of each fund
with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and
FIIA fees equal to less than    0.01    %, of each fund's average net
assets    (annualized for periods of less than one year)    .    The
numbers for Growth Opportunities and Strategic Opportunities are for the fiscal period ended November 30, 1997 and the number for Mortgage Securities is for the fiscal period ended October 31, 1997.
   For the fiscal year ended October 31, 1997, FMR on behalf of Growth Opportunities paid FMR U.K., and FMR Far East fees equal to less than 0.01% of the fund's average net assets.
   Beginning January 1, 1999, FIMM will select certain investments for Balanced and Strategic Income.
   Beginning January 1, 1999, FIMM will have primary responsibility for managing Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income. FMR will pay FIMM 50% of its management fee (before expense reimbursements) for FIMM's services.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the Institutional Class of the Taxable Funds, and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal    period     ended 1997, transfer agency and pricing
and bookkeeping fees    paid     (as a percentage of average net
assets) amounted to the following. These amounts    (annualized for
periods of less than one year)     are before expense reductions, if
any.
                                    TRANSFER AGENCY    PRICING AND
                                    FEES PAID          BOOKKEEPING
                                                       FEES PAID
                                                          BY FUND

TECHNOQUANT GROWTH                      0.30%              0.24%

MID CAP                                 0.15%              0.06%

EQUITY GROWTH                           0.14%              0.02%

GROWTH OPPORTUNITIES   [A]              0.15%              0.00%

STRATEGIC OPPORTUNITIES   [A]           0.23%              0.05%

LARGE CAP                               0.15%              0.10%

GROWTH & INCOME                         0.15%              0.09%

EQUITY INCOME                           0.14%              0.03%

BALANCED                                0.14%              0.03%

HIGH YIELD                              0.17%              0.03%

STRATEGIC INCOME                        0.18%              0.04%

MORTGAGE SECURITIES   [B]               0.24%              0.04%

GOVERNMENT INVESTMENT                   0.18%              0.04%

INTERMEDIATE BOND                       0.15%              0.04%

SHORT FIXED-INCOME                      0.22%              0.04%

   [A] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
   [B] FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.
   The transfer agency fees paid by Institutional Class of Growth Opportunities for the fiscal year ended October 31, 1997 were 0.15%. The transfer agency fees paid by Institutional Class of Mortgage Securities for the fiscal year ended July 31, 1997 were 0.21%.
   The pricing and bookkeeping fees paid by Growth Opportunities for the fiscal year ended October 31, 1997 were 0.00%. The pricing and bookkeeping fees paid by Mortgage Securities for the fiscal year ended July 31, 1997 were 0.04%.
UMB is the transfer and service agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for the Institutional Class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the Institutional Class.
For the fiscal    year     ended 1997, transfer agency and pricing and
bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                          TRANSFER AGENCY    PRICING AND
                          FEES PAID          BOOKKEEPING
                                             FEES PAID
                                                BY FUND

MUNICIPAL INCOME              0.26%              0.04%

INTERMEDIATE MUNICIPAL        0.18%              0.09%
INCOME

SHORT-INTERMEDIATE            0.30%              0.26%
MUNICIPAL INCOME

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
The portfolio turnover rate    (annualized for periods of less than
one year)     for the fiscal    period     ended 1997 was    213    %
for TechnoQuant Growth,    208    % for Mid Cap,    108    % for
Equity Growth,    33    % for Growth Opportunities    (for the fiscal
period ended November 30, 1997)    ,    61    % for Strategic
Opportunities    (for the fiscal period ended November 30, 1997)    ,
   93    % for Large Cap,    82    % for Growth & Income,    55    %
for Equity Income,    70    % for Balanced,    105    % for High
Yield,    140    % for Strategic Income,    125    % for Mortgage
Securities    (for the fiscal period ended October 31, 1997)    ,
   136    %        for Government Investment,    138    % for
Intermediate Bond,    105    % for Short Fixed-Income,    36    % for
Municipal Income,    18    % for Intermediate Municipal Income, and
   41    % for Short-Intermediate Municipal Income   .
   The portfolio turnover rate for Growth Opportunities for the fiscal year ended October 31, 1997 was 35%. The portfolio turnover rate for Mortgage Securities for the fiscal year ended July 31, 1997 was 149%.
Portfolio turnover rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (ONLY TAXABLE FUNDS ARE AVAILABLE FOR THE FOLLOWING
ACCOUNTS)
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
 Retirement plans    provide     individuals    with tax-advantaged
ways to save for retirement, either with tax-deductible contributions or tax-free growth. Retirement accounts require special applications and typically have lower minimums.
(solid bullet)    TRADITIONAL     INDIVIDUAL RETIREMENT ACCOUNTS
(IRAS) allow    individuals     under    age     70
1/2(checkmark)(solid club) with    compensation to contribute u    p
to $2,000 per tax year.    Married couples can contribute up to $4,000
per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain income limits.
   (solid bullet) ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.
   (solid bullet) ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.
   (solid bullet) ROLLOVER IRAS help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.
   (solid bullet) PROFIT SHARING OR MONEY PURCHASE PENSION PLANS (KEOGHS) allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.
   (solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
   (solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.
   (solid bullet) SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
   (solid bullet) 401(K) PLANS allow employees of organizations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class's shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your order is received in proper form. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
Shares of    Sh    ort-Intermediate Municipal Income are offered to
current shareholders only.
   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares. IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page . If there is no account application accompanying this prospectus, call 1-800-843-3001 or your investment professional.
If you are investing through a tax-   advantag    ed retirement plan,
such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For    certain     Fidelity    Advisor retirement accounts(double
dagger)     $500
Through regular investment plans* $1,000
TO ADD TO AN ACCOUNT $250
   For certain Fidelity Advisor retirement accounts(double dagger)
$100
Through regular investment plans* $100
MINIMUM BALANCE $1,000
   For certain Fidelity Advisor retirement accounts(double dagger)
None
   (double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.

                               TO OPEN AN                                    TO ADD TO AN
                               ACCOUNT                                       ACCOUNT

PHONE                          (SMALL SOLID BULLET) EXCHANGE FROM THE        (SMALL SOLID BULLET) EXCHANGE FROM THE
1-800-843-300                  SAME CLASS OF ANOTHER                         SAME CLASS OF ANOTHER
1 OR YOUR                      FIDELITY ADVISOR FUND OR                      FIDELITY ADVISOR FUND OR
INVESTMENT                     FROM ANOTHER FIDELITY                         FROM ANOTHER FIDELITY
PROFESSIONAL                   FUND ACCOUNT WITH THE                         FUND ACCOUNT WITH THE
                               SAME REGISTRATION,                            SAME REGISTRATION,
                               INCLUDING NAME,                               INCLUDING NAME,
                               ADDRESS, AND TAXPAYER                         ADDRESS, AND TAXPAYER
                               ID NUMBER.                                    ID NUMBER.

MAIL (MAIL_GRAPHIC)            (SMALL SOLID BULLET) COMPLETE AND SIGN THE    (SMALL SOLID BULLET) MAKE YOUR CHECK
                               ACCOUNT APPLICATION.                          PAYABLE TO THE
                               MAKE YOUR CHECK                               COMPLETE NAME OF THE
                               PAYABLE TO THE                                FUND OF YOUR CHOICE
                               COMPLETE NAME OF THE                          AND NOTE THE
                               FUND OF YOUR CHOICE                           APPLICABLE CLASS.
                               AND NOTE THE                                  INDICATE YOUR FUND
                               APPLICABLE CLASS. MAIL                        ACCOUNT NUMBER ON
                               TO THE ADDRESS                                YOUR CHECK AND MAIL TO
                               INDICATED ON THE                              THE ADDRESS PRINTED ON
                               APPLICATION.                                  YOUR ACCOUNT
                                                                             STATEMENT.
                                                                             (SMALL SOLID BULLET) EXCHANGE BY MAIL: CALL
                                                                             1-800-843-3001 OR
                                                                             YOUR INVESTMENT
                                                                             PROFESSIONAL FOR
                                                                             INSTRUCTIONS.

IN PERSON (HAND_GRAPHIC)       (SMALL SOLID BULLET) BRING YOUR ACCOUNT       (SMALL SOLID BULLET) BRING YOUR CHECK TO
                               APPLICATION AND CHECK                         YOUR INVESTMENT
                               TO YOUR INVESTMENT                            PROFESSIONAL.
                               PROFESSIONAL.

WIRE (WIRE_GRAPHIC)            (SMALL SOLID BULLET) CALL 1-800-843-3001      (SMALL SOLID BULLET) NOT AVAILABLE FOR
                               TO SET UP YOUR ACCOUNT                        RETIREMENT ACCOUNTS.
                               AND TO ARRANGE A WIRE                         (SMALL SOLID BULLET) WIRE TO:
                               TRANSACTION. NOT                              BANKER'S TRUST CO.
                               AVAILABLE FOR                                 ROUTING #
                               RETIREMENT ACCOUNTS.                          021001033
                               (SMALL SOLID BULLET) WIRE TO:                 FIDELITY DART
                                BANKER'S TRUST CO.                           DEPOSITORY
                                ROUTING #                                    ACCOUNT # 00159759
                               021001033                                     FBO: (ACCOUNT NAME)
                                FIDELITY DART                                (ACCOUNT NUMBER)
                               DEPOSITORY
                                ACCOUNT #00159759                            SPECIFY THE COMPLETE
                                FBO: (ACCOUNT NAME)                          NAME OF THE FUND OF
                                (ACCOUNT NUMBER)                             YOUR CHOICE, NOTE THE
                                                                             APPLICABLE CLASS AND
                               SPECIFY THE COMPLETE                          INCLUDE YOUR ACCOUNT
                               NAME OF THE FUND OF                           NUMBER AND YOUR
                               YOUR CHOICE, NOTE THE                         NAME.
                               APPLICABLE CLASS AND
                               INCLUDE YOUR NEW
                               ACCOUNT NUMBER AND
                               YOUR NAME.

AUTOMATICALLY
(AUTOMATIC_GRAPHIC)           (SMALL SOLID BULLET) NOT AVAILABLE.           (SMALL SOLID BULLET) USE FIDELITY ADVISOR
                                                                             SYSTEMATIC INVESTMENT
                                                                             PROGRAM. SIGN UP FOR
                                                                             THIS SERVICE WHEN
                                                                             OPENING YOUR ACCOUNT,
                                                                             OR CALL YOUR INVESTMENT
                                                                             PROFESSIONAL TO BEGIN
                                                                             THE PROGRAM.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of Institutional Class is the class's NAV. Your shares will be sold at the next NAV calculated after your order is received in proper form. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                                            ALL ACCOUNT TYPES EXCEPT     (SMALL SOLID BULLET) MAXIMUM CHECK
1-800-843-300                                    RETIREMENT                   REQUEST: $100,000.
1 OR YOUR                                        ALL ACCOUNT TYPES            (SMALL SOLID BULLET) YOU MAY EXCHANGE TO
INVESTMENT                                                                    THE SAME CLASS OF
PROFESSIONAL                                                                  OTHER FIDELITY ADVISOR
                                                                              FUNDS OR TO OTHER
                                                                              FIDELITY FUNDS IF BOTH
                                                                              ACCOUNTS ARE
                                                                              REGISTERED WITH THE
                                                                              SAME NAME(S),
                                                                              ADDRESS, AND
                                                                              TAXPAYER ID NUMBER.

MAIL OR IN PERSON (MAIL_GRAPHIC)(HAND_GRAPHIC)   INDIVIDUAL, JOINT TENANT,    (SMALL SOLID BULLET) THE LETTER OF
                                                 SOLE PROPRIETORSHIP,         INSTRUCTION MUST BE
                                                 UGMA, UTMA                   SIGNED BY ALL PERSONS
                                                                              REQUIRED TO SIGN FOR
                                                 RETIREMENT ACCOUNT           TRANSACTIONS, EXACTLY
                                                                              AS THEIR NAMES
                                                                              APPEAR ON THE
                                                                              ACCOUNT.
                                                                              (SMALL SOLID BULLET) THE ACCOUNT OWNER
                                                                              SHOULD COMPLETE A
                                                                              RETIREMENT DISTRIBUTION
                                                                              FORM. CALL
                                                                              1-800-843-3001 OR
                                                                              YOUR INVESTMENT
                                                                              PROFESSIONAL TO REQUEST
                                                                              ONE.

                                                 TRUST                        (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN
                                                                              THE LETTER INDICATING
                                                                              CAPACITY AS TRUSTEE. IF
                                                                              THE TRUSTEE'S NAME IS
                                                                              NOT IN THE ACCOUNT
                                                                              REGISTRATION, PROVIDE A
                                                                              COPY OF THE TRUST
                                                                              DOCUMENT CERTIFIED
                                                                              WITHIN THE LAST 60
                                                                              DAYS.

                                                 BUSINESS OR                  (SMALL SOLID BULLET) AT LEAST ONE PERSON
                                                 ORGANIZATION                 AUTHORIZED BY
                                                                              CORPORATE RESOLUTION
                                                                              TO ACT ON THE ACCOUNT
                                                                              MUST SIGN THE LETTER.

                                                 EXECUTOR,                    (SMALL SOLID BULLET) CALL
                                                 ADMINISTRATOR,               1-800-843-3001 OR
                                                 CONSERVATOR/GUARDIAN         YOUR INVESTMENT
                                                                              PROFESSIONAL FOR
                                                                              INSTRUCTIONS.

WIRE (WIRE_GRAPHIC)                              ALL ACCOUNT TYPES EXCEPT     (SMALL SOLID BULLET) YOU MUST SIGN UP FOR
                                                 RETIREMENT                   THE WIRE FEATURE
                                                                              BEFORE USING IT. TO
                                                                              VERIFY THAT IT IS IN
                                                                              PLACE, CALL
                                                                              1-800-843-3001.
                                                                              MINIMUM WIRE:
                                                                              $500.
                                                                              (SMALL SOLID BULLET) YOUR WIRE REDEMPTION
                                                                              REQUEST MUST BE
                                                                              RECEIVED IN PROPER
                                                                              FORM BY THE TRANSFER
                                                                              AGENT BEFORE 4:00
                                                                              P.M. EASTERN TIME FOR
                                                                              MONEY TO BE WIRED
                                                                              ON THE NEXT BUSINESS
                                                                              DAY.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds, by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM    MINIMUM      FREQUENCY                        SETTING UP OR
INITIAL    ADDITIONAL                                    CHANGING

$1,000     $100         MONTHLY, BIMONTHLY, QUARTERLY,   (SMALL SOLID BULLET) FOR A NEW ACCOUNT,
                        OR SEMI-ANNUALLY                 COMPLETE THE
                                                         APPROPRIATE SECTION ON
                                                         THE APPLICATION.
                                                         (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS,
                                                         CALL YOUR INVESTMENT
                                                         PROFESSIONAL FOR AN
                                                         APPLICATION.
                                                         (SMALL SOLID BULLET) TO CHANGE THE AMOUNT
                                                         OR FREQUENCY OF YOUR
                                                         INVESTMENT, CONTACT
                                                         YOUR INVESTMENT
                                                         PROFESSIONAL DIRECTLY
                                                         OR, CALL
                                                         1-800-843-3001.
                                                         CALL AT LEAST 10
                                                         BUSINESS DAYS PRIOR TO
                                                         YOUR NEXT SCHEDULED
                                                         INVESTMENT DATE.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December and January; dividends for Strategic Income, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-advantaged retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gains from the Taxable Funds are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains.
However, for shareholders of the Municipal Funds, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
During the fiscal    year     ended 1997,    100    % of the income
dividends from Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income was free from federal income tax.
During the fiscal year ended 1997,    18.90    % of Municipal
Income's,    8.72    % of Intermediate Municipal Income's, and
   19.53 % of Short-Intermediate Municipal Income's dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
 A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received. (small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Shares of the Bonds Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to 1.00% and trading fees of up to 1.50% of the amount exchanged. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



APPENDIX B
TECHNOQUANT GROWTH - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   TECHNOQUA               12.33%
   NT GROWTH
   -
   INSTITUTIONAL
   CLASS

   LIPPER                  20.36%
   CAPITAL
   APPRECIATIO
   N FUNDS
   AVERAGEA

   S&P 500                 33.36%

   CONSUMER                1.70%
   PRICE INDEX


MID CAP - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   MID CAP -               28.05%
   INSTITUTIONAL
   CLASS

   LIPPER MID              19.63%
   CAP FUNDS
   AVERAGEB

   S&P 400                 32.25%

   CONSUMER                1.70%
   PRICE INDEX

EQUITY GROWTH - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   EQUITY             15.57%          44.84%          6.93%           64.71%          10.14%
   GROWT
   H -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             14.79%          26.91%          -4.49%          36.70%          8.08%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   EQUITY             15.71%          -0.04%          40.12%          16.89%          24.61%
   GROWT
   H -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             10.63%          -2.17%          30.79%          19.24%          25.30%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -0.5700000000000001
ROW: 2, COL: 1, VALUE: 15.57
ROW: 3, COL: 1, VALUE: 44.84
ROW: 4, COL: 1, VALUE: 6.930000000000001
ROW: 5, COL: 1, VALUE: 64.71000000000001
ROW: 6, COL: 1, VALUE: 10.14
ROW: 7, COL: 1, VALUE: 15.71
ROW: 8, COL: 1, VALUE: -0.04000000000000001
ROW: 9, COL: 1, VALUE: 40.12000000000001
ROW: 10, COL: 1, VALUE: 16.89
ROW: 11, COL: 1, VALUE: 24.61
(LARGE SOLID BOX) EQUITY GROWTH - INSTITUTIONAL
CLASS
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   GROWT              33.28%          24.14%          -1.65%          42.68%          15.03%
   H
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             14.79%          26.91%          -4.49%          36.70%          8.08%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   GROWT              22.17%          2.86%           33.58%          18.30%          29.20%
   H
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             10.63%          -2.17%          30.79%          19.24%          25.30%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 33.28
ROW: 3, COL: 1, VALUE: 24.14
ROW: 4, COL: 1, VALUE: -1.65
ROW: 5, COL: 1, VALUE: 42.68
ROW: 6, COL: 1, VALUE: 15.03
ROW: 7, COL: 1, VALUE: 22.17
ROW: 8, COL: 1, VALUE: 2.86
ROW: 9, COL: 1, VALUE: 33.58
ROW: 10, COL: 1, VALUE: 18.3
ROW: 11, COL: 1, VALUE: 29.2
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -
INSTITUTIONAL CLASS
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   STRATEG            22.71%          32.98%          -6.59%          23.69%          13.47%
   IC
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             14.09%          26.60%          -8.24%          39.91%          8.78%
   CAPITAL
   APPRE
   CIATION
   FUNDSA

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   STRATEG            21.07%          -6.35%          38.78%          1.99%           26.11%
   IC
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             15.68%          -3.38%          30.34%          16.31%          20.36%
   CAPITAL
   APPRE
   CIATION
   FUNDSA

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX




PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -6.33
ROW: 2, COL: 1, VALUE: 22.25
ROW: 3, COL: 1, VALUE: 32.6
ROW: 4, COL: 1, VALUE: -7.17
ROW: 5, COL: 1, VALUE: 23.08
ROW: 6, COL: 1, VALUE: 12.87
ROW: 7, COL: 1, VALUE: 20.44
ROW: 8, COL: 1, VALUE: -7.17
ROW: 9, COL: 1, VALUE: 38.78
ROW: 10, COL: 1, VALUE: 1.99
ROW: 11, COL: 1, VALUE: 26.11
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
INSTITUTIONAL CLASS
LARGE CAP - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   LARGE CAP               24.34%
   -
   INSTITUTIONAL
   CLASS

   LIPPER                  25.30%
   GROWTH
   FUNDS
   AVERAGEC

   S&P 500                 33.36%

   CONSUMER                1.70%
   PRICE INDEX

GROWTH & INCOME - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   GROWTH &                28.23%
   INCOME -
   INSTITUTIONAL
   CLASS

   LIPPER                  27.14%
   GROWTH AND
   INCOME
   FUNDS
   AVERAGED

   S&P 500                 33.36%

   CONSUMER                1.70%
   PRICE INDEX


EQUITY INCOME - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990             1991            1992
YEAR TOTAL
RETURNS+

   EQUITY             23.23%          18.43%          -14.28%          29.81%          14.94%
   INCOME
   -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             16.74%          22.18%          -6.78%           26.86%          9.77%
   EQUITY
   INCOME
   FUNDS
   AVERAG
   EE

   S&P                16.61%          31.69%          -3.10%           30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%            3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   EQUITY             18.80%          7.50%           33.49%          15.26%          26.64%
   INCOME
   -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             13.66%          -2.54%          30.17%          18.85%          27.51%
   EQUITY
   INCOME
   FUNDS
   AVERAG
   EE

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -2.24
ROW: 2, COL: 1, VALUE: 23.23
ROW: 3, COL: 1, VALUE: 18.43
ROW: 4, COL: 1, VALUE: -14.28
ROW: 5, COL: 1, VALUE: 29.81
ROW: 6, COL: 1, VALUE: 14.94
ROW: 7, COL: 1, VALUE: 18.8
ROW: 8, COL: 1, VALUE: 7.5
ROW: 9, COL: 1, VALUE: 33.49
ROW: 10, COL: 1, VALUE: 15.26
ROW: 11, COL: 1, VALUE: 26.64
(LARGE SOLID BOX) EQUITY INCOME -
INSTITUTIONAL CLASS
BALANCED - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   BALANC             20.89%          24.60%          -2.94%          34.48%          9.20%
   ED -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             12.34%          19.57%          -0.57%          26.69%          7.07%
   BALANC
   ED
   FUNDS
   AVERAG
   EF

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   BALANC             19.66%          -5.09%          15.00%          8.68%           22.92%
   ED -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             10.91%          -2.50%          25.16%          13.76%          19.00%
   BALANC
   ED
   FUNDS
   AVERAG
   EF

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 20.89
ROW: 3, COL: 1, VALUE: 24.6
ROW: 4, COL: 1, VALUE: -2.94
ROW: 5, COL: 1, VALUE: 34.58
ROW: 6, COL: 1, VALUE: 9.199999999999999
ROW: 7, COL: 1, VALUE: 19.66
ROW: 8, COL: 1, VALUE: -5.09
ROW: 9, COL: 1, VALUE: 15.0
ROW: 10, COL: 1, VALUE: 8.68
ROW: 11, COL: 1, VALUE: 22.92
(LARGE SOLID BOX) BALANCED - INSTITUTIONAL CLASS
HIGH YIELD - INSTITUTIONAL CLASS
CALENDAR      1988     1989     1990      1991     1992
YEAR TOTAL
RETURNS+

HIGH          17.24%   3.64%    7.30%     34.94%   23.09%
YIELD -
INSTITUTI
ONAL
CLASS

LIPPER        12.89%   -0.58%   -10.13%   36.91%   17.51%
HIGH
CURRENT
YIELD
FUNDS
AVERAG
E   G

MERRILL       13.47%   4.23%    -4.35%    34.58%   18.16%
LYNCH
HIGH
YIELD
MASTER
INDEX

CONSU         4.42%    4.65%    6.11%     3.06%    2.90%
MER
PRICE
INDEX

CALENDAR      1993     1994     1995     1996     1997
YEAR TOTAL
RETURNS+

HIGH          20.45%   -1.49%   18.69%   13.24%      15.30%
YIELD -
INSTITUTI
ONAL
CLASS

LIPPER        18.95%   -3.85%   16.43%   13.67%      12.96%
HIGH
CURRENT
YIELD
FUNDS
AVERAG
E   G

MERRILL       17.18%   -1.17%   19.91%   11.06%      12.82%
LYNCH
HIGH
YIELD
MASTER
INDEX

CONSU         2.75%    2.67%    2.54%    3.32%       1.70%
MER
PRICE
INDEX


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 17.24
ROW: 3, COL: 1, VALUE: 3.64
ROW: 4, COL: 1, VALUE: 7.3
ROW: 5, COL: 1, VALUE: 34.94
ROW: 6, COL: 1, VALUE: 23.09
ROW: 7, COL: 1, VALUE: 20.45
ROW: 8, COL: 1, VALUE: -1.49
ROW: 9, COL: 1, VALUE: 18.69
ROW: 10, COL: 1, VALUE: 13.24
ROW: 11, COL: 1, VALUE: 15.3
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL CLASS
STRATEGIC INCOME - INSTITUTIONAL CLASS
CALENDAR      1995            1996     1997
YEAR TOTAL
RETURNS+

STRATEG       22.   38    %   13.04%      9.36%
IC
INCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        16.92%          11.74%      8.77%
MULTI-S
ECTOR
INCOME
FUNDS
AVERAG
E   H

MERRILL       19.91%          11.06%      12.82%
LYNCH
HIGH
YIELD
MASTER
INDEX

CONSU         2.54%           3.32%       1.70%
MER
PRICE
INDEX


   PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: 22.38
ROW: 10, COL: 1, VALUE: 13.04
ROW: 11, COL: 1, VALUE: 9.360000000000001
   (LARGE SOLID BOX) STRATEGIC INCOME -
   INSTITUTIONAL CLASS
MORTGAGE SECURITIES - INSTITUTIONAL CLASS

CALENDAR      1988           1989            1990            1991            1992
YEAR TOTAL
RETURNS+

MORTG         6.72%          13.64%          10.36%          13.61%          5.45%
AGE
SECURIT
IES -
INSTITUTI
ONAL
CLASS

LIPPER        7.47%          12.71%          9.52%           15.00%          6.38%
U.S.
MORTG
AGE
FUNDS
AVERAG
E   I

LEHMA            8.72    %      15.35    %      10.72    %      15.72    %      6.97    %
N
BROTHER
S
MORTG
AGE-BA
CKED
SECURITI
ES
INDEX

CONSU         4.42%          4.65%           6.11%           3.06%           2.90%
MER
PRICE
INDEX



CALENDAR      1993           1994            1995     1996           1997
YEAR TOTAL
RETURNS+

MORTG         6.71%          1.94%           17.02%   5.43%             9.01%
AGE
SECURIT
IES -
INSTITUTI
ONAL
CLASS

LIPPER        7.58%          -4.83%          16.29%   3   .87    %      8.58%
U.S.
MORTG
AGE
FUNDS
AVERAG
E   I

LEHMA            6.84    %      -1.61    %   16.80%      5.35    %      9.49%
N
BROTHER
S
MORTG
AGE-BA
CKED
SECURITI
ES
INDEX

CONSU         2.75%          2.67%           2.54%    3.32%             1.70%
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.930000000000001
ROW: 11, COL: 1, VALUE: 9.01
(LARGE SOLID BOX) MORTGAGE SECURITIES -
INSTITUTIONAL CLASS
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS

CALENDAR      1988           1989            1990           1991            1992
YEAR TOTAL
RETURNS+

GOVER         6.57%          11.75%          8.37%          13.45%          6.48%
NMENT
INVEST
MENT -

INSTITUTI
ONAL CL
ASS

LIPPER        6.67%          12.46%          8.22%          14.44%          6.41%
GENER
AL U.S.
GOVER
NMENT
FUNDS
AVERAG
E   J

LEHMA            7.03    %      14.22    %      8.72    %      15.32    %      7.23    %
N
BROTHER
S
GOVERN
MENT
BOND
INDEX

CONSU         4.42%          4.65%           6.11%          3.06%           2.90%
MER
PRICE
INDEX



CALENDAR      1993            1994            1995            1996           1997
YEAR TOTAL
RETURNS+

GOVER         9.36%           -3.85%          17.7   2    %   2.33%             8.99    %
NMENT
INVEST
MENT -

INSTITUTI
ONAL CL
ASS

LIPPER        9.42%           -4.64%          17.34%          1.72%             8.84    %
GENER
AL U.S.
GOVER
NMENT
FUNDS
AVERAG
E   J

LEHMA            10.66    %      -3.37    %      18.34    %      2.77    %      9.59    %
N
BROTHER
S
GOVERN
MENT
BOND
INDEX

CONSU         2.75%           2.67%           2.54%           3.32%             1.70    %
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.57
ROW: 3, COL: 1, VALUE: 11.75
ROW: 4, COL: 1, VALUE: 8.370000000000001
ROW: 5, COL: 1, VALUE: 13.45
ROW: 6, COL: 1, VALUE: 6.48
ROW: 7, COL: 1, VALUE: 9.360000000000001
ROW: 8, COL: 1, VALUE: -3.85
ROW: 9, COL: 1, VALUE: 17.72
ROW: 10, COL: 1, VALUE: 2.33
ROW: 11, COL: 1, VALUE: 8.99
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
INTERMEDIATE BOND - INSTITUTIONAL CLASS

CALENDAR         1988           1989           1990           1991            1992
YEAR TOTAL
RETURNS+

INTERM           7.84%          12.11%         7.91%          15.16%          7.32%
EDIATE
BOND -
INSTITUTI
ONAL
CLASS

LIPPER              6.16    %      9.94    %      8.11    %      14.01    %      6.24    %
   SHORT-    I
NTERME
DIATE
INVESTM
ENT
GRADE
DEBT
FUNDS
AVERAG
E   K

LEHMA            6.67%          12.77%         9.16%          14.62%          7.17%
N
BROTHER
S
INTERM
EDIATE
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU            4.42%          4.65%          6.11%          3.06%           2.90%
MER
PRICE
INDEX



CALENDAR         1993           1994            1995            1996           1997
YEAR TOTAL
RETURNS+

INTERM           12.08%         -2.06%          12.50%          3.70%             7.23    %
EDIATE
BOND -
INSTITUTI
ONAL
CLASS

LIPPER              7.51    %      -2.08    %      12.88    %      4.17    %      6.62    %
   SHORT-    I
NTERME
DIATE
INVESTM
ENT
GRADE
DEBT
FUNDS
AVERAG
E   K

LEHMA            8.79%          -1.93%          15.33%          4.05%             7.87    %
N
BROTHER
S
INTERM
EDIATE
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU            2.75%          2.67%           2.54%           3.32%             1.70    %
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.32
ROW: 2, COL: 1, VALUE: 7.84
ROW: 3, COL: 1, VALUE: 12.11
ROW: 4, COL: 1, VALUE: 7.91
ROW: 5, COL: 1, VALUE: 15.16
ROW: 6, COL: 1, VALUE: 7.319999999999999
ROW: 7, COL: 1, VALUE: 12.08
ROW: 8, COL: 1, VALUE: -2.06
ROW: 9, COL: 1, VALUE: 12.5
ROW: 10, COL: 1, VALUE: 3.7
ROW: 11, COL: 1, VALUE: 7.23
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
SHORT FIXED-INCOME - INSTITUTIONAL CLASS
CALENDAR      1988    1989     1990    1991     1992
YEAR TOTAL
RETURNS+

SHORT         6.19%   10.31%   5.87%   13.37%   7.61%
FIXED-I
NCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        6.86%   10.22%   7.87%   12.88%   5.97%
SHORT
INVESTM
ENT
GRADE
BOND
FUNDS
AVERAG
E   L

LEHMA         6.34%   10.97%   9.69%   11.83%   6.35%
N
BROTHER
S 1-3
YEAR
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU         4.42%   4.65%    6.11%   3.06%    2.90%
MER
PRICE
INDEX

CALENDAR      1993    1994     1995     1996    1997
YEAR TOTAL
RETURNS+

SHORT         9.49%   -3.37%   9.90%    4.69%      6.33    %
FIXED-I
NCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        6.45%   -0.44%   10.84%   4.64%      6.19    %
SHORT
INVESTM
ENT
GRADE
BOND
FUNDS
AVERAG
E   L

LEHMA         5.55%   0.55%    10.96%   5.14%      6.66    %
N
BROTHER
S 1-3
YEAR
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU         2.75%   2.67%    2.54%    3.32%      1.70    %
MER
PRICE
INDEX


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.19
ROW: 3, COL: 1, VALUE: 10.31
ROW: 4, COL: 1, VALUE: 5.87
ROW: 5, COL: 1, VALUE: 13.37
ROW: 6, COL: 1, VALUE: 7.609999999999999
ROW: 7, COL: 1, VALUE: 9.49
ROW: 8, COL: 1, VALUE: -3.37
ROW: 9, COL: 1, VALUE: 9.9
ROW: 10, COL: 1, VALUE: 4.69
ROW: 11, COL: 1, VALUE: 6.33
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
MUNICIPAL INCOME - INSTITUTIONAL CLASS

CALENDAR         1988            1989            1990           1991            1992
YEAR TOTAL
RETURNS+

MUNICI           11.80%          13.09%          10.29%         12.18%          11.11%
PAL
INCOME
-
INSTITUTI
ONAL CL
ASS

LIPPER              11.53    %      9.65    %       6.05    %      12.09    %      8.79    %
GENER
AL
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   M

   LEHMA            10.16%          10.79%          7.29%          12.14%          8.81%
   N
   BROTHER
   S
   MUNICI
   PAL
   BOND
   INDEX

CONSU            4.42%           4.65%           6.11%          3.06%           2.90%
MER
PRICE
INDEX



CALENDAR         1993            1994            1995            1996           1997
YEAR TOTAL
RETURNS+

MUNICI           13.79%          -8.05%          16.84%          3.09%             10.22    %
PAL
INCOME
-
INSTITUTI
ONAL CL
ASS

LIPPER              12.47    %   -   6.50    %      16.84    %      3.30    %      9.11    %
GENER
AL
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   M

   LEHMA            12.29%          -5.17%          17.45%          4.43%          9.19%
   N
   BROTHER
   S
   MUNICI
   PAL
   BOND
   INDEX

CONSU            2.75%           2.67%           2.54%           3.32%             1.70    %
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 11.8
ROW: 3, COL: 1, VALUE: 13.09
ROW: 4, COL: 1, VALUE: 10.29
ROW: 5, COL: 1, VALUE: 12.18
ROW: 6, COL: 1, VALUE: 11.11
ROW: 7, COL: 1, VALUE: 13.79
ROW: 8, COL: 1, VALUE: -8.050000000000001
ROW: 9, COL: 1, VALUE: 16.84
ROW: 10, COL: 1, VALUE: 3.09
ROW: 11, COL: 1, VALUE: 10.22
(LARGE SOLID BOX) MUNICIPAL    INCOME     -
INSTITUTIONAL CLASS
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS
CALENDAR      1988    1989    1990    1991     1992
YEAR TOTAL
RETURNS+

INTERM        7.38%   7.79%   6.37%   9.64%    7.28%
EDIATE
MUNICI
PAL
INCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        7.57%   8.26%   6.59%   10.52%   7.80%
INTERM
EDIATE
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   N

CONSU         4.42%   4.65%   6.11%   3.06%    2.90%
MER
PRICE
INDEX

CALENDAR      1993     1994     1995     1996    1997
YEAR TOTAL
RETURNS+

INTERM        9.94%    -5.43%   14.37%   4.15%      8.07    %
EDIATE
MUNICI
PAL
INCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        10.18%   -3.51%   12.89%   3.70%      7.16    %
INTERM
EDIATE
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   N

CONSU         2.75%    2.67%    2.54%    3.32%      1.70    %
MER
PRICE
INDEX


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.33
ROW: 2, COL: 1, VALUE: 7.38
ROW: 3, COL: 1, VALUE: 7.79
ROW: 4, COL: 1, VALUE: 6.37
ROW: 5, COL: 1, VALUE: 9.639999999999999
ROW: 6, COL: 1, VALUE: 7.28
ROW: 7, COL: 1, VALUE: 9.94
ROW: 8, COL: 1, VALUE: -5.430000000000001
ROW: 9, COL: 1, VALUE: 14.37
ROW: 10, COL: 1, VALUE: 4.15
ROW: 11, COL: 1, VALUE: 8.07
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS
CALENDAR           1995           1996           1997
YEAR TOTAL
RETURNS+

   SHORT-I            8.76%          3.67%          5.18%
   NTERME
   DIATE
   MUNICI
   PAL
   INCOME
   -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             7.43%          3.53%          5.20%
   SHORT-I
   NTERME
   DIATE
   MUNICI
   PAL
   DEBT
   FUNDS
   AVERAG
   EO

   CONSU              2.54%          3.32%          1.70%
   MER
   PRICE
   INDEX


   PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 8.76
ROW: 10, COL: 1, VALUE: 3.67
ROW: 11, COL: 1, VALUE: 5.18
   (LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL

   INCOME - INSTITUTIONAL CLASS
+INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, MUNICIPAL INCOME, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
   [A] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 231 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   B    ] THE LIPPER    MID CAP     FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    249 MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
   [    C   ] THE LIPPER     GROWTH    FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER     820    MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   D    ] THE LIPPER    GROWTH AND     INCOME FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    611     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   E    ] THE LIPPER    EQUITY INCOME     FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    182     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
   [F] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 350 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [G] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 181 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [H] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 81 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [I] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [J] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 179 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [K] THE LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 195 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [L] THE LIPPER SHORT INVESTMENT GRADE BOND AVERAGE FUNDS CURRENTLY REFLECTS THE PERFORMANCE OF OVER 101 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [M] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 235 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [N] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 140 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [O] THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 33 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.




































































   TECHNOQUANT IS A TRADEMARK OF FMR CORP.





 FIDELITY ADVISOR FUNDS:
 CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
STATEMENT OF ADDITIONAL INFORMATION
CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10....................................    Cover Page

11....................................    Cover Page

12....................................    Description of the Trusts

13 a-c..............................      Investment Policies and Limitations

     d.................................   Portfolio Transactions

14 a-c..............................      Trustees and Officers

15 a-c .............................      Trustees and Officers

16 a  i..............................     FMR

         ii............................   Trustees and Officers

         iii...........................   Management Contracts

     b.................................   Management Contracts

     c.................................   *

     d.................................   Contracts with FMR Affiliates

     e.................................   *

     f.................................   Distribution and Service Plans

     g.................................   *

     h.................................   Description of the Trusts

     i.................................   Contracts with FMR Affiliates

17 a-d.............................       Portfolio Transactions

     e.................................   *

18 a.................................     Description of the Trusts

     b.................................   *

19 a.................................     Additional Purchase, Redemption, and Exchange
                                          Information

     b.................................   Valuation; Additional Purchase, Redemption, and
                                          Exchange Information

     c.................................   *

20....................................    Distributions and Taxes

21 a, b.............................      Contracts with FMR Affiliates; Distribution and
                                          Service Plans

     c.................................   *

22 a    .............................     *

     b ................................   Performance

23....................................    Financial Statements


* Not Applicable



FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 28, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated February 28, 1998) for Class A, Class T, Class B, Class C, Institutional Class, and Initial Class shares. Initial Class shares are available only to current Initial Class shareholders. Please retain this document for future reference. The funds' Annual Reports are separate documents supplied with this SAI. To obtain a free
additional copy of a Prospectus or an Annual Report    for the Initial
Class of Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Mortgage Securities Fund, and Fidelity Advisor Municipal Bond
Fund,     please call Fidelity at 1-800-544-8888   . To obtain a free
additional copy of a Prospectus or an Annual Report for Class A, Class T, Class B, Class C, and Institutional Class, please call your investment professional.

TABLE OF CONTENTS                                                                      PAGE

Investment Policies and Limitations

   Special Considerations Regarding Africa

Special Considerations    Regarding     Canada

   Special Considerations Regarding Europe

Special Considerations    Regarding     Japan, the Pacific Basin, and Southeast Asia

   Special Considerations Regarding Latin America

Portfolio Transactions

Valuation

Performance

Additional Purchase,    Exchange and     Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Distribution and Service Plans

Contracts with FMR Affiliates

Description of the Trusts

Financial Statements

Appendix


ACOM-ptb-0298
For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
GROWTH FUNDS
Fidelity Advisor TechnoQuantSM Growth Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund (formerly Fidelity Advisor High Income Municipal Fund)
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited
(FIIA(U.K.)L)
Fidelity Investments Japan Limited (FIJ)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENTS
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) (Class A, Class T, Class B, Class C, and Institutional Class - Taxable Funds)
UMB Bank, n.a. (UMB) (Class A, Class T, Class B, Class C, Institutional Class, and Initial Class - Municipal Funds)
Fidelity Service Company, Inc. (FSC) (Initial Class - Taxable Funds) INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940
Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
   INVESTMENT LIMITATIONS OF     TECHNOQUANTSM GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     INTERNATIONAL CAPITAL APPRECIATION
FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     OVERSEAS FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     MID CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     EQUITY GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     GROWTH OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     STRATEGIC OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     LARGE CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     GROWTH & INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     EQUITY INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     BALANCED FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
   INVESTMENT LIMITATIONS OF     EMERGING MARKETS INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     HIGH YIELD FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities    of     any issuer (other than
securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     STRATEGIC INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     MORTGAGE SECURITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase any security if, as a result thereof, more than 25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     GOVERNMENT INVESTMENT FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940.
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     INTERMEDIATE BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     SHORT FIXED-INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     MUNICIPAL BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
For purposes of limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures contracts and options, see the section entitled "Limitations on Futures and Options Transactions" on page .
   INVESTMENT LIMITATIONS OF     SHORT-INTERMEDIATE MUNICIPAL INCOME
FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES UNLESS IT BELIEVES THAT DOING SO WILL HELP A FUND ACHIEVE ITS GOAL.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These
transactions may in   volve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of    mortgages,
loans, receivables or other assets. Payment of i    nterest and
   re    payment    of principal may be largely dependent     upon
the cash flows generated by the assets backing the securities and, in
certain cases, supported     by letters of credit   , surety
bonds,     or other credit enhancements.    A    sset-backed
securit   y values     may also    be affected by     the
creditworthiness of the servicing agent for the pool, the originator
of the loans    or receivables, or the entities     providing the
credit enhancement.    In addition, these securities may be subject to
prepayment risk.
   CLOSED-END INVESTMENT COMPANIES are investment companies that issue a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value. A fund may purchase shares of closed-end investment companies to facilitate investment in certain foreign countries.
   CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
   COUNTRIES NOT CONSIDERED TO HAVE EMERGING MARKETS. As of December 31, 1997, the following countries are not considered to have emerging markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
DELAYED-DELIVERY TRANSACTIONS.    Securities may be bought and
sold     on a delayed-delivery or when-issued basis. These
transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser
until the security is delivered.    The funds may receive fees or
price concessions for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, a
   purchaser     assumes the rights and risks of ownership, including
the risk   s     of price and yield fluctuations    and the risk that
the security will not be issued as anticipated. Because payment
for    the     securities    is not required     until the delivery
date, these risks are in addition to the risks associated with
a     fund's investments. If a fund remains substantially fully
invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover
   the     purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity
or        suffer a loss.
A fund may renegotiate    a     delayed-delivery transaction and may
sell    the     underlying securities before    delivery,     which
may result in capital gains or losses    for the fund.
DIRECT INVESTMENT IN MORTGAGES. (Mortgage Securities Fund only) Although the fund has no current intention to invest directly in
mortgages, it may invest up to 10% of    its     total assets directly
in mortgages securing residential real estate. These mortgages are normally available from lending institutions which group together a number of mortgages (usually 10 to 50) for resale and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. The vendor of such mortgages receives a fee from the fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the
repayment of principal or    payment of     interest on the mortgages.
Unlike pass-through securities, these constitute direct investment in mortgages inasmuch as the fund, rather than a financial intermediary,
becomes the mortgagee. At present,    FMR considers     such
investments to be illiquid. The fund will invest in mortgages only if FMR has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that purchase of the mortgages should not present a significant risk of loss to the fund. EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks
inherent in U.S. investments   .
Foreign investments involve risk   s relating to     local political,
economic,    regulatory,     or social instability, military action or
unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S.
investors. Such actions may include        expropriation or
nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events
or counter their effects.    In addition, the value of securities
denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter
   (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and
securities of some foreign issuers        may be less liquid and more
volatile than securities of comparable U.S. issuers. Foreign security
trading   , settlement and custodial     practices    (    including
those involving securities settlement where fund assets may be
released prior to receipt of payment   ) are often less developed than
those in U.S. markets, and     may result in increased risk    or
substantial delays     in the event of a failed trade or the
insolvency of   , or breach of duty by,     a foreign
broker-dealer   , securities depository or foreign subcustodian.
In addition, the costs    associated with     foreign
invest   ments    , including withholding taxes, brokerage commissions
and custodial costs, are generally higher than    with     U.S.
invest   ments    .
   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FANNIE MAES AND FREDDIE MACS are pass-through securities issued by
Fannie Mae and    Freddie Mac    , respectively. Fannie Mae and
   Freddie Mac    , which guarantee payment of interest and
repayment of     principal on Fannie Maes and Freddie Macs,
respectively,     are federally chartered corporations supervised by
the U.S. Government    that     act as governmental instrumentalities
under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the
   U.S.     Government   .
FEDERALLY TAXABLE    SECURITIES    . Under normal conditions,    a
municipal fund do   es     not intend to invest in securities whose
interest is federally taxable. However, from time to time on a temporary basis, a municipal fund may invest a portion of its assets
in fixed-income    securities     whose interest is subject to federal
income tax.
Should a municipal fund invest in federally taxable    securities    ,
it would purchase securities that, in FMR's judgment, are of high
quality. These would include s   ecurities     issued or guaranteed by
the U.S. Government or its agencies or instrumentalities   ,
obligations of domestic banks   ,     and repurchase agreements.    A
municipal bond     fund   '    s standards for high-quality, taxable
   securities     are essentially the same as those described by
Moody's Investor   s     Service (Moody's) in rating corporate
obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.
Proposals to restrict or eliminate the federal income tax exemption
for interest on municipal    securities     are introduced before
Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of
   a     municipal fund   '    s distributions. If such proposals were
enacted, the availability of municipal    securities     and the value
of    a     municipal fund   '    s holdings would be affected and the
Trustees would reevaluate the fund   '    s investment objectives and
policies.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times.
The value of    a     security purchased by    a     fund may be more
or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment
in the company. The activities    in which     a fund may engage,
either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing
third   -    party takeover efforts. This area of corporate activity
is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS    involve purchasing     and writ   ing
options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of
the overall position. For example,    purchasing     a put option and
writ   ing     a call option on the same underlying instrument
would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund     typically invests, which involves a risk that
the options or futures position will not track the performance of
the     fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling     a futures contract,    the
seller     agrees to sell    a specified     underlying instrument at
a specified future date. The price at which the purchase and sale will
take place is fixed when    the buyer and seller enter     into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard &
Poor's 500 Index (S&P 500(registered trademark))    or the Bond Buyer
Municipal Bond Index    . Futures can be held until their delivery
dates, or can be closed out before then if a liquid secondary market is available.
   The funds may invest in futures based on such indexes as the CAC 40 (France), DAX 30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE 100 (United Kingdom), All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
   Although futures exchanges generally operate similarity in the U.S. and abroad, foreign futures exchanges may follow different trading, settlement and margin procedures than U.S. exchanges do. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risks of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate
trading in the futures markets   . The Funds     intend to comply with
Rule 4.5 under the Commodity Exchange Act, which limits the extent to
which the fund   s     can commit assets to initial margin deposits
and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
   Each bond fund further limits its options and futures investments to options and futures contracts relating to U.S. Government securities.
The above limitations on    the     funds   '     investments in
futures contracts and options, and    the     funds   '     policies
regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to
different foreign currencies.    Currency options     may also
be     purchase   d or written     in conjunction with each other or
with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract
size, and strike price, the terms of over-the-counter    (OTC)
    options (options not traded on exchanges) generally are established through negotiation with the other party to the option
contract. While this type of arrangement allows    the purchaser or
writer     greater flexibility to tailor an option to its needs, OTC
options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right, the    purchaser     pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts.    The purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
   purchaser     will lose the entire premium. If the    option is
exercised, the purchaser     completes the sale of the underlying
instrument at the strike price. A    purchaser     may also terminate
a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of     a put    or call
option     takes the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium, the
   writer     assumes the obligation to pay the strike price for the
option's underlying instrument if the other party to the option
chooses to exercise it.    The writer     may seek to terminate
   a     position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary
market is not liquid for a put option, however, the    writer     must
continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set
aside assets to cover its position.    When writing an option on a
futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates    the writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR     to be illiquid include
repurchase agreements not entitling the holder to    re    payment of
principal and    payment of     interest within seven days   ,
over-the-counter options, and     non-government-stripped fixed-rate
mortgage-backed securities   .     Also, FMR may determine some
restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by
the Board of T   rustees.
INDEXED SECURITIES    are instruments     whose prices are indexed to
the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
   Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
   Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
   Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the
performance of the security, currency   ,     or other instrument to
which they are indexed, and may also be influenced by interest rate
changes in the United States and abroad.    Indexed securities may be
more volatile than the underlying instruments. I    ndexed securities
are    also     subject to the credit risks associated with the issuer
of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC, a fund    may     lend money to, and borrow
money from, other funds advised by FMR or its affiliates. Municipal Income, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank
loans   , and will lend through the program only when the returns are higher than those available from an investment in repurchase
agreements    . Interfund loans and borrowings normally extend
overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVERSE FLOATERS have variable interest rates that typically move in
the opposite direction from    movements in     prevailing short-term
interest rate levels - rising when prevailing short-term interest
rates fall, and vice versa.    The     prices of inverse floaters
can be     considerably more volatile than    the price of     bonds
with comparable maturities.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are
subject to    a     fund's policies regarding the quality of debt
securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of
interest    and repayment of principal    . Direct debt instruments
may not be rated by any nationally recognized    statistical
rating service. If scheduled interest or principal payments    are not
made    , the    value of the instrument may     be adversely
affected. Loans that are fully secured    provide     more protections
than an unsecured loan in the event of    failure to make
scheduled interest or principal    payments    . However, there is no
assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional
risks. For example, if a loan is foreclosed, the    purchaser
could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal
theories of lender liability,    a purchaser     could be held liable
as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less
legal protection to    the purchaser     in the event of fraud or
misrepresentation. In the absence of definitive regulatory guidance,
   FMR uses its     research    to     attempt to avoid situations
where fraud or misrepresentation could adversely affect    a     fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms
of the loan or other indebtedness,    the purchaser     has direct
recourse against the borrower,    the purchaser may     have to rely
on the agent to apply appropriate credit remedies against a borrower.
If assets held by the agent for the benefit of a    purchaser     were
determined to be subject to the claims of the agent's general
creditors, the    purchaser     might incur certain costs and delays
in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit
facilities, or other standby financing commitments    that obligate
purchasers     to    make     additional cash    payments     on
demand. These commitments may have the effect of requiring    a
purchaser     to increase its investment in a borrower at a time when
it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC
interpretations require    a     fund, in appropriate circumstances,
to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES.    L    ower-quality debt securities
have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing
investor perceptions may affect the    liquidity     of
    lower-quality debt securities and    the ability of outside
pricing services     to    value lower-quality debt securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of
managing securities of this type   .     FMR will attempt to identify
those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MORTGAGE-BACKED SECURITIES    are     issued by government and
non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities,
such as collateralized mortgage obligations    (    or
   "    CMOs   "),     make payments of both principal and interest at
a    range     of    specified     intervals; others make semiannual
interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based
on different types of mortgages   ,     including those on commercial
real estate or residential properties.    Stripped mortgage-backed
securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.
The value of mortgage-backed securities may change due to shifts in
the market's perception of issuers    and changes in interest
rates    . In addition, regulatory or tax changes may adversely affect
the    mortgage-backed     securities market as a whole.
Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment occurs when unscheduled or early payments are made on the underlying mortgages, usually in response to a reduction in interest rates. Mortgage-backed security values may also be adversely affected when prepayments on underlying mortgages do not occur. The prices of stripped mortgage-backed securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-backed securities.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally,
a fund will not hold    these     obligations directly as a lessor of
the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation
interest gives    the purchaser     a specified, undivided interest in
the obligation in proportion to its purchased interest in the total
amount of the    issue    .
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
   REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
REFUNDING CONTRACTS.    Securities may be     purchase   d     on a
when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to
sell and a    purchaser     to buy refunded municipal obligations at a
stated price and yield on a settlement date that may be several months
or several years in the future. A    purchaser     generally will not
be obligated to pay the full purchase price if    the issuer     fails
to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer
(currently 15-20% of the purchase price). A    purchaser     may
secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection against     the risk that the original seller will
not fulfill its obligation, the securities are held in a
separate     account at a bank, marked-to-market daily, and maintained
at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in
connection with bankruptcy proceedings),    the funds will     engage
in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security     at a   n agreed-upon     price and time. While a reverse
repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its
obligation under the agreement.    The     fund   s     will enter
into reverse repurchase agreements with parties whose creditworthiness
has been    reviewed and     found satisfactory by FMR. Such
transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange (NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk. FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities.     Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
   SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Such short sales are known as short sales "against the box." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the
stock's decline on the value of the convertible security.    Each
fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.
SOVEREIGN DEBT OBLIGATIONS    are     issued or guaranteed by foreign
governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal
and    pay     interest when due, and may require renegotiation or
rescheduling of debt payments. In addition, prospects for repayment of
principal and    payment of     interest may depend on political as
well as economic factors.    Although some sovereign debt, such as
Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments
are not    generally     marketable   ;     and the possibility that
the maturities of the underlying securities may be different from those of the commitments.
   STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
   Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
SWAP AGREEMENTS can be individually negotiated and structured to
include exposure to a variety of    different types of     investments
or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the
swap agreement would tend to decrease    the     fund's exposure to
U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a
swap agreement calls for payments by    the     fund, the fund must be
prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
A fund    may     be able to eliminate its exposure under    a
swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
TENDER OPTION BONDS are created by coupling an intermediate   -     or
long-term,    fixed-rate, municipal     bond (generally held pursuant
to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option
bonds   ,     FMR will consider the creditworthiness of the issuer of
the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
   VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender
options or demand features that permit    the holder     to tender (or
put) the bonds to an institution at periodic intervals and to receive
the principal amount thereof.    V    ariable rate instruments
structured in this    fashion are considered     to be essentially
equivalent to other    variable rate securities    . The IRS has not
ruled whether the interest on    these instruments is tax-exempt.
F    ixed-rate bonds that are subject to third party puts and
participation interests in such bonds held by a bank in trust or
otherwise    may have similar features    .
WARRANTS. Warrants are    instruments which entitle the holder     to
   buy an     equity securit   y     at a specific price for a
   specific     period of time.    Changes in the value of a warrant
do not necessarily correspond to changes in the value of its
underlying security. The price of a     warrant may be more volatile
than the    price of its     underlying securit   y,     and    a
warrant     may offer greater potential for capital appreciation as
well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with
respect to the underlying securit   y     and do not represent any
rights in the assets of the issuing company.    A     warrant ceases
to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
ZERO COUPON BOND   S     do not make interest payments; instead, they
are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current
income, their prices can be    more     volatile    than other types
of fixed-income securities     when interest rates change. In
calculating a fund   's dividend,     a portion of the difference
between a zero coupon bond's purchase price and its face value    is
considered income    .
   SPECIAL CONSIDERATIONS REGARDING AFRICA
Africa is a highly diverse and politically unstable continent of over 50 countries and 720 million people. Much of this region has been beset by civil wars, coups and even genocidal warfare in recent years. Nevertheless, it is home to an abundance of natural resources, including natural gas, aluminum, crude oil, copper, iron, bauxite, cotton, diamonds and timber. Wealthier countries generally have strong connections to European partners, and evidence of these relationships is seen in the growing market capitalization and foreign investment. Economic performance is closely tied to world commodity markets, particularly oil, and also to agricultural conditions, such as drought.
Five African countries are among the    20 fastest growing in the
world (Uganda, Ivory Coast, Botswana, Angola and Zimbabwe)     with
   1996     GDP growth rates ranging from 5.   0    % to 6.   2    %.
Several African countries in the north have substantial oil reserves and accordingly their economies react strongly to world oil prices. They share a regional and sometimes religious identification with the
oi   l-    producing nations of the Middle East and can be strongly
affected by political and economic developments in those countries. As in the south, weather conditions also have a strong impact on many of their natural resources, and, as was the case in 1995, severe drought can adversely effect economic growth.
Ten African countries have active equity markets (Botswana, Egypt, Ghana, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zambia, and Zimbabwe). The oldest market, in Egypt, was established in 1883, while the youngest, in Zambia, was established in 1994. Four additional markets have been established since 1989, and the mean age for all equity markets is 40 years old. A total of 1,697 firms are listed on the respective exchanges. Total market capitalization for these countries in 1996 was 280 billion, an average increase of 63% over 1995 levels.
SPECIAL CONSIDERATIONS    REGARDING     CANADA
Canada is one of the richest nations in the world in terms of natural resources. Within this sector particularly strong commodities are forest products, mining and metals products, and agricultural products such as grains. Additionally, energy related products such as oil, gas and hydroelectricity are important components of their economy. Accordingly, the Canadian stock market is strongly represented by such basic materials stocks, and movements in the supply and demand of industrial materials, agriculture, and energy, both domestically and internationally, can have a strong effect on market performance. Canada is a confederation of 10 provinces with a parliamentary system of government. The area, the world's second largest nation by landmass, is inhabited by 30.2 million people, most of whom are
dece   ndants     of France, the United Kingdom and indigenous
peoples. The country has a work force of over 15 million, spread out over a variety of industries from trade, manufacturing and mining to finance, construction and government. While the country has many
institutions which closely parallel the U   .    S   .    , such as a
transparent stock market and similar accounting practices, it differs
from the U   .    S   .     in that it has an extensive social welfare
system, much more akin to European welfare states.
The confederated structures combined with recent financial pressure on the federal government have pushed some provinces, Quebec in particular, to call for a reevaluation of the legal and financial relationships between the federal government in Ottawa and the provinces. This issue came to a head in 1995 with a referendum on Quebec sovereignty, which was ultimately won by Ottawa (50.56%-49.44%). The very narrow defeat of the referendum and the return of Bloc Quebecois to parliament with a lower but still substantial number of seats indicate that the issue is far from resolved. Accordingly, a large amount of the government's energy is spent considering new constitutional arrangements. In the meantime, markets react to the periodic escalations of separatist calls with caution.
The current government of the Liberal party was reelected in June 1997 with a clear majority of 155 of the 301 parliamentary seats. This is a drop in majority status during their previous government, during which they held 60% of the seats. Opposition is currently divided amongst 4
parties, none of which occupies more than 60 seats.    T    he
Conservatives ha   ve     had to fight back onto the political stage
after being marginalized in the 1993 elections. Reclaiming enough seats in 1997 to be restored to official status, the Conservatives currently hold 20 seats.
Economically, GDP growth in Canada was 1.5% in 1996, down from 2.3% in 1995. Driving growth was optimism in the government's stability and fiscal health following the Quebec referendum and the achievement of a current account surplus (which was subsequently lost, then regained in early 1997). Particularly strong market performers were financial services, real estate, utilities and merchandising. Consumer demand was strong in 1996, financed by borrowing.
The Bank of Canada is fairly independent from the government and has the latitude to manipulate interest rates to keep inflation within its self imposed target of less than 3%. The Canadian dollar has benefited from internal fiscal successes, specifically the balancing of the current account. Despite the strong link to the US dollar, the Bank of Canada won't automatically raise rates in response to
U   .    S   .     hikes.
The U   .    S   .     is Canada's biggest trading partner,
representing over 75% of total trade. Strong export industries are energy, mining and forest products. Canada is the largest energy
supplier to the U   .    S   .     Main imports are industrial
machinery and chemicals. The U   .    S   .     is also Canada's
largest foreign investor, responsible for 71% of all FDI in Canada (worth approximately $87 billion). Main targets for investment are metals and mining industries, energy, and finance.
Recently the Finance Ministry has kept demands for spending on social programs at bay in the name of eradicating the budget deficit. Once they feel this is firmly behind them, social spending could possibly resume.
Privatization programs, meeting gathering opposition from trade unions, interest groups and the general public, are slowly shrinking, with many large-scale services remaining public.
There are four primary securities exchanges in Canada: Toronto, Montreal, Vancouver, and Alberta. The Toronto and Montreal exchanges list the older, larger, more established firms. Combined, these two exchanges accounted for 95.2% of the total trading value in 1996. The Vancouver and Alberta exchanges list smaller, younger start up firms which tend to represent the natural resource sector. In 1996 these two exchanges accounted for 4.8% of the total value of equity trading.
   SPECIAL CONSIDERATIONS REGARDING EUROPE
Europe can be divided into    two     categories of market
development: the developed economies of Western Europe1<F4>1, and the transition economies of Eastern Europe2<F3>. As a whole, Europe witnessed a slowdown in growth in 1996, down to 1.7% from its 1995 level of 2.5%. Inflation decreased to 4.6%, down from 5.1% in 1995. The weak growth performance in Germany had an effect on the region as a whole, largely due to the role Germany plays as a primary trading partner to most European countries.
In the    W    est, GDP growth averaged 2.5%, unemployment 9.2% and
inflation 6.8%3<F2>. Twelve of the countries enjoy both positive trade balances and positive current accounts balances, while seven do not.
Likewise, in the    E    ast growth averaged 3.1%, while inflation
averaged 26%4<F1>. All countries save Bulgaria saw trade and current accounts deficits.
Stock market performance in the    W    estern countries was strong.
Over 9100 firms, both foreign and domestic, are listed on the exchanges throughout the region. Total market capitalization in the west was over $9 trillion in 1996. Market capitalization totals grew over their 1995 levels on an average of 31%, with notable performances by Turkey and Greece, both growing by almost 50%. Trading value turnover increased in all countries save Austria and Ireland, and the average increase across the region was 29%.
The European Union (EU) consists of 15 countries of    W    estern
Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and
the UK. The    six     founding countries first formed an economic
community in the 1950's to bring down trade barriers such as taxes and quotas, to eliminate technical restrictions such as special standards and regulations for foreigners, and coordinate various industrial policies, such as agriculture. The group has admitted new members in the 1970's and most recently in 1995 when Austria, Finland and Sweden joined. By that time the community had changed its legal status to the
   EU     and reaffirmed their goal of creating a single, unified
market that would, at 372.6 million people, be the largest in the developed world. The notion is to create a union through which goods, people, and capital could move freely. A second component of the EU is the creation of a single currency to replace each of the member countries' domestic currencies. In preparation for the creation of this currency, to be called the Euro, the Exchange Rate Mechanism
(ERM) was established to keep the various national currencies with a pre-specified value relative to each other. In 1999 there is planned the establishment of the Economic and Monetary Union (EMU), as set forth by the Maastricht Treaty. At this point the Euro will be introduced and those countries which both qualify and desire to join will join. Beyond 1999 there will be opportunities for new countries to join the EMU.
The year 1997 is significant for members of the EU as it is the initial reference year for evaluating debt levels and deficits within the criteria set forth by the Maastricht treaty. Specifically, the Maastricht criteria includes, amongst other indicators, an inflation rate below 3.3%, a public debt below 60% of GDP, and a deficit of 3% or less of GDP. Failure to meet the Maastricht levels could delay the realization of EMU by 1999. Many political battles are currently being waged over the issue of how much debt and deficit reducing policies should be undertaken. Pressure to increase fiscal spending is strong, particularly given the slow growth and high unemployment. Indeed, unemployment rates, which range from 3.2% in Luxembourg to 22% in Spain and which average 9.9%, are currently seen as the biggest threats to EMU.
In 1996, the EU averaged a 6.85% inflation rate, a 75.98% government debt, and a 3.62% budget deficit. Only three countries meet the necessary debt levels, four countries meet the required deficit levels, and only 1 meets both (Luxembourg). Broadly speaking, the success of left of center parties in recent elections in various countries is a signal that citizens and at least some politicians are now more hesitant to move rapidly toward EMU.
Many foreign and domestic firms are establishing themselves or increasing their activity in Europe in anticipation of the unified single market. Clear, confident signals of what a diverse, multi-industrial, unified market under a single currency could look like have been the impetus for increases in market activity, corporate development and mergers and acquisitions. A successful EMU could prove be an engine for sustained growth.
Nevertheless, much discussion of liberalizing the Maastricht criteria is coming about as 1999 approaches and the prospects of achieving a successful implementation of the EMU is seen by many as slim. Should this happen, the political ramifications and the strength of the EMU would become unpredictable, as many politicians have staked their credibility on meeting the EMU deadline.
In the meantime, the expansion of the EU to include other countries in
   W    estern and Eastern Europe serves as a strong political impetus for many governments to employ tight fiscal and monetary policies.
Particularly for the    E    astern European countries, aspirations to
join the EU are likely to push governments to act decisively. At the same time, there could become an increasingly obvious gap between rich and poor both within the aspiring countries and also between those countries who are close to meeting membership criteria and those who are not. Realigning traditional alliances could result in altering trading relationships and potentially provoking divisive socio-economic splits.
The economies of the    E    ast are embarking on the transition from
communism at different paces with appropriately different
characteristics. War   -    torn Croatia's economy crossed firmly into
positive growth levels for the first time since it split from Yugoslavia while the rapidly developing Polish and Czech economies continued their strong advance, responded to rising levels of investment, domestic consumption, exchange rate stability, and export growth. To be sure, one country's recipe for success is unique from all other countries. Inflation and unemployment levels differ widely, and the search for a `transition strategy' remains confined to the dictates of local conditions.
In some countries, such as Albania and Romania, political events and policy failures severely hindered economic recovery. In others, such as Serbia, extreme political events prevent the gathering of accurate macroeconomic data. Politically, what separates these countries from the rest is not that they have relied on the leadership of former communists, but that these politicians have continued to reject the libertarian economic principles that their counterparts in other
   E    astern countries have been implementing. Part of this
rejection includes the failure to establish an effective and legitimate legal infrastructure. This position isolates these countries from both the west and their multinational organizations.
For the more developed    E    astern economies, partnership with
   W    estern institutions such as the EU and NATO serve as
incentives to balance the demands of the citizens with fiscal austerity. As relationships develop and confidence rises, investment
in these economies increases. In the    E    ast established stock
markets now exist in Bulgaria, Croatia, Czech Republic, Hungary, Poland, Slovenia and Slovakia. Over 330 firms are listed on the various exchanges, and in 1996 total market capitalization was $38.3 billion. This represents an average increase of 193% over 1995. Trading value turnover in 1996 went up 287% on average.
Strong sectors for these economies are mostly industrial such as automotives and machinery. Also strong are manufacturing sectors, chemicals and pharmaceuticals. Service industries are not extensively developed, but financial services are increasing. Natural resources, particularly oil and minerals, are weak.
As this region continues to develop, it is possible that the massive drops in output that followed the collapse of the Soviet Union are well behind and that for many economies a significant corner has been turned toward positive growth. Economies, which work to tie their future to an integrated, global economy, are likely to continue to receive the aid and investment from the west that has helped bring them along so far. Still, the key component of a successful transition for all of these countries is political commitment to support the civil institutions that will ultimately replace the monolithic welfare state. With 113 million people, diverse industry and an well-educated work force, Eastern Europe is a promising market.
REAL GDP ANNUAL RATE OF GROWTH
(ANNUAL % CHANGE)
1996
Denmark           1.8%

France            0.9%

Germany           1.3%

Italy             0.8%

Netherlands       2.2%

Spain             2.1%

Switzerland       0.0%

United Kingdom    2.2%

Source: The Economist. The LGT Guide to World Equity Markets 1997.
<F1>4 This average inflation rate includes the exceptionally high rate in Bulgaria (125.0%). Without this outlier, inflation across the region averaged 17.0%.
<F2>3 This average inflation rate includes the exceptionally high rate in Turkey (86.0%). Without this outlier, inflation across the region averaged 2.4%.
<F3>2 Albania, Bulgaria, Croatia, Czech Republic, Estonia, Hungary,
Latvia, Lithuania, Poland, Romania, Slovakia and Slovenia.
<F4>1 Austria, Belgium, Denmark, Finland, France, Germany, Greece,
Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom.
For national stock market index performance, please see the section on Performance beginning on page .
   SPECIAL CONSIDERATIONS REGARDING JAPAN, THE PACIFIC BASIN, AND
SOUTHEAST ASIA
Asia has undergone an impressive economic transformation in the past decade. Many developing economies, utilizing massive foreign investments, established themselves as inexpensive producers of manufactured and re-manufactured consumer goods for export. As household incomes rose, birth was given to rising middle classes, stimulating domestic consumption. More recently, large projects in infrastructure and energy resource development have been undertaken, again utilizing cheap labor, foreign investment, and a business friendly regulatory environment. During the course of development, governments, which are democratic, at least in a formal sense, fought to maintain the stability and control necessary to attract investment and provide labor. Subsequently, Asian countries today are coming
under increasing, if inconsistent, pressure from    W    estern
governments regarding human rights practices.
GDP growth in Asia increased in 1996 to 4.9% over its 1995 level of 3.2%. It is the fastest growing region of the world, with China leading the way at 9.1%. Of the 20 fastest growing economies in the world, half of them are in Asia. Inflation in 1996 was reduced to 2.6%, down from 3.0% the previous year. Nevertheless it is a significant concern given the areas high levels of domestic consumption and capital inflows.
Manufacturing exports declined significantly in 1996, due to drops in
demand, increased competition, and also strong    U.S    . dollar
performance. This is particularly true of electronics, a critical industry for several Asian economies. Declines in exports reveal how much of the recent growth in these countries is dependent on their trading partners. Many Asian exports are priced in dollars, while the majority of its imports are paid for in local currencies. A stable exchange rate between the dollar and other Asian currencies is important to Asian trade balances.
Despite the impressive economic growth experienced by Asia's emerging economies, currency and economic concerns have recently roiled these markets. Over the summer of 1997, a plunge in Thailand's currency set off a wave of currency depreciations throughout South and Southeast Asia. The Thai crisis was brought on by the country's failure to take steps to curb its current-account deficit, reduce short-term foreign borrowing and strengthen its troubled banking industry, which was burdened by speculative property loans. Most of the area's stock markets tumbled in reaction to these events. Investors were heavy sellers as they became increasingly concerned that other countries in the region, faced with similar problems, would have to allow their currencies to weaken further or take steps that would chock off economic growth and erode company profits. For U.S. investors, the impact of the market declines were further exacerbated by the effect of the decline in the value of their local currencies versus the U.S. dollar.
The same kinds of concerns that affected Thailand and other Southeast Asian countries subsequently spread to North Asia. To widely varying degrees, Taiwan, South Korea, and Hong Kong all faced related currency and/or equity market declines. Of these, the South Korean situation was the most severe. Revelations of this country's poor lending practices and high levels of corporate indebtedness led to steep, extended declines in the value of the won, high interest rates, and tumbling equity markets. Due to continued weakness in the Japanese economy combined with the reliance of Asian economies on intra-Asian trade and capital flows, many experts believed that the entire region's economic growth would slow in the near term.
JAPAN. A country of 126 million with a labor force of 64 million people, Japan is renowned as the preeminent economic miracle of the post war era. Fueled by public investment, protectionist trade policies, and innovative management styles, the Japanese economy has transformed itself since the war into the world's second largest economy. An island nation with limited natural resources, Japan has developed a strong heavy industrial sector and is highly dependent on international trade. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices. With only 19% of its land suitable for cultivation, the agricultural industry is small and largely protected. While the U.S. is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing
nations, almost all of which are in    S    outheast Asia. Investment
patterns generally mirror these trade relationships. Japan has over $100 billion of direct investment in the United States.
The Tokyo Stock Exchange (TSE) is the largest of eight exchanges in Japan. The exchanges divide the market for domestic stocks into two sections, with larger companies assigned to the first section and newly listed or smaller companies assigned to the second. In 1996, 1,833 firms were listed on the TSE, 96% of which were domestic. Some believe that the TSE has a tendency to be strongly influenced by the performance of a small circle of large cap firms that dominate the market. The two key indexes are the Tokyo Stock Price Index (TOPIX) and the Nikkei. In 1996, TSE performance was lackluster, with the TOPIX down about 7%.
CHINA AND HONG KONG. China is one of the world's last remaining communist systems, and the only one that appears poised to endure due to its measured embrace of capitalist institutions. It is the world's most populous nation, with 1.3 billion people creating a work force of 630 million. Today's Chinese economy, roughly separated between the largely agricultural interior provinces and the more industrialized coastal and southern provinces, has its roots in the reforms of the recently deceased communist leader Deng Xiaoping. Originally an orthodox communist system, China undertook economic reforms in 1978 by providing broad autonomy to certain industries and establishing special economic zones (SEZ's) to attract foreign investment (FDI). Attracted to low labor costs and favorable government policies, investment flowed from many sources, with Hong Kong, Taiwan, and the United States leading the way. Most of the investment, totaling $37
billion by the end of 1995, has    been     located in the southern
provinces, establishing manufacturing facilities to process goods for re-export.
The result has been a steadily high level of real GDP growth, averaging 11.35% per year so far this decade. With this growth has come a doubling of total consumption, a tripling of real incomes for many workers, and a reduction in the number of people living in absolute poverty from 270 to 100 million. Today there is a market of more that 80 million who are now able to afford middle class
   W    estern goods.
China has two stock exchanges that are set up to accommodate foreign investment, in Shenzhen and in Shanghai. In both cases, foreign trading is limited to a special class of shares (Class B) which was created for that purpose. Only foreign investors may own Class B shares, but the government must approve sales of Class B shares among foreign investors. As of December 1996, there were 42 companies with Class B shares on the two exchanges, for a total Class B market capitalization of U.S. $4.7 billion.
AUSTRALIA. Australia is a 3 million sq. mile continent (about the size of the 48 continental United States) with a predominantly European ethnic population of 18.2 million people. A member of the British Commonwealth, its government is a democratic, federal-state system.
The country has a    W    estern style capitalist economy with a work
force of 9.2 million that is concentrated in services, mining, and agriculture. Australia's natural resources are bauxite, coal, iron ore, copper, tin, silver, uranium, nickel, tungsten, mineral sands, lead, zinc, diamonds, natural gas, and oil. Primary trading partners
are the    United States    , Japan, South Korea, New Zealand,
   United Kingdo    m   ,     and Germany. Imports revolve around
machinery and high technology equipment, while exports are heavy in the agricultural and mineral products, making them sensitive to world commodity prices.
Historically, Australia's strong points were its agricultural and mining sectors. While this is still true to a large extent, the government managed to boost its manufacturing sector by undertaking protective measures in the 1970's and early 1980's. These have subsequently been liberalized in an effort to kindle growth in the industrial sector. Today's economy is more diverse, as manufactures' share of total exports is increasing. Part of the government's effort to make manufacturing more competitive was a floating of the Australian dollar in 1984, precipitating an initial depreciation, and a campaign to reduce taxes. Such reforms have attracted foreign investment, particularly in the transport and manufacturing sectors. Restrictions do exist on investment in certain areas as media, mining
and some real estate. In 1995, cumulative    U.S.     investment in
Australia totaled more than $65 billion and accounted for 21% of total foreign investment.
GDP growth reached 3.6% in 1996; a steady increase over the days of the early 1990's which saw a recession. The recession was followed in
1992 by a jump in growth (from 0.4   %    -2.8%), but this initial
boost seems to have leveled off. The election of a new Liberal/National coalition government after 13 years of Labor rule has brought with it new efforts to cut public spending and eliminate the projected $6 billion budget deficit. This step, coupled with a steady unemployment rate (8%), could slow down the recent ascent in growth. Australia is fully integrated into the world economy, participating in GATT and also more regional trade associations such as the Asia and the Pacific Economic Cooperation (APEC) forum. Future growth could result from their movement towards regional economic liberalization, but a countervailing force is the reality that some export markets in Europe could be lost to continued European economic integration. INDONESIA. Indonesia is a country that encompasses over 17,000 islands on which live 195 million people. It is a mixed economy that balances free enterprise with significant government intervention. Deregulation policies, diversification of strong domestic sectors, and investment in infrastructure projects have all contributed to high levels of growth since the late 1980's. Indonesia's economy grew at 7.1% in
1996, the exact average    of     its performance for the current
decade. Growth in the 1990's has been fairly steady, hovering between
6.5   %    -7.5% for the most part, peaking at 8.1% in 1995. Moderate growth in investment, including public investment, and also in import
growth, helped to slow        down GDP growth. Growth has been
accompanied by moderately high levels of inflation, ranging from the recent high of 9.7% in 1993 to a low of 7.1%, as witnessed last year. Indonesia is currently undergoing a diversification of the core of its economy. No longer strictly revolving around oil and textiles, it
is     now gaining strength in high technology manufactures, such as electronics. Indonesia consistently runs a positive trade balance. Strong export performers are oil, gas, and textiles and apparel. Oil, once responsible for 80% of export revenues, now accounts for only 25%, an indication of how far other (mostly manufacturing and apparel) sectors have developed. Main imports are raw materials and capital goods.
In 1994 the country underwent deregulation measures which further boosted investment. By 1996, FDI levels dropped from the record high in 1995, and the trend was away from large projects including
infrastructure to smalle   r,     more manageable projects. Many
consider this a reflection of a desire to avoid the notoriously nepotism ridden bureaucracy.
The Indonesian government is strongly authoritarian. Treatment of political opponents, workers and ethnic minorities has put Indonesia in the world spotlight with criticism of its human rights practices. One source of outspoken popular discontent is the glaring discrepancy in income distribution, particularly across ethnic lines. World attention to the problems in Indonesia has given support to the various causes, but it does not seem to have had much impact on the government. Efforts to impose sanctions on the country by both federal
and state level politicians in the    U.S    . have so far proven
unsuccessful, but are likely to continue to persist.
Politically, the ruling party, Golkar, faces frequent challenges from unofficially sanctioned opposition parties, but these efforts are effectively marginalized. The key political question in Indonesia is who will replace the aging ruler, President Suharto who, at 76, has been the county's only leader for over 30 years. His long tenure and the country's nascent democratic institutions leave the question of proper succession open. During his career he has amassed support from a directly appointed insider bureaucracy of political and business elites which features immediate members of his family. As well, he has relied strongly upon the army to provide the force necessary to contain social unrest. Which amongst these two institutions will emerge to replace Suharto is far from clear, and the surrounding intrigue could lead to some instability. As economic policies have been crafted to benefit Suharto's supporters in the business community, any deviation from Suharto's position would likely impact the economy. Additionally, a key ingredient to Indonesia's success has
been    its     ability to contain social unrest. Maintaining this
control, especially in the face of recently escalated tensions and political uncertainty, is an important anchor for economic performance. Proof of this is the Jakarta Stock Exchange's volatile reaction to riots in July 1995.
MALAYSIA. 1996 saw Malaysia's GDP growth slow to 8.3%, down from over 9% in 1994 and 1995. Inflation has been kept relatively low at 3.8%. Performance in 1996 avoided the economy's potential overheating as export growth, investment, and consumption all slowed. This helped to bring the current account deficit down by $1.7 billion to settle at approximately 6.0% of GDP.
A large part of Malaysia's recent growth is due to its manufacturing industries, particularly electronics and especially semiconductors. This has led to an increased reliance on imports; thus the economy is sensitive to shifts in foreign production and demand. This is
particularly true regarding its main trading partners: the    United
States,     Japan, and Singapore. Such shifts were partly responsible
for the slowdown in 1996. In addition, monetary policies to stem the threat of overheating were evident, but the country still needs massive public and private investment to finance several large infrastructure projects. Government industrial policy seeks investment to create more value added high technology manufacturing and service sectors in order to decrease the emphasis on low skilled
manufacturing. Already    U.S    . investors have invested over $9
billion, and most of this is in electronics and energy projects. Unemployment remains extremely low (2.6%) and labor for completing the various projects is becoming costly, especially as industry has to go abroad to search for higher skilled workers. Wages have soared so high that Malaysia no longer qualifies for the special trading benefits
that the    U.S.     and the EU bestow upon developing nations. This
could hurt exports. A further catch is that rapidly increasing wages could cause inflationary pressures, yet a shortage of labor could threaten development.
The political situation in Malaysia is stable and could possibly remain so up to and including the next election in the year 2000. SINGAPORE. Since achieving independence from the British in 1965, Singapore has repeatedly elected the People's Action Party (PAP) as their government. It is a party that is so consistent it has only offered up two prime ministers in this 32-year period. Elections in January 1997 returned the PAP to power, signaling satisfaction with their policy of close coordination with the private sector to stimulate investment. Typical policies include selective tax incentives, subsidies for R&D, and joint ventures with private firms. While the combination of consistent leadership and interventionist policies is sometimes seen as impeding civil liberties and laissez-faire economics, it has produced an attractive investment environment.
The Singapore economy is almost devoid of agriculture and natural resources, not surprising given the island nation's geographic size. Its strongest sector is manufacturing, particularly of electronics, machinery and petroleum and chemical products. They produce 45% of the world's computer disk drives. Major trading partners are Japan,
Malaysia and the    United States.
The economic situation in Singapore registered a passable year in 1996. The regional trend toward slowed electronics exports made clear the country's strong reliance on this sector. GDP growth dropped from 8.8% to 6.5%, while inflation remained low (1.4%) and the current account balance maintained its large surplus. Property values have gone up recently, partially in response to uncertainty surrounding Hong Kong. Interest rates are consistently low, and wages high, leaving some at a loss to explain the repeatedly low inflation rate.
   SOUTH ASIA. Although India's economy has grown at an average rate of 7% over the past three years, growth has slowed to about 6% during 1997. Economic growth, which had been fueled by strong industrial and export sectors, slowed along with growth in these sectors. It is uncertain whether India will be able to sustain the high growth rates it experienced through 1996. Subsidies amount to almost 15% of GDP, while agriculture accounts for about 25%. In 1997, annual inflation has been approximately 3.8% down from about 6.6% the previous year. During 1997, the current account deficit has been roughly 1.2% of GDP, down from 1.5% in 1996. The exchange rate has been gradually devalued in the 1980's and 1990's, and could be devalued further. Beginning in 1992, industry, financial markets, and the country's trade have been gradually liberalized. Fifty-five percent of India's population is illiterate, roughly half live in poverty, and unemployment remains high.
   Since the dissolution of the Narasimha Rao government in early 1996, India has experienced several weak, coalition governments that have been unable to consolidate their position for an extended period. Partially as a result, economic reforms have proceeded slowly through gradually. Future changes in government could weaken or set back the reform process.
   India does not enjoy trouble-free relations with its neighbors. India and Pakistan have fought two wars since their independence in 1947 and have yet to resolve a continuing dispute over the status of the norther Indian state of Kashmir. Various Kashmiri separatist groups, Indian, and Pakistani military have been involved in armed conflict within the state. Neither India nor Pakistan have signed the Comprehensive Nuclear Test Ban Treaty, which prohibits nuclear weapons testing. A border dispute with China and questions over the involvement of elements within India in the internal affairs of Sri Lanka also affect India's relations with these countries.
   The other, smaller South Asian countries of Pakistan, Bangladesh, and Sri Lanka share with India the challenges of reducing poverty and illiteracy and improving infrastructure and economic growth. While each of these countries has taken steps to liberalize their economies, their economies are far from mature, as are their legal and regulatory systems. In addition, because they have small and relatively less diversified economies and public markets, they are susceptible to external economic shocks, which may result in currency declines. Sri Lanka has been plagued by internal challenges to its security, while Pakistan has faced significant political infighting and instability. Bangladesh's largely agricultural economy is heavily dependent on the severity of the monsoons.
SOUTH KOREA. South Korea is one of the more spectacular economic stories of the post war period. Coming out of a civil war in the mid-1950's the country found itself with a destroyed economy and boundaries that excluded most of the peninsula's mineral and industrial resources. It proceeded over the next 40 years to create a society that includes a highly skilled and educated labor force and an economy that exploited the large amounts of foreign aid given to it by the United States and other countries. Exports of labor intensive
products such as textile   s     initially drove the economy, to be
replaced later by heavy industries such as automobiles.
Hostile relations with North Korea dictate large expenditures on the military, and political uncertainty and potential famine in the north has put the south on high alert. Any kind of significant military effort could have multiple effects, both positive and negative, on the economy. South Korea's lack of natural resources put a premium on imported energy products, making the economy very sensitive to oil prices.
Since 1991, GDP growth has fluctuated widely between 5% and 9%, settling down at 6.8% last year. Currently the labor market is in need of restructuring, and its rigidity has hurt performance. Relations between labor and the large conglomerates, or Chaebols, could prove to be a significant influence on future growth. Inflation in the same period has been consistently dropping, save a brief rise in 1994, and finished the year at 4.5%. The country consistently runs trade deficits, and the current account deficit widened sharply in 1996, more than doubling to $19.3 billion. South Korea's strong domestic sectors are electronics, textiles and industrial machinery. Exports
revolve around electronics, textil   es,     automobiles, steel and
footwear, while imports focus on oil, food, chemicals and metals.
The stock market (Korea Stock Exchange    (KSE)    ) is currently
undergoing liberalization to include more foreign participation, which was only first allowed in 1992, but the bond market remains off limits until 1999. Liberalization is in response to the KSE 1996 performance, which was down 18%. While the number of listed companies increased by 39 in 1996, total market capitalization fell 24% from its 1995 level. THAILAND. The political situation in Thailand is tenuous. Democracy has a short history in the country, and power is alternatively obtained by the military, a non-elected bureaucratic elite, and democratically elected officials. The frequent transfers of power have generally gone without divisive, bloody conflicts, but there are bitter differences between the military and the political parties. Free elections in 1992 and again in 1995 have produced non-military democratic leaders from different parties, a healthy sign of party competition. While democratic institutions are stabilizing, the current government is under increasing pressure due to recent poor economic performance.
The Thai economy has witnessed a fundamental transition in recent years. Traditionally it was a strong producer of textiles, minerals and agricultural products, but more recently it has tried to build high-tech export industries. This proved particularly fortuitous in the mid 1990's when flooding wiped out much of their traditional exports, but the newer industries remained strong, keeping the growth rate above 8%. (This level had been achieved through the 1990's, giving the economy a name as one of the fastest growing in the region.) The government has also taken steps toward reducing the influence of central planning, opening its market to foreigners and abandoning five-year plans. This restructuring is still underway, and the change can cause difficulty at times.
GDP growth slowed a bit last year to 7.2%, down from 8.6% in 1995. The current account deficit was 7.9% of GDP, and inflation was 5.8%, both considered high but steady and controllable results in line with recent years' performance. One cause for the slowdown was a decline in export growth as its manufacturing industry faces stiff competition from low priced competitors and its agriculture suffers drops in production. In 1996, Thailand's currency, the baht, was linked to a
   U.S    . dollar dominated basket, and monetary policy had remained tight to keep that link strong and avoid inflationary pressures.
The situation changed in early 1997, however, with the revelation of many bad bank loans and a bubbling of property prices due to over-investment. Many companies, faced with slowing exports, stopped servicing their debts. Many other firms have stayed alive only with infusions of public cash, and the government has been slow to let many property laden financial firms fail. The stock market has reacted strongly, dropping to new lows for the decade. Reluctant to float the
baht, indeed promising that it    would not    , the government
relented in early July hoping to revive export and stock market growth. The subsequent devaluation (approximately 20% against the dollar in the first month) led to the need for a $16 billion loan coordinated by the IMF to shore up foreign reserves. Most of the loan came from neighboring countries led by Japan, indicating their desire to both protect their own investments in Thailand, and also mitigate
the effect of the devaluation on their home currencies   .
The total impact of the entire situation is negative, particularly on inflation, unemployment and foreign debt. Significant turnover and a major gamble on the currency has put the government in a precarious position, especially given the fact that it is a six party coalition. Dissatisfaction amongst the military, always a political factor, is high.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1996
              Billions:

India          $ 132.97

Indonesia       91.00

Korea           138.91

Malaysia        322.00

Pakistan        11.75

Philippines     80.69

Singapore       182.00

Taiwan          274.00

Thailand        95.92

Source: The Economist. The LGT Guide to World Equity Markets 1997. REAL GDP ANNUAL RATE OF GROWTH
(ANNUAL % CHANGE) 1996
China          9.1%

Hong Kong      4.3%

India          5.7%

Indonesia      7.1%

Japan          3.9%

Korea          6.8%

Malaysia       8.3%

Philippines    5.5%

Singapore      6.5%

Taiwan         5.8%

Thailand       7.2%

Source: The Economist. The LGT Guide to World Equity Markets 1997.
For national stock market index performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS    REGARDING     LATIN AMERICA
Latin America represents one of the world's more advanced emerging
markets. With a total population of 427 million and its    abundant
natural resources, the area is a prime trading partner for the U.S.
and Canada. In Latin America exports represent, on     average, 16.6%
of GDP. Strong export sectors are petroleum, manufactured goods, agricultural commodities such as coffee and beef, and metals and mining products. GDP growth in Latin America as a region was 3.4% in 1996, up from 0.1% in 1995. Recognizing the important role of international trade as a component of GDP, the countries of Latin
America have formed strong    regional trade organizations, notably
MERCOSUR. Talk of extending the North American Free Trade Agreement
(NAFTA) down     through Latin America indicates some desire to tie
the economies even closer to those of the north.
   Politically, Latin American countries generally have strong presidential systems closely modeled on the U.S. Their transition
to     democracy, largely complete in most countries, nevertheless allows for a considerable military influence, reflecting the strong authoritarian leanings of a large portion of the population. The countries all enjoy good relations with the United States, with whom they cooperate on a range of non-economic matters, such as preservation of the environment and drug control. Monetarist minded governments were responsible for the successful staving off of contagion from the recent currency crisis in Mexico, increasing their stature in the eyes of most capital market participants.
ARGENTINA. Prior to 1989, Argentine politics were characterized by populist leaders, sometimes democratically elected and sometimes not, who ruled with the overt support of the military. Coups and outright
military rule were not uncommon. Economic    policies were highly
protectionist, with significant barriers and restrictions on foreign
trade and investment. Markets were highly     regulated and the state
was heavily involved in many industries. Inflation was routinely high and growth stagnant.
President Carlos Menem was first elected to office in 1989 and undertook a program of deregulation, liberalization and macroeconomic reform. The results have been positive. Growth in 1996 was 4.4%, up from -4.4% in 1995. Argentina's growth, averaging over 7% from 1991 to 1994, has been driven primarily by domestic consumption. In the wake of the Mexican currency crisis, however, banking liquidity has been restrained. While deposits have increased in reaction to peso stabilization, lending has not, putting downward pressure on consumer spending. The positive effect is that inflation, well over 150% at the beginning of the decade, was 0.4% in 1996. Still troublesome for Argentina is unemployment, quite high at 17%. Menem's economic liberalization policies have succeeded in attracting foreign investment. From the U.S. alone, approximately $10 billion was invested by 1996. Investors have been most attracted to the telecommunications, finance, and energy sectors.
Argentina enjoys a positive trade balance. The export economy is heavily weighted toward agriculture, which represents 60% of the total value of all Argentine exports. Primary products are livestock,
oilseeds, and grain. Argentina's single biggest trading    partner is
Brazil, and the U.S. is the second. Primary imports are machinery, vehicles and chemicals.
The resignation of Economy Minister Domingo Cavallo in July 1996 was initially greeted with skepticism from the markets. Cavallo was widely recognized as the man responsible for ensuring the convertibility of the peso by pegging it to the dollar, a move which saved Argentina from the hyperinflation and continuous drops in output which could have followed from the Mexican crisis in 1994. Confidence was quickly restored, however, with the appointment of Roque Fernandez, who promptly reaffirmed commitment to Cavallo's plan and introduced further measures for fiscal stability.
The central bank's main priority is maintaining convertibility against the dollar. It is very active in the foreign exchange market and even assists local firms with liquidity problems.
Legislative elections to be held in October, 1997 could prove to be critical for Menem, who still has an extensive economic reform agenda which includes further privatizations, labor market reforms and a revamped tax policy. Failure to retain a friendly majority in the Lower House of congress could deprive Menem of the support he needs to pass such reforms.
The next presidential election is due in 1999. In accordance with the constitution, Menem, a member of the Peronist party, can not seek a third consecutive term. The next election is likely to present a third candidate to the voters beyond the traditional contestants from the Peronist and Radical parties. Frepaso, a center-left alliance, first emerged in the 1995 elections and by 1999 could build itself up enough to promote a viable alternative to the older parties. It is uncertain
how policies would be    a    ffected by the systemic change from a
predominantly two party system to a three way game.
BRAZIL. Brazil is the largest country in South America and is home to vast amounts of natural resources. Its 155 million people are descendants from indigenous tribes and European immigrants. They live in diverse socio-economic conditions, from the urban cities of Sao Paolo to the undeveloped trading posts of the distant regions. Industrial development has been concentrated in specific areas. The disenfranchised population is quite large and is a source of many of Brazil's social problems.
The Brazilian economy is currently undergoing extensive reforms, stemming from a 1994 effort to stabilize the currency called the Real Plan. With the aim of curbing inflation, a new currency, the Real, was introduced and supported via a floating exchange band. The plan has stabilized the exchange rate and controlled inflation, which was reeling out of control in 1994 at 2,700%. Inflation in 1995 dropped to 81%, and fell even further in 1996, settling at 18.7%. At the same time, however, the Real Plan has sent the trade and current account balances into a deficit. The current account soared from $1 billion to $18 billion, and increased further in 1996 to $27 billion.
Other objectives of the administration of the current President, Fernando Henrique Cardoso, are trade liberalization and privatization, but these efforts are sporadic and often stalled by special interests in the legislature. Some privatization efforts are performing well, particularly in the utilities sector. Utilities and telecommunications have been key draws for foreign investment, and foreign direct investment (FDI) is coming in at record levels. In 1996 the country received over $9.5 billion, with $2.4 billion coming from the
U   .    S   .     Still, there are restrictions against investments
in certain industries, such as metals and mining.
Similarly with trade liberalization, the government increased import restrictions in an effort to shrink the trade deficit and slow the growth of import consumption. This consumption was a main contributor to GDP growth in 1996, though growth was down 1% to 3.2%. Traditionally a primarily agricultural economy, a strong industrial sector has developed which produces metals, chemical, and manufactured consumer goods. Agriculture still plays a significant role, however, representing 11% of the GDP, 40% of exports and employing over 35% of the work force. Primary agricultural products are grains, coffee, and cattle. Regarding energy and utilities, the country is a leading producer of hydroelectric power, but they are dependent on imports for oil.
Presidential elections will be held in 1998. President Cardoso hopes to stand for re-election but currently is unable to, given a constitutional provision on term limits. Efforts to gather congressional support for constitutional reform, allowing Cardoso to stand, could result in a great deal of special interest concessions, translating into more public spending and horse-trading over fiscal reforms.
CHILE. Chile is a transition economy which has recently made great strides toward putting its authoritarian, statist, past behind itself. In all of Latin America, it is the country with the highest rates of growth. Averaging 7.3% so far this decade, GDP grew at 6.7% in 1996, down from 8.5% the previous year. Inflation has been steadily declining and is down over 15% in the last five years. Inflation in 1996 was 7.4%, a 0.8% drop over 1995. Unemployment in 1996 was 6.6%, particularly low for the Latin American region. Despite the fact that market capitalization fell $8 billion in 1996 to $64 billion, Chile is still considered to have one of the best performing stock markets in the region.
Chile has a strong, interventionist central bank which focuses more on the investment community than it does on the government. Active steps are taken to control demand and inflation. One example is the practice of restricting short-term flows of foreign capital through the country.
Interest rate hikes in 1996 are said to have restrained growth, but other factors include unfavorable weather conditions that hurt agricultural and hydroelectric power production. Mining and metals were strong performers in 1996. Of particular note was the strong showing of the country's copper industry.
Eduardo Frei is President and is due for reelection in 1999. President Frei has been trying to decentralize the government but encounters stiff opposition from the powerful trade unions. Also high on Frei's agenda is tax reform.
There is a considerable military component to political life in Chile. In the legislature there is strong representation by parties with authoritarian views. As part of the negotiated settlement with coup leader General Augusto Pinochet in 1990, the army chain of command ends with General Pinochet, not an elected official. Furthermore, certain seats are reserved in the Senate for appointed officials from the military. Pinochet must resign in 1998, and shortly thereafter the reserved Senate seats will fall open to election. There are constitutional reforms currently in progress further diminishing the role and influence of the military, and thus the political transition is still underway. A successful outcome requires that the military acquiesce as it is stripped of its political powers.
MEXICO. The Mexican economy recovered fairly well in 1996 from the currency crisis of December 1994 thanks in large part to growth in exports, peso stabilization, and massive financial assistance from the United States. Growth rebounded from its negative position of -6.2% in 1995 to reach 5.1% in 1996. The peso devaluation of 1994, prompted by mounting foreign debt, was effective in reducing the current account deficit from $30 billion to just over $1 billion, and it also pushed Mexico into a positive trade balance. The current account deficit increased in 1996 to $3.7 billion, but the trade surplus was maintained. Inflation jumped from 7% to over 50% in the year after the crisis, but was controlled in 1996, registering a drop to 28%. Inflation is the chief concern of the central bank, which takes active measures such as the setting of wage ceilings and manipulation of interest rates to control it. Domestic consumption is sluggish and has yet to return to pre-1994 levels, also contributing to the containment inflation.
The Mexican economy is very strong in manufacturing and natural resources, specifically oil. Manufacturing alone counts for 22% of the Mexican GDP and 21% of all urban employment. The economy is also very
closely tied to the U   .    S   .    , which is responsible for 60%
of all foreign investment and with whom it conducts over 75% of all
trade. Trade pacts such as    NAFTA     further integrate the
economies, giving the U   .    S   .     strong incentives to provide
assistance in times of crisis. NAFTA also enabled the recent recovery, given the ease with which it allows increases in exports and investment. The Mexican stock market listed 193 companies with total capitalization of $106 billion in 1996, a 17% rise over 1995. Internally, the various people of the Mexican states have recently experienced a great deal of dissatisfaction with their relationship to the federal government. Most notably, in Chiapas there have been armed uprisings by indigenous groups demanding further autonomy. While the rebellions have not strongly shaken financial markets, they serve as a reminder of the diversity of Mexico, of the vast socio-economic gaps between various peoples, and of the potential for such groups to demand the attention of both their government and the world. Politically, the landscape changed fundamentally in July 1997. The defeat of candidates from the Institutional Revolutionary Party (PRI) in legislative elections signaled the end of decades of one party rule. Citizens now have the confidence that their votes count and that the PRI is no longer invincible. Winning every presidential election since its founding in 1929, the PRI was the country's monolithic political machine, maintaining power through rigged elections and ruling in an environment rife with intrigue and corruption. Internal pressures including armed rebellion from domestic interest groups, extensive crises and scandals caused by intra-party rivalries and corruption, and deteriorating relationships with foreign countries over financial mismanagement and mutual social problems all contributed to the establishment of fully free and unfettered elections. The response from the Mexican people was clear. Though they took the most votes (39%) for the 500-member Lower House of congress, the PRI has lost their majority, and the President is now forced to accommodate the interests of the opposition parties. Market reaction to the new Mexican political world was positive. The IPC index, consisting of 35 of the most representative stocks on the Mexican Stock Exchange, rose 3.25% the day after the election. Further financial implications of the new landscape are as yet uncertain. Relevant considerations are the effect of the new configurations on government consensus and policy making, the demands of newly empowered groups on economic and other resources, the balance of power between the executive and the legislature, and the ability of the government to maintain law and order.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1996
            Billions:

Argentina    $ 44.7

Brazil        429.3

Chile         65.6

Mexico        107.0

Peru          13.8

Venezuela     10.0

Source: The Economist, The LGT Guide to World Equity Markets, 1997
For national stock market index performance, please see the section on Performance beginning on page .
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and for equity funds arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff (for equity funds), and is based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage
Services    (Japan), LLC (FBSJ    ), indirect subsidiaries of FMR
Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for
similar services.    Prior to December 9, 1997, FMR used research
services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended 1996 and 1997, respectively, each fund's portfolio turnover rates are shown in the chart below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase orders, short-term interest rate volatility, and other special market conditions.

FUND                                  FISCAL PERIOD ENDED   1996         1997

TechnoQuant Growth                    November 30              N/A           213%    **

International Capital Appreciation    October 31            N/A              <</r>200%*

Overseas                              October 31             82%

    70%

Mid Cap                               November 30            101%**          208%

Equity Growth                         November 30            76%             108%

Growth Opportunities                     October 31          33%             33%**,+

Strategic Opportunities                  December 31         151%            61%**,++

Large Cap                             November 30            59%**           93%

Growth & Income                       November 30              N/A           82%    **

Equity Income                         November 30            78%             55%

Balanced                              October 31             223%            70%

Emerging Markets Income               December 31            410%            660%

High Yield                            October 31             121%            105%

Strategic Income                      December 31            119%            140%

Mortgage Securities                      July 31             221%            125%**,+++

Government Investment                 October 31             153%            136%

Intermediate Bond                     November 30            200%            138%

Short Fixed-Income                    October 31             124%            105%

Municipal Income                      October 31             49%             36%

Municipal Bond                        December 31            35%             33%

Intermediate Municipal Income         November 30            35%             18%

Short-Intermediate Municipal Income   November 30            62%             41%


* Estimated 1998 turnover rate
   ** Annualized
   + For the fiscal period November 1, 1997 through November 30,
1997.
   ++ For the fiscal period January 1, 1997 through November 30,
1997.
   +++ For the fiscal period August 1, 1997 through October 31,
1997.
For the fiscal period ended October 31, 1997 the portfolio turnover rate for Growth Opportunities was 35%. For the fiscal period ended July 31, 1997 the portfolio turnover rate for Mortgage Securities was 149%.
The following tables show the brokerage commissions paid by TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, and Strategic Income. The first table shows the total amount of brokerage commissions paid by each fund and the total amount of brokerage
commissions paid to NFSC and FBS        for the past three fiscal
years. The second table shows the percentage of aggregate brokerage commissions paid to and the percentage of the aggregate dollar amount of transactions for which a fund paid brokerage commissions effected through NFSC and FBS for the fiscal year ended 1997. The third table shows the amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal year ended 1997. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; NFSC and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through NFSC is a result of the low commission rates charged by NFSC. The other funds paid no brokerage commissions for the fiscal years ended 1995 through 1997.

                          FISCAL PERIOD   TOTAL                TO NFSC              TO FBS
                          ENDED           AMOUNT PAID

TECHNOQUANT GROWTH        November 30

1997+                                        $ 91,653             $ 14,045             $ 0

OVERSEAS                  October 31

1997                                           2,761,658            5,510                198,192

1996                                        2,828,416            15,499               169,534

1995                                        1,420,464            5,926                142,450

MID CAP                   November 30

1997                                           1,076,816            184,530              0

1996++                                      280,816              72,019               0

EQUITY GROWTH             November 30

1997                                           6,180,477            1,553,180            17,274

1996                                        3,252,297            820,661              9,780

1995                                        2,185,589            862,434              2,034

GROWTH OPPORTUNITIES      November 30

11/1/97-11/30/97                               746,177              126,243              45,100

   1997*                                       9,799,619            1,199,152            192,356

1996*                                       6,894,871            1,513,633            74,768

1995*                                       6,189,975            1,793,388            9,682

STRATEGIC OPPORTUNITIES   November 30

1/1/97-11/30/97                                698,872              170,790              0

1996**                                      1,107,012            257,886              0

1995**                                      1,138,485            217,580              0

LARGE CAP                 November 30

1997                                           93,523               10,202               0

1996++                                      31,692               8,248                0

GROWTH & INCOME           November 30

1997+                                          214,663              26,529               69

EQUITY INCOME             November 30

1997                                           2,827,048            473,418              0

1996                                        2,634,183            685,839              0

1995                                        1,410,440            549,549              7,528

BALANCED                  October 31

1997                                           1,691,341            251,104              7,686

1996                                        7,090,976            1,476,330            61,240

1995                                        8,952,888            2,249,157            122,777

EMERGING MARKETS INCOME   December 31

1997                                           0                    0                    0

1996                                        0                    0                    0

1995                                        11,820               0                    0

HIGH YIELD                October 31

1997                                           269,517              12,656               0

1996                                        139,187              1,507                0

1995                                        123,145              3,958                0

STRATEGIC INCOME          December 31

1997                                        0                    0                    0

1996                                        0                    0                    0

1995                                        152                  0                    0


* Fiscal year ended October 31
** Fiscal year ended December 31
+ TechnoQuant Growth and Growth & Income commenced operations on
December 31, 1996
   ++ Large Cap and Mid Cap commenced operations on February 20,
1996

                          FISCAL PERIOD   % OF             % OF               % OF            % OF
                          ENDED 1997      COMMISSIONS      TRANSACTIONS       COMMISSIONS     TRANSACTIONS
                                          PAID TO NFSC     EFFECTED THROUGH   PAID TO FBS     EFFECTED THROUGH
                                                           NFSC                               FBS

TECHNOQUANT GROWTH        November 30         15.33    %       22.63    %         0.00    %       0.00    %

OVERSEAS                  October 31          0.20    %        0.68    %          7.18    %       7.30    %

MID CAP                   November 30         17.14    %       23.08    %         0.00    %       0.00    %

EQUITY GROWTH             November 30         25.13    %       34.11    %         0.28    %       0.14    %

GROWTH OPPORTUNITIES      November 30*        16.92    %       24.87    %         6.04    %       2.95    %

                          October 31**        12.24    %       17.85    %         1.96    %       1.04    %

STRATEGIC OPPORTUNITIES   November 30++       24.44    %       34.66    %         0.00    %       0.00    %

LARGE CAP                 November 30         10.91    %       15.07    %         0.00    %       0.00    %

GROWTH & INCOME           November 30         12.36    %       14.98    %         0.03    %       0.01    %

EQUITY INCOME             November 30         16.75    %       24.59    %         0.00    %       0.00    %

BALANCED                  October 31          14.84    %       26.38    %         0.45    %       0.22    %

HIGH YIELD                October 31          4.70    %        8.15    %          0.00    %       0.00    %



                          FISCAL PERIOD   AMOUNT PAID TO FIRMS    TOTAL AMOUNT OF
                          ENDED 1997      PROVIDING RESEARCH+     TRANSACTIONS ON WHICH
                                                                  COMMISSIONS WERE PAID

TECHNOQUANT GROWTH        November 30      $    75,204             $    86,895,245

OVERSEAS                  October 31           2,639,259               1,336,618,897

MID CAP                   November 30          1,012,972               918,040,718

EQUITY GROWTH             November 30          5,875,525               7,253,759,526

GROWTH OPPORTUNITIES      November 30*         0                       764,267,094

                          October 31**         9,321,410               9,694,532,390

STRATEGIC OPPORTUNITIES   November 30++        677,806                 517,487,188

LARGE CAP                 November 30          81,815                  99,679,339

GROWTH & INCOME           November 30          122,531                 302,006,568

EQUITY INCOME             November 30          2,513,229               2,873,777,310

BALANCE   D               October 31           1,594,302               1,993,648,305

HIGH YIELD                October 31           265,965                 117,796,039


+ The provision of research services was not necessarily a factor in the placement of all this business with such firms.
++ Period of January 1, 1997 through November 30, 1997
* Period of November 1, 1997 through November 30, 1997
** Period of November 1, 1996 through October 31, 1997
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
FSC normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
GROWTH AND GROWTH & INCOME FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market
quotations, if available   .
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
TAXABLE BOND FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Futures contracts and options are valued on the basis of market quotations, if available. Securities of other opened investment companies are valued at their respective NAVs.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MUNICIPAL BOND FUNDS. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-ended investment companies valued at their respective NAVs.
Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's net asset value (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1998. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While the municipal funds invest principally in obligations whose interest is exempt from federal income tax, other income received by the funds may be taxable.
1998 TAX RATES AND TAX-EQUIVALENT YIELDS


                                                               If individual tax-exempt yield is:

                                                                2.00%  3.00%  4.00%    5.00%   6.00%   7.00%   8.00%
Taxable Income*                                        Federal
                                                       Marginal

Single Return             Joint Return                 Rate**     Then taxable equivalent yield is:
$ 0 - $ 2   5,350         $ 0-$   42,350                15.0%   2.35%   3.53%   4.71%   5.88%   7.06%   8.24%   9.41%

$ 2   5,351-$ 61,400      $    42,351-$ 102,300         28.0%   2.78%   4.17%   5.56%   6.94%   8.33%   9.72%  11.11%

$    61,401-$ 128,100     $    155,951 - $ 278,450      31.0%   2.90%   4.35%   5.80%   7.25%   8.70%   10.14% 11.59%

$    128,101-$ 278,450    $ 15   5,951 - $ 278,450      36.0%   3.13%   4.69%   6.25%   7.81%   9.38%   10.94% 12.50%

   over + $ 278,450          over +      $ 278,450      39.6%   3.31%   4.97%   6.62%   8.28%   9.93%   11.59% 13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
A federally tax-exempt fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's
NAV over a stated period.    A class's total return may be calculated
by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect
differences in sales charges but not 12b-1 fees.     Average annual
total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a class's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.
The 13-week and 39-week long-term moving averages are shown below:*
FUND   AS OF   13-WEEK   39-WEEK


TechnoQuant Growth - Class A              1   1    /   28    /97      11.95          10.78

TechnoQuant Growth - Class T                 11/28/97                 11.92          10.76

TechnoQuant Growth - Class B                 11/28/97                 11.87          10.73

TechnoQuant Growth - Class C                 11/28/97                 11.93          10.78

TechnoQuant Growth - Institutional           11/28/97                 11.96          10.79

Overseas - Class A                        10/   31    /97             17.70          16.96

Overseas - Class T                        10/   31    /97             17.83          17.08

Overseas - Class B                        10/   31    /97             17.50          16.79

Overseas - Class C                        10/   31    /97             17.85          17.13

Overseas - Institutional                  10/   31    /97             17.71          16.95

Mid Cap - Class A                         11/   28    /97             14.24          12.98

Mid Cap - Class T                         11/   28    /97             14.28          13.02

Mid Cap - Class B                         11/   28    /97             14.15          12.91

Mid Cap - Class C                         11/   28    /97             14.29          13.04

Mid Cap - Institutional                   11/   28    /97             14.31          13.03

Equity Growth - Class A                   11/   28    /97             51.71          48.02

Equity Growth - Class T                   11/   28    /97             52.00          48.29

Equity Growth - Class B                   11/   28    /97             51.47          47.87

Equity Growth - Class C                   11/   28    /97             52.01          48.37

Equity Growth - Institutional             11/   28    /97             52.86          49.02

Growth Opportunities - Class A            11/   28    /97             43.43          40.67

Growth Opportunities - Class T            11/   28    /97             43.63          40.86

Growth Opportunities - Class B            11/   28    /97             43.48          40.78

Growth Opportunities - Class C            11/   28    /97             43.64          40.93

Growth Opportunities - Institutional      11/   28    /97             43.71          40.89

Strategic Opportunities - Class A         1   1    /   28    /97      28.11          24.90

Strategic Opportunities - Class T         1   1    /   28    /97      28.39          25.12

Strategic Opportunities - Class B         1   1    /   28    /97      27.83          24.66

Strategic Opportunities - Institutional   1   1    /   28    /97      28.21          24.96

Strategic Opportunities - Initial         1   1    /   28    /97      28.78          25.44

Large Cap - Class A                       11/   28    /97             13.96          13.04

Large Cap - Class T                       11/   28    /97             13.99          13.06

Large Cap - Class B                       11/   28    /97             13.86          12.96

Large Cap - Class C                       11/   28    /97             13.99          13.08

Large Cap - Institutional                 11/   28    /97             14.05          13.10

Growth & Income - Class A                 1   1    /   28    /97      12.27          11.45

Growth & Income - Class T                 1   1    /   28    /97      12.25          11.43

Growth & Income - Class B                 1   1    /   28    /97      12.22          11.42

Growth & Income - Class C                 1   1    /   28    /97      12.26          11.46

Growth & Income - Institutional Class     1   1    /   28    /97      12.26          11.43

Equity Income - Class A                   11/   28    /97             26.67          24.98

Equity Income - Class T                   11/   28    /97             26.83          25.13

Equity Income - Class B                   11/   28    /97             26.73          25.07

Equity Income - Class C                   11/   28    /97             26.83          25.16

Equity Income - Institutional             11/   28    /97             27.03          25.28

Balanced - Class A                        10/   31    /97             18.91          17.96

Balanced - Class T                        10/   31    /97             18.93          17.97

Balanced - Class B                        10/   31    /97             18.87          17.95

Balanced - Class C                        10/   31    /97             18.94          18.02

Balanced - Institutional                  10/   31    /97             18.98          18.00

FUND                                      AS OF                    13-WEEK        39-WEEK

Emerging Markets Income - Class A         12/   26    /97             10.92          10.78

Emerging Markets Income - Class T         12/   26    /97             10.91          10.78

Emerging Markets Income - Class B         12/   26    /97             10.97          10.85

Emerging Markets Income - Class C         12/   26    /97             10.94          10.83

Emerging Markets Income - Institutional   12/   26    /97             10.86          10.72

High Yield - Class A                      10/   31    /97             12.84          12.20

High Yield - Class T                      10/   31    /97             12.85          12.20

High Yield - Class B                      10/   31    /97             12.82          12.20

High Yield - Class C                      10/   31    /97             12.87          12.25

High Yield - Institutional                10/   31    /97             12.63          11.99

Strategic Income - Class A                12/   26    /97             10.99          10.71

Strategic Income - Class T                12/   26    /97             10.99          10.70

Strategic Income - Class B                12/   26    /97             11.02          10.75

Strategic Income - Class C                12/   26    /97             11.01          10.75

Strategic Income - Institutional          12/   26    /97             11.05          10.75


* Moving averages are shown for those classes that had commenced operations prior to January 1, 1998.
The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales charge of 5.75% for TechnoQuant Growth, International Capital Appreciation Fund, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); 4.75% for Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, and Municipal Income (the Bond Funds); 3.75% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); or 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), or 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds and the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, or 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), or 0.15% (the Short-Term Bond Funds). Class B shares may be subject to a contingent deferred sales charge (CDSC) upon redemption: maximum CDSC of 5.00% for the Equity and the Bond Funds or a maximum CDSC of 3.00% for the Intermediate-Term Bond Funds. Class B shares are also subject to a 12b-1 fee of 1.00% (the Equity Funds) or 0.90% (the Bonds Funds and the Intermediate-Term Bond Funds). Class C shares that are redeemed within a year of purchase are subject to a CDSC of 1.00% for all funds (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income). Class C shares are also subject to a 12b-1 fee of 1.00% for all funds (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income). Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee.
HISTORICAL BOND FUND RESULTS. The following tables show yields, tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the fiscal year ended October 31, November 30, December 31, as indicated below. The tax-equivalent yield is based on a 36% federal income tax rate for each municipal fund. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.



                                                     Average Annual Total         Cumulative Total
                                                     Returns1                     Returns1

                    Fiscal    Yield2        Tax      One     Five        Ten      One        Five        Ten Years/
                    Period                  Equiva   Year    Years       Years/   Year       Years       Life of
                    Ended                   lent                         Life of                         Fund+
                                            Yield2                       Fund+

Emerging Markets     12/31     N/A           N/A    10.98%    N/A        15.08%   10.98%       N/A        70.86%
Income - Class A

Emerging Markets               7.50%         N/A    12.40%    N/A        15.46%   12.40%       N/A        73.02%
Income - Class T

Emerging Markets               6.85%         N/A    10.95%    N/A        15.31%   10.95%       N/A        72.17%
Income - Class B

Emerging Markets              N/A            N/A    14.58%    N/A        15.81%   14.58%       N/A        75.03%
Income - Class C

Emerging Markets               8.04%         N/A    16.84%    N/A        16.62%   16.84%       N/A        79.77%
Income - Institutional

High Yield - Class A 10/31    N/A            N/A     9.71%   11.96%      14.63%    9.71%       75.89%       291.72%

High Yield - Class T           7.47%         N/A    11.18%   12.30%      14.80%   11.18%       78.60%       297.75%

High Yield - Class B           7.26%         N/A     9.34%   12.22%      14.89%    9.34%       77.96%       300.76%




                                                          Average Annual Total   Cumulative Total
                                                          Returns1               Returns1
                            Fiscal    Yield2   Tax      One    Five    Ten        One    Five    Ten
                            Period             Equiva   Year   Years   Years/     Year   Years   Years/
                            Ended              lent                    Life of                   Life of
                                               Yield2                  Fund+                     Fund+

High Yield - Class C                     N/A      N/A    13.37%  12.45%  14.89%   13.37%  79.83% 300.77%

High Yield   -Institutional             8.30%     N/A    15.42%  13.01%  15.17%   15.42%  84.31% 310.46%

Strategic Income - Class A   12/31      N/A       N/A     4.05%   N/A    12.08%    4.05%   N/A    43.48%

Strategic Income - Class T              6.62%     N/A     5.50%   N/A    12.59%    5.50%   N/A    45.58%

Strategic Income - Class B              6.18%     N/A     3.67%   N/A    12.38%    3.67%   N/A    44.70%

Strategic Income - Class C              N/A       N/A     7.55%   N/A    13.09%    7.55%   N/A    47.61%

Strategic Income -                      7.01%     N/A     9.36%   N/A    14.03%    9.36%   N/A    51.55%
       Institutional

Mortgage Securities - Class A 10/31     N/A       N/A     3.57%  6.98%    8.48%    3.57%  40.13% 125.67%

Mortgage Securities - Class T           N/A       N/A     4.87%  7.25%    8.61%    4.87%  41.89% 128.50%

Mortgage Securities - Class B           N/A       N/A     3.20%  7.62%    8.95%    3.20%  44.39% 135.75%

Mortgage Securities -                   N/A       N/A     8.75%  8.03%    9.01%    8.75%  47.15% 136.96%
       Institutional

Mortgage Securities - Initial          6.40%      N/A     8.86%  8.05%    9.02%    8.86%  47.29% 137.20%

Government                    10/31     N/A       N/A     2.95%  5.65%    7.44%    2.95%  31.66% 104.86%
Investment - Class A

Government                             5.37%      N/A     4.20%  5.91%    7.56%    4.20%  33.23% 107.31%
Investment - Class T

Government                             4.92%      N/A     2.20%  5.83%    7.68%    2.20%  32.75% 109.65%
Investment - Class B

Government                              N/A       N/A     6.21%  6.16%    7.69%    6.21%  34.82% 109.81%
Investment - Class C

Government Investment -                5.83%      N/A     8.18%  6.76%    8.00%    8.18%  38.72% 115.85%
Institutional

Intermediate Bond - Class A   11/30    5.19%      N/A     1.84%  5.50%    7.68%    1.84%  30.67% 109.60%

Intermediate Bond - Class T            5.20%      N/A     2.65%  5.70%    7.79%    2.65%  31.95% 111.65%

Intermediate Bond - Class B            4.65%      N/A     1.85%  5.73%    7.80%    1.85%  32.13% 111.93%

Intermediate Bond - Class C            N/A        N/A     3.82%  5.74%    7.80%    3.82%  32.19% 112.02%

Intermediate Bond -                    5.64%      N/A     5.86%  6.67%    8.30%    5.86%  38.13% 121.90%
       Institutional

Short Fixed-Income - Class A  10/31    5.51%      N/A     4.05%  4.83%    6.75%    4.05%  26.57%  92.20%

Short Fixed-Income - Class T           5.43%      N/A     4.38%  4.91%    6.80%    4.38%  27.11%  93.01%

Short Fixed-Income - Class C           N/A        N/A     4.97%  5.23%    6.96%    4.97%  29.04%  95.95%

Short Fixed-Income -                   5.77%      N/A     6.24%  5.29%    6.99%    6.24%  29.42%  96.53%
       Institutional

Municipal Income - Class A   10/31     4.14%     6.47%    3.84%  5.87%    8.76%    3.84%  32.99% 131.61%

Municipal Income - Class T             4.18%     6.53%    5.08%  6.16%    8.91%    5.08%  34.84% 134.83%

Municipal Income - Class B             3.73%     5.83%    3.15%  6.04%    9.01%    3.15%  34.06% 136.95%

Municipal Income - Class C             N/A        N/A     7.17%  6.36%    9.01%    7.17%  36.10% 136.95%

Municipal Income -                     4.49%     7.02%    9.44%  6.99%    9.34%    9.44%  40.18% 144.13%
       Institutional

Municipal Bond - Initial     12/31     4.16%     6.50%    9.20%  6.83%    8.35%    9.20%  39.12% 123.09%

Intermediate Municipal       11/30     3.68%     5.75%    2.43%  4.72%    6.29%    2.43%  25.96%  84.08%
       Income - Class A

Intermediate Municipal                 3.63%     5.67%    3.29%  4.89%    6.38%    3.29%  26.99%  85.58%
       Income - Class T

Intermediate Municipal                 3.08%     4.81%    2.54%  4.97%    6.41%    2.54%  27.42%  86.22%
Income - Class B

Intermediate Municipal                 N/A        N/A     4.54%  4.97%    6.42%    4.54%  27.44%  86.26%
       Income - Class C

Intermediate Municipal                 3.98%     6.22%    6.48%  5.75%    6.82%    6.48%  32.28%  93.39%
       Income - Institutional

Short-Intermediate           11/30     3.47%     5.42%    2.72%  N/A      4.38%    2.72%   N/A    17.25%
Municipal Income - Class A

Short-Intermediate                     3.46%     5.41%    2.81%  N/A      4.40%    2.81%   N/A    17.33%
Municipal Income - Class T

Short-Intermediate Municipal           3.67%     5.73%    4.52%  N/A      4.89%    4.52%   N/A    19.40%
Income - Institutional


+ Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; October 31, 1994 for Strategic Income; March 16, 1994 for Short-Intermediate Municipal Income) through each fund's fiscal periods ended 1997.
1 Average annual and cumulative total returns for Class A include the effect of paying Class A's maximum front-end sales charge of 4.75% for Bond Funds, 3.75% for Intermediate-Term Bond Funds, and 1.50% for Short-Term Bond Funds.
 Average annual and cumulative total returns for Class T include the effect of paying Class T's maximum front-end sales charge of 3.50% for Bond Funds; 2.75% for Intermediate-Term Bond Funds; and 1.50% for Short-Term Bond Funds.
 Average annual and cumulative total returns for Class B include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Bond Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%; for Intermediate-Term Bond Funds for periods less than one year, 3%; one year to less than two years, 2%; two years to less than three years, 1%; three years or greater, 0%.
 Average annual and cumulative total returns for Class C include the effect of paying Class C's CDSC of 1% for shares redeemed within one year of purchase.
 Initial offering of Class A for each fund (except Mortgage Securities) took place on September 3, 1996. Class A returns prior to September 3, 1996 (except for Intermediate Bond and Intermediate Municipal Income) are those of Class T which reflect a 12b-1 fee of
0.   25    %    for Bond funds and 0.15% for Short-Term Bond
Funds    .    If Class A's 12b-1 fee had been reflected total returns
prior to September 3, 1996 for the Bond Funds would have been
higher.     For Intermediate Bond    and     Intermediate Municipal
Income returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
 Initial offering of Class A, Class T, and Class B of Mortgage
Securities took place on March 3, 1997. Class A, Class T   ,     and
Class B returns prior to March 3, 1997 are those of Initial Class
which has no 12b-1 fee. If Class A's, Class T's   ,     and Class B's
respective 12b-1 fees had been reflected, total returns prior to March 3, 1997 would have been lower.
 Initial offering of Class T of Intermediate Bond and Intermediate Municipal Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
 Initial offering of Class B of Intermediate Bond and Intermediate Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
 Initial offering of Class B of High Yield, Government Investment,
Municipal Income   ,     and Emerging Markets Income took place on
June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
 Class C of each fund (excep   t     Mortgage Securities, Municipal
Bond, and Short-Intermediate Municipal Income) commenced operations on November 3, 1997.
 Class C returns for Strategic Income prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total
returns    prior to November 3, 1997 through January 1, 1996     would
have been lower.
 Class C returns for High Yield, Government Investment, and Municipal
Income prior to    November     3, 1997 through June 30, 1994 are
those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had
been reflected, total returns    prior to November 3    , 1997 through
January 1, 1996 and prior to June 30, 1994 would have been lower.
 Class C returns for Emerging Markets Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%.
If Class C's 12b-1 fee had been reflected, total returns    prior to
November 3    , 1997 through    December 3    1, 199   5     and prior
to June 30, 1994 would have been lower.
 Class C returns for Short Fixed-Income    prior to November 3    ,
1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, total returns would have been lower.
 Class C returns for Intermediate Bond and Intermediate Municipal Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1,
1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns
   prior to November 3    , 1997    through January 1, 1996     and
prior to June 30, 1994 would have been lower.
 Initial offering of Institutional Class of High Yield, Strategic Income, Government Investment, Short Fixed-Income, Municipal Income, Emerging Markets Income, and Short-Intermediate Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25% for High Yield, Strategic Income, Government Investment, Emerging Markets Income, and Municipal Income; and 0.15% for Short Fixed-Income and
Short-Intermediate Municipal Income.    I    f Class T's 12b-1 fee had
not been reflected   , total returns prior to July 3, 1995 for
Institutional Class would have been higher.
 Initial offering of Institutional Class of Mortgage Securities took place on March 3, 1997. Institutional Class returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.
2 Yields and tax-equivalent yields shown for Class A shares include the effect of the applicable Class A front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class T shares include the effect of the applicable Class T front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class B and Class C include the effect of the applicable Class B or Class C 12b-1 fee, but not the CDSC.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the yields and total returns for those periods for
   Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Intermediate Municipal Income, and
Short-Intermediate Municipal Income     would have been lower. The
tables below shows what yields and tax-equivalent yields (if applicable) would have been if the class had not been in reimbursement.



                            Class A           Class T           Class B            Class C         Institutional Class
                        Yield* Tax-Equi    Yield* Tax-Equi    Yield* Tax-Equi     Yield* Tax-Equi    Yield* Tax-Equi
                               valent             valent             valent              valent             valent
                               Yield              Yield              Yield               Yield              Yield

   Strategic Income      N/A     N/A        N/A    N/A         N/A     N/A         N/A     N/A       7.01%   N/A

Government               N/A     N/A       5.31%   N/A        4.91%    N/A         N/A     N/A       5.83%   N/A
Investment

Intermediate Bond       3.67%    N/A        N/A    N/A        4.56%    N/A         N/A     N/A        N/A    N/A

   Short Fixed-Income   5.51%    N/A        N/A    N/A         **       **         N/A     N/A       5.77%   N/A

Municipal Income        2.89%    N/A        N/A    N/A         N/A     N/A         N/A     N/A       3.29%   5.14%

   Municipal Bond        ***     ***        ***    ***         ***     ***      (dagger) (dagger)     ***     ***

Intermediate            3.61%   5.64%      3.59%  5.61%       3.08%   4.81%        N/A     N/A       3.96%   6.19%
Municipal

Short-Intermediate      3.22%   5.03%      3.18%  4.97%         **      **         N/A     N/A       3.37%   5.27%
Municipal Income


   * See footnote 2 on page .
   ** Class B is not available for this fund.
   *** All Advisor classes were closed to both new and existing shareholders on November 1, 1997.
   (dagger) Class C is not available for this fund.
HISTORICAL EQUITY FUND RESULTS. The following table shows the total returns for each class of each equity fund for the annual period ended
October 31, November 30, or December 31   ,     as indicated below.




                                          Average Annual Total                             Cumulative Total
                                          Returns1                                         Returns1
                                Fiscal    One          Five         Ten                    One       Five Years   Ten
                                Year      Year         Years        Years/Life             Year                   Years/Life
                                Ended                               of Fund+                                      of Fund+




TechnoQuant - Class A           11/30     N/A          N/A            N/A                    N/A        N/A        7.26%

TechnoQuant - Class T                     N/A          N/A            N/A                    N/A        N/A        9.62%

TechnoQuant - Class B                     N/A          N/A            N/A                    N/A        N/A        8.10%

TechnoQuant - Class C                     N/A          N/A            N/A                    N/A        N/A       12.12%

TechnoQuant - Institutional Class         N/A          N/A            N/A                    N/A        N/A       14.00%

Overseas - Class A              10/31    10.23%       13.81%         7.89%                  10.23%     90.92%     77.18%

Overseas - Class T                       12.97%       14.38%         8.26%                  12.97%     95.80%     81.71%

Overseas - Class B                       11.41%       14.64%         8.56%                  11.41%     98.02%     85.62%

   Overseas - Class C                    15.41%       14.87%         8.56%                  15.41%    100.02%     85.62    %

Overseas - Institutional Class           17.73%       15.38%         8.88%                  17.73%    104.44%     89.73%

Mid Cap - Class A               11/30    15.21%        N/A          18.29%                  15.21%      N/A       34.80%

Mid Cap - Class T                        18.07%        N/A          19.93%                  18.07%      N/A       38.14%

Mid Cap - Class B                        16.67%        N/A          19.50%                  16.67%      N/A       37.26%

Mid Cap - Class C                        20.68%        N/A          21.45%                  20.68%      N/A       41.27%

Mid Cap - Institutional Class            23.04%        N/A          22.74%                  23.04%      N/A       43.96%

Equity Growth - Class A         11/30    12.84%       17.12%        23.37%                  12.84%     120.38%   716.82%

Equity Growth - Class T                  15.62%       17.70%        23.67%                  15.62%     125.84%   737.07%

Equity Growth - Class B                  14.09%       18.19%        24.04%                  14.09%     130.62%   762.19%

Equity Growth - Class C                  18.08%       18.39%        24.04%                  18.08%     132.62%   762.17%

Equity Growth -                          20.46%       19.35%        24.56%                  20.46%     142.20%   799.06%
Institutional Class

Growth Opportunities - Class A 11/30     15.28%       19.00%        21.64%                  15.28%     138.60%   609.28%

Growth Opportunities - Class T           17.86%       19.54%        21.92%                  17.86%     144.05%   625.50%

Growth Opportunities - Class B           16.63%       20.10%        22.30%                  16.63%     149.87%   648.75%

Growth Opportunities - Class C           20.68%       20.30%        22.31%                  20.68%     151.98%   649.06%

Growth Opportunities -                   22.75%       20.71%        22.52%                  22.75%     156.32%   661.97%
Institutional Class

Strategic Opportunities -Class A 11/30   19.58%       13.79%        14.90%                  19.58%      90.77%   301.11%

Strategic Opportunities - Class T        22.56%       14.36%        15.19%                  22.56%      95.61%    311.27%

Strategic Opportunities - Class B        21.33%       14.57%        15.41%                  21.33%      97.42%   319.29%

Strategic Opportunities    -             27.07%       15.74%        16.14%                  27.07%     107.66%   346.58%
Institutional Class

Strategic Opportunities - Initial        23.18%       15.03%        15.79%                  23.18%     101.37%   333.05%

Large Cap - Class A              11/30   11.99%        N/A          17.14%                  11.99%      N/A       32.49%

Large Cap - Class T                      14.73%        N/A          18.69%                  14.73%      N/A       35.61%

Large Cap - Class B                      13.18%        N/A          18.44%                  13.18%      N/A       35.10%

Large Cap - Class C                      17.18%        N/A          20.40%                  17.18%      N/A       39.10%

Large Cap - Institutional Class          19.39%        N/A          21.61%                  19.39%      N/A       41.60%

Growth & Income - Class A        11/30    N/A          N/A           N/A                     N/A        N/A       17.85%

Growth & Income - Class T                 N/A          N/A           N/A                     N/A        N/A       20.46%

Growth & Income - Class B                 N/A          N/A           N/A                     N/A        N/A       19.22%

Growth & Income - Class C                 N/A          N/A           N/A                     N/A        N/A       23.21%

Growth & Income -                         N/A          N/A           N/A                     N/A        N/A       25.26%
Institutional Class

Equity Income - Class A         11/30   15.03%       17.84%         15.67%                 15.03%     127.27%    328.68%

Equity Income - Class T                 17.84%       18.43%         15.96%                 17.84%     133.00%    339.49%

Equity Income - Class B                 16.52%       18.72%         16.19%                 16.52%     135.80%    348.55%

Equity Income - Class C                 20.56%       18.93%         16.20%                 20.56%     137.88%    348.71%

Equity Income - Institutional           22.87%       20.13%         16.80%                 22.87%     150.15%    372.57%

Balanced - Class A              10/31   14.03%        9.36%         13.02%                 14.03%      56.44%    240.09%

Balanced - Class T                      17.11%        9.96%         13.33%                 17.11%      60.76%    249.48%

Balanced - Class B                      15.54%       10.33%         13.66%                 15.54%      63.46%    259.70%

Balanced - Class C                      19.54%       10.60%         13.66%                 19.54%      65.46%    259.70%

Balanced - Institutional                21.97%       11.07%         13.90%                 21.97%      69.00%    267.41%


+ Life of fund figures are from commencement of operations (April 23, 1990 for Overseas; February 20, 1996 for Mid Cap and Large Cap; and December 31, 1996 for TechnoQuant Growth and Growth & Income) through the fiscal periods ended 1997.
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 5.75% for Equity Funds.
 Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Equity Funds.
 Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Equity Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%.
 Average annual and cumulative total returns for Class C shares include the effect of paying Class C's CDSC of 1% for shares redeemed within one year of purchase.
 Initial offering of Class A for each fund    (except TechnoQuant
Growth and Growth & Income)     took place on September 3, 1996. Class
A returns prior to September 3, 1996 (except for Equity Growth and Equity Income) are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher. For Equity Growth and Equity Income, Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
 Initial offering of Class T of Equity Growth and Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
 Initial offering of Class B of Equity Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50%
(0.65% prior to January 1, 1996). Class    B     returns prior to
September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
 Initial offering of Class B of Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
 Initial offering of Class B of Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1,
1996). If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
 Initial offering of Class B of Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
 Initial offering of Class B of Strategic Opportunities took place on
June 30, 1994. Class B returns prior to June 30, 1994    and through
August 20, 1986     are those of Class T which reflect a 12b-1 fee of
0.65%.    Class B returns prior to August 20, 1986 are those of
Initial Class which has no 12b-fee.     If Class B's 12b-1 fee had
been reflected, total returns prior to June 30, 1994 would have been lower.
 Initial offering of Class B of Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995, are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
 Class C of each fund (except Strategic Opportunities) commenced operations on November 3, 1997.
 Class C returns for TechnoQuant Growth, Mid Cap, Large Cap, and
Growth & Income    prior to     November 3, 1997 are those of
   C    lass B which reflect a 12b-1 fee of 1.00%.
 Class C returns for Equity Growth prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
 Class C returns for Growth Opportunities prior to November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50 (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
 Class C returns for Balanced    prior to November 3, 1997     through
December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
 Class C returns for Equity Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
 Class C returns for Overseas    prior to November 3, 1997     through
July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
    Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
 Initial offering of Institutional Class of Growth Opportunities,
    Balanced, and Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect
a 12b-1 fee of 0.65%.    If Institutional Class' 12b-fee had not been
reflected, total returns prior to July 3, 1995 would have been higher.
    Initial offering of Institutional Class of Strategic Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b-fee.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the total returns for those periods for TechnoQuant Growth, Overseas, Mid Cap, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average
(DJIA), and the cost of living as measured by the Consumer Price Index
(CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of the Bond Funds invest in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the Bond Funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the Bond Funds. Each of the Equity Funds has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund (except International Capital Appreciation) during the past 10 fiscal years ended 1997 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments with the exception of foreign tax withholdings have not been factored into the figures.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class A of TechnoQuant Growth would have grown to $   10,726    ,
including the effect of Class A's maximum 5.75% sales charge.
TECHNOQUANT GROWTH - CLASS A   INDICES




Period Ended  Value of     Value of       Value of      Total           S&P             DJIA             Cost
November 30   Initial      Reinvested     Reinvested    Value           500                              of
              $10,000      Dividend       Capital Gain                                                   Living**
              Investment   Distributions  Distributions

   1997*      $ 10,726    $ 0              $ 0          $ 10,726       $ 13,111        $ 12,334          $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of TechnoQuant Growth on December 31, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class T of TechnoQuant Growth would have grown to $   10,962    ,
including the effect of Class T's maximum 3.50% sales charge.
TECHNOQUANT GROWTH - CLASS T   INDICES



Period Ended   Value of   Value of       Value of        Total         S&P        DJIA             Cost
November 30    Initial    Reinvested     Reinvested      Value         500                         of
               $10,000    Dividend       Capital Gain                                              Living**
               Investment Distributions  Distributions


   1997*       $ 10,962   $ 0            $ 0            $ 10,962      $ 13,111   $ 12,334         $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of TechnoQuant Growth on December 31, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class B of TechnoQuant Growth would have grown to $   10,810,
including the effect of Class B's maximum applicable CDSC.
TECHNOQUANT GROWTH - CLASS B   INDICES




Period Ended   Value of     Value of        Value of        Total         S&P           DJIA           Cost
November 30    Initial      Reinvested      Reinvested      Value         500                          of
               $10,000      Dividend        Capital Gain                                               Living**
               Investment   Distributions   Distributions

   1997*       $ 10,810     $ 0             $ 0             $ 10,810      $ 13,111   $ 12,334        $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of TechnoQuant Growth on December 31, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class C of TechnoQuant Growth would have grown to $   11,212,
including the effect of Class C's maximum applicable CDSC    .
TECHNOQUANT GROWTH - CLASS C   INDICES




Period Ended   Value of     Value of        Value of        Total          S&P          DJIA            Cost
November 30    Initial      Reinvested      Reinvested      Value          500                          of
               $10,000      Dividend        Capital Gain                                                Living**
               Investment   Distributions   Distributions

1997   *       $ 11,212    $ 0              $ 0             $ 11,212       $ 13,111    $ 12,334         $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of TechnoQuant Growth on December 31, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.    Initial offering of
Class C of TechnoQuant Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment in Institutional Class of TechnoQuant Growth would have grown to
$   11,400    .
TECHNOQUANT GROWTH - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of      Value of      Value of        Total          S&P          DJIA          Cost
November 30    Initial       Reinvested    Reinvested      Value          500                        of
               $10,000       Dividend      Capital Gain                                              Living**
               Investment    Distributions Distributions

   1997*       $ 11,400      $ 0           $ 0            $ 11,400        $ 13,111     $ 12,334      $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of TechnoQuant Growth on December 31, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,000    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   0     for capital gain distributions.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1997, a hypothetical $10,000 investment in
Class A of Overseas would have grown to $   17,718    , including the
effect of Class A's 5.75% maximum sales charge.
OVERSEAS - CLASS A   INDICES


Period       Value of     Value of        Value of        Total        S&P       DJIA      Cost
Ended        Initial      Reinvested      Reinvested      Value        500                 of
October 31   $10,000      Dividend        Capital Gain                                     Living**
             Investment   Distributions   Distributions

   1997      $ 15,919     $ 959           $ 840           $ 17,718     $ 34,008 $ 34,273  $ 12,537

   1996        14,411       616             123             15,150       25,742   27,259    12,281

   1995        13,120       472             103             13,695       20,774   21,042    11,924

   1994        13,252       478               0             13,730       16,406   16,865    11,598

   1993        12,187       419               0             12,606       15,795   15,458    11,303

   1992         8,548       199               0              8,747       13,741   13,162    11,001

   1991         9,218        76               0              9,294       12,495   12,158    10,659

   1990*        9,001         0               0              9,001        9,359    9,347    10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Overseas on April 23, 1990, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,425    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   11,392    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   641     for dividends and $   697     for
capital gain distributions. Initial offering of Class A of Overseas took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher. Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1997, a hypothetical $10,000 investment in
Class T of Overseas would have grown to $   18,171    , including the
effect of Class T's 3.50% maximum sales charge.
OVERSEAS - CLASS T   INDICES


Period       Value of     Value of        Value of        Total        S&P           DJIA        Cost
Ended        Initial      Reinvested      Reinvested      Value        500                       of
October 31   $10,000      Dividend        Capital Gain                                           Living**
             Investment   Distributions   Distributions

   1997      $ 16,424     $ 885           $ 862           $ 18,171     $ 34,008      $ 34,273    $ 12,537

   1996        14,765       631             126             15,522       25,742        27,259      12,281

   1995        13,433       484             105             14,022       20,744        21,042      11,924

   1994        13,568       489               0             14,057       16,406        16,865      11,598

   1993        12,477       430               0             12,907       15,795        15,458      11,303

   1992         8,753       202               0              8,955       13,741        13,162      11,001

   1991         9,438        77               0              9,515       12,495        12,158      10,659

   1990*        9,216         0               0              9,216        9,359         9,347      10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Overseas on April 23, 1990, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   11,334    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   569     for dividends and $   714     for
capital gain distributions. Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1997, a hypothetical $10,000 investment in
Class B of Overseas would have grown to $   18,562    .
OVERSEAS - CLASS B   INDICES


Period       Value of     Value of        Value of        Total        S&P        DJIA        Cost
Ended        Initial      Reinvested      Reinvested      Value        500                    of
October 31   $10,000      Dividend        Capital Gain                                        Living**
             Investment   Distributions   Distributions

   1997      $ 16,690     $ 981           $ 891           $ 18,562     $ 34,008   $ 34,273   $ 12,537

   1996        15,060       756             129             15,945       25,742     27,259     12,281

   1995        13,920       502             109             14,531       20,744     21,042     11,924

   1994        14,060       507               0             14,567       16,406     16,865     11,598

   1993        12,930       445               0             13,375       15,795     15,458     11,303

   1992         9,070       210               0              9,280       13,741     13,162     11,001

   1991         9,780        80               0              9,860       12,495     12,158     10,659

   1990*        9,550         0               0              9,550        9,359      9,347     10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Overseas on April 23, 1990, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   11,451    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   650     for dividends and $   740     for
capital gain distributions. Initial offering of Class B of Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1997 a hypothetical $10,000 investment in
Class C of Overseas would have grown to $   18,562    .
OVERSEAS - CLASS C   INDICES


Period       Value of     Value of        Value of        Total         S&P         DJIA         Cost
Ended        Initial      Reinvested      Reinvested      Value         500                      of
October 31   $10,000      Dividend        Capital Gain                                           Living**
             Investment   Distributions   Distributions

1997         $    16,690  $ 981           $ 891          $ 18,562       $ 34,008    $ 34,273     $ 12,537

   1996           15,060    756             129            15,945         25,742      27,259       12,281

   1995           13,920    502             109            14,531         20,744      21,042       11,924

   1994           14,060    507               0            14,567         16,406      16,865       11,598

   1993           12,930    445               0            13,375         15,795      15,458       11,303

   1992            9,070    210               0             9,280         13,741      13,162       11,001

   1991            9,780     80               0             9,860         12,495      12,158       10,659

   1990*           9,550      0               0             9,550          9,359       9,347       10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Overseas on April 23, 1990, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   11,451    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   650     for dividends and $   740     for
capital gain distributions. Initial offering of Class C of Overseas
took place on November 3, 1997. Class C returns    prior to November
3, 1997     through July 3, 1995 are those of Class B which reflect a
12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1997, a hypothetical $10,000 investment in
Institutional Class of Overseas would have grown to $   18,973    .
OVERSEAS - INSTITUTIONAL CLASS   INDICES


Period       Value of     Value of        Value of        Total         S&P         DJIA        Cost
Ended        Initial      Reinvested      Reinvested      Value         500                     of
October 31   $10,000      Dividend        Capital Gain                                          Living**
             Investment   Distributions   Distributions

   1997      $ 16,920     $ 1,151         $ 902           $ 18,973      $ 34,008    $ 34,273   $ 12,537

   1996        15,200         785           130             16,115        25,742      27,259     12,281

   1995        13,970         504           109             14,583        20,744      21,042     11,924

   1994        14,060         507             0             14,567        16,406      16,865     11,598

   1993        12,930         445             0             13,375        15,795      15,458     11,303

   1992         9,070         210             0              9,280        13,741      13,162     11,001

   1991         9,780          80             0              9,860        12,495      12,158     10,659

   1990*        9,550           0             0              9,550         9,359       9,347     10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Overseas on April 23, 1990, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   11,589    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   780     for dividends and $   740     for capital gain
distributions. Initial offering of Institutional Class of Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. Prior to December 1, 1992, Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class A of Mid Cap would have grown to $   13,480    , including
the effect of Class A's maximum 5.75% sales charge.
MID CAP - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P                         DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500                                of
               $10,000      Dividend        Capital Gain                                               Living**
               Investment   Distributions   Distributions

   1997            $ 13,233 $ 12           $ 235           $ 13,480 $ 15,453           $ 14,837           $ 10,426

   1996*            11,027  0              0               11,027   12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Mid Cap on February 20, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,425    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,198    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   9     for dividends and $   189     for
capital gain distributions. Initial offering of Class A for Mid Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class T of Mid Cap would have grown to $   13,814    , including
the effect of Class T's maximum 3.50% sales charge.
MID CAP - CLASS T   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P            DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value   500                               of
               $10,000      Dividend        Capital Gain                                              Living**
               Investment   Distributions   Distributions

   1997            $ 13,597 $ 0           $ 217           $ 13,814  $ 15,453           $ 14,837           $ 10,426

   1996*            11,291  0             0               11,291    12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Mid Cap on February 20, 1996, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $10,174    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   174     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class B of Mid Cap would have grown to $   13,726    , including
the effect of Class B's maximum applicable CDSC.
MID CAP - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P              DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value   500                                  of
               $10,000      Dividend        Capital Gain                                                Living**
               Investment   Distributions   Distributions
   1997            $ 13,540           $ 0   $ 186           $ 13,726 $ 15,453           $ 14,837           $ 10,426

   1996*            11,610             0    0               11,610   12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Mid Cap on February 20, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,150    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   150     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class C of Mid Cap would have grown to $   14,127    .
MID CAP - CLASS C   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P               DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value   500                                  of
               $10,000      Dividend        Capital Gain                                                 Living**
               Investment   Distributions   Distributions
   1997            $ 13,941           $ 0    $ 186           $ 14,127 $ 15,453           $ 14,837           $ 10,426

   1996*            11,610             0      0               11,610  12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Mid Cap on February 20, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,150    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   150     for capital gain distributions. Initial offering of
Class C of Mid Cap took place on November 3, 1997. Class C returns
prior to November 3, 1997 are those of    C    lass B which reflect a
12b-1 fee of 1.00%.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Institutional Class of Mid Cap would have grown to $   14,396    .
MID CAP - INSTITUTIONAL CLASS   INDICES




Period Ended Value of     Value of        Value of        Total    S&P                DJIA               Cost
November 30  Initial      Reinvested      Reinvested      Value    500                                   of
             $10,000      Dividend        Capital Gain                                               Living**
             Investment   Distributions   Distributions

   1997          $ 14,120 $ 25            $ 251           $ 14,396  $ 15,453           $ 14,837           $ 10,426

1996*        11,700       0               0               11,700    12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mid Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,220    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   20     for dividends and $   200     for capital gain
distributions.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class A of Equity Growth would have grown to
$   81,682    , including the effect of Class A's maximum 5.75% sales
charge.
EQUITY GROWTH - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total      S&P            DJIA               Cost of
November 30    Initial      Reinvested      Reinvested      Value      500                               Living
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions
   1997           $ 49,111  $ 2,758           $ 29,813      $ 81,682   $ 55,623           $ 57,303           $ 13,995

   1996            42,565   1,808             23,849          68,222    43,282             46,910             13,744

   1995            37,843   1,515             17,986          57,344    33,851             35,730             13,310

   1994            27,097   969               12,572          40,638    24,712             25,688             12,990

   1993            28,028   1,002             10,974          40,004    24,457             24,627             12,634

   1992            25,016   789               9,128           34,933    22,213             21,471             12,305

   1991            23,068   689               5,123           28,880    18,745             18,258             11,941

   1990            14,774   441               3,281           18,496    15,575             15,610             11,594

   1989            16,456   393               1,153           18,002    16,137             15,875             10,910

   1988            11,420   11                800             12,231    12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Growth on December 1, 1987 assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   25,042    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   912     for
dividends and $   10,328     for capital gain distributions. Initial
offering of Class A of Equity Growth took place on September 3, 1996. Class A returns prior to September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class T of Equity Growth would have grown to
$   83,707    , including the effect of the Class T's maximum 3.50%
sales charge.
EQUITY GROWTH - CLASS T   INDICES


Period Ended   Value of     Value of        Value of        Total        S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value        500          of
               $10,000      Dividend        Capital Gain                              Living
               Investment   Distributions   Distributions

   1997           $ 50,555  $ 2,474           $ 30,678         $ 83,707  $ 55,623         $ 57,303           $ 13,995

   1996            43,590   1,853             24,424             69,867  43,282           46,910             13,744

   1995            38,746   1,552             18,415             58,713  33,851           35,730             13,310

   1994            27,744   991               12,873             41,608  24,712           25,688             12,990

   1993            28,697   1,027             11,236             40,960  24,457           24,627             12,634

   1992            25,613   808               9,346              35,767  22,213           21,471             12,305

   1991            23,619   705               5,245              29,569  18,745           18,258             11,941

   1990            15,127   452               3,359              18,938  15,575           15,610             11,594

   1989            16,849   402               1,180              18,431  16,137           15,875             10,910

   1988            11,693   11                819                12,523  12,333           11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Growth on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   25,104    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   749     for
dividends and $   10,574     for capital gain distributions. Initial
offering of Class T of Equity Growth took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class B of Equity Growth would have grown to
$   86,219    .
EQUITY GROWTH - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 52,073  $ 2,547           $ 31,599         $ 86,219  $ 55,623         $ 57,303           $ 13,995

   1996            45,171   1,920             25,310             72,401  43,282           46,910             13,744

   1995            40,151   1,609             19,083             60,843  33,851           35,730             13,310

   1994            28,750   1,029             13,339             43,118  24,712           25,688             12,990

   1993            29,738   1,063             11,644             42,445  24,457           24,627             12,634

   1992            26,542   837               9,685              37,064  22,213           21,471             12,305

   1991            24,476   731               5,435              30,642  18,745           18,258             11,941

   1990            15,675   468               3,481              19,624  15,575           15,610             11,594

   1989            17,460   417               1,223              19,100  16,137           15,875             10,910

   1988            12,117   11                849                12,977  12,333           11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Growth on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   25,653    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   776     for
dividends and $   10,958     for capital gain distributions. Initial
offering of Class B of Equity Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class C of Equity Growth would have grown to
$   86,217    .
EQUITY GROWTH - CLASS C   INDICES




Period Ended   Value of     Value of      Value of        Total       S&P                DJIA            Cost
November 30    Initial      Reinvested    Reinvested      Value       500                                of
               $10,000      Dividend      Capital Gain                                                   Living
               Investment   Distributions Distributions

1997            $    52,071 $ 2,547       $    31,599     $    86,217  $ 55,623        $    57,303        $    13,995

   1996             45,171  1,920             25,310           72,401   43,282             46,910             13,744

   1995             40,151  1,609             19,083           60,843   33,851             35,730             13,310

   1994             28,750  1,029             13,339           43,118   24,712             25,688             12,990

   1993             29,738  1,063             11,644           42,445   24,457             24,627             12,634

   1992             26,542  837               9,685            37,064   22,213             21,471             12,305

   1991             24,476  731               5,435            30,642   18,745             18,258             11,941

   1990             15,675  468               3,481            19,624   15,575             15,610             11,594

   1989             17,460  417               1,223            19,100   16,137             15,875             10,910

   1988             12,117  11                849              12,977   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Equity Growth on December 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   25,653    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   776     for
dividends and $   10,958     for capital gain distributions. Initial
offering of Class C of Equity Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Equity Growth would have
grown to $   89,906    .
EQUITY GROWTH - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of     Value of      Value of       Total       S&P              DJIA               Cost
November 30    Initial      Reinvested    Reinvested     Value       500                                 of
               $10,000      Dividend      Capital Gain                                                   Living
               Investment   Distributions Distributions

   1997            $ 53,286 $ 4,291           $ 32,329   $ 89,906    $ 55,623           $ 57,303           $ 13,995

   1996             45,887  3,052             25,699     74,638        43,282             46,910             13,744

   1995             40,716  2,311             19,337     62,364       33,851             35,730             13,310

   1994             29,133  1,232             13,508     43,873       24,712             25,688             12,990

   1993             29,980  1,103             11,738     42,821       24,457             24,627             12,634

   1992             26,583  837               9,700      37,120       22,213             21,471             12,305

   1991             24,476  731               5,435       30,642      18,745             18,258             11,941

   1990             15,675  468               3,481       19,624      15,575             15,610             11,594

   1989             17,460  417               1,223       19,100      16,137             15,875             10,910

   1988             12,117  11                849         12,977      12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Growth on December 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   26,808    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,482     for dividends and $   10,958     for capital gain
distributions.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class A of Growth Opportunities would have grown
to $   70,928    , including the effect of Class A's maximum 5.75%
sales charge.
GROWTH OPPORTUNITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 44,043  $ 4,500           $ 22,385     $ 70,928   $ 55,623           $ 57,303           $ 13,995

   1996            38,190    2,730             17,068       57,988     43,282             46,910             13,744

   1995            31,657    1,648             13,547       46,852     33,851             35,730             13,310

   1994            25,784    940               9,312        36,036     24,712             25,688             12,990

   1993            25,283    826               7,970        34,079     24,457             24,627             12,634

   1992            22,172    550               5,296        28,018     22,213             21,471             12,305

   1991            19,370    367               2,695        22,432     18,745             18,258             11,941

   1990            14,378    83                2,000        16,461     15,575             15,610             11,594

   1989            16,649    37                947          17,633     16,137             15,875             10,910

   1988            13,817    0                 0            13,817     12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Growth Opportunities on December 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   23,620    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,941     for
dividends and $   8,565     for capital gain distributions. Initial
offering of Class A of Growth Opportunities took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class T of Growth Opportunities would have grown
to $   72,550    , including the effect of Class T's maximum 3.50%
sales charge.
GROWTH OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 45,279  $ 4,273           $ 22,998        $ 72,550 $ 55,623           $ 57,303           $ 13,995

   1996            39,122     2,797             17,484         59,403   43,282             46,910             13,744

   1995            32,413     1,686             13,871         47,970   33,851             35,730             13,310

   1994            26,399     964               9,534          36,897   24,712             25,688             12,990

   1993            25,887     846               8,160          34,893   24,457             24,627             12,634

   1992            22,701     563               5,423          28,687   22,213             21,471             12,305

   1991            19,833     375               2,759          22,967   18,745             18,258             11,941

   1990            14,721     85                2,048          16,854   15,575             15,610             11,594

   1989            17,046     38                970            18,054   16,137             15,875             10,910

   1988            14,147     0                 0              14,147   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Growth Opportunities on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   23,665    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,803     for
dividends and $   8,769     for capital gain distributions.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class B of Growth Opportunities would have grown
to $   74,875    .
GROWTH OPPORTUNITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 46,730  $ 4,410           $ 23,735        $ 74,875 $ 55,623           $ 57,303           $ 13,995

   1996            40,541     2,899             18,118         61,558   43,282             46,910             13,744

   1995            33,588     1,748             14,374         49,710   33,851             35,730             13,310

   1994            27,357     998               9,880          38,235   24,712             25,688             12,990

   1993            26,826     876               8,456          36,158   24,457             24,627             12,634

   1992            23,524     584               5,619          29,727   22,213             21,471             12,305

   1991            20,552     389               2,859          23,800   18,745             18,258             11,941

   1990            15,255     88                2,122          17,465   15,575             15,610             11,594

   1989            17,665     39                1,005          18,709   16,137             15,875             10,910

   1988            14,660     0                 0              14,660   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Growth Opportunities on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   24,161    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,868     for
dividends and $   9,087     for capital gain distributions. Initial
offering of Class B of Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class C of Growth Opportunities would have grown
to $   74,906    .
GROWTH OPPORTUNITIES - CLASS C   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

1997           $    46,749  $ 4,412        $    23,745     $    74,906   $ 55,623   $ 57,303       $     13,995

   1996            40,541   2,898             18,118            61,558   43,282       46,910             13,744

   1995            33,588   1,748             14,374            49,710   33,851       35,730             13,310

   1994            27,357     998               9,880           38,235   24,712       25,688             12,990

   1993            26,826     876               8,456           36,158   24,457       24,627             12,634

   1992            23,524     583               5,619           29,727   22,213       21,471             12,305

   1991            20,552     389               2,859           23,800   18,745       18,258             11,941

   1990            15,255     88                2,122           17,465   15,575       15,610             11,594

   1989            17,665     40                1,005           18,709   16,137       15,875             10,910

   1988            14,660     0                 0               14,660   12,333       11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Growth Opportunities on December 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   24,161    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,868     for
dividends and $   9,087     for capital gain distributions. Initial
offering of Class C of Growth Opportunities took place on November 3, 1997. Class C returns prior to November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50 (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Growth Opportunities
would have grown to $   76,197    .
   GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS          INDICES



Period
Ended   Value of   Value of      Value of    Total        S&P      DJIA        Cost
November
30      Initial    Reinvested    Reinvested  Value        500                  of
        $10,000    Dividend      Capital Gain                                  Living
        Investment Distributions Distributions


1997    $ 47,038    $ 5,240    $ 23,919   $  76,197   $  55,623   $  57,303   $  13,995

1996     40,626      3,293      18,158      62,077      43,282      46,910      13,744

1995     33,705      1,754      14,424      49,883      33,851      35,730      13,310

1994     27,357      998        9,880       38,235      24,712      25,688      12,990

1993     26,826      876        8,456       36,158      24,457      24,627      12,634

1992     23,524      584        5,619       29,727      22,213      21,471      12,305

1991     20,552      389        2,859       23,800      18,745      18,258      11,941

1990     15,255      88         2,122       17,465      15,575      15,610      11,594

1989     17,665      39         1,005       18,709      16,137      15,875      10,910

1988     14,660      0          0           14,660      12,333      11,953      10,425



Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Growth Opportunities on December 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   24,771    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   2,261     for dividends and $   9,087     for capital gain
distributions. Initial offering of Institutional Class of Growth Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class A of Strategic Opportunities would have
grown to $   40,111    , including the effect of Class A's maximum
5.75% sales charge.
STRATEGIC OPPORTUNITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 17,460  $ 6,503           $ 16,148        $ 40,111 $ 55,623           $ 57,303           $ 13,995

   1996            15,778     5,353             10,485         31,616   43,282             46,910             13,744

   1995            15,924     4,920             9,374          30,218   33,851             35,730             13,310

   1994            12,148     3,336             6,841          22,325   24,712             25,688             12,990

   1993            14,122     3,391             6,016          23,529   24,457             24,627             12,634

   1992            13,030     2,522             4,264          19,816   22,213             21,471             12,305

   1991            12,973     1,914             1,915          16,802   18,745             18,258             11,941

   1990            11,399     1,080             1,683          14,162   15,575             15,610             11,594

   1989            12,535     762               1,850          15,147   16,137             15,875             10,910

   1988            10,091     187               1,490          11,768   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Opportunities on December 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in
Class A shares was $   9,425    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   25,788    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,066     for
dividends and $   7,159     for capital gain distributions. Initial
offering of Class A of Strategic Opportunities took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class T of Strategic Opportunities would have
grown to $   41,127    , including the effect of Class T's maximum
3.50% sales charge.
STRATEGIC OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 18,052  $ 6,429           $ 16,646        $ 41,127 $ 55,623          $  57,303          $  13,995

   1996            16,161     5,482             10,740         32,383   43,282             46,910             13,744

   1995            16,304     5,037             9,598          30,939   33,851             35,730             13,310

   1994            12,438     3,415             7,005          22,858   24,712             25,688             12,990

   1993            14,459     3,472             6,159          24,090   24,457             24,627             12,634

   1992            13,341     2,582             4,366          20,289   22,213             21,471             12,305

   1991            13,283     1,959             1,961          17,203   18,745             18,258             11,941

   1990            11,671     1,106             1,723          14,500   15,575             15,610             11,594

   1989            12,834     781               1,894          15,509   16,137             15,875             10,910

   1988            10,332     192               1,525          12,049   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Opportunities on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in
Class T shares was $   9,650    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   25,920    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,022     for
dividends and $   7,330     for capital gain distributions.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class B of Strategic Opportunities would have
grown to $   41,929    .
STRATEGIC OPPORTUNITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 18,337  $ 6,556           $ 17,036        $ 41,929 $ 55,623          $  57,303          $  13,995

   1996            16,451     5,777             10,961         33,189   43,282             46,910             13,744

   1995            16,687     5,357             9,827          31,871   33,851             35,730             13,310

   1994            12,875     3,537             7,251          23,663   24,712             25,688             12,990

   1993            14,983     3,598             6,383          24,964   24,457             24,627             12,634

   1992            13,825     2,676             4,524          21,025   22,213             21,471             12,305

   1991            13,764     2,031             2,032          17,827   18,745             18,258             11,941

   1990            12,094     1,147             1,785          15,026   15,575             15,610             11,594

   1989            13,300     809               1,963          16,072   16,137             15,875             10,910

   1988            10,707     199               1,580          12,486   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Opportunities on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   26,505    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,125     for
dividends and $   7,596     for capital gain distributions. Initial
offering of Class B of Strategic Opportunities took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower. During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Strategic Opportunities
would have grown to $   44,658    .
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 18,676  $ 8,362           $ 17,620       $  44,658 $ 55,623          $  57,303          $  13,995

   1996            16,824     6,998             11,322         35,144   43,282             46,910             13,744

   1995            17,006     6,321             10,100         33,427   33,851             35,730             13,310

   1994            12,999     4,180             7,382          24,561   24,712             25,688             12,990

   1993            15,040     4,211             6,441          25,692   24,457             24,627             12,634

   1992            13,876     3,079             4,551          21,506   22,213             21,471             12,305

   1991            13,809     2,319             2,024          18,152   18,745             18,258             11,941

   1990            12,142     1,310             1,780          15,232   15,575             15,610             11,594

   1989            13,880     858               1,961          16,199   16,137             15,875             10,910

   1988            10,723     205               1,572          12,500   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Opportunities on December 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   28,050    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,841     for dividends and $   7,575     for capital gain
distributions. Initial offering of Institutional Class of Strategic Opportunities took place on July 3, 1995. Institutional Class returns
prior to July 3, 1995 are those of    Initial Class which has no 12b-1
fee.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Initial Class of Strategic Opportunities would
have grown to $   43,305    , including the effect of Initial Class's
maximum 3.50% sales charge.
STRATEGIC OPPORTUNITIES - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 18,208  $ 8,027           $ 17,070        $ 43,305 $ 55,623          $  57,303          $  13,995

   1996            16,284     6,700             10,941         33,925   43,282             46,910             13,744

   1995            16,413     6,100             9,747          32,260   33,851             35,730             13,310

   1994            12,544     4,034             7,123          23,701   24,712             25,688             12,990

   1993            14,514     4,064             6,215          24,793   24,457             24,627             12,634

   1992            13,390     2,972             4,391          20,753   22,213             21,471             12,305

   1991            13,325     2,239             1,953          17,517   18,745             18,258             11,941

   1990            11,717     1,263             1,718          14,698   15,575             15,610             11,594

   1989            12,912      827               1,893         15,632   16,137             15,875             10,910

   1988            10,348      198               1,517         12,063   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Strategic Opportunities on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested
in Initial Class shares was $   9,650    .The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   27,251    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,656     for dividends and $   7,286     for capital gain
distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class A of Large Cap would have grown to $   13,249    , including
the effect of Class A's maximum 5.75% sales charge.
LARGE CAP - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living**
               Investment   Distributions   Distributions

   1997            $ 13,157 $ 0               $ 92           $ 13,249  $ 15,453           $ 14,837           $ 10,426

   1996*            11,150   0                 0              11,150   12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Large Cap on February 20, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,076    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   75     for capital gain distributions. Initial offering of
Class A of Large Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class T of Large Cap would have grown to $   13,561    , including
the effect of Class T's maximum 3.50% sales charge.
LARGE CAP - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions

   1997            $ 13,491  $ 0              $ 70           $ 13,561  $ 15,453           $ 14,837           $ 10,426

   1996*            11,406    0                0              11,406   12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Large Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,058    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   58     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class B of Large Cap would have grown to $   13,510, including the
effect of Class B's maximum applicable CDSC.
LARGE CAP - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living**
               Investment   Distributions   Distributions

   1997            $ 13,450  $ 0               $ 60           $ 13,510 $ 15,453           $ 14,837           $ 10,426

   1996*            11,770    0                 0              11,770  12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Large Cap on February 20, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,050    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   50     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class C of Large Cap would have grown to $   13,910    .
LARGE CAP - CLASS C   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living**
               Investment   Distributions   Distributions

   1997            $ 13,850 $ 0                 $ 60        $ 13,910   $ 15,453           $ 14,837           $ 10,426

   1996*            11,770  0                    0           11,770     12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Large Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,050    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   50     for
capital gain distributions. Initial offering of Class C of Large Cap took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Large Cap would have grown to
$   14,160    .
LARGE CAP - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living**
               Investment   Distributions   Distributions

   1997            $ 14,050  $ 0              $ 110           $ 14,160 $ 15,453           $ 14,837           $ 10,426

   1996*            11,860    0                0               11,860   12,025             12,146             10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Large Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,090    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   90     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class A of Growth & Income would have grown to $   11,785    ,
including the effect of Class A's maximum 5.75% sales charge.
GROWTH & INCOME - CLASS A   INDICES




Period Ended   Value of     Value of        Value of        Total    S&P             DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value    500                                of
               $10,000      Dividend        Capital Gain                                               Living**
               Investment   Distributions   Distributions

   1997*           $ 11,753 $ 32            $ 0             $ 11,785  $ 13,111           $ 12,334           $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Growth & Income on December 31, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,028    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   28     for
dividends and $   0     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class T of Growth & Income would have grown to $   12,046    ,
including the effect of Class T's maximum 3.50% sales charge.
GROWTH & INCOME - CLASS T   INDICES




Period Ended   Value of     Value of        Value of        Total    S&P             DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value    500                                of
               $10,000      Dividend        Capital Gain                                                Living**
               Investment   Distributions   Distributions

   1997*           $ 12,024 $ 22            $ 0             $ 12,046  $ 13,111           $ 12,334           $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Growth & Income on December 31, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,019    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   19     for
dividends and $   0     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class B of Growth & Income would have grown to $   11,922,
including the effect of Class B's maximum applicable CDSC.
GROWTH & INCOME - CLASS B   INDICES




Period Ended   Value of     Value of        Value of        Total    S&P              DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value    500                                 of
               $10,000      Dividend        Capital Gain                                                Living**
               Investment   Distributions   Distributions

   1997*           $ 11,910 $ 12            $ 0             $ 11,922  $ 13,111           $ 12,334           $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Growth & Income on December 31, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,010    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   0     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment
in Class C of Growth & Income would have grown to $   12,321,
including the effect of Class C's maximum applicable CDSC.
GROWTH & INCOME - CLASS C   INDICES




Period Ended   Value of     Value of        Value of        Total  S&P                DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value  500                                   of
               $10,000      Dividend        Capital Gain
Living**
               Investment   Distributions   Distributions


   1997*           $ 12,309 $ 12            $ 0             $ 12,321 $ 13,111           $ 12,334           $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Growth & Income on December 31, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,010    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   12     for
dividends and $   0     for capital gain distributions.    Initial
offering of Class C of Growth & Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Growth & Income would have grown to
$   12,526    .
GROWTH & INCOME - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of     Value of        Value of        Total  S&P                DJIA               Cost
November 30    Initial      Reinvested      Reinvested      Value  500                                   of
               $10,000      Dividend        Capital Gain                                                Living**
               Investment   Distributions   Distributions

   1997*           $ 12,470 $ 56            $ 0             $ 12,526 $ 13,111           $ 12,334           $ 10,183


* From December 31, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Growth    & Income     on December 31, 1996,
the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,050    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   50     for dividends and $   0     for capital gain distributions.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class A of Equity Income would have grown to
$   42,868    , including the effect of Class A's maximum 5.75% sales
charge.
EQUITY INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions


   1997           $ 23,015 $ 12,474           $ 7,379        $ 42,868  $ 55,623           $ 57,303           $ 13,995

   1996            19,643   10,129             5,351          35,123    43,282             46,910             13,744

   1995            17,203    8,368              3,995         29,566    33,851             35,730             13,310

   1994            13,762    6,288              2,787         22,837    24,712             25,688             12,990

   1993            12,814    5,574              2,595         20,983    24,457             24,627             12,634

   1992            11,089    4,443              2,246         17,778    22,213             21,471             12,305

   1991            9,554     3,237              1,935         14,726    18,745             18,258             11,941

   1990            8,209     2,104              1,663         11,976    15,575             15,610             11,594

   1989            10,580    1,710              1,783         14,073    16,137             15,875             10,910

   1988            9,572     784                1,613         11,969    12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Income on December 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,843    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,113     for
dividends and $   2,828     for capital gain distributions. Initial
offering of Class A of Equity Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% for prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class T of Equity Income would have grown to
$   43,949    , including the effect of Class T's maximum 3.50% sales
charge.
EQUITY INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 23,706  $ 12,649           $ 7,594        $ 43,949 $ 55,623           $ 57,303           $ 13,995

   1996            20,156     10,342             5,491         35,989   43,282             46,910             13,744

   1995            17,614     8,567              4,090         30,271   33,851             35,730             13,310

   1994            14,091     6,437              2,854         23,382   24,712             25,688             12,990

   1993            13,120     5,707              2,657         21,484   24,457             24,627             12,634

   1992            11,354     4,548              2,300         18,202   22,213             21,471             12,305

   1991            9,782      3,315              1,981         15,078   18,745             18,258             11,941

   1990            8,405      2,154              1,702         12,261   15,575             15,610             11,594

   1989            10,833     1,750              1,826         14,409   16,137             15,875             10,910

   1988            9,800       802               1,652         12,254   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Income on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,915    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,123     for
dividends and $   2,896     for capital gain distributions. Initial
offering of Class T of Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class B of Equity Income would have grown to
$   44,855    .
EQUITY INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 24,456  $ 12,566           $ 7,833        $ 44,855 $ 55,623           $ 57,303           $ 13,995

   1996            20,796     10,449             5,666         36,911   43,282             46,910             13,744

   1995            18,207     8,787              4,229         31,223   33,851             35,730             13,310

   1994            14,584     6,677              2,954         24,215   24,712             25,688             12,990

   1993            13,596     5,913              2,754         22,263   24,457             24,627             12,634

   1992            11,766     4,713              2,383         18,862   22,213             21,471             12,305

   1991            10,137     3,435              2,053         15,625   18,745             18,258             11,941

   1990            8,710      2,232              1,764         12,706   15,575             15,610             11,594

   1989            11,226     1,814              1,892         14,932   16,137             15,875             10,910

   1988            10,156     831                1,712         12,699   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Income on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,872    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,053     for
dividends and $   3,001     for capital gain distributions. Initial
offering of Class B of Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class C of Equity Income would have grown to
$   44,871    .
EQUITY INCOME - CLASS C   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

1997           $    24,464  $ 12,572        $    7,835     $   44,871  $ 55,623        $    57,303        $    13,995

   1996            20,796     10,449             5,666          36,911  43,282             46,910             13,744

   1995            18,207     8,787              4,229          31,223  33,851             35,730             13,310

   1994            14,584     6,677              2,954          24,215  24,712             25,688             12,990

   1993            13,596     5,913              2,754          22,263  24,457             24,627             12,634

   1992            11,766     4,713              2,383          18,862  22,213             21,471             12,305

   1991            10,137     3,435              2,053          15,625  18,745             18,258             11,941

   1990            8,710      2,232              1,764          12,706  15,575             15,610             11,594

   1989            11,226     1,814              1,892          14,932  16,137             15,875             10,910

   1988            10,156     831                1,712          12,699  12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Equity Income on December 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,872    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,053     for
dividends and $   3,001     for capital gain distributions. Initial
offering of Class C of Equity Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Equity Income would have
grown to $   47,257    .
EQUITY INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
November 30    Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 24,767  $ 14,519           $ 7,971        $ 47,257 $ 55,623           $ 57,303           $ 13,995

   1996            21,043     11,671             5,747         38,461   43,282             46,910             13,744

   1995            18,381     9,521              4,272         32,174   33,851             35,730             13,310

   1994            14,703     6,987              2,978         24,668   24,712             25,688             12,990

   1993            13,660     6,036              2,767         22,463   24,457             24,627             12,634

   1992            11,784     4,721              2,387         18,892   22,213             21,471             12,305

   1991            10,137     3,435              2,053         15,625   18,745             18,258             11,941

   1990            8,710      2,232              1,764         12,706   15,575             15,610             11,594

   1989            11,226     1,814              1,892         14,932   16,137             15,875             10,910

   1988            10,156       831              1,712         12,699   12,333             11,953             10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Income on December 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   21,228    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,776     for dividends and $   3,001     for capital gain
distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class A of Balanced would have grown to
$   34,009    , including the effect of Class A's maximum 5.75% sales
charge.
BALANCED - CLASS A   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
October 31     Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 18,720  $ 10,873           $ 4,416        $ 34,009 $ 48,782           $ 50,221           $ 14,016

   1996            16,015     8,507              3,588         28,110   36,924             39,944             13,729

   1995            15,276     7,084              3,373         25,733   29,755             30,834             13,330

   1994            14,647     5,977              3,235         23,859   23,533             24,713             12,966

   1993            15,885     5,901              2,732         24,518   22,657             22,651             12,637

   1992            14,387     4,525              1,577         20,489   19,710             19,286             12,298

   1991            14,108     3,791              683           18,582   17,923             17,816             11,917

   1990            10,393     2,215              503           13,111   13,424             13,696             11,578

   1989            12,750     1,370              0             14,120   14,511             14,271             10,893

   1988            11,052       603              0             11,655   11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Balanced on November 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,425    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   21,055    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   5,681     for dividends and $   2,346
for capital gain distributions. Initial offering of Class A of Balanced took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class T of Balanced would have grown to
$   34,948    , including the effect of Class T's maximum 3.50% sales
charge.
BALANCED - CLASS T   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
October 31     Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 19,208  $ 11,209           $ 4,531        $ 34,948 $ 48,782           $ 50,221           $ 14,016

   1996            16,427     8,689              3,681         28,797   36,924             39,944             13,729

   1995            15,640     7,253              3,454         26,347   29,755             30,834             13,330

   1994            14,996     6,121              3,312         24,429   23,533             24,713             12,966

   1993            16,264     6,042              2,797         25,103   22,657             22,651             12,637

   1992            14,731     4,633              1,615         20,979   19,710             19,286             12,298

   1991            14,444     3,882              699           19,025   17,923             17,816             11,917

   1990            10,642     2,267              515           13,424   13,424             13,696             11,578

   1989            13,054     1,403              0             14,457   14,511             14,271             10,893

   1988            11,316     617                0             11,933   11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Balanced on November 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   21,374    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   5,487     for dividends and $   2,402
for capital gain distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class B of Balanced would have grown to
$   35,970    .
BALANCED - CLASS B   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
October 31     Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 19,844  $ 11,445           $ 4,681        $ 35,970 $ 48,782           $ 50,221           $ 14,016

   1996            17,023     9,005              3,814         29,842   36,924             39,944             13,729

   1995            16,208     7,515              3,579         27,302   29,755             30,834             13,330

   1994            15,540     6,343              3,432         25,315   23,533             24,713             12,966

   1993            16,854     6,260              2,899         26,013   22,657             22,651             12,637

   1992            15,265     4,800              1,674         21,739   19,710             19,286             12,298

   1991            14,968     4,023              724           19,715   17,923             17,816             11,917

   1990            11,028     2,349              534           13,911   13,424             13,696             11,578

   1989            13,528     1,453              0             14,981   14,511             14,271             10,893

   1988            11,727     639                0             12,366   11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Balanced on November 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,653    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,986     for
dividends and $   2,489     for capital gain distributions. Initial
offering of Class B of Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class C of Balanced would have grown to
$   35,970    .
BALANCED - CLASS C   INDICES




Period Ended   Value of     Value of      Value of     Total         S&P              DJIA               Cost
October 31     Initial      Reinvested    Reinvested   Value         500                                 of
               $10,000      Dividend      Capital Gain                                                  Living
               Investment   Distributions Distributions

1997            $    19,844 $ 11,445      $    4,681     $    35,970 $ 48,782        $    50,221        $    14,016

   1996             17,023    9,005            3,814          29,842   36,924             39,944             13,729

   1995             16,208    7,515            3,579          27,302   29,755             30,834             13,330

   1994             15,540    6,343            3,432          25,315   23,533             24,713             12,966

   1993             16,854    6,260            2,899          26,013   22,657             22,651             12,637

   1992             15,265    4,800            1,674          21,739   19,710             19,286             12,298

   1991             14,968    4,023            724            19,715   17,923             17,816             11,917

   1990             11,028    2,349            534            13,911   13,424             13,696             11,578

   1989             13,528    1,453            0              14,981   14,511             14,271             10,893

   1988             11,727    639              0              12,366   11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Balanced on November 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,653    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,986     for
dividends and $   2,489     for capital gain distributions. Initial
offering of Class C of Balanced took place on November 3, 1997. Class
C returns    prior to November 3, 1997     through December 31, 1996
are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Institutional Class of Balanced would have grown
to $   36,741    .
BALANCED - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Value of        Total   S&P   DJIA   Cost
October 31     Initial      Reinvested      Reinvested      Value   500          of
               $10,000      Dividend        Capital Gain                         Living
               Investment   Distributions   Distributions

   1997           $ 19,968  $ 12,062           $ 4,711        $ 36,741 $ 48,782           $ 50,221           $ 14,016

   1996            17,066     9,234              3,824         30,124   36,924             39,944             13,729

   1995            16,314     7,617              3,603         27,534   29,755             30,834             13,330

   1994            15,540     6,343              3,432         25,315   23,533             24,713             12,966

   1993            16,854     6,260              2,899         26,013   22,657             22,651             12,637

   1992            15,265     4,800              1,674         21,739   19,710             19,286             12,298

   1991            14,968     4,023              724           19,715   17,923             17,816             11,917

   1990            11,028     2,349              534           13,911   13,424             13,696             11,578

   1989            13,528     1,453              0             14,981   14,511             14,271             10,893

   1988            11,727     639                0             12,366   11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Balanced on November 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   22,152    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,261     for dividends and $   2,489     for capital gain
distributions. Initial offering of Institutional Class of Balanced took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class A of Emerging Markets Income would have grown to $   17,086    ,
including the effect of Class A's maximum 4.75% sales charge.
EMERGING MARKETS INCOME - CLASS A   INDICES


Period        Value of     Value of        Value of        Total   S&P   DJIA   Cost
Ended         Initial      Reinvested      Reinvested      Value   500          of
December 31   $10,000      Dividend        Capital Gain                         Living**
              Investment   Distributions   Distributions

   1997     $ 10,592           $ 3,802     $ 2,692          $ 17,086 $ 22,864           $ 22,483           $ 10,995

   1996       11,163             2,715       786             14,664    17,144             18,007             10,811

   1995       8,839              1,374       229             10,442    13,943             13,991             10,464

   1994*      9,068              457         235             9,760     10,134             10,233             10,204


* From March 10, 1994 (commencement of operations).
** From month-end preceding commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class A of Emerging Markets Income on March 10, 1994, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   16,227    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,864     for
dividends and $   2,029     for capital gain distributions. Initial
offering of Class A for Emerging Markets Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class T of Emerging Markets Income would have grown to $   17,302    ,
including the effect of Class T's maximum 3.50% sales charge.
EMERGING MARKETS INCOME - CLASS T   INDICES




Period      Value of     Value of      Value of      Total        S&P                DJIA               Cost
Ended       Initial      Reinvested    Reinvested    Value        500                                   of
December 31 $10,000      Dividend      Capital Gain                                                     Living**
            Investment   Distributions Distributions

   1997         $ 10,721 $ 3,853           $ 2,728   $ 17,302 $ 22,864           $ 22,483           $ 10,995

   1996          11,300    2,757             797       14,854   17,144             18,007             10,811

   1995          8,955     1,392             232       10,579   13,943             13,991             10,464

   1994*     9,187           463               238      9,888   10,134             10,233             10,204


* From March 10, 1994 (commencement of operations).
** From month-end preceding commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class T of Emerging Markets Income on March 10, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   16,313    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,903     for
dividends and $   2,055     for capital gain distributions.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class B of Emerging Markets Income would have grown to $   17,217    .
EMERGING MARKETS INCOME - CLASS B   INDICES




Period         Value of     Value of      Value of          Total  S&P                DJIA               Cost
Ended          Initial      Reinvested    Reinvested        Value  500                                   of
December 31    $10,000      Dividend      Capital Gain                                               Living**
               Investment   Distributions Distributions

   1997            $ 10,860 $ 3,591           $ 2,766   $ 17,217  $ 22,864           $ 22,483           $ 10,995

   1996             11,750   2,574             816        15,140    17,144             18,007             10,811

   1995             9,300   1,304              240        10,844    13,943             13,991             10,464

   1994*            9,520   428                246        10,194    10,134             10,233             10,204


* From March 10, 1994 (commencement of operations).
** From month-end preceding commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class B of Emerging Markets Income on March 10, 1994, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   16,092    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,733     for
dividends and $   2,130     for capital gain distributions. Initial
offering of Class B of Emerging Markets Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower. During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class C of Emerging Markets Income would have grown to $   17,503    .
EMERGING MARKETS INCOME - CLASS C   INDICES




Period         Value of     Value of      Value of      Total      S&P                DJIA               Cost
Ended          Initial      Reinvested    Reinvested    Value      500                                   of
December 31    $10,000      Dividend      Capital Gain                                               Living**
               Investment   Distributions Distributions

   1997            $ 11,147 $ 3,585           $ 2,771   $ 17,503  $ 22,864           $ 22,483           $ 10,995

   1996             11,750    2,574            816        15,140    17,144             18,007             10,811

   1995             9,300     1,304            240        10,844    13,943             13,991             10,464

   1994*            9,520     428              246        10,194    10,134             10,233             10,204


* From March 10, 1994 (commencement of operations).
** From month-end preceding commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class C of Emerging Markets Income on March 10, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   16,098    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,732     for
dividends and    $2,134     for capital gain distributions. Initial
offering of Class C of Emerging Markets Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's
12b-1 fee had been reflected, total returns    prior to November
3,     1997 through prior to January 1, 1996 and prior to June 30,
1994 would have been lower.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in Institutional Class of Emerging Markets Income would have grown to
$   17,977    .
EMERGING MARKETS INCOME - INSTITUTIONAL CLASS   INDICES




Period         Value of      Value of      Value of        Total          S&P         DJIA               Cost
Ended          Initial       Reinvested    Reinvested      Value          500                        of
December 31    $10,000       Dividend      Capital Gain                                                 Living**
               Investment    Distributions Distributions

   1997            $ 11,060  $ 4,076           $ 2,841        $  17,977 $ 22,864    $  22,483          $  10,995

   1996             11,650    2,909             826             15,385    17,144     18,007             10,811
   1995             9,280     1,452             241             10,973    13,943     13,991             10,464

   1994*            9,520     480               247             10,247    10,134     10,233             10,204


* From March 10, 1994 (commencement of operations).
** From month-end preceding commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Emerging Markets Income on March 10, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   16,648    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,072     for dividends and $   2,130     for capital gain
distributions. Initial offering of Institutional Class of Emerging Markets Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class A of High Yield would have grown to
$   39,172    , including the effect of Class A's maximum 4.75% sales
charge.
HIGH YIELD - CLASS A   INDICES




Period Ended   Value of      Value of      Value of       Total    S&P                DJIA               Cost
October 31     Initial       Reinvested    Reinvested     Value    500                                   of
               $10,000       Dividend      Capital Gain                                                 Living**
               Investment    Distributions Distributions

   1997            $ 13,549 $ 24,309           $ 1,314  $ 39,172  $ 48,782           $ 50,221           $ 14,016

   1996             12,889    20,037             1,083    34,009   36,924             39,944             13,729

   1995             12,480    16,649             1,049    30,178   29,755             30,834             13,330

   1994             11,757    13,484             988      26,229    23,533             24,713             12,966

   1993             12,585    12,477             492      25,554    22,657             22,651             12,637

   1992             11,600     9,612              0       21,212    19,710             19,286             12,298

   1991             10,604     6,789              0       17,393   17,923             17,816             11,917

   1990             8,540     3,912              0        12,452    13,424             13,696             11,578

   1989             9,399     2,624              0        12,023    14,511             14,271             10,893

   1988             10,332    1,302              0        11,634    11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of High Yield on November 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   31,488    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   11,177     for
dividends and $   576     for capital gain distributions. Initial
offering of Class A of High Yield took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been lower.
During the 10-year period ended from October 31, 1997, a hypothetical $10,000 investment in Class T of High Yield would have grown to
$   39,775    , including the effect of Class T's maximum 3.50% sales
charge.
HIGH YIELD - CLASS T   INDICES




Period Ended   Value of     Value of           Value of          Total    S&P         DJIA               Cost
October 31     Initial      Reinvested         Reinvested        Value    500                            of
               $10,000      Dividend           Capital Gain                                             Living**
               Investment   Distributions      Distributions

   1997            $ 13,737 $ 24,705           $ 1,333        $ 39,775 $ 48,782           $ 50,221           $ 14,016

   1996             13,068  20,358             1,098            34,524  36,924             39,944             13,729

   1995             12,644  16,867             1,063            30,574  29,755             30,834             13,330

   1994             11,911  13,661             1,001             26,573 23,533             24,713             12,966

   1993             12,750  12,641             498               25,889 22,657             22,651             12,637

   1992             11,752  9,739              0                 21,491 19,710             19,286             12,298

   1991             10,743  6,878              0                 17,621 17,923             17,816             11,917

   1990             8,652   3,964              0                 12,616 13,424             13,696             11,578

   1989             9,523   2,657              0                 12,180 14,511             14,271             10,893

   1988             10,467  1,320              0                 11,787 11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of High Yield on November 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   31,827    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   11,344     for
dividends and $   584     for capital gain distributions.
During the 10-year period ended from October 31, 1997, a hypothetical $10,000 investment in Class B of High Yield would have grown to
$   40,076    .
HIGH YIELD - CLASS B   INDICES




Period Ended   Value of     Value of      Value of          Total  S&P                DJIA               Cost
October 31     Initial      Reinvested    Reinvested        Value  500                                   of
               $10,000      Dividend      Capital Gain                                                 Living**
               Investment   Distributions Distributions

   1997            $ 14,180 $ 24,523          $ 1,373   $ 40,076       $ 48,782           $ 50,221           $ 14,016

   1996             13,509  20,405             1,135    35,049          36,924             39,944             13,729

   1995             13,080  17,087             1,099     31,266         29,755             30,834             13,330

   1994             12,332  14,029             1,036    27,397          23,533             24,713             12,966

   1993             13,212  13,100             516      26,828          22,657             22,651             12,637

   1992             12,178  10,092             0        22,270          19,710             19,286             12,298

   1991             11,133  7,127              0        18,260          17,923             17,816             11,917

   1990             8,966   4,107              0        13,073          13,424             13,696             11,578

   1989             9,868  2,754              0         12,622          14,511             14,271             10,893

   1988             10,847 1,367              0         12,214          11,481             11,172             10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of High Yield on November 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   31,695    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   11,432     for
dividends and $   605     for capital gain distributions. Initial
offering of Class B of High Yield took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class C of High Yield would have grown to
$   40,077    .
HIGH YIELD - CLASS C   INDICES




Period Ended   Value of           Value of           Value of          Total              S&P                DJIA
   Cost
October 31     Initial            Reinvested         Reinvested        Value              500
   of
               $10,000            Dividend           Capital Gain
   Living**
               Investment         Distributions      Distributions


   1997            $ 14,180           $ 24,524           $ 1,373           $ 40,077           $ 48,782           $
50,221           $ 14,016

   1996             13,509             20,405             1,135             35,049             36,924             39,944
       13,729

   1995             13,080             17,087             1,099             31,266             29,755             30,834
       13,330

   1994             12,332             14,029             1,036             27,397             23,533             24,713
       12,966

   1993             13,212             13,100             516               26,828             22,657             22,651
       12,637

   1992             12,178             10,092             0                 22,270             19,710             19,286
       12,298

   1991             11,133             7,127              0                 18,260             17,923             17,816
       11,917

   1990             8,966              4,107              0                 13,073             13,424             13,696
       11,578

   1989             9,868              2,754              0                 12,622             14,511             14,271
       10,893

   1988             10,847             1,367              0                 12,214             11,481             11,172
       10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of High Yield on November 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   31,695    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   11,432     for
dividends and $   605     for capital gain distributions. Initial
offering of Class C of High Yield took place on November 3, 1997.
Class C returns prior to    November     3, 1997 through June 30, 1994
are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee
had been reflected, total returns    prior to November 3,     1997
through January 1, 1996 and prior to June 30, 1994 would have been lower.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Institutional Class of High Yield would have
grown to $   41,046    .
HIGH YIELD - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of           Value of           Value of    Total   S&P         DJIA               Cost
October 31     Initial            Reinvested         Reinvested  Value   500                         of
               $10,000            Dividend           Capital Gain                                       Living**
               Investment         Distributions      Distributions

1997     $ 13,982    $ 25,703    $ 1,361    $ 41,046   $  48,782   $  50,221    $ 14,016

1996      13,333      21,111      1,120      35,564      36,924      39,944      13,729

1995      12,937      17,501      1,087      31,525      29,755      30,834      13,330

1994      12,343      14,157      1,037      27,537      23,533      24,713      12,966

1993      13,212      13,100      516        26,828      22,657      22,651      12,637

1992      12,178      10,092      0          22,270      19,710      19,286      12,298

1991      11,133      7,127       0          18,260      17,923      17,816      11,917

1990      8,966       4,107       0          13,073      13,424      13,696      11,578

1989      9,868       2,754       0          12,622      14,511      14,271      10,893

1988      10,847      1,367       0          12,214      11,481      11,172      10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Yield on November 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   33,050    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   11,901     for dividends and $   605     for capital gain
distributions. Initial offering of Institutional Class of High Yield took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class A of Strategic Income would have grown to $   14,348    ,
including the effect of Class A's maximum 4.75% sales charge.
STRATEGIC INCOME - CLASS A   INDICES




Period Ended   Value of           Value of          Value of     Total   S&P          DJIA               Cost
December 31    Initial            Reinvested        Reinvested   Value   500                         of
               $10,000            Dividend          Capital Gain                                        Living**
               Investment         Distributions     Distributions

   1997     $ 10,563    $ 2,761    $ 1,024    $ 14,348   $  22,061    $ 21,656    $ 10,789

1996      10,716      1,839      579        13,134      16,542      17,344      10,609

1995      10,478      928        237        11,643      13,453      13,476      10,268

1994*     9,449       93         0          9,542       9,779       9,857       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Income on October 31, 1994, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   13,766    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,372     for
dividends and $   857     for capital gain distributions. Initial
offering of Class A of Strategic Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended from October 31, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in Class T of Strategic Income would have grown to
$   14,558    , including the effect of Class T's maximum 3.50% sales
charge.
STRATEGIC INCOME - CLASS T   INDICES




Period EndedValue of   Value of      Value of   Total              S&P                DJIA               Cost
December 31 Initial    Reinvested    Reinvested Value              500                                   of
            $10,000    Dividend      Capital Gain                                                               Living**

            Investment Distributions Distributions

   1997  $ 10,702    $ 2,817    $ 1,039    $ 14,558    $ 22,061    $ 21,656    $ 10,789

1996      10,856      1,874      586        13,316      16,542      17,344      10,609

1995      10,615      941        240        11,796      13,453      13,476      10,268

1994*     9,573       94         0          9,667       9,779       9,857       10,013




* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Income on October 31, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   13,838    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,419     for
dividends and $   869     for capital gain distributions.



During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class B of Strategic Income would have grown to $   14,470, including
the effect of Class B's maximum applicable CDSC    .
STRATEGIC INCOME - CLASS B   INDICES




Period Ended   Value of     Value of        Value of        Total      S&P        DJIA      Cost
December 31    Initial      Reinvested      Reinvested      Value      500                  of
               $10,000      Dividend        Capital Gain                                    Living**
               Investment   Distributions   Distributions
   1997        $ 10,800     $ 2,610         $ 1,060         $ 14,470   $ 22,061   $ 21,656  $ 10,789

   1996          11,260       1,739             601           13,600     16,542     17,344    10,609

   1995          11,010         871             247           12,128     13,453     13,476    10,268

   1994*          9,910           8               0            9,994      9,779      9,857    10,013


* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Income on October 31, 1994, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   13,653    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,266     for
dividends and $   900     for capital gain distributions.
During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in
Class C of Strategic Income would have grown to $   14,761    .
STRATEGIC INCOME - CLASS C   INDICES




Period Ended  Value of      Value of        Value of       Total      S&P       DJIA       Cost
December 31   Initial       Reinvested      Reinvested     Value      500                  of
              $10,000       Dividend        Capital Gain                                   Living**
              Investment    Distributions   Distributions

   1997       $ 11,099      $ 2,602         $ 1,060        $ 14,761   $ 22,061  $ 21,656   $ 10,789

   1996         11,260        1,739             601          13,600     16,542    17,344     10,609

   1995*        11,010          871             247          12,128     13,453    13,476     10,268

   1994          9,910           84               0           9,994      9,779     9,857     10,013


* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class C of Strategic Income on October 31, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   13,645    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,260     for
dividends and $   901     for capital gain distributions. Initial
offering of Class C of Strategic Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996).
If Class C's 12b-1 fees had been reflected, total returns    prior to
November 3, 1997 through January 3, 1996     would have been lower.
During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1997, a hypothetical $10,000 investment in Institutional Class of Strategic Income would have grown to
$   15,155    .
STRATEGIC INCOME - INSTITUTIONAL CLASS   INDICES




Period Ended  Value of      Value of        Value of       Total      S&P       DJIA       Cost
December 31   Initial       Reinvested      Reinvested     Value      500                  of
              $10,000       Dividend        Capital Gain                                   Living**
              Investment    Distributions   Distributions

   1997       $ 11,140      $ 2,938         $ 1,077        $ 15,155   $ 22,061  $ 21,656   $ 10,789

   1996         11,300        1,950             608          13,858     16,542    17,344     10,609

   1995         11,030          981             249          12,260     13,453    13,476     10,268

   1994*         9,920           97               0          10,017      9,779     9,857     10,013


* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Income on October 31, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   13,901    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   2,518     for dividends and $   900     for capital gain
distributions. Initial offering of Institutional Class of Strategic Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class A of Mortgage Securities would have grown to $22,567, including the effect of Class A's maximum 4.75% sales charge.
MORTGAGE SECURITIES - CLASS A   INDICES




Period Ended   Value of    Value of       Value of        Total       S&P       DJIA       Cost
October 31     Initial     Reinvested     Reinvested      Value       500                  of
               $10,000     Dividend       Capital Gain                                     Living
               Investment  Distributions  Distributions
   1997        $ 10,635    $ 11,186       $ 746           $ 22,567    $ 48,782  $ 50,221   $  14,016

   1996          10,480       9,699         575             20,754      36,924    39,944      13,729

   1995          10,616       8,512         316             19,444      29,755    30,834      13,330

   1994           9,959       6,742         181             16,882      23,533    24,713      12,966

   1993          10,394       6,068          75             16,537      22,657    22,651      12,637

   1992          10,307       5,032           0             15,339      19,710    19,286      12,298

   1991          10,394       4,041           0             14,435      17,923    17,816      11,917

   1990           9,776       2,761           0             12,537      13,424    13,696      11,578

   1989           9,824       1,792           0             11,616      14,511    14,271      10,893

   1988           9,747         851           0             10,598      11,481    11,172      10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Mortgage Securities on November 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,431    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,244     for
dividends and $   396     for capital gain distributions. Initial
offering of Class A of Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class T of Mortgage Securities would have grown
to $   22,850    , including the effect of Class T's maximum 3.50%
sales charge.
MORTGAGE SECURITIES - CLASS T   INDICES




Period Ended   Value of     Value of         Value of        Total      S&P       DJIA       Cost
October 31     Initial      Reinvested       Reinvested      Value      500                  of
               $10,000      Dividend         Capital Gain                                    Living
               Investment   Distributions    Distributions

   1997        $ 10,774     $ 11,320         $ 756           $ 22,850   $ 48,782  $ 50,221   $ 14,016

   1996          10,618        9,826           582             21,026     36,924    39,944     13,729

   1995          10,755        8,624           320             19,699     29,755    30,834     13,330

   1994          10,090        6,830           183             17,103     23,533    24,713     12,966

   1993         10,530         6,148            76             16,754     22,657    22,651     12,637

   1992         10,442         5,098             0             15,540     19,710    19,286     12,298

   1991         10,530         4,095             0             14,625     17,923    17,816     11,917

   1990          9,904         2,797             0             12,701     13,424    13,696     11,578

   1989          9,953         1,815             0             11,768     14,511    14,271     10,893

   1988          9,875           862             0             10,737     11,481    11,172     10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Mortgage Securities on November 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,568    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,333     for
dividends and    $401     for capital gain distributions. Initial
offering of Class T of Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class B of Mortgage Securities would have grown
to $   23,575    .
MORTGAGE SECURITIES - CLASS B   INDICES




Period Ended   Value of      Value of         Value of        Total       S&P         DJIA      Cost
October 31     Initial       Reinvested       Reinvested      Value       500                   of
               $10,000       Dividend         Capital Gain                                      Living
               Investment    Distributions    Distributions
   1997        $ 11,165      $ 11,627         $ 783           $ 23,575    $ 48,782    $ 50,221  $ 14,016

   1996          11,003        10,182           604             21,789      36,924      39,944    13,729

   1995          11,145         8,937           331             20,413      29,755      30,834    13,330

   1994          10,456         7,077           190             17,723      23,533      24,713    12,966

   1993          10,912         6,370            79             17,361      22,657      22,651    12,637

   1992          10,821         5,283             0             16,104      19,710      19,286    12,298

   1991          10,912         4,243             0             15,155      17,923      17,816    11,917

   1990          10,263         2,899             0             13,162      13,424      13,696    11,578

   1989          10,314         1,881             0             12,195      14,511      14,271    10,893

   1988          10,233           893             0             11,126      11,481      11,172    10,425


Explanatory Notes: With an initial investment of $10,0000 in Class B of Mortgage Securities on November 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $21,884    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,550     for
dividends and $   415     for capital gain distributions. Initial
offering of Class B of Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class B's 12b-1 fees had been reflected, total returns prior to March 3, 1997 would have been lower. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Institutional Class of Mortgage Securities would
have grown to $   23,696    .
MORTGAGE SECURITIES - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of        Value of         Value of        Total     S&P         DJIA       Cost
October 31     Initial         Reinvested       Reinvested      Value     500                    of
               $10,000         Dividend         Capital Gain                                     Living
               Investment      Distributions    Distributions

   1997        $ 11,155        $ 11,758         $ 783           $ 23,696  $ 48,782    $ 50,221   $14,016

   1996          11,003          10,182           604             21,789    36,924      39,944    13,729

   1995          11,145           8,937           331             20,413    29,755      30,834    13,330

   1994          10,456           7,078           190             17,723    23,533      24,713    12,966

   1993          10,912           6,370            79             17,361    22,657      22,651    12,637

   1992          10,821           5,283             0             16,104    19,710      19,286    12,298

   1991          10,912           4,244             0             15,155    17,923      17,816    11,917

   1990          10,263           2,898             0             13,162    13,424      13,696    11,578

   1989          10,314           1,881             0             12,195    14,511      14,271    10,893

   1988          10,233             893             0             11,126    11,481      11,172    10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mortgage Securities on November 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to    $22,026    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,617     for dividends and $   415     for capital gain
distributions. Initial offering of Institutional Class of Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Initial Class of Mortgage Securities would have
grown to $   23,720    .
MORTGAGE SECURITIES - INITIAL CLASS   INDICES




Period Ended   Value of     Value of         Value of        Total       S&P        DJIA       Cost
October 31     Initial      Reinvested       Reinvested      Value       500                   of
               $10,000      Dividend         Capital Gain                                      Living
               Investment   Distributions    Distributions

   1997        $ 11,165     $ 11,771         $ 784           $ 23,720    $ 48,782   $ 50,221   $ 14,016

   1996          11,003       10,182           604             21,789      36,924    39,944      13,729

   1995          11,145        8,937           331             20,413      29,755    30,834      13,330

   1994          10,456        7,077           190             17,723      23,533    24,713      12,966

   1993          10,912        6,370            79             17,361      22,657    22,651      12,637

   1992          10,821        5,283             0             16,104      19,710    19,286      12,298

   1991          10,912        4,243             0             15,155      17,923    17,816      11,917

   1990          10,263        2,899             0             13,162      13,424    13,696      11,578

   1989          10,314        1,881             0             12,195      14,511    14,271      10,893

   1988          10,233          893             0             11,126      11,481    11,172      10,425


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Mortgage Securities on November 1, 1987, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   22,028    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,618     for dividends and $   415     for capital gain
distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class A of Government Investment would have
grown to $   20,486    , including the effect of Class A's maximum
4.75% sales charge.
GOVERNMENT INVESTMENT - CLASS A   INDICES




Period Ended   Value of      Value of        Value of        Total       S&P         DJIA       Cost
October 31     Initial       Reinvested      Reinvested      Value       500                    of
               $10,000       Dividend        Capital Gain                                       Living
               Investment    Distributions   Distributions

   1997       $ 10,012       $ 9,921         $ 553           $  20,486   $  48,782   $  50,221  $ 14,016

   1996          9,825         8,586           543              18,954      36,924      39,944    13,729

   1995         10,012         7,591           553              18,156      29,755      30,834    13,330

   1994          9,277         6,010           513              15,800      23,533      24,713    12,966

   1993         10,498         5,856           324              16,678      22,657      22,651    12,637

   1992         10,074         4,747             0              14,821      19,710      19,286    12,298

   1991          9,929         3,733             0              13,662      17,923      17,816    11,917

   1990          9,473         2,655             0              12,128      13,424      13,696    11,578

   1989          9,639         1,751             0              11,390      14,511      14,271    10,893

   1988          9,587           827             0              10,414      11,481      11,172    10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Government Investment on November 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was    $9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,210    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,633     for
dividends and $   362     for capital gain distributions. Initial
offering of Class A for Government Investment took place on September
3, 1996. Class A returns    prior to     September 3, 1996 are those
of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class T of Government Investment would have
grown to $   20,731    , including the effect of Class T's maximum
3.50% sales charge.
GOVERNMENT INVESTMENT - CLASS T   INDICES




Period Ended   Value of      Value of         Value of       Total      S&P         DJIA        Cost
October 31     Initial       Reinvested       Reinvested     Value      500                     of
               $10,000       Dividend         Capital Gain                                      Living
               Investment    Distributions    Distributions

   1997        $ 10,143      $ 10,027         $ 561          $20,731    $ 48,782    $ 50,221    $ 14,016

   1996           9,954         8,696           550           19,200      36,924      39,944      13,729

   1995          10,143         7,690           561           18,394      29,755      30,834      13,330

   1994           9,398         6,090           519           16,007      23,533      24,713      12,966

   1993          10,636         5,932           329           16,897      22,657      22,651      12,637

   1992          10,206         4,810             0           15,016      19,710      19,286      12,298

   1991          10,059         3,782             0           13,841      17,923      17,816      11,917

   1990           9,598         2,689             0           12,287      13,424      13,696      11,578

   1989           9,765         1,775             0           11,540      14,511      14,271      10,893

   1988          9,713            838             0           10,551      11,481      11,172      10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Government Investment on November 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,320    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,708     for
dividends and $   367     for capital gain distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class B of Government Investment would have
grown to $   20,965    .
GOVERNMENT INVESTMENT - CLASS B   INDICES




Period Ended   Value of      Value of        Value of        Total      S&P         DJIA        Cost
October 31     Initial       Reinvested      Reinvested      Value      500                     of
               $10,000       Dividend        Capital Gain                                       Living
               Investment    Distributions   Distributions

   1997        $ 10,500      $ 9,885         $  580          $ 20,965   $ 48,782    $ 50,221    $ 14,016

   1996          10,315        8,673            570            19,558     36,924      39,944      13,729

   1995          10,511        7,770            581            18,862     29,755      30,834      13,330

   1994           9,728        6,252            538            16,518     23,533      24,713      12,966

   1993          11,022        6,148            340            17,510     22,657      22,651      12,637

   1992          10,576        4,984              0            15,560     19,710      19,286      12,298

   1991          10,424        3,919              0            14,343     17,923      17,816      11,917

   1990           9,946        2,787              0            12,733     13,424      13,696      11,578

   1989          10,120        1,838              0            11,958     14,511      14,271      10,893

   1988          10,065          869              0            10,934     11,481      11,172      10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Government Investment on November 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   20,212    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,711     for
dividends and $   380     for capital gain distributions. Initial
offering of Class B of Government Investment took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class C of Government Investment would have
grown to $   20,965    .
GOVERNMENT INVESTMENT - CLASS C   INDICES




Period Ended   Value of       Value of          Value of        Total      S&P        DJIA      Cost
October 31     Initial        Reinvested        Reinvested      Value      500                  of
               $10,000        Dividend          Capital Gain                                    Living
               Investment     Distributions     Distributions

   1997        $ 10,500       $ 9,885           $ 580           $ 20,965   $ 48,782   $ 50,221  $ 14,016

   1996          10,315         8,673             570             19,558     36,924     39,944    13,729

   1995          10,511         7,770             581             18,862     29,755     30,834    13,330

   1994           9,728         6,252             538             16,518     23,533     24,713    12,966

   1993          11,022         6,148             340             17,510     22,657     22,651    12,637

   1992          10,576         4,984               0             15,560     19,710     19,286    12,298

   1991          10,424         3,919               0             14,343     17,923     17,816    11,917

   1990           9,946         2,787               0             12,733     13,424     13,696    11,578

   1989          10,120         1,838               0             11,958     14,511     14,271    10,893

   1988          10,065           869               0             10,934     11,481     11,172    10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Government Investment on November 1, 1987 the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   20,212    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,711     for
dividends and $   380     for capital gain distributions. Initial
offering of Class C of Government Investment took place on November 3,
1997. Class C returns    prior to November 3, 1997     through June
30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to
   November     3, 1997 through    January     1, 199   6     and
prior to June 30, 1994 would have been lower.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Institutional Class of Government Investment
would have grown to $   21,585    .
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of      Value of         Value of        Total      S&P       DJIA      Cost
October 31     Initial       Reinvested       Reinvested      Value      500                 of
               $10,000       Dividend         Capital Gain                                   Living
               Investment    Distributions    Distributions

   1997        $ 10,489      $ 10,516         $ 580           $ 21,585   $ 48,782  $ 50,221  $ 14,016

   1996          10,304         9,080           569             19,953     36,924    39,944    13,729

   1995          10,511         7,988           581             19,080     29,755    30,834    13,330

   1994           9,739         6,311           538             16,588     23,533    24,713    12,966

   1993          11,022         6,148           340             17,510     22,657    22,651    12,637

   1992          10,576         4,984             0             15,560     19,710    19,286    12,298

   1991          10,424         3,919             0             14,343     17,923    17,816    11,917

   1990           9,946         2,787             0             12,733     13,424    13,696    11,578

   1989          10,120         1,838             0             11,958     14,511    14,271    10,893

   1988          10,065           869             0             10,934     11,481    11,172    10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Government Investment on November 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   20,836    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,020     for dividends and $   380     for capital gain
distributions. Initial offering of Institutional Class of Government Investment took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class A of Intermediate Bond would have grown to
$   20,960    , including the effect of Class A's maximum 3.75% sales
charge.
INTERMEDIATE BOND - CLASS A   INDICES




Period Ended   Value of     Value of        Value of        Total      S&P         DJIA        Cost
November 30    Initial      Reinvested      Reinvested      Value      500                     of
               $10,000      Dividend        Capital Gain                                       Living
               Investment   Distributions   Distributions

   1997        $ 9,916      $ 11,044        $ 0             $ 20,960   $ 55,623    $ 57,303    $ 13,995

   1996          9,944         9,865          0               19,809     43,282      46,910      13,744

   1995         10,104         8,776          0               18,880     33,851      35,730      13,310

   1994          9,634         7,310          0               16,944     24,712      25,688      12,990

   1993         10,461         6,907          0               17,368     24,457      24,627      12,634

   1992          9,991         5,447          0               15,438     22,213      21,471      12,305

   1991          9,907         4,250          0               14,157     18,745      18,258      11,941

   1990          9,522         2,968          0               12,490     15,575      15,610      11,594

   1989          9,775         1,958          0               11,733     16,137      15,875      10,910

   1988          9,559           914          0               10,473     12,333      11,953      10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Bond on December 1, 1987 assuming the 3.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,625    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,961    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,369     for
dividends and $   0     for capital gain distributions. Initial
offering of Class A of Intermediate Bond took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class T of Intermediate Bond would have grown to
$   21,165    , including the effect of Class T's maximum 2.75% sales
charge.
INTERMEDIATE BOND - CLASS T   INDICES




Period Ended   Value of      Value of         Value of        Total      S&P        DJIA       Cost
November 30    Initial       Reinvested       Reinvested      Value      500                   of
               $10,000       Dividend         Capital Gain                                     Living
               Investment    Distributions    Distributions

   1997        $ 10,019      $ 11,146         $ 0             $ 21,165   $ 55,623   $ 57,303   $ 13,995

   1996          10,067         9,983           0               20,050     43,282     46,910     13,744

   1995          10,209         8,868           0               19,077     33,851     35,730     13,310

   1994           9,734         7,386           0               17,120     24,712     25,688     12,990

   1993          10,569         6,979           0               17,548     24,457     24,627     12,634

   1992          10,095         5,504           0               15,599     22,213     21,471     12,305

   1991          10,010         4,295           0               14,305     18,745     18,258     11,941

   1990           9,621         2,999           0               12,620     15,575     15,610     11,594

   1989           9,877         1,978           0               11,855     16,137     15,875     10,910

   1988           9,659           923           0               10,582     12,333     11,953     10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Bond on December 1, 1987 assuming the 2.75% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,725    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,064    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,440     for
dividends and $   0     for capital gain distributions. Initial
offering of Class T of Intermediate Bond took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class B of Intermediate Bond would have grown to
$   21,193    .
INTERMEDIATE BOND - CLASS B   INDICES




Period Ended   Value of       Value of          Value of        Total       S&P       DJIA      Cost
November 30    Initial        Reinvested        Reinvested      Value       500                 of
               $10,000        Dividend          Capital Gain                                    Living
               Investment     Distributions     Distributions

   1997        $ 10,283       $ 10,910          $ 0             $ 21,193    $ 55,623  $ 57,303  $ 13,995

   1996          10,332          9,884            0               20,216      43,282    46,910    13,744

   1995          10,488         8,892             0               19,380      33,851    35,730    13,310

   1994          10,000         7,519             0               17,519      24,712    25,688    12,990

   1993          10,868         7,176             0               18,044      24,457    24,627    12,634

   1992          10,380         5,660             0               16,040      22,213    21,471    12,305

   1991          10,293         4,416             0               14,709      18,745    18,258    11,941

   1990           9,893         3,084             0               12,977      15,575    15,610    11,594

   1989          10,156         2,034             0               12,190      16,137    15,875    10,910

   1988           9,932          949              0               10,881      12,333    11,953    10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Bond on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   20,846    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,395     for
dividends and $   0     for capital gain distributions. Initial
offering of Class B of Intermediate Bond took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class C of Intermediate Bond would have grown to
$   21,202    .
INTERMEDIATE BOND - CLASS C   INDICES




Period Ended   Value of      Value of         Value of        Total      S&P        DJIA       Cost
November 30    Initial       Reinvested       Reinvested      Value      500                   of
               $10,000       Dividend         Capital Gain                                     Living
               Investment    Distributions    Distributions

   1997        $ 10,292      $ 10,910         $ 0             $ 21,202   $ 55,623   $ 57,303   $ 13,995

   1996          10,332         9,884           0               20,216     43,282     46,910     13,744

   1995          10,488         8,892           0               19,380     33,851     35,730     13,310

   1994          10,000         7,519           0               17,519     24,712     25,688     12,990

   1993          10,868         7,176           0               18,044     24,457     24,627     12,634

   1992          10,380         5,660           0               16,040     22,213     21,471     12,305

   1991          10,293         4,416           0               14,709     18,745     18,258     11,941

   1990           9,893         3,084           0               12,977     15,575     15,610     11,594

   1989          10,156         2,034           0               12,190     16,137     15,875     10,910

   1988           9,932           949           0               10,881     12,333     11,953     10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Bond on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   20,846    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,395     for
dividends and $   0     for capital gain distributions. Initial
offering of Class C of Intermediate Bond took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had
been reflected, total returns prior to    November 3,     1997 through
   January 1, 1996,     and prior to June 30, 1994 would have been
lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class C of Intermediate Bond would have grown to
$   22,190    .
INTERMEDIATE BOND - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of      Value of         Value of        Total       S&P         DJIA       Cost
November 30    Initial       Reinvested       Reinvested      Value       500                    of
               $10,000       Dividend         Capital Gain                                       Living
               Investment    Distributions    Distributions
   1997        $ 10,312      $ 11,878         $ 0             $  22,190   $ 55,623    $ 57,303   $ 13,995

   1996          10,361        10,600           0                20,961     43,282      46,910     13,744

   1995          10,507        9,380            0                19,887     33,851      35,730     13,310

   1994          10,020        7,779            0                17,799     24,712      25,688     12,990

   1993          10,888        7,292            0                18,180     24,457      24,627     12,634

   1992          10,380        5,684            0                16,064     22,213      21,471     12,305

   1991          10,293        4,416            0                14,709     18,745      18,258     11,941

   1990           9,893        3,084            0                12,977     15,575      15,610     11,594

   1989          10,156        2,034            0                12,190     16,137      15,875     10,910

   1988           9,932          949            0                10,881     12,333      11,953     10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Bond on December 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   21,790    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,847     for dividends and $   0     for capital gain
distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class A of Short Fixed-Income would have grown
to $   19,220    , including the effect of Class A's maximum 1.50%
sales charge.
SHORT FIXED-INCOME - CLASS A   INDICES




Period Ended   Value of       Value of           Value of        Total       S&P         DJIA       Cost
October 31     Initial        Reinvested         Reinvested      Value       500                    of
               $10,000        Dividend           Capital Gain                                       Living
               Investment     Distributions      Distributions

   1997        $ 9,116        $ 10,104           $ 0             $  19,220   $  48,782   $  50,221  $ 14,016

   1996          9,174           9,020             0                18,194      36,924      39,944    13,729

   1995          9,272           7,999             0                17,271      29,755      30,834    13,330

   1994          9,282           7,004             0                16,286      23,533      24,713    12,966

   1993          9,879           6,443             0                16,322      22,657      22,651    12,637

   1992          9,742           5,215             0                14,957      19,710      19,286    12,298

   1991          9,664           4,003             0                13,667      17,923      17,816    11,917

   1990          9,419           2,763             0                12,182      13,424      13,696    11,578

   1989          9,742           1,794             0                11,536      14,511      14,271    10,893

   1988          9,733             861             0                10,594      11,481      11,172    10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Short Fixed-Income on November 1, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,850    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,527    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,137     for
dividends and $   0     for capital gain distributions. Initial
offering of Class A of Short Fixed-Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.15%.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class T of Short Fixed-Income would have grown
to $   19,301    , including the effect of Class T's maximum 1.50%
sales charge.
SHORT FIXED-INCOME - CLASS T   INDICES



Period Ended   Value of          Value of           Value of        Total         S&P         DJIA     Cost
October 31     Initial           Reinvested         Reinvested      Value         500                  of
               $10,000           Dividend           Capital Gain                                       Living
               Investment        Distributions      Distributions


   1997            $ 9,155           $ 10,146           $ 0             $ 19,301  $ 48,782  $ 50,221  $ 14,016

   1996             9,184             9,029              0               18,213     36,924     39,944     13,729

   1995             9,272             7,999              0               17,271     29,755     30,834     13,330

   1994             9,282             7,004              0               16,286     23,533     24,713     12,966

   1993             9,879             6,443              0               16,322     22,657     22,651     12,637

   1992             9,742             5,215              0               14,957     19,710     19,286     12,298

   1991             9,664             4,003              0               13,667     17,923     17,816     11,917

   1990             9,419             2,763              0               12,182     13,424     13,696     11,578

   1989             9,742             1,794              0               11,536     14,511     14,271     10,893

   1988             9,733             861                0               10,594     11,481     11,172     10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Short Fixed-Income on November 1, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,850    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,531    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,138     for
dividends and $   0     for capital gain distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class C of Short-Fixed Income would have grown
to $   19,595    .
SHORT FIXED-INCOME - CLASS C   INDICES




Period Ended   Value of          Value of           Value of        Total           S&P         DJIA         Cost
October 31     Initial           Reinvested         Reinvested      Value           500                      of
               $10,000           Dividend           Capital Gain                                            Living
               Investment        Distributions      Distributions


   1997            $ 9,294           $ 10,301           $ 0             $ 19,595  $ 48,782   $ 50,221        $ 14,016

   1996             9,324             9,167              0               18,491     36,924     39,944         13,729

   1995             9,414             8,120              0               17,534     29,755     30,834         13,330

   1994             9,423             7,111              0               16,534     23,533     24,713         12,966

   1993             10,030            6,541              0               16,571     22,657     22,651         12,637

   1992             9,891             5,294              0               15,185     19,710     19,286         12,298

   1991             9,811             4,064              0               13,875     17,923     17,816         11,917

   1990             9,563             2,804              0               12,367     13,424     13,696         11,578

   1989             9,891             1,821              0               11,712     14,511     14,271         10,893

   1988             9,881             875                0               10,756     11,481     11,172         10,425


Explanatory Notes: With an initial investment of $10,000 in Class
   C     of Short-Fixed Income on November 1, 1987, the net amount
invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   20,691    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,247     for dividends and $   0     for capital gain
distributions. Initial offering of Class C Short Fixed-Income took
place on November 3, 1997. Class C returns    prior to November 3,
1997     are those of Class T which reflect a 12b-1 fee of 0.15%. If
Class C's 12b-1 fee had been reflected, total returns would have been lower.
   During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Institutional Class of Short Fixed-Income would have grown to $19,653.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of          Value of           Value of        Total        S&P       DJIA          Cost
October 31     Initial           Reinvested         Reinvested      Value        500                     of
               $10,000           Dividend           Capital Gain                                         Living
               Investment        Distributions      Distributions

   1997            $ 9,294           $ 10,359           $ 0             $ 19,653 $ 48,782  $ 50,221         $ 14,016

   1996             9,314             9,185              0               18,499    36,924    39,944           13,729

   1995             9,414             8,129              0               17,543    29,755    30,834           13,330

   1994             9,423             7,111              0               16,534    23,533    24,713           12,966

   1993             10,030            6,541              0               16,571    22,657    22,651           12,637

   1992             9,891             5,294              0               15,185    19,710    19,286           12,298

   1991             9,811             4,064              0               13,875    17,923    17,816           11,917

   1990             9,563             2,804              0               12,367    13,424    13,696           11,578

   1989             9,891             1,821              0               11,712    14,511    14,271           10,893

   1988             9,881             875                0               10,756    11,481    11,172           10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short Fixed-Income on November 1, 1987, the net amount invested Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   20,749    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,275     for dividends and $   0     for capital gain
distributions. Initial offering of Institutional Class of Short Fixed-Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.15%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class A of Municipal Income would have grown to
$   23,161    , including the effect of Class A's maximum 4.75% sales
charge.
MUNICIPAL INCOME - CLASS A   INDICES




Period Ended   Value of           Value of           Value of        Total        S&P      DJIA          Cost
October 31     Initial            Reinvested         Reinvested      Value        500                    of
               $10,000            Dividend           Capital Gain                                        Living
               Investment         Distributions      Distributions

   1997            $ 11,749           $ 10,893           $ 519           $ 23,161 $ 48,782 $ 50,221         $ 14,016

   1996             11,353             9,394              498             21,245    36,924   39,944           13,729

   1995             11,488             8,342              504             20,334    29,755   30,834           13,330

   1994             10,850             6,748              476             18,074    23,533   24,713           12,966

   1993             12,300             6,503              431             19,234    22,657   22,651           12,637

   1992             11,266             4,969              353             16,588    19,710   19,286           12,298

   1991             11,034             3,823              332             15,189    17,923   17,816           11,917

   1990             10,511             2,641              169             13,321    13,424   13,696           11,578

   1989             10,463             1,673              54              12,190    14,511   14,271           10,893

   1988             10,115             764                0               10,879    11,481   11,172           10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Municipal Income on November 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   20,719    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   7,073     for dividends and $   369     for
capital gain distributions. Initial offering of Class A of Municipal Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class T of Municipal Income would have grown to
$   23,483    , including the effect of Class T's maximum 3.50% sales
charge.
MUNICIPAL INCOME - CLASS T   INDICES




Period Ended   Value of           Value of           Value of        Total        S&P      DJIA         Cost
October 31     Initial            Reinvested         Reinvested      Value        500                   of
               $10,000            Dividend           Capital Gain                                       Living
               Investment         Distributions      Distributions

   1997            $ 11,913           $ 11,044           $ 526           $ 23,483 $ 48,782 $ 50,221         $ 14,016

   1996             11,521             9,539              505             21,565    36,924   39,944           13,729

   1995             11,639             8,451              511             20,601    29,755   30,834           13,330

   1994             10,992             6,837              482             18,311    23,533   24,713           12,966

   1993             12,462             6,587              437             19,486    22,657   22,651           12,637

   1992             11,413             5,036              357             16,806    19,710   19,286           12,298

   1991             11,178             3,875              336             15,389    17,923   17,816           11,917

   1990             10,649             2,676              171             13,496    13,424   13,696           11,578

   1989             10,600             1,695              55              12,350    14,511   14,271           10,893

   1988             10,248             774                0               11,022    11,481   11,172           10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Municipal Income on November 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $ 20,858 . If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $ 7,165 for dividends and $ 374 for capital gain distributions.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class B of Municipal Income would have grown to
$   23,695    .
MUNICIPAL INCOME - CLASS B   INDICES




Period Ended   Value of           Value of           Value of        Total        S&P      DJIA         Cost
October 31     Initial            Reinvested         Reinvested      Value        500                   of
               $10,000            Dividend           Capital Gain                                       Living
               Investment         Distributions      Distributions

   1997            $ 12,315           $ 10,836           $ 544           $ 23,695 $ 48,782 $ 50,221         $ 14,016

   1996             11,919             9,467              523             21,909    36,924   39,944           13,729

   1995             12,041             8,502              528             21,071    29,755   30,834           13,330

   1994             11,381             7,006              499             18,886    23,533   24,713           12,966

   1993             12,914             6,826              453             20,193    22,657   22,651           12,637

   1992             11,827             5,218              370             17,415    19,710   19,286           12,298

   1991             11,584             4,014              349             15,947    17,923   17,816           11,917

   1990             11,036             2,773              177             13,986    13,424   13,696           11,578

   1989             10,985             1,756              57              12,798    14,511   14,271           10,893

   1988             10,619             803                0               11,422    11,481   11,172           10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Municipal Income on November 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,687    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,133     for
dividends and $   388     for capital gain distributions. Initial
offering of Class B of Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower. During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Class C of Municipal Income would have grown to
$   23,695    .
MUNICIPAL INCOME - CLASS C   INDICES




Period Ended   Value of           Value of           Value of        Total        S&P      DJIA         Cost
October 31     Initial            Reinvested         Reinvested      Value        500                   of
               $10,000            Dividend           Capital Gain                                       Living
               Investment         Distributions      Distributions

   1997            $ 12,315           $ 10,836           $ 544           $ 23,695 $ 48,782 $ 50,221         $ 14,016

   1996             11,919             9,467              523             21,909    36,924   39,944           13,729

   1995             12,041             8,502              528             21,071    29,755   30,834           13,330

   1994             11,381             7,006              499             18,886    23,533   24,713           12,966

   1993             12,914             6,826              453             20,193    22,657   22,651           12,637

   1992             11,827             5,218              370             17,415    19,710   19,286           12,298

   1991             11,584             4,014              349             15,947    17,923   17,816           11,917

   1990             11,036             2,773              177             13,986    13,424   13,696           11,578

   1989             10,985             1,756              57              12,798    14,511   14,271           10,893

   1988             10,619             803                0               11,422    11,481   11,172           10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Municipal Income on November 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,687    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,133     for
dividends and $   388     for capital gain distributions. Initial
offering of Class C of Municipal Income took place on November 3,
1997. Class C returns    prior to November 3, 1997     through June
30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class
C's 12b-1 fee had been reflected, total returns    prior to November
3, 1997     through    January     1, 199   6     and prior to June
30, 1994 would have been lower.
During the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Institutional Class of Municipal Income would
have grown to $   24,413    .
MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of           Value of           Value of        Total        S&P       DJIA         Cost
October 31     Initial            Reinvested         Reinvested      Value        500                    of
               $10,000            Dividend           Capital Gain                                        Living
               Investment         Distributions      Distributions

   1997            $ 12,305           $ 11,564           $ 544           $ 24,413 $ 48,782  $ 50,221         $ 14,016

   1996             11,898             9,887              522             22,307    36,924    39,944          13,729

   1995             12,061             8,775              529             21,365    29,755    30,834          13,330

   1994             11,391             7,084              500             18,975    23,533    24,713          12,966

   1993             12,914             6,826              453             20,193    22,657    22,651          12,637

   1992             11,827             5,218              370             17,415    19,710    19,286          12,298

   1991             11,584             4,014              349             15,947    17,923    17,816          11,917

   1990             11,036             2,773              177             13,986    13,424    13,696          11,578

   1989             10,985             1,756              57              12,798    14,511    14,271          10,893

   1988             10,619             803                0               11,422    11,481    11,172          10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Municipal Income on November 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   21,405    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,502     for dividends and $   388     for capital gain
distributions. Initial offering of Institutional Class of Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. During the 10-year period ended December 31, 1997, a hypothetical $10,000 investment in Initial Class of Municipal Bond would have grown
to $   22,309    .
MUNICIPAL BOND - INITIAL CLASS   INDICES




Period Ended   Value of           Value of          Value of          Total        S&P       DJIA        Cost
Dec. 31        Initial            Reinvested        Reinvested        Value        500                   of
               $10,000            Dividend          Capital Gain                                         Living
               Investment         Distributions     Distributions

   1997            $ 11,211           $ 9,471           $ 1,627           $ 22,309 $ 52,577  $ 54,688        $ 13,977

   1996             10,776             8,092             1,562             20,430    39,424    43,801         13,744

   1995             10,882             7,166             1,574             19,622    32,063    34,032         13,302

   1994             9,697              5,515             1,395             16,607    23,305    24,891         12,972

   1993             11,434             5,431             1,283             18,148    23,002    23,712         12,634

   1992             11,184             4,398             454               16,036    20,896    20,268         12,296

   1991             11,145             3,456             121               14,722    19,412    18,890         11,950

   1990             10,697             2,458             0                 13,155    14,877    15,192        , 11,594

   1989             10,697             1,607             0                 12,304    15,356    15,274         10,927

   1988             10,461             769               0                 11,230    11,661    11,592         10,442


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Municipal Bond on November 1, 1987, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   20,683    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,390     for dividends and $   1,061     for capital gain
distributions.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class A of Intermediate Municipal Income would
have grown to $   18,408    , including the effect of Class A's
maximum 3.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES




Period Ended   Value of          Value of          Value of          Total        S&P       DJIA         Cost
November 30    Initial           Reinvested        Reinvested        Value        500                    of
               $10,000           Dividend          Capital Gain                                          Living
               Investment        Distributions     Distributions

   1997            $ 9,829           $ 7,380           $ 1,199           $ 18,408 $ 55,623  $ 57,303         $ 13,995

   1996             9,653             6,469             1,176             17,298    43,282    46,910          13,744

   1995             9,625             5,691             1,172             16,488    33,851    35,730          13,310

   1994             8,716             4,500             1,061             14,277    24,712    25,688          12,990

   1993             9,699             4,301             1,152             15,152    24,457    24,627          12,634

   1992             10,274            3,792             0                 14,066    22,213    21,471          12,305

   1991             10,014            2,895             0                 12,909    18,745    18,258          11,941

   1990             9,866             2,070             0                 11,936    15,575    15,610          11,594

   1989             9,838             1,313             0                 11,151    16,137    15,875          10,910

   1988             9,755             618               0                 10,373    12,333    11,953          10,425


Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Municipal Income on December 1, 1987, assuming the 3.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,625. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   18,421    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,280     for
dividends and $   835     for capital gain distributions. Initial
offering of Class A of Intermediate Municipal Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class T of Intermediate Municipal Income would
have grown to $   18,558    , including the effect of Class T's
maximum 2.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES




Period Ended   Value of          Value of          Value of          Total        S&P       DJIA         Cost
November 30    Initial           Reinvested        Reinvested        Value        500                    of
               $10,000           Dividend          Capital Gain                                          Living
               Investment        Distributions     Distributions

   1997            $ 9,922           $ 7,426           $ 1,210           $ 18,558 $ 55,623  $ 57,303         $ 13,995

   1996             9,753             6,532             1,188             17,473    43,282    46,910          13,744

   1995             9,725             5,750             1,184             16,659    33,851    35,730          13,310

   1994             8,807             4,545             1,073             14,425    24,712    25,688          12,990

   1993             9,800             4,346             1,164             15,310    24,457    24,627          12,634

   1992             10,381            3,831             0                 14,212    22,213    21,471          12,305

   1991             10,118            2,925             0                 13,043    18,745    18,258          11,941

   1990             9,969             2,091             0                 12,060    15,575    15,610          11,594

   1989             9,940             1,327             0                 11,267    16,137    15,875          10,910

   1988             9,856             625               0                 10,481    12,333    11,953          10,425


Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Municipal Income on December 1, 1987, assuming the 2.75% maximum sales charge had been in effect, the net amount invested in
Class T shares was $   9,725    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   18,486    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,323     for
dividends and $   844     for capital gain distributions. Initial
offering of Class T of Intermediate Municipal Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class B of Intermediate Municipal Income would
have grown to $   18,622    .
INTERMEDIATE MUNICIPAL INCOME - CLASS B   INDICES




Period Ended   Value of           Value of          Value of          Total        S&P        DJIA       Cost
November 30    Initial            Reinvested        Reinvested        Value        500                   of
               $10,000            Dividend          Capital Gain                                         Living
               Investment         Distributions     Distributions

   1997            $ 10,202           $ 7,176           $ 1,244           $ 18,622  $ 55,623  $ 57,303   $ 13,995

   1996             10,029             6,395             1,221             17,645     43,282    46,910    13,744

   1995             10,000             5,714             1,218             16,932     33,851    35,730    13,310

   1994             9,056              4,616             1,103             14,775     24,712    25,688    12,990

   1993             10,077             4,469             1,197             15,743     24,457    24,627    12,634

   1992             10,674             3,940             0                 14,614     22,213    21,471    12,305

   1991             10,405             3,007             0                 13,412     18,745    18,258    11,941

   1990             10,250             2,151             0                 12,401     15,575    15,610    11,594

   1989             10,222             1,363             0                 11,585     16,137    15,875    10,910

   1988             10,135             642               0                 10,777     12,333    11,953    10,425


Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Municipal Income on December 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   18,282    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,232     for dividends and $   868     for capital gain
distributions. Initial offering of Class B of Intermediate Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Class C of Intermediate Municipal Income would
have grown to $   18,626    .
INTERMEDIATE MUNICIPAL INCOME - CLASS C   INDICES




Period Ended   Value of           Value of          Value of          Total        S&P       DJIA        Cost
November 30    Initial            Reinvested        Reinvested        Value        500                   of
               $10,000            Dividend          Capital Gain                                         Living
               Investment         Distributions     Distributions

   1997            $ 10,202           $ 7,180           $ 1,244           $ 18,626 $ 55,623  $ 57,303        $ 13,995

   1996             10,029             6,394             1,221             17,645    43,282    46,910         13,744

   1995             10,000             5,714             1,218             16,932    33,851    35,730         13,310

   1994             9,056              4,616             1,103             14,775    24,712    25,688         12,990

   1993             10,077             4,469             1,197             15,743    24,457    24,627         12,634

   1992             10,674             3,940             0                 14,614    22,213    21,471         12,305

   1991             10,405             3,007             0                 13,412    18,745    18,258         11,941

   1990             10,250             2,151             0                 12,401    15,575    15,610         11,594

   1989             10,222             1,363             0                 11,585    16,137    15,875         10,910

   1988             10,135             642               0                 10,777    12,333    11,953         10,425


Explanatory Notes: With an initial investment of $10,000 in Class C of Intermediate Municipal Income on December 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $18,282    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,232     for dividends and $   868     for capital gain
distributions. Initial offering of Class C of Intermediate Municipal Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to
November 3, 1997 through    January 1, 1996     and prior to June 30,
1994 would have been lower.
During the 10-year period ended November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Intermediate Municipal
Income would have grown to $   19,339    .
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of           Value of          Value of          Total        S&P       DJIA        Cost
November 30    Initial            Reinvested        Reinvested        Value        500                   of
               $10,000            Dividend          Capital Gain                                         Living
               Investment         Distributions     Distributions

   1997            $ 10,202           $ 7,892           $ 1,245           $ 19,339 $ 55,623  $ 57,303        $ 13,995

   1996             10,029             6,911             1,222             18,162    43,282    46,910         13,744

   1995             9,981              6,041             1,216             17,238    33,851    35,730         13,310

   1994             9,066              4,762             1,105             14,933    24,712    25,688         12,990

   1993             10,077             4,516             1,198             15,791    24,457    24,627         12,634

   1992             10,674             3,946             0                 14,620    22,213    21,471         12,305

   1991             10,405             3,007             0                 13,412    18,745    18,258         11,941

   1990             10,250             2,151             0                 12,401    15,575    15,610         11,594

   1989             10,222             1,363             0                 11,585    16,137    15,875         10,910

   1988             10,135             642               0                 10,777    12,333    11,953         10,425


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Municipal Income on December 1, 1987, the net amount invested in Institutional Class shares was
$10,000. The cost of the initial in   v    estment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   18,973    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   5,605     for dividends and $   868     for
capital gain distributions.
During the period March 16, 1994 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment in Class A of Short-Intermediate Municipal Income would have grown to
$   11,725    , including the effect of Class A's maximum 1.50% sales
charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES




Period Ended   Value of           Value of          Value of        Total        S&P      DJIA           Cost
November 30    Initial            Reinvested        Reinvested      Value        500                     of
               $10,000            Dividend          Capital Gain                                         Living**
               Investment         Distributions     Distributions

   1997            $ 10,047           $ 1,613           $ 65            $ 11,725 $ 22,204 $ 22,099           $ 10,971

   1996             10,057             1,154             32              11,243    17,277  18,090             10,774

   1995             10,086             717               0               10,803    13,513  13,779             10,435

   1994*            9,623              254               0               9,877      9,865  9,907              10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   11,660    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,478     for
dividends and $   59     for capital gain distributions. Initial
offering of Class A of Short-Intermediate Municipal Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.15%.
During the period March 16, 1994 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment in Class T of Short-Intermediate Municipal Income would have grown to
$   11,733    , including the effect of Class T's maximum 1.50% sales
charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES




Period Ended   Value of           Value of          Value of        Total        S&P       DJIA         Cost
November 30    Initial            Reinvested        Reinvested      Value        500                    of
               $10,000            Dividend          Capital Gain                                        Living**
               Investment         Distributions     Distributions


   1997            $ 10,057           $ 1,611           $ 65            $ 11,733 $ 22,204 $ 22,099           $ 10,971

   1996             10,057             1,153             32              11,242    17,277  18,090             10,774

   1995             10,086             717               0               10,803     13,513 13,779             10,435

   1994*            9,623              254               0               9,877       9,865 9,907              10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   11,658    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,476     for
dividends and $   59     for capital gain distributions.
During the period March 16, 1994 (commencement of operations of the fund) to November 30, 1997, a hypothetical $10,000 investment in Institutional Class of Short-Intermediate Municipal Income would have
grown to $   11,940    .
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




Period Ended   Value of           Value of          Value of        Total        S&P      DJIA          Cost
November 30    Initial            Reinvested        Reinvested      Value        500                    of
               $10,000            Dividend          Capital Gain                                        Living**
               Investment         Distributions     Distributions

   1997            $ 10,210           $ 1,664           $ 66            $ 11,940 $ 22,204 $ 22,099           $ 10,971

   1996             10,210             1,181             32              11,423    17,277  18,090             10,774

   1995             10,230             734               0               10,964    13,513  13,779             10,435

   1994*            9,770              257               0               10,027    9,865   9,907              10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short-Intermediate Municipal Income on March 16, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   11,711    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   1,523     for dividends and    $60     for
capital gain distributions. Initial offering of Institutional Class of Short-Intermediate Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.15%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL STOCK MARKET RETURN. The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database, the total market capitalization of Latin American countries according to the
   International Finance Corporation     Emerging Market database, and
the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for
the twelve months ended    December     31, 1997. Of course, these
results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
MARKET CAPITALIZATION. Companies outside the U.S. now make up over one-half of the world's stock market capitalization. According to Morgan Stanley Capital International, the size of the markets as measured in U.S. dollars grew from $5749.5 ($10078.9 including the U.S.) billion in 1996 to to $6207.8 ($12040.3 including the U.S.) billion in 1997.
The following table measures the total market capitalization of
certain countries according to the M   organ     S   tanley
    C   apital     I   nternational     indices database. The value of
the markets are measured in billions of U.S. dollars as of
   December     31, 1997.
TOTAL MARKET CAPITALIZATION

Australia    $    164.1            Japan                 $ 1   ,498    .   6

Austria          23.0              Netherlands            3   37.9

Belgium          75.5       Norway                    31.5

Canada        30   5.9             Singapore/Malaysia        54.5/49.0

Denmark          67.7              Spain                     158.3

France        4   74.5             Sweden                    154.5

Germany          584.7             Switzerland               465.6

Hong Kong        167.0             United Kingdom            1,284.8

Italy            238.9             United States             6,209.9


The following table measures the total market capitalization of Latin
American countries according to the International    Finance
Corporation     Emerging Markets database. The value of the markets is
measured in millions of U.S. dollars as of    December     31, 1997.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina                                     $ 3   8    .1

Brazil                                         1   36.7

Chile                                             33.0

Colombia                                          8.2

Mexico                                            112.5

Venezuela                                         13.1

Peru                                              10.3

Total Latin America                               351.9

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for
the twelve months ended    December     31, 1997. The second table
shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS

Australia     -   10.4    %   Japan                  -   23.7    %

Austria          1.6    %     Netherlands               23.8    %

Belgium          13.6    %    Norway                    6.2    %

Canada           12.8    %    Singapore/Malaysia    -   30.0    /-   68.3    %

Denmark          34.5    %    Spain                     25    .   4    %

France           11.9    %    Sweden                    12.9    %

Germany          24.6    %    Switzerland               44.2    %

Hong Kong     -   23.3    %   United Kingdom            22.6    %

Italy            35.5    %    United States             33.4    %

STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN LOCAL CURRENCY
Australia        9.2    %     Japan                  -   14.5    %

Austria          18.5    %    Netherlands               45.1    %

Belgium          32.4    %    Norway                    22.7    %

Canada           17.8    %    Singapore/Malaysia    -   15.7    /-   51.1    %

Denmark          56.1    %    Spain                     46.9    %

France           29.5    %    Sweden                    31.2    %

Germany          45.3    %    Switzerland               56.7    %

Hong Kong     -   23.2    %   United Kingdom            27.5    %

Italy            57.5    %    United States             33.4    %

The following table shows the average annualized stock market returns measured in U.S. dollars as of December 31, 1997.
STOCK MARKET PERFORMANCE
                 FIVE YEARS ENDED          TEN YEARS ENDED
                    DECEMBER     31, 1997      DECEMBER     31, 1997

Germany            1   5.32    %                 39.05    %

Hong Kong             0.86    %                  107.89    %

Japan                 -4.11    %                 -3.22    %

Spain                 26.67    %                 41.73    %

United Kingdom        17.42    %                 46.60    %

United States         24.58    %                 63.22    %

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank bond funds based on yield. In addition to mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds. From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each of TechnoQuant Growth, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
International Capital Appreciation may compare its performance to that of the Morgan Stanley Capital International AC World Index ex USA (Gross), a market capitalization weighted equity index comprising 46 counties-20 developed markets and 26 emerging markets.
Overseas may compare its performance to that of the Morgan Stanley
Capital International Europe, Australasia, Far East    (EAFE)
    Index,    an unmanaged,     market capitalization weighted
index that is designed to represent the performance of developed stock
markets outside of the United States and Canada    . The index returns
for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.
Mid-Cap may compare its performance to that of the Standard & Poor's MidCap 400 Index, a widely recognized, unmanaged index of 400 medium-capitalization stocks.
Balanced may compare its performance to that of the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.
Emerging Markets Income may compare its performance to that of the J.P. Morgan Emerging Markets Bond Index Plus, a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Each of High Yield and Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master Index, a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
Mortgage Securities may compare its performance to that of    the
Lehman Brothers Mortgage Securities Index, a market value weighted performance benchmark of 15-and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Graduated payments mortgages
(GPMs) and balloons are included in the index, buydowns, manufactured homes, and graduated equity mortgages (GEMs) are not included in the index.
Government Investment may compare its performance to that of the Lehman Brothers Government Bond Index, a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Issues included in the index have a par value of at least $100 million. Issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Strategic Income may compare its performance to that of the Fidelity Strategic Income Composite Benchmark which is a hypothetical representation of the performance of the fund's general investment categories according to their respective weighting in the fund's neutral mix. The Fidelity Strategic Income Composite Benchmark represents Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets). The following indices are used to calculate the Fidelity Strategic Income Composite Benchmark: high yield - the Merrill Lynch High Yield Master Index (40%), a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year; U.S. Government and
investment   -    grade -    the Lehman Brothers Government Bond Index
(30%) is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Issues included in the index have a par value of at least $100 million. Issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S.
Government;     foreign developed markets    - the Salomon Brothers
Non-U.S. Dollar World Government Bond Index (15%), is a market-capitalization weighted index that tracks the performance of 16 world Government bond markets, excluding the United States. Issues included in the Index have fixed-rate coupons and maturities of at least one year; emerging markets - the J.P. Morgan Emerging Markets Bond Index Plus (15%), a markets capitalization weighted total return index of U.S. dollar-and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Each class of the municipal funds may compare its performance to that of the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with
maturities of at least one year.    I    ntermediate Municipal Income
may compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. Short-Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-5 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The classes may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   A     fund may compare and contrast in advertising the relative
advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
A fund may present its fund number, QuotronTM number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of December 31, 1997, FMR advised over $   30     billion in
tax-free fund assets, $   99     billion in money market fund assets,
$   395     billion in equity fund assets, $   71     billion in
international fund assets, and $   24     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE    AND REDEMPTION     INFORMATION
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to
waive Class A's front-end sales charge    on shares acquired through
reinvestment of dividends and capital gains or     in connection with
a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA);
2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged
an asset-based fee. Employee benefit plan   s     do not qualify for
this waiver;
5. to shares purchased for an employee benefit plan having $25 million or more in plan assets; or
6. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original
load waiver certificate is received by FIIOC   .
       CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gains or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA);
2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;
3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;
4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;
5. to shares purchased for an employee benefit plan;
6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined trusts; or
14. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original
load waiver certificate is received by FIIOC   .
       STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Initial Class's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Initial Class's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security
Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption (1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and
(ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities;
11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity
   Traditional     IRA,    The Fidelity Roth IRA, The Fidelity Roth
Conversion IRA, T    he Fidelity Rollover IRA, The Fidelity SEP-IRA
and SARSEP,    The Fidelity SIMPLEIRA,     The Fidelity Retirement
Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
The    Initial Class's     sales charge may be reduced to reflect
sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed
above   .
       CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (4) (APPLICABLE TO CLASS C ONLY) in connection with any redemptions from an employee benefit plan (including 403(b) programs, but otherwise as defined by ERISA).
A sales load waiver form must accompany    each     transaction
available for each class    .
INSTITUTIONAL CLASS SHARES ONLY
Institutional Class Shares are offered to:
1. Broker-dealer managed accounts programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (including 403(b) programs, but otherwise as defined by ERISA) must have at least $50 million in plan assets;
2. Registered investment advisor managed account    programs    ,
provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the programs must be managed on a discretionary basis;
3. Trust institution        and bank trust department managed accounts
programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and
5. Current or former Trustees or officers of a Fidelity fund or current or retired officer, directors, or regular employees of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.
For purchases made by managed account programs or insurance company
separate accounts, FDC reserves the right to w   a    ive the
requirement that $1 million be invested in the Institutional Class of the Advisor funds.
FOR CLASS A AND CLASS T SHARES ONLY
FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable that have been held for the longest period of time.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS A, CLASS T, CLASS B, AND CLASS C SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held (i) Fidelity Advisor fund Class A, Class T, Class B and Class C shares, (ii) Advisor B Class and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been invested at one time. Purchases of Class B and Class C shares during the 13-month period also will count toward the completion of the Letter. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform Fidelity that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B, Class C or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B or Class C shares worth $10,000 or more you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, Class C, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
   ALL CLASSES
Each fund is open for business and    its net asset value per share
(NAV) is calculated     each day the New York Stock Exchange (NYSE) is
open for trading. The NYSE has designated the following holiday closings for 1998: New Year's Day, Martin Luther King's Birthday,
Presidents   '     Day, Good Friday, Memorial Day, Independence Day
(observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, on days when the Federal Reserves Wire System is closed, federal funds wires cannot be sent until the next business day.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to a fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business. If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
   DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. To the extent that a municipal fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government securities may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. If a fund's distributions exceed its net investment company taxable income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in the fund. Mortgage security paydown gains (losses) on mortgage securities purchased by a fund on or prior to June 8, 1997 are generally taxable as ordinary income and, therefore, increase (decrease) taxable dividend distributions. Each fund will send to shareholders a notice in January describing the tax status of dividends and capital gains distributions, if any, for the
prior year    .
   S    hareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Each municipal fund purchases securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of    t    he Tax Reform Act of 1986, interest on certain
"private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable
from gross income for other tax purposes.        Interest from private
activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund
are    t    axable to shareholders as dividends, not as capital gains.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by a fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
As of November 30, 1997, TechnoQuant Growth hereby designates
approximately $   48,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of October 31, 1997, Overseas hereby designates approximately
$   18,690,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of November 30, 1997, Mid Cap hereby designates approximately
$   4,130,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of November 30, 1997, Equity Growth hereby designates approximately
$   116,982,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of October 31, 1997, Growth Opportunities hereby designates
approximately $   108,011,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of November 30, 1997, Growth Opportunities hereby designates
approximately    $66,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of November 30, 1997, Strategic Opportunities hereby designates
approximately $   15,640,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of November 30, 1997, Large Cap hereby designates approximately
$   688,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of November 30, 1997, Growth & Income hereby designates
approximately $   81,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of November 30, 1997, Equity Income hereby designates approximately
$   17,867,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of October 31, 1997, Balanced hereby designates approximately
$   29,059,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of December 31, 1997, Emerging Markets Income hereby designates
approximately $   1,123,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of October 31, 1997, High Yield hereby designates approximately
$   5,255,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of December 31, 1997, Strategic Income hereby designates
approximately $   863,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of October 31, 1997, Government Investment had a capital loss
carryforward aggregating approximately $   6,368,000    . This loss
carryforward, of which $3,26   1    ,000, $2,   767    ,000, and
$340,000 will expire on October 31, 200   2, 2004,     and
200   5    , respectively, is available to    offset future capital
gains    .
A   s of November 30, 1997,     Intermediate Bond had a capital loss
carryforward aggregating approximately $   15,259,000    . This loss
carryforward, of which $2,841,000, $1,035,000, $134,000,    $9,840,000
    and $   1,409    ,000 will expire on November 30, 1998, 1999,
2002, 2004, and 200   5    , respectively, is available to offset
future capital gains.
As of October 31, 1997, Short Fixed-Income had a capital loss
carryforward aggregating approximately $   42,980,000    . This loss
carryforward, of which $63,000, $286,000, $38,000, $336,000,
$17,692,000, $19,457,000   ,     $2,265,000   , and $2,843,000
will expire on October 31, 1998, 1999, 2000, 2001, 2002, 2003,
   2004,     and 200   5    , respectively, is available to offset
future capital gains.
As of October 31, 1997, Municipal Income had a capital loss
carryforward aggregating approximately $   16,425,000    . This loss
carryforward, of which $   2    ,   646    ,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003, and 2004,
respectively, is available to offset future capital gains.
   As of December 31, 1997, Municipal Bond had a capital loss carryforward aggregating approximately $8,535,000. This loss carryforward, all of which will expire December 31, 2003, is available to offset future capital gains.
As of November 30, 1997, Intermediate Municipal Income    hereby
designates approximately $68,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of November 30, 1997, Short-Intermediate Municipal Income hereby
designates approximately    $12,00    0 as a capital gain dividend for
the purpose of the dividend-paid deduction.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government
securities. Some states limit this    pass-through     to mutual funds
that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some
agency   -    backed securities, may not qualify for this benefit. The
tax treatment of your dividend distributions from a fund will be the
same as if you directly owned    a     proportionate share of the U.S.
Government securities. Because the income earned on most U.S. Government securities is exempt from state and local income taxes, the
portion of dividends fro   m a     fund attributable to these
securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities, whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net
investment income and    net     realized capital gains within each
calendar year as well as on a fiscal year    basis, and intends to
comply with other tax rules applicable to regulated investment companies.
   E    ach fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a
Director of    Fidelity Investments Money Management, Inc. (1998),
    Fidelity Management & Research (U.K.) Inc., and Fidelity
Management & Research (Far East) Inc.    Abigail Johnson, Vice
President of certain Equity funds, is Mr. Johnson's daughter.
J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (65), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (66), Trustee.        Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (70), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (65), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of
FMR.        Prior to May 31, 1990, he was a Director of FMR and
Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (64), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (68), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working,
telecommunications, and electronic products) from 1987-1996        and
Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (64), Trustee (1993)   ,     is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993) Imation Corp. (imaging and information storage, 1997) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way
(1993) and is a member of the University of Alabama President's
Cabinet.
*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is President and a Director of FMR (1997); and President and a Director
of    Fidelity Investments Money Management, Inc.,     (199   8    ),
Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (69), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992). ROBERT LAWRENCE (45), is Vice President of certain Equity Funds
(1997), Vice President of Fidelity Real Estate High Income    Fund
    (1995) and Fidelity Estate High Income Fund II (1996), and Senior Vice President of FMR (1993).
FRED L. HENNING, JR. (58), is Vice President of Fidelity's
Fixed-Income Group (1995)   ,     Senior Vice President of FMR
(1995),    and Senior Vice President of FIMM (1998).     Before
assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
BART A. GRENIER, (38) is Vice President of certain High-Income Bond Funds (1997). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.
JOHN H. CARLSON (47), is Vice President of Fidelity Advisor Emerging Markets Income Fund (1996) and Fidelity Advisor Strategic Income Fund
(1996), and other funds advised by FMR. Prior to joining Fidelity in 1995, Mr. Carlson spent three years with Lehman Brothers as executive director of emerging markets and senior vice president and head trader at Lehman's Latin American emerging markers fixed-income desk.
DWIGHT CHURCHILL (44), is Vice President of Bond funds, Group Leader
of    the     Bond Group, Senior Vice President of FMR (1997)   , and
Vice President of FIMM (1998).     Mr. Churchill joined Fidelity in
1993 as Vice President and Group Leader of Taxable Fixed-Income
Investments   .
   M    ARGARET L. EAGLE (48), is Vice President of Fidelity Advisor
High Yield and Fidelity Advisor Strategic Income Fund (1997). Prior to her current responsibilities, Ms. Eagle was a fixed-income analyst and managed a variety of Fidelity funds.
GEORGE A. FISCHER (36), is Vice President of Fidelity Advisor Municipal Bond Fund (1997) and other funds advised by FMR. Prior to his current responsibilities, Mr. Fischer has managed a variety of Fidelity funds.
KEVIN E. GRANT (37), is Vice President of Fidelity Advisor Balanced Fund (1996), Fidelity Advisor Intermediate Bond Fund (1995), Fidelity Advisor Mortgage Securities (1995), and other funds advised by FMR. Since joining Fidelity in 1993, Mr. Grant has managed a variety of Fidelity funds. Prior to joining Fidelity, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.
CURTIS HOLLINGSWORTH (40), is Vice President of Fidelity Advisor Government Investment Fund (1996), Fidelity Advisor Strategic Income Fund (1996), and other funds advised by FMR. Prior to his current responsibilities, Mr. Hollingsworth has managed a variety of Fidelity funds.
HARRIS LEVITON (36), is Vice President of Strategic Opportunities
(1996). Prior to his current responsibilities, Mr. Leviton has managed a variety of Fidelity funds.
ABIGAIL JOHNSON (36), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity
funds.    Edward C. Johnson 3d, Trustee and President of the funds, is
Ms. Johnson's father.
NORMAN U. LIND (41), is Vice President of Fidelity Advisor
Short-Intermediate Municipal Income Fund (1995)   , Fidelity Advisor
Intermediate Municipal Income Fund (1998),     and other funds advised
by FMR. Prior to his current responsibilities, Mr. Lind managed a variety of Fidelity funds.
   KEVIN R. MCCAREY (37), is Vice President of Fidelity Advisor International Capital Appreciation Fund (1997) and other funds advised by FMR. Prior to his current responsibilities, Mr. McCarey has managed a variety of Fidelity funds.
RICHARD R. MACE, JR. (36), is Vice President of Fidelity Advisor Overseas Fund (1996), and other funds advised by FMR. Prior to his current responsibilities, Mr. Mace has managed a variety of Fidelity funds.
JONATHAN D. SHORT (34), is Vice Presi   d    ent of Fidelity Advisor
Municipal Income Fund (1998), and other funds advised by FMR.
P   rio    r to his current responsibilities, Mr. Short assisted on
Fidelity Advisor Municipal Income Fund and managed a variety of
   Fidelity funds    .
RICHARD A. SPILLANE, JR. (46), is Vice President of certain Equity Funds, and Senior Vice President of FMR (1997). Since joining Fidelity
Mr. Spillane    is     Chief Investment Officer for Fidelity
International, Limited. Prior to that position, Mr. Spillane served as Director of Research.
THOMAS M. SPRAGUE (40), is Vice President of Large Cap (1997), and another fund advised by FMR. Prior to is current responsibilities, Mr. Sprague has managed a variety of Fidelity funds.
BETH TERRANA (40), is Vice President of Fidelity Advisor Growth &
Income Fund (1996)   ,     and other funds advised by FMR. Prior to
her current responsibilities, Ms. Terrana managed a variety of
Fidelity funds.
JENNIFER S. UHRIG (36), is Vice President of Fidelity Advisor Equity Growth Fund (1996), and other funds advised by FMR. Prior to her current responsibilities, Ms. Uhrig has managed a variety of Fidelity funds.
GEORGE A. VANDERHEIDEN (52), is Vice President of Growth Opportunities, and other funds advised by FMR. Prior to his current responsibilities, Mr. Vanderheiden has managed a variety of Fidelity funds.
   ERIC D. ROITER (49),     Secretary    (1998)    , is Vice President
(199   8    )   ,     and General Counsel of FMR    (1998). Mr. Roiter
was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (52), Assistant Vice President, is Assistant Vice
President of Fidelity's    Municipal Bond Fund    s (1996) and of
Fidelity's Money Market Funds   .
JOHN H. COSTELLO (51), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1997, or calendar year ended December 31, 1997, as applicable.
COMPENSATION TABLE



   Aggregate
Compensation
from a
FundA

J. Gary  Ralph   Phyllis Richard Robert  Edward  E.      Donald  Peter   William Gerald    Edward  Marvin Thomas
Burkhead F.      Burke   J.      M.      C.      Bradley J.      S.      O.      C.        H.      L.     R.
(Double  Cox     Davis   Flynn   Gates   Johnson Jones   Kirk    Lynch   McCoy   McDonough Malone  Mann   Williams
Dagger)                  (Double         3d                      (Double (Double           (Double
                         Dagger)         (Double                 Dagger) Dagger)           Dagger)
                         (Double         Dagger)                         (Double           (Double
                         Dagger)                                         Dagger)           Dagger)
                                                                         (Double
                                                                         Dagger)

TechnoQuant
$ 0      $ 8     $ 8     $ 0     $ 5     $ 0     $ 8     $ 8     $ 0     $ 5     $ 10       $ 0     $ 8        $ 8
Growth**,B

International
0        20      20      0       17      0       20      20      0       20      25         0        20         20
Capital
AppreciationB,++

Overseas*,B,C
0        481     471     64      121     0       474     474     0       260     575        66       481        478

MidCap**,B
0        144     141     6       66      0       142     142     0       94      175        6        144        144

Equity
0        2,067   2,022   127     783     0       2,038   2,038   0       1,110   2,506      123      2,067      2,069
Growth**,B,D,N

Growth
0        7,159   7,008   860     5,170   0       7,060   7,060   0       7,213   8,573      929      7,159      7,115
Opportunities
**,B,E,N,O

Strategic
0        265     259     0       170     0       261     261     0       227     326        0         265        265
Opportunities**,B

Large Cap**,B
0        24      24      1       11      0       24      24      0       16      29         1         24         24

Growth &
0        23      23      0       16      0       23      23      0       16      29         0          23         23
Income**,B

Equity
0        1,202   1,177   66      965     0       1,186   1,186   0       1,237   1,460      64        1,202      1,203
Income**,B,F,N

Balanced*,B,G,N
0        1,236   1,209   178     839     0       1,219   1,219   0       1,232   1,470      198       1,236      1,227

Emerging
0        49      48      0       33      0       49      49      0       42      61         0         49         49
Markets
Income***,B

High Yield*,B,H,N
0        1,013   991     123     729     0       998     998     0       1,021   1,212      132       1,013      1,006

Strategic
0        67      66      0       45      0       66      66      0       57      83         0         67         67
Income***,B

Mortgage
0        204     199     82      98      0       200     200     0       202     235        68        204        204
Securities *,B,I,P

Government
0        92      90      15      57      0       91      91      0       90      105        14        92         91
Investment*,B,J

Intermediate
0        197     193     13      151     0       194     194     0       202     239        13       197        197
Bond**,B,K

Short Fixed-
0        166     161     25      109     0       164     164     0       164     197        28         166        165
Income*,B,L

Municipal
0        200     195     30      131     0       197     197     0       197     237        34         200        198
Income*,B,M

Municipal
0        395     386     0       326     0       389     389     0       404     486        0          395        395
Bond***,B

Intermediate
0        27      27      2       21      0       27      27      0       28      33         2          27         27
Municipal
Income**,B

Short-Intermediat
0        11      11      1       8       0       11      11      0       11      13         1          11         11
e Municipal
Income**,B

TOTAL
0        214,500 210,000 0       176,000 0       211,500 211,500 0       214,500 264,500    0         214,500    214,500
COMPENSATION
FROM THE FUND
COMPLEX +,A


* Fiscal year ended October 31.
** Fiscal year ended November 30.
*** Fiscal year ended December 31.
(double dagger) Interested trustees of each fund and Mr. Burkhead are compensated by FMR.
(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a
Member of the Advisory Board    for the funds. Mr. McCoy was appointed
to the Board of Trustees of Advisor Series II, III, IV, V, VI, Income Fund, and Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Advisor Series I, VII, and VIII on July 16, 1997, September 17, 1997, and June 18, 1997,
respectively    .
   + Information is as of December 31, 1997 for 230 funds in the complex.
   ++ Figures presented are estimates for the fund's first fiscal year end October 31, 1998.
A    Compensation figures include cash, amounts required to be
deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000, Phyllis Burke Davis, $75,000, Robert M. Gates, $62,500, E. Bradley Jones, $75,000, Donald J. Kirk, $75,000, William
O. McCoy, $75,000, Gerald C. McDonough, $87,500, Marvin L. Mann, $75,000, and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $53,699, Marvin L. Mann, $53,699, and Thomas R. Williams, $62,462.
B    Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of
Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   12    , Phyllis Burke Davis, $   12    ,    Robert M. Gates,
$0,     Richard J. Flynn, $   0    , E. Bradley Jones,    $12    ,
Donald J. Kirk, $   12    , William O. McCoy, $   0    , Gerald C.
McDonough, $   12    , Edward H. Malone, $   12    , Marvin L. Mann,
$   12    , and Thomas R. Williams, $   12.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   925    , Phyllis Burke Davis, $   925    ,    Robert M.
Gates, $330,     Richard J. Flynn, $   0    , E. Bradley Jones,
$   925    , Donald J. Kirk, $   925    , William O. McCoy,
$   330    , Gerald C. McDonough, $   1,078    , Edward H. Malone,
$   4    , Marvin L. Mann, $   925    , and Thomas R. Williams,
$   925.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   3,130    , Phyllis Burke Davis, $   3,130    , Richard J.
Flynn, $   0    ,    Robert M. Gates, $2,446,     E. Bradley Jones,
$   3,130    , Donald J. Kirk, $   3,130    , William O. McCoy,
$   3,044    , Gerald C. McDonough, $   3,624    , Edward H. Malone,
$   165    , Marvin L. Mann, $   3,130    , and Thomas R. Williams,
$   3,130    .
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox,    $541    , Phyllis Burke Davis, $   541    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $454,     E. Bradley Jones,
$   541    , Donald J. Kirk, $   541    , William O. McCoy,
$   552    , Gerald C. McDonough, $   631    , Edward H. Malone,
$   2    , Marvin L. Mann, $   541    , and Thomas R. Williams,
$   541    .
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   535    , Phyllis Burke Davis, $   535    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $397,     E. Bradley Jones,
$   535    , Donald J. Kirk, $   535    , William O. McCoy,
$   508    , Gerald C. McDonough, $   617    , Edward H. Malone,
$   41    , Marvin L. Mann, $   535    , and Thomas R. Williams,
$   535    .
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   442    , Phyllis Burke Davis, $   442    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $345,     E. Bradley Jones,
$   442    , Donald J. Kirk, $   442    , William O. McCoy,
$   430    , Gerald C. McDonough, $   512    , Edward H. Malone,
$   23    , Marvin L. Mann, $   442    , and Thomas R. Williams,
$   442    .
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   6    , Phyllis Burke Davis, $   6    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $0,     E. Bradley Jones, $   6    ,
Donald J. Kirk, $   6    , William O. McCoy, $   0    , Gerald C.
McDonough, $   6    , Edward H. Malone, $   6,     Marvin L. Mann,
$   6,     and Thomas R. Williams, $   6    .
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   4    , Phyllis Burke Davis, $   4    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $0,     E. Bradley Jones, $   4    ,
Donald J. Kirk, $   4    , William O. McCoy, $   0    , Gerald C.
McDonough, $   4    , Edward H. Malone, $   4    , Marvin L. Mann,
$   4    , and Thomas R. Williams, $   4    .
K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   1    , Phyllis Burke Davis, $   1    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $0,     E. Bradley Jones, $   1    ,
Donald J. Kirk, $   1    , William O. McCoy, $   0    , Gerald C.
McDonough, $   1    , Edward H. Malone, $   1    , Marvin L. Mann,
$   1    , and Thomas R. Williams, $   1    .
L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   6    , Phyllis Burke Davis, $   6    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $0,     E. Bradley Jones, $   6    ,
Donald J. Kirk, $   6    , William O. McCoy, $   0    , Gerald C.
McDonough, $   6    , Edward H. Malone, $   6    , Marvin L. Mann,
$   6    , and Thomas R. Williams, $   6    .
M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   7    , Phyllis Burke Davis, $   7    , Richard J. Flynn,
$   0    ,    Robert M. Gates, $0,     E. Bradley Jones, $   7    ,
Donald J. Kirk, $   7    , William O. McCoy,    $0    , Gerald C.
McDonough, $   7    , Edward H. Malone, $   7    , Marvin L. Mann,
$   7    , and Thomas R. Williams, $   7    .
N    For the fiscal period ended in 1997, certain of the
non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $870, Malone, $119, Mann, $870, Williams, $767); Growth Opportunities (Cox, $3,178, Malone, $764, Mann, $3,178, Williams, $2,464); Equity Income (Cox, $502, Malone, $62, Mann, $502, Williams, $449); Balanced (Cox, $557, Malone, $157, Mann, $557, Williams $410);
and High Yield (Cox, $450, Malone, $109, Mann, $450, Williams,
$348).
O    Aggregate compensation from Growth Opportunities for the one month period ended November 30, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $697, Phyllis Burke Davis, $697, Richard J. Flynn, $0, Robert M. Gates, $688, Edward C. Johnson 3d, $0, E. Bradley Jones, $697, Donald
J. Kirk, $697, Peter S. Lynch, $0, William O. McCoy, $688, Gerald C. McDonough, $851, Edward H. Malone, $14, Marvin L. Mann, $697, and Thomas R. Williams, $697.
   P Aggregate compensation from Mortgage Securities for the three month period ended October 31, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $51, Phyllis Burke Davis, $51, Richard J. Flynn, $0, Robert M. Gates, $51, Edward C. Johnson 3d, $0, E. Bradley Jones, $51, Donald J. Kirk, $51, Peter S. Lynch, $0, William O. McCoy, $51, Gerald C. McDonough, $63, Edward H. Malone, $0, Marvin L. Mann, $51, and Thomas
R. Williams, $51    .
   U    nder a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan are    subject to vesting and are     treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular
level of    compensation to the Trustee. A fund may invest in the
Reference Funds under the Plan without shareholder approval.
   As     of December 31, 1997, the following owned of record or
beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:
   ADVISOR BALANCED - CLASS A:     EQ Financial Consultants, New York,
NY (16.66%).
   ADVISOR BALANCED - CLASS T    : CIGNA, Hartford, CT (21.29%); Smith
Barney, New York, NY (5.24%).
   ADVISOR BALANCED - CLASS B:     Merrill Lynch Pierce Fenner &
Smith, Jacksonville, FL (5.20%).
   ADVISOR BALANCED - CLASS C:     Leonard & Co., Birmingham, MI
(22.04%); Smith Barney, New York, NY (15.25%); Wheat    First Butcher
Singer, Inc., Richmond, VA     (11.35%); Securities America, Inc.,
Omaha, NE (6.72%).
   ADVISOR BALANCED - INSTITUTIONAL CLASS:     Whitney National Bank,
New Orleans, LA (27.72%); Valley National Bank, Clifton,    NJ
(13.40%);     Charles Schwab and Co., Inc., San Francisco, CA (9.61%);
South Holland Bancorp, South Holland, IL (6.63%);    Donaldson,
    Lufkin & Jenrette, New York, NY (5.18%).
   ADVISOR EMERGING MARKETS INCOME - CLASS A:     Linsco/Private
Ledger, San Diego, CA (17.62%); Washington Square Securi   ties,
Minneapolis,     MN (7.96%); FMR Corp., Boston, MA (5.92%); Dain
Rauscher, Inc., Minneapolis, MN (5.72%).
   ADVISOR EMERGING MARKETS INCOME - CLASS T:     FMR Corp., Boston,
MA (9.60%).
   ADVISOR EMERGING MARKETS INCOME - CLASS B:     Donaldson, Lufkin &
Jenrette, New York, NY (6.48%).
   ADVISOR EMERGING MARKETS INCOME - CLASS C:     Securities America,
Inc., Omaha, NE (50.33%); FMR Corp., Boston, MA    (10.39%);
Wash    ington Square Securities, Minneapolis, MN (5.28%).
   ADVISOR EMERGING MARKETS INCOME - INSTITUTIONAL CLASS:
Donaldson, Lufkin & Jenrette, New York, NY (11.91%).
   ADVISOR EQUITY GROWTH - CLASS A:     FIS Securities, Inc.,
Providence, RI (10.26%).
   ADVISOR EQUITY GROWTH - CLASS T    : CIGNA, Hartford, CT (9.00%);
Smith Barney, New York, NY (5.34%).
   ADVISOR EQUITY GROWTH - CLASS B:     FIS Securities, Inc.,
Providence, RI (8.85%).
   ADVISOR EQUITY GROWTH - CLASS C:     Citicorp Investment Services,
New York, NY (14.43%); Merrill Lynch Pierce Fenner &    Smith,
Jacksonville,     FL (11.50%); Smith Barney, New York, NY (10.36%);
Private Brokers CLEA, Dallas, TX (7.24%); J. W.    Charles Securities,
    Boca Raton, FL (5.46%); Financial Designs Corporation, San Gabriel, CA (5.26%).
   ADVISOR EQUITY INCOME - CLASS A:     FIS Securities, Inc.,
Providence, RI (7.57%).
   ADVISOR EQUITY INCOME - CLASS T:     Smith Barney, New York, NY
(5.01%).
   ADVISOR EQUITY INCOME - CLASS B: Merrill Lynch Pierce Fenner &
Smith, Jacksonville, FL (7.27%); Smith Barney, New York,     NY
(7.04%);    Donaldson, Lufkin & Jenrette, New York, NY (5.31%).
   ADVISOR EQUITY INCOME - CLASS C: Intersecurities, Inc., Largo, FL
(11.34%); Merrill Lynch Pierce Fenner & Smith, Jacksonv    ille, FL
(9.54%);    Private Brokers CLEA, Dallas, TX (9.29%); Securities
America, Inc., Omaha, NE (5.85%).
   ADVISOR EQUITY INCOME - INSTITUTIONAL CLASS: BankBoston, Boston, MA (34.68%); First National Bank of Ohio, Akron, OH (12.45%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS A: Walnut Street Securities, Inc., Clayton, MO (31.16%); Vestax Securities, Hudson, OH (7.88%); Wilmington Trust Company, Wilmington, DE (7.41%); FMR Corp., Boston, MA (6.28%); EQ Financial Consultants, New York, NY (5.29%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS T: Smith Barney, New York, NY (6.76%); Oriental Financial Services Corp., Hato Rey, PR (6.09%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS B: Royal Alliance Assoc., Inc., Birmingham, AL (6.11%); Donaldson, Lufkin & Jenrette, New York, NY (5.46%); Smith Barney, New York, NY (5.22%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.16%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS C: Royal Alliance Assoc., Inc., Birmingham, AL (38.63%); Prudential Securities, New York, NY (37.36%); A. G. Edwards & Sons, St. Louis, MO (8.06%);
Intersecurities, Inc., Largo, FL (6.01%); ONB Investment Services, Inc., Evansville, IA (5.02%).
   ADVISOR GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (56.08%); Alpha Capital Management, Long Beach, CA (16.98%); First Security Trust Company, Coral Gables, FL (6.19%).
   ADVISOR GROWTH & INCOME - CLASS A: PaineWebber, Inc., Weehawken, NJ (7.55%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.57%); EQ Financial Consultants, New York, NY (5.18%).
   ADVISOR GROWTH & INCOME - CLASS T: Commonwealth Equity Services, Waltham, MA (15.20%); Securities America, Inc., Omaha, NE
(11.47%).
   ADVISOR GROWTH & INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (15.79%); PaineWebber, Inc., Weehawken, NJ (6.37%); A. G. Edwards & Sons, St. Louis, MO (5.17%).
   ADVISOR GROWTH & INCOME - CLASS C: Allmerica Investments, Worcester, MA (16.22%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.42%); Royal Alliance Assoc., Inc., Birmingham, AL (8.20%); J. W. Charles Securities, Boca Raton, FL (7.51%).
   ADVISOR GROWTH & INCOME - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (78.60%).
   ADVISOR GROWTH OPPORTUNITIES - CLASS T: CIGNA, Hartford, CT (16.32%); Smith Barney, New York, NY (6.55%).
   ADVISOR GROWTH OPPORTUNITIES - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (8.75%); A. G. Edwards & Sons, St. Louis, MO (6.30%); Prudential Securities, New York, NY (5.60%); Smith Barney, New York, NY (5.12%).
   ADVISOR GROWTH OPPORTUNITIES - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (18.83%); Smith Barney, New York, NY (11.34%); Prudential Securities, New York, NY (8.91%); A. G. Edwards & Sons, St. Louis, MO (6.72%).
   ADVISOR GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (10.37%); Marshall & Ilsley Trust Co., Milwaukee, WI (8.43%); Frost National Bank, San Antonio, TX (8.21%); Donaldson, Lufkin & Jenrette, New York, NY (5.37%).
   ADVISOR HIGH YIELD - CLASS A: FIS Securities, Inc., Providence, RI (11.59%); CIGNA, Hartford, CT (5.79%); Wells Fargo Bank, San Francisco, CA (5.45%).
   ADVISOR HIGH YIELD - CLASS T: Manulife Financial, Canada (7.23%); Smith Barney, New York, NY (6.09%).
   ADVISOR HIGH YIELD - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.26%); Prudential Securities, New York, NY (6.55%).
   ADVISOR HIGH YIELD - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (33.03%); Smith Barney, New York, New York
(15.32%).
   ADVISOR HIGH YIELD - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (31.90%); Donaldson, Lufkin & Jenrette, New York, NY (11.28%); Resources Trust Company, Englewood, CO (5.12%).
   ADVISOR INTERMEDIATE BOND - CLASS A: FIS Securities, Inc., Providence, RI (31.20%); Corelink Financial, Providence, RI
(14.42%).
   ADVISOR INTERMEDIATE BOND - CLASS T: PaineWebber, Inc., Weehawken,
NJ (6.36%).
   ADVISOR INTERMEDIATE BOND - CLASS C: Royal Alliance Assoc., Inc., Birmingham, AL (43.88%); A. G. Edwards & Sons, St. Louis, MO (22.61%); Offerman & Co., Minneapolis, MN (13.59%); Wheat First Butcher Singer, Inc., Richmond, VA (6.21%): Smith Barney, New York, NY (5.13%).
   ADVISOR INTERMEDIATE BOND - INSTITUTIONAL CLASS: Mercantile Bank, N.A., St. Louis, MO (16.52%); Amivest Corporation, New York, NY (6.11%); Magna Bank, Belleville, IL (5.27%); Marquis Investments Inc., New Orleans, LA (5.24%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (27.74%); Summit Trust Company, Summit, NJ (26.66%); Gerson Horowitz Green Sec. Corp., New York, NY (13.63%); Locust Street Securities, Inc., Des Moines, IA (13.07%); FSC Securities Corp., Atlanta, GA (10.10%); Corelink Financial, Providence, RI (8.77%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (9.47%); Smith Barney, New York, NY (6.59%); Commonwealth Equity Services, Waltham, MA (6.08%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.45%); Prudential Securities, New York, NY (6.64%); Donaldson, Lufkin & Jenrette, New York, NY (6.45%); National Financial Services Corporation, Boston, MA (6.19%); Royal Alliance Assoc., Inc., Birmingham, AL (6.15%); A. G. Edwards & Sons, St. Louis, MO (5.72%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS C: Walnut Street Securities, Inc., Clayton, MO (66.96%): FMR Corp., Boston, MA (27.25%); A. G. Edwards & Sons, St. Louis, MO (5.79%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS: South Holland Bancorp, South Holland, IL (13.57%); Wells Fargo Bank, San Francisco, CA (11.94%); Citizens National Bank of Evansville, Evansville, IN (9.88%); Laird Norton Co., Seattle, WA (9.76%); Arvest Trust Company, Rogers, AR (8.11%); Frost National Bank, San Antonio, TX (7.77%); Tompkins County Trust Company, Ithaca, NY (7.69%); Liberty National Bank & Trust, Oklahoma City, OK (5.46%).
   ADVISOR INTERNATIONAL CAPITAL APPRECIATION - CLASS A: FMR Corp., Boston, MA (49.70%); Prudential Securities, New York, NY (16.68%); Jackson National Financial, Inc., Lansing, MI (10.09%); PaineWebber, Inc., Weehawken, NJ (8.85%); Investment Architects, Inc., Alamo, CA (8.36%); United Securities Alliance, Bensalem, PA (5.10%).
   ADVISOR INTERNATIONAL CAPITAL APPRECIATION - CLASS T: Cambridge Investment Research, Fairfield, IA (27.90%); MML Investors Services, Inc., Springfield, MA (10.30%); Donahue Securities, Cincinnati, OH (9.63%); Investacorp, Miami Lakes, FL (6.68%).
   ADVISOR INTERNATIONAL CAPITAL APPRECIATION - CLASS B: Guardian Investor Services Corporation, New York, NY (21.38%); FMR Corp., Boston, MA (16.55%); Donahue Securities, Cincinnati, OH (14.20%); Ilicob Sales Corp., Lockport, NY (6.84%); David A. Noyes & Co., Chicago, IL (6.80%).
   ADVISOR INTERNATIONAL CAPITAL APPRECIATION - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (22.36%); FMR Corp., Boston, MA (19.86%); Investacorp, Miami Lakes, FL (15.27%); Financial Network Investment Corporation, Torrance, CA (6.52%); Prudential Securities, New York, NY (6.02%); St. Bernard Financial Services, Russellville, AR (5.09%).
   ADVISOR INTERNATIONAL CAPITAL APPRECIATION - INSTITUTIONAL CLASS:
FMR Corp., Boston, MA (99.50%).
   ADVISOR LARGE CAP - CLASS A: A. G. Edwards & Sons, St. Louis, MO (10.52%); Chase Manhattan Bank, N. A., Rochester, NY (7.94%); FMR Corp., Boston, MA (5.55%).
   ADVISOR LARGE CAP - CLASS T: Dain Rauscher, Inc., Minneapolis, MN (6.84%); Securities America, Inc., Omaha, NE (6.10%).
   ADVISOR LARGE CAP -CLASS B: Dain Rauscher, Inc., Minneapolis, MN (18.08%); Prudential Securities, New York, NY (7.89%).
   ADVISOR LARGE CAP - CLASS C: A. G. Edwards & Sons, St. Louis, MO (23.72%); PaineWebber, Inc., Weehawken, NJ (20.32%); Washington Square Securities, Minneapolis, MN (12.22%); FMR Corp., Boston, MA (10.17%); Securities Corporation of Iowa, Cedar Rapids, IA (5.01%).
   ADVISOR LARGE CAP - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (40.50%); South Holland Bancorp, South Holland, IL (27.90%); Charles Schwab and Co., Inc., San Francisco, CA (10.88%).
   ADVISOR MID CAP - CLASS A: Securities America, Inc., Omaha, NE
(8.37%).
   ADVISOR MID CAP - CLASS T: Dain Rauscher, Inc., Minneapolis, MN (8.27%); Smith Barney, New York, NY (7.21%); Commonwealth Equity Services, Waltham, MA (5.36%); Donaldson, Lufkin & Jenrette, New York, NY (5.34%).
   ADVISOR MID CAP - CLASS B: Dain Rauscher, Inc., Minneapolis, MN (12.71%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (9.06%); Smith Barney, New York, NY (7.65%).
   ADVISOR MID CAP - CLASS C: Washington Square Securities, Minneapolis, MN (12.85%); Financial Network Investment Corporation, Torrance, CA (9.61%); Robert Thomas Securities, Inc., St. Petersburg, FL (7.96%); Intersecurities, Inc., Largo, FL (7.46%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.30%); PaineWebber, Inc., Weehawken, NJ (5.74%); Prudential Securities, New York, NY
(5.06%).
   ADVISOR MID CAP - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (53.30%); Fidelity Personal Trust Services, Boston, MA (8.52%); First Citizens Bank & Trust Company, Raleigh, NC (6.22%).
   ADVISOR MORTGAGE SECURITIES - CLASS A: FMR Corp., Boston, MA (53.94%); Quest Capital Strategies, Inc., Santa Ana Heights, CA (14.28%); CIGNA, Hartford, CT (7.00%).
   ADVISOR MORTGAGE SECURITIES - CLASS T: Commonwealth Equity Services, Waltham, MA (33.08%); LaSalle St. Securities, Inc., Chicago, IL (6.09%); Compass Securities Corp., Newton, MA (6.03%).
   ADVISOR MORTGAGE SECURITIES - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (10.21%); 1717 Capital Management Company, Newark, DE (10.13%); Nathan & Lewis Securities, New York, NY (7.91%); Walnut Street Securities, Inc., Clayton, MO (7.42%); Washington Square Securities, Minneapolis, MN (7.08%); Commercial Federal Bank, Denver, CO (6.59%); FMR Corp., Boston, MA (5.36%).
   ADVISOR MORTGAGE SECURITIES - INSTITUTIONAL CLASS: Magna Bank, Belleville, IL (29.50%); Reliance Financial Services, Defiance, OH (9.76%); Drovers Bank, York, PA (7.73%); The Rock Island Bank, Rock Island, IL (5.55%); Oak Brook Bank, Oak Brook, IL (5.17%).
   ADVISOR MORTGAGE SECURITIES - INITIAL CLASS: National Financial Services Corporation, Boston, MA (7.50%).
   ADVISOR MUNICIPAL INCOME FUND - CLASS A: Northeast Securities, Inc., Westbury, NY (28.00%); Everen Securities, Inc., Chicago, IL (14.61%); Mutual Services Corporation, Palm Beach Garden, FL (8.00%); 1717 Capital Management Company, Newark, DE (7.48%).
   ADVISOR MUNICIPAL INCOME - CLASS T: Smith Barney, New York, NY (8.46%); A. G. Edwards & Sons, St. Louis, MO (6.05%); Royal Alliance Assoc., Inc., Birmingham, AL (5.26%).
   ADVISOR MUNICIPAL INCOME - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (7.64%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.74%).
   ADVISOR MUNICIPAL INCOME - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (27.12%); Intersecurities, Inc., Largo, FL (15.66%); Washington Square Securities, Minneapolis, MN (12.02%); Smith Barney, New York, NY (7.94%); FSC Securities Corp., Atlanta, GA (6.57%); Investment Management & Research, St. Petersburg, FL (6.11%); Cowles, Sabol & Co., Inc., Encino, CA (5.86%); Delta Equity Services Corp., North Easton, MA (5.03%); Walnut Street Securities, Inc., Clayton, MO (5.01%).
   ADVISOR MUNICIPAL INCOME - INSTITUTIONAL CLASS: Peoples Bank and Trust Co., Indianapolis, IN (23.16%); Tompkins County Trust Company, Ithaca, NY (13.47%); FMR Corp., Boston, MA (8.07%); Century Trust, Rochester, PA (7.66%); University Bank, Houston, TX (7.02%); Arvest Trust Company, Rogers, AR (6.22%).
   ADVISOR OVERSEAS - CLASS A: Wilmington Trust Company, Wilmington, DE (6.48%); EQ Financial Consultants, New York, NY (6.23%).
   ADVISOR OVERSEAS - CLASS T: Smith Barney, New York, NY (7.01%); Great West Life/Benefits Corp., Englewood, CO (6.51%).
   ADVISOR OVERSEAS - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.04%); Smith Barney, New York, NY (5.22%).
   ADVISOR OVERSEAS - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (25.52%); Securities America, Inc., Omaha, NE (18.79%); Intersecurities, Inc., Largo, FL (6.86%); A. G. Edwards & Sons, St. Louis, MO (6.33%).
   ADVISOR OVERSEAS - INSTITUTIONAL CLASS: First National Bank, Iowa City, IA (18.70%); Charles Schwab and Co., Inc., San Francisco, CA (11.99%); Bingham, Dana & Gould L.L.P., Boston, MA (11.32%); First Hawaiian Bank, Honolulu, HI (7.39%); One Valley Bank, N.A., Charleston, WV (6.11%); First Commercial Trust Company, Little Rock, AR (5.25%).
   ADVISOR SHORT FIXED-INCOME - CLASS A: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (91.35%).
   ADVISOR SHORT FIXED-INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (6.85%); PaineWebber, Inc., Weehawken, NJ (6.02%); Smith Barney, New York, NY (5.15%).
   ADVISOR SHORT FIXED-INCOME - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (61.05%); Smith Barney, New York, NY (15.44%); Intersecurities, Inc., Largo, FL (5.55%); Capital Analysts, Inc., Radnor, PA (5.01%).
   ADVISOR SHORT FIXED-INCOME - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (39.22%); South Holland Bancorp, South Holland, IL (17.48%); First National Bank of Springfield, Springfield, IL (13.80%).
   ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A: FIS Securities, Inc., Providence, RI (49.60%); FMR Corp., Boston, MA (17.86%); Donaldson, Lufkin & Jenrette, New York, NY (16.10%); Metlife Securities, Inc., Denver, CO (13.45%); Investment Advisors & Consultants, Inc., Ocean, NJ (6.33%).
   ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T: Key Investments, Cleveland, OH (17.24%); Cowles, Sabol & Co., Inc., Encino, CA (9.86%).
   ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:
Peoples Bank and Trust Co., Indianapolis, IN (30.37%); First American Bank & Trust, Fort Atkinson, WI (29.53%); FMR Corp., Boston, MA (16.17%); University Bank, Houston, TX (11.98%).
   ADVISOR STRATEGIC INCOME - CLASS A: FIS Securities, Inc., Providence, RI (31.23%).
   ADVISOR STRATEGIC INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (8.56%); Donaldson, Lufkin & Jenrette, New York, NY (6.41%); Financial Network Investment Corporation, Torrance, CA (5.10%).
   ADVISOR STRATEGIC INCOME - CLASS B: G. W. & Wade Asset Management Co., Wellesley, MA (26.47%); FIS Securities, Inc., Providence, RI (5.75%).
   ADVISOR STRATEGIC INCOME - CLASS C: Sunpoint Securities, Inc., Longview, TX (34.02%); Securities America, Inc., Omaha, NE (15.86%); Advanced Financial Planning, Brentwood, TN (8.11%); Robert Thomas Securities, Inc., St. Petersburg, FL (6.64%); Smith Barney, New York, NY (6.48%); Midsouth Capital, Inc., Columbia, SC (6.03%); Intersecurities, Inc., Largo, FL (5.02%).
   ADVISOR STRATEGIC INCOME - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (77.50%); ESOR & Co., Green Bay, WI (8.49%); Donaldson, Lufkin & Jenrette, New York, NY (6.31%); Bingham, Dana & Gould L.L.P., Boston, MA (5.85%).
   ADVISOR STRATEGIC OPPORTUNITIES - CLASS A: Fortis Investors, St. Paul, MN (6.64%); FMR Corp., Boston, MA (5.74%); A. G. Edwards & Sons, St. Louis, MO (5.12%).
   ADVISOR STRATEGIC OPPORTUNITIES - CLASS T: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.66%); CIGNA, Hartford, CT (9.40%); A. G. Edwards & Sons, St. Louis, MO (6.15%).
   ADVISOR STRATEGIC OPPORTUNITIES - CLASS B: Smith Barney, New York, NY (6.52%); Donaldson, Lufkin & Jenrette, New York, NY (5.70%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.57%).
   ADVISOR STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS: National Bank of Alaska, Anchorage, AK (17.72%); Calton & Assoc., Tampa, FL (17.00%); Whitney National Bank, New Orleans, LA (11.07%); Evergreen Bank, N.A., Glens Falls, NY (10.31%); Equitable Trust Company, Nashville, TN (9.50%); Thumb National Bank and Trust, Pigeon, MI (5.72%); First Tennessee Bank, Memphis, TN (5.57%); Benefit Services Corporation, Atlanta, GA (5.04%).
   ADVISOR STRATEGIC OPPORTUNITIES - INITIAL CLASS: FMR Corp., Boston,
MA (7.62%).
       ADVISOR TECHNOQUANT GROWTH - CLASS A:    Merrill Lynch Pierce
Fenner & Smith, Jacksonville, FL (44.28%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (10.80%); PaineWebber, Inc., Weehawken, NJ (8.64%).
   ADVISOR TECHNOQUANT GROWTH - CLASS T: Offerman & Co., Minneapolis, MN (7.69%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.76%); A. G. Edwards & Sons, St. Louis, MO (5.94%); PaineWebber, Inc., Weehawken, NJ (5.29%).
   ADVISOR TECHNOQUANT GROWTH - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (38.63%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (14.58%); Prudential Securities, New York, NY
(5.89%).
   ADVISOR TECHNOQUANT GROWTH - CLASS C: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (24.52%); Investors Security, Inc., Suffolk, VA (20.98%); Securities Corp. of Iowa, Cedar Rapids, IA (19.60%); FMR Corp., Boston, MA (9.44%); Prudential Securities, New York, NY (6.07%).
   ADVISOR TECHNOQUANT GROWTH - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (56.16%); Donaldson, Lufkin & Jenrette, New York, NY (14.42%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (13.21%).
   As of December 31, 1997, approximately 7.54% of Emerging Markets Income's, 62.18% of International Capital Appreciation's, 3.59% of Large Cap's, and 2.06% of TechnoQuant Growth's total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page 119, Mr. Edward
C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Emerging Markets Income's, International Capital Appreciation's, Large Cap's, and TechnoQuant Growth's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each class's total outstanding shares.
   A     shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MANAGEMENT FEES. For the services of FMR under the management contract, Equity Income pays FMR a monthly management fee at the annual rate of 0.50% of its average net assets throughout the month. For the services of FMR under the management contract, TechnoQuant Growth, International Capital Appreciation, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
For the services of FMR under the management contract, Overseas, Growth Opportunities, and Strategic Opportunities each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of the performance of Growth Opportunities and Strategic Opportunities to that of S&P 500 and the performance of Overseas to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE).
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth                     12/1/96                       12/23/96*

International Capital Appreciation     10/16/97                      10/31/97*

Overseas                               10/31/97                      9/17/97

Mid Cap                                1/18/96                       1/18/96*

Equity Growth                          8/1/97                        7/16/97

Growth Opportunities                      2/28/98                    7/16/97

Strategic Opportunities                   2/28/98                    6/18/97

Large Cap                              1/18/96                       1/18/96*

Growth & Income                        12/1/96                       12/23/96*

Equity Income                          8/1/86                        7/23/86

Balanced                               1/1/95                        12/14/94

Emerging Markets Income                7/1/97                        6/18/97

High Yield                             1/1/95                        12/14/94

Strategic Income                       10/31/97                      6/18/97

Mortgage Securities                    8/1/94                        7/13/94

Government Investment                  1/1/95                        12/14/94

Intermediate Bond                      1/1/95                        12/14/94

Short Fixed-Income                     1/1/95                        12/14/94

Municipal Income                       12/1/94                       11/16/94

Municipal Bond                         1/1/94                        12/15/93

Intermediate Municipal Income          7/1/95                        6/14/95

Short-Intermediate Municipal Income    7/1/95                        6/14/95


* Approved by FMR, then the sole shareholder of the fund.
BOND FUNDS
The following fee schedule is the current fee schedule for all bond funds, except Emerging Markets Income, Strategic Income, Mortgage
Securities, and Municipal Bond.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1690

24         -     30          .1800     200             .1652

30         -     36          .1750     225             .1618

36         -     42          .1700     250             .1587

42         -     48          .1650     275             .1560

48         -     66          .1600     300             .1536

66         -     84          .1550     325             .1514

84         -     120         .1500     350             .1494

120        -     156         .1450     375             .1476

156        -     192         .1400     400             .1459

192        -     228         .1350

228        -     264         .1300

264        -     300         .1275

300        -     336         .1250

336        -     372         .1225

Over 372                     .1200

This fee schedule has been approved by the shareholders of each bond fund, except Emerging Markets Income, Strategic Income, Mortgage Securities, and Municipal Bond.
MORTGAGE SECURITIES AND MUNICIPAL BOND. The following fee schedule is the current fee schedule for Mortgage Securities and Municipal Bond.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1695

24         -     30          .1800     200             .1658

30         -     36          .1750     225             .1629

36         -     42          .1700     250             .1604

42         -     48          .1650     275             .1583

48         -     66          .1600     300             .1565

66         -     84          .1550     325             .1548

84         -     120         .1500     350             .1533

120        -     174         .1450     400             .1507

174        -     228         .1400

228        -     282         .1375

282        -     336         .1350

Over 336                     .1325

On August 1, 1994, FMR voluntarily revised the group fee rate schedule for Mortgage Securities and Municipal Bond, and added new breakpoints, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

$ 120      -     156 billion   .1450%    $150 billion   .1736%

156        -     192           .1400     175            .1690

192        -     228           .1350     200            .1652

228        -     264           .1300     225            .1618

264        -     300           .1275     250            .1587

300        -     336           .1250     275            .1560

336        -     372           .1225     300            .1536

Over 372                       .1200     325            .1514

                                         350            .1494

                                         375            .1476

                                         400            .1459

On January 1, 1996, FMR voluntarily added new breakpoints to the (revised, in the case of Mortgage Securities and Municipal Bond) schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The (revised, in the case of Mortgage Securities and Municipal Bond) group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $372 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

$ 372      -     408 billion   .1200%   $  400 billion   .1459

408        -     444           .1175    425              .1443

444        -     480           .1150    450              .1427

480        -     516           .1125    475              .1413

Over 516                       .1100    500              .1399

                                        525              .1385

                                        550              .1372

EMERGING MARKETS INCOME AND STRATEGIC INCOME The following fee schedule is the current fee schedule for Emerging Markets Income and Strategic Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

This fee schedule has been approved by the shareholders of Emerging Markets Income and Strategic Income.
EQUITY FUNDS
The following fee schedule is the current fee schedule for all equity funds (except Equity Income).
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2924

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

This fee schedule has been approved by the shareholders of each equity fund except Equity Income.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   549.8     billion of group net assets    -     the
approximate level for December 199   7 -     was .   2942    % for
equity funds and .1   372    % for fixed-income funds, which is the
weighted average of the respective fee rates for each level of group
net assets up to $   549.8     billion.
The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1997 the annual basic fee rate would be calculated as follows:

                                      Group Fee Rate          Individual Fund Fee Rate         Basic Fee Rate

TechnoQuant Growt   h                     0.2942    %   +      0.30%                     =        0.5942%

International Capital Appreciation*       0.2942    %   +      0.45%                     =        0.7442    %

Overseas                                  0.2942    %   +      0.45%                     =        0.7442    %

Mid Cap                                   0.2942    %   +      0.30%                     =        0.5942    %

Equity Growth                             0.2942    %   +      0.30%                     =        0.5942    %

Growth Opportunities                      0.2942    %   +      0.30%                     =        0.5942    %

Strategic Opportunities                   0.2942    %   +      0.30%                     =        0.5942    %

Large Cap                                 0.2942    %   +      0.30%                     =        0.5942    %

Growth & Incom   e                        0.2942    %   +      0.20%                     =        0.4942    %

Balanced                                  0.2942    %   +      0.15%                     =        0.4442    %

Emerging Markets Income                   0.1372    %   +      0.55%                     =        0.6872    %

High Yield                                0.1372    %   +      0.45%                     =        0.5872    %

Strategic Income                          0.1372    %   +      0.45%                     =        0.5872    %

Mortgage Securities                       0.1372    %   +      0.30%                     =        0.4372    %

Government Investment                     0.1372    %   +      0.30%                     =        0.4372    %

Intermediate Bond                         0.1372    %   +      0.30%                     =        0.4372    %

Short Fixed-Income                        0.1372    %   +      0.30%                     =        0.4372    %

Municipal Income                          0.1372    %   +      0.25%                     =        0.3872    %

Intermediate Municipal Income             0.1372    %   +      0.25%                     =        0.3872    %

Short-Intermediate Municipal Income       0.1372    %   +      0.25%                     =        0.3872    %


* Estimate   d
   One    -twelfth of this annual basic fee rate or management fee
rate, as applicable, is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Overseas, Growth Opportunities, and Strategic Opportunities, is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Growth Opportunities and Strategic Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months.
Each percentage point of difference, calculated to the nearest 0.01% for Overseas, Growth Opportunities, and Strategic Opportunities (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%.
For the purposes of calculating the performance adjustment for each of Overseas, Growth Opportunities, and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The performance comparison is made at the end of each month. One-twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee.
The maximum annualized adjustment rate is (plus/minus)0.20% of a fund's average net assets over the performance period.
A class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.
Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time. The following table shows the amount of management fees paid by each
fund    (Ratios annualized for periods of less than one year)     to
FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by Overseas, Growth Opportunities, and Strategic Opportunities.

                           FISCAL              MANAGEMENT FEE+          PERFORMANCE                 MANAGEMENT FEE
                           YEAR                                         ADJUSTMENT                   AS A PERCENTAGE OF
                           ENDED                                                                     AVERAGE NET ASSETS

TECHNOQUANT GROWTH         11/30

1997#                                        $ 135,400                  N/A                              0.60%

OVERSEAS                   10/31

1997                                             9,515,372            $ 734,731        (upward)          0.81

1996                                             6,353,206             687,829    (downward)          0.68

1995                                             5,589,729             307,727    (upward)            0.81

MID CAP                    11/30

1997                                             2,182,332              N/A                              0.60

1996*                                            644,430                N/A                           0.60

EQUITY GROWTH              11/30

1997                                             30,254,233             N/A                              0.60

1996                                             23,048,140             N/A                           0.61

1995                                             12,057,390             N/A                           0.61

GROWTH OPPORTUNITIES

11/1/97    -     11/30/97++                      8,283,249                2,127,105     (downward)    0.52

                           10/31

   1997                                      86,854,055               19,295,278 (downward)             0.49

1996                                             76,294,260            1,076,788    (upward)          0.61

1995                                             49,903,758            5,210,490    (upward)          0.69

STRATEGIC OPPORTUNITIES

1/1/97- 11/30/97+++                              2,293,268             1,112,763        (downward)       0.40

                           12/31

1996                                             3,621,407             962,281    (downward)          0.48

1995                                             3,510,812             91,269    (upward)             0.62

LARGE CAP                  11/30

1997                                             364,913                N/A                              0.60

1996*                                            100,564                N/A                           0.60

GROWTH & INCOME            11/30

1997#                                            385,672                N/A                              0.50

EQUITY INCOME              11/30

1997                                             14,927,663             N/A                              0.50

1996                                             10,188,385             N/A                           0.50

1995                                             4,257,045              N/A                           0.50

BALANCED                   10/31

1997                                             13,236,926             N/A                              0.45

1996                                             16,119,225             N/A                           0.50

1995                                             17,383,377             N/A                           0.51

EMERGING MARKETS INCOME    12/31

1997                                             822,554                N/A                              0.69

1996                                             488,344                N/A                              0.69

1995                                             283,122                N/A                           0.70

HIGH YIELD                 10/31

1997                                             14,787,091             N/A                              0.59

1996                                             10,195,539             N/A                           0.60

1995                                             5,796,415              N/A                           0.60

                              FISCAL           MANAGEMENT FEE+          PERFORMANCE                 MANAGEMENT FEE AS A
                              YEAR                                     ADJUSTMENT                   PERCENTAGE OF
                              ENDED                                                                  AVERAGE NET ASSETS

STRATEGIC INCOME           12/31

1997                                           $ 967,126                N/A                              0.59%

1996                                             641,715                N/A                           0.59

1995                                             277,990                N/A                           0.60

MORTGAGE SECURITIES

8/1/97    -     10/31/97++++                     578,471                N/A                              0.44

                           7/31

   1997                                       2,273,788                 N/A                              0.44

1996                                             2,104,873              N/A                           0.45

1995                                             1,707,178              N/A                           0.45

GOVERNMENT INVESTMENT      10/31

1997                                             930,159                N/A                              0.44

1996                                             1,197,929              N/A                           0.45

1995                                             766,114                N/A                           0.45

INTERMEDIATE BOND          11/30

1997                                             2,095,786              N/A                              0.44

1996                                             2,174,162              N/A                           0.45

1995                                             1,703,722              N/A                           0.45

SHORT FIXED-INCOME         10/31

1997                                             1,715,958              N/A                              0.44

1996                                             2,203,578              N/A                           0.45

1995                                             2,889,187              N/A                           0.45

MUNICIPAL INCOME           10/31

1997                                             1,826,656              N/A                              0.39

1996                                             2,266,568              N/A                           0.40

1995                                             2,289,466              N/A                           0.40

MUNICIPAL BOND             12/31

1997                                             3,649,000              N/A                              0.39

1996                                             3,912,000              N/A                           0.40

1995                                             4,282,000              N/A                           0.40

INTERMEDIATE MUNICIPAL     11/30
INCOME

1997                                             255,140                N/A                              0.39

1996                                             310,611                N/A                           0.40

1995                                             292,469                N/A                           0.40

SHORT-INTERMEDIATE         11/30
MUNICIPAL INCOME

1997                                             99,898                 N/A                              0.39

1996                                             117,532                N/A                           0.40

1995                                             79,349                 N/A                           0.40


# TechnoQuant    Growth     and Growth & Income commenced operations
on December 31, 1   996.
   * Mid Cap and Large Cap commenced operations on February 20,
1996.
+ Management fee includes performance adjustments for Overseas, Growth
Opportunitie   s, and Strategic Opportunities.
++    For     the fiscal    period November 1, 1997 through November
30, 1997.
++   + For the fiscal period January 1, 1997 through November 30,
1997.
++++    For the fiscal period     A   ugust 1, 1997 through October
31, 1997.
FMR may, from time to time, voluntarily reimburse all or a portion of
a class's        expenses (exclusive of interest, taxes, brokerage
commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns and yield, and repayment of the reimbursement by a class will lower its total returns and yield.
SUB-ADVISERS. On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Intermediate Bond, and Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of International Capital Appreciation, Overseas, Emerging Markets
Income   ,     and Strategic Income, FMR has entered into sub-advisory
agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income,
Balanced,        High Yield, Mortgage Securities, Intermediate Bond,
and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
On behalf of International Capital Appreciation, Overseas,    Emerging
Markets Income,     and Strategic Income, FMR may also grant FMR U.K.,
FMR Far East, FIJ, FIIA and FIIA(U.K.)L investment management authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIA(U.K.)L was organized in the United Kingdom in 1984, and is a direct subsidiary of Fidelity Investment Limited and an indirect subsidiary of FIL.
Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIA(U.K.)L. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
On behalf of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities,
Intermediate Bond   ,     and Short Fixed-Income, for providing
discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing
   discretionary     investment management services.
The table    below     shows the fees paid by FMR to FMR U.K., FMR Far
East, FIIA, and FIJ, and by FIIA to FIIA(U.K.)L for providing investment advice and research services with respect to certain of the funds for the fiscal periods ended 1997, 1996, and 1995.
FEES PAID TO FOREIGN SUB-ADVISERS

Fiscal Year Ended           FMR U.K.           FMR Far East          FIIA          FIIA(U.K.)L          FIJ
October 31

Overseas

1997                        $    627,390       $    594,643          $    0        $    0               $    0

1996                        $    541,988       $    550,513          $    0        $    0               $    0

1995                        $    364,803       $    352,004          $    0        $    0               $    0

Fiscal Year Ended           FMR U.K.           FMR Far East          FIIA          FIIA(U.K.)L          FIJ
November 30

Equity Growth

1997                        $    139,178       $    133,255          $    0        $    0               $    0

1996                        $    51,150        $    49,497           $    0        $    0               $    0

1995                        $    31,519        $    30,883           $    0        $    0               $    0

   Fiscal Year Ended           FMR U.K.           FMR Far East          FIIA          FIIA(U.K.)L          FIJ

Growth Opportunities

   11/1/97 -                   $ 87,415           $ 77,694              $ 0        $ 0                  $ 0
   11/30/97

   11/1/96 -                   $ 852,607          $ 809,300             $ 0        $ 0                  $ 0
   10/31/97

   1996                        $ 642,845          $ 645,049             $ 0        $ 0                  $ 0

   1995                        $ 212,175          $ 203,140             $ 0        $ 0                  $ 0

   Fiscal Year Ended           FMR U.K.           FMR Far East          FIIA          FIIA(U.K.)L          FIJ

Strategic Opportunities

   1/1/97 - 11/30/97           $ 28,790           $ 27,433              $ 0        $ 0                  $ 0

   1996                        $ 24,977           $ 23,484              $ 0        $ 0                  $ 0

   1995                        $ 5,261            $ 5,862               $ 0        $ 0                  $ 0

Fiscal Year Ended          FMR U.K.           FMR Far East          FIIA          FIIA(U.K.)L          FIJ
   November 30

Equity Income

1997                        $    89,084        $    85,667           $    0        $    0               $    0

1996                        $    46,448        $    46,494           $    0        $    0               $    0

1995                        $    23,713        $    23,140           $    0        $    0               $    0

   Fiscal Year Ended          FMR U.K.           FMR Far East          FIIA          FIIA(U.K.)L          FIJ
   October 31

Balanced

   1997                        $ 177,487          $ 166,105             $ 0        $ 0                  $ 0

   1996                        $ 235,847          $ 251,109             $ 0        $ 0                  $ 0

   1995                        $ 330,971          $ 304,870             $ 0        $ 0                  $ 0


The other funds paid no investment sub-advisory fees for the fiscal periods ended 1997, 1996, and 1995.
No fees were paid to FIJ, FIIA, and FIIA(U.K.)L for fiscal periods ended 1997, 1996 and 1995.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds, except for Strategic Opportunities:
Initial Class, (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B,
Class C, Institutional Class   ,     and Initial Class shares of the
funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, Municipal Income, and Municipal Bond (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, Municipal Income, Municipal Bond, Short-Intermediate Municipal Income, Intermediate and Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Income purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds; a distribution fee for Class T at an annual rate of 0.50% for each of the Equity Funds, 0.25% for each of the Bond Funds and the Intermediate-Term Bond Funds, and 0.15% for each of the Short-Term Bond Funds; a distribution fee for Class B at an annual rate of 0.75% for each of the Equity Funds and 0.65% for each of the Bond Funds and the Intermediate-Term Bond Funds; and a distribution fee for Class C at an annual rate of 0.75% for each fund. Class A, Class T (for all funds except Short-Fixed Income) and Class B (for the Bond Funds and Intermediate Term Bond Funds) fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B and Class C of each fund also pay FDC a service fee at an annual rate of 0.25% of Class B's or Class C's, as applicable, average net assets determined at the close of business on each day throughout the month.
Currently, the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class C shareholder accounts.
The tables below show the distribution fees paid for Class A shares
for the fiscal years ended 1997   , 1996     (Class A shares were not
offered prior to September 3, 1996), for Class T shares for the fiscal years ended 1997, 1996, and 1995, for Class B shares for the fiscal
years ended 1997, 1996, and 1995,    and for Class C shares for the
fiscal year ended 1997 (Class C shares were not offered prior to November 3, 1997).
CLASS A DISTRIBUTION FEES
         1996       1997


FUND                             PAID TO               RETAINED BY FDC       PAID TO                     RETAINED BY FDC
                                 INVESTMENT                                  INVESTMENT
                                PROFESSIONALS                                PROFESSIONALS

TechnoQuant Growth               N/A                    N/A                   $    9,431                  $    0

Overseas                        $ 0                    $ 0                       6,000                       0

Mid Cap                           408                    0                        6,575                       0

Equity Growth                     1,207                  0                        36,000                      0

Growth Opportunities              1,643                  0                        28,000+/154,000++           0

Strategic Opportunities           317                    0                        2,516                       0

Large Cap                         161                    0                        3,619                       0

Growth & Income                  N/A                    N/A                       6,421                       0

Equity Income                     924                    0                        32,000                      0

Balanced                          232                    0                        11,000                      0

Emerging Markets Income           147                    0                        1,903                       0

High Yield                        0                      0                        29,000                      0

Strategic Income                  152                    0                        2,600                       0

Mortgage Securities              N/A                    N/A                       600*/530**                  0

Government Investment             39                     0                        1,086                       0

Intermediate Bond                 153                    0                        3,177                       0

Short Fixed-Income                35                     0                        4,666                       0

Municipal Income                  35                     0                        2,810                       0

Intermediate Municipal Income     37                     0                        521                         0

Short-Intermediate Municipal
Income                            62                     0                        523                         0


   + For the fiscal period November 1, 1997 through November 30,
1997.
   ++ For the fiscal period November 1, 1996 through October 31,
1997.
   * For the fiscal period August 1, 1997 through October 31,
1997.
   ** For the fiscal period March 3, 1997 through July 31, 1997. CLASS T DISTRIBUTION FEES



                     1995                                  1996                                 1997

FUND                 PAID TO            RETAINED           PAID TO            RETAINED          PAID TO           RETAINED
                     INVESTMENT         BY FDC             INVESTMENT         BY FDC            INVESTMENT        BY FDC
                     PROFESSIONALS                         PROFESSIONALS                        PROFESSIONALS

   TechnoQuant          N/A                N/A                N/A                N/A               $ 59,373           $0

   Overseas             $ 3,452,001        $ 1,049,755        $ 4,560,000        $ 190,000          5,557,000          0

   Mid Cap              N/A                N/A             460,775                0                 1,333,963          0

   Equity Growth         6,750,062          2,123,261          13,897,763         256,052           192,298,000        0

   Growth
Opportunities            33,781,082         10,228,188         61,123,389         2,461,359         8,370,000+         0
                                                                                                    86,244,000++    0

   Strategic
Opportunities            2,377,409          804,604            3,004,411          0                 2,266,860          0

   Large Cap            N/A                N/A             49,326                 0                 179,058            0

   Growth &
Income                  N/A                N/A                N/A                N/A                254,429            0

   Equity Income         2,339,815          710,240            6,628,000          115,000           9,636,000          0

   Balanced              16,748,635         5,165,858          16,228,668         870,842           14,549,000         0

   Emerging Markets
Income               71,061                 12,300             138,085            0                 230,572            0

   High Yield            2,185,795          33,785             3,616,000          0                 4,930,000          0

   Strategic
Income                   62,957             6,002              185,607            0                 276,410            0

   Mortgage
Securities              N/A                N/A                N/A                N/A                8,099*             0
                                                                                                    2,602**            0

   Government
Investment               391,918            7,088              572,796            0                 427,659            0

   Intermediate
Bond                     463,806            0                  637,019            0                 655,179            0

   Short Fixed-
Income                   933,777            18,975             725,063            0                 570,695            0

   Municipal
Income                   1,358,027          8,150              1,335,656          0                 1,062,341          0

   Intermediate
Municipal                143,424            1,599              152,707            0                 127,082            0
   Income

   Short-Intermediate
Municipal                27,895             1,646              44,018             0                 37,068             0
   Income


   + For the fiscal period November 1, 1997 through November 30,
1997.
   ++ For the fiscal period November 1, 1996 through October 31,
1997.
   * For the fiscal period August 1, 1997 through October 31,
1997.
   ** For the fiscal period March 3, 1997 through July 31, 1997.


CLASS B DISTRIBUTION AND SERVICE FEES


   Fund

1995                              1996                                        1997

Distri                            Distri                                      Distri                    Share
buti    Retain    Shareh   Retain bu         Retaine      Shareh     Retaine  bution       Retained     holder   Retai
on      ed by     older    ed by  tion       d by         older      d by     Fees         by FDC       Service  ned
Fees    FDC       Service  FDC    Fees       FDC          Service    FDC                                Fee       by
                  Fees                                    Fees                                                    FDC

TechnoQuant
N/A      N/A      N/A      N/A    N/A        N/A          N/A        N/A      $ 44,157     $ 44,157     $ 14,718     $ 0
Growth

Overseas
$ 3,566  $ 3,566  $ 1,155  $ 0    $ 97,000   $ 97,000     $ 22,000   $ 0       216,000      216,000      72,000       0

Mid Cap
N/A      N/A      N/A      N/A     103,330    103,330      34,445     0        325,966      325,966      108,656      0

Equity Growth
N/A      N/A      N/A      N/A    N/A        N/A          N/A        N/A       217,000      217,000      73,000       0

Growth
Opportunities
N/A      N/A      N/A      N/A    N/A        N/A          N/A        N/A       248,000+    248,000+      82,000+     0+
                                                                               844,000++    844,000++   282,000++     0++

Strategic
359,793  359,793  116,312  0      744,336    744,336      248,724    0        683,989      683,989      227,996      0
Opportunities

Large Cap
N/A      N/A      N/A      N/A     21,680     21,680       7,479      0        120,477      120,477      40,162       0

Growth &
N/A      N/A      N/A      N/A     N/A        N/A          N/A        N/A       88,496      88,496       29,498       0
Income

Equity Income
996,566  996,566  332,413  0      3,015,000  3,015,000    993,000    0        4,396,000    4,396,000    1,465,000    0

Balanced
N/A      N/A      N/A      N/A    N/A        N/A          N/A        N/A       47,000       47,000       16,000       0

Emerging
52,283   52,283   17,429   0      32,172     32,172       85,051     0        144,517      144,517      55,579       0
Markets Income

High Yield
537,580  537,580  179,328  0      1,647,000  1,647,000    623,000    0        2,991,000    2,991,000    1,151,000    0

Strategic
139,735  139,735  46,578   0      197,706    197,706      76,042     0        295,764      295,764      113,756      0
Income

Mortgage
Securities
N/A      N/A      N/A      N/A    N/A        N/A          N/A        N/A      1,950*       1,950*        749*        0
                                                                              994**        994**        380**

Government
48,662   48,662   16,159   0      99,118     99,118       37,314     0        112,488      112,488      43,269       0
Investment

Intermediate
65,218   65,218   21,738   0      119,626    119,626      45,490     0        127,539      127,539      49,049       0
Bond

Municipal
163,013  163,013  54,382   0      247,210    247,210      92,908     0        259,150      259,150      99,673       0
Income

Intermediate
28,714   28,714   9,498    0      47,136     47,136       17,926     0        48,596       48,596       18,691       0
Municipal
Income




   + For the fiscal period November 1, 1997 through November 30,
1997.
   ++ For the fiscal period November 1, 1996 through October 31,
1997.
   * For the fiscal period August 1, 1997 through October 31,
1997.
   ** For the fiscal period March 3, 1997 through July 31, 1997. CLASS C DISTRIBUTION AND SERVICE FEES

                                                 1997

Fund                                             Distribution    Retained              Shareholder    Retained
                                                 Fees                   by        FDC   Service Fee    by FDC

   TechnoQuant Growth                               $ 8             $ 8                    $ 2            $ 2

   Mid Cap                                           84              84                     28             28

   Equity Growth                                     281             281                    94             94

   Growth Opportunities                              1,500           1,500                  500            500

   Large Cap                                         12              12                     2              2

   Growth & Income                                   113             113                    38             38

   Equity Income                                     192             192                    64             64

   Emerging Markets Income                           35              35                     12             12

   Strategic Income                                  354             354                    118            118

   Intermediate Bond                                 41              41                     14             14

   Intermediate Municipal Income                     4               4                      2              2


Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class and Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class or Initial Class shares or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, Class C,
Institutional Class   , and Initial Class     shares.
For the calendar year ended 1997, payments made by FMR, either
directly or indirectly through FDC, to third parties    a    mounted
to    $0 for Initial Class of Strategic Opportunities,     $   0
for Initial Class of Municipal Bond   ,     and $   0     for Initial
Class of Mortgage Securities and, for Class A, Class T, Class B, Class C, and Institutional Class of each fund, amounted to the following:

FUND                              CLASS A           CLASS T            CLASS B            CLASS C           INSTITUTIONAL

TechnoQuant Growth                 $    553          $    1,279         $    840           $    108          $    0

Overseas                               3,133             118,512            14,258             973               0

Mid Cap                                3,015             36,826             14,781             1,783             0

Equity Growth                          4,745             240,014            5,940              2,216             0

Growth Opportunities                   49,543            919,539            30,026             16,320            0

Strategic Opportunities                1,181             55,624             36,225           **                  0

Large Cap                              1,231             4,415              4,909              270               0

Growth & Income                        845               3,867              1,875              1,459             0

Equity Income                          8,456             135,812            140,040            2,702             0

Balanced                               2,818             187,043            1,528              811               0

Emerging Markets Income                1,393             13,689             8,907              54                0

High Yield                             10,641            148,504            93,336             7,295             0

Strategic Income                       1,115             10,348             8,708              486               0

Mortgage Securities                    28                1,348              77               **                  0

Government Investment                  443               19,294             4,504              216               0

Intermediate Bond                      1,166             15,953             6,413              486               0

Short Fixed-Income                     759               39,601           *                    216               0

Municipal Income                       364               27,103             5,853              0                 0

Intermediate Municipal Income          120               3,776              1,071              0                 0

Short-Intermediate Municipal Income    140               2,059            *                  **                  0


   * Class B is not available for this fund.
   ** Class C is not available for this fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class and Initial Class Plans do not authorize payments by the applicable class of a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, Class B, and Class C Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect. The Plans were approved by the shareholders of each class on the dates shown in the table below:

                                       DATE OF SHAREHOLDER APPROVAL

FUND                                   CLASS A                        CLASS T           CLASS B           INSTITUTIONAL

TechnoQuant Growth                     12/23/96                       12/23/96          12/23/96          12/23/96

Overseas                               08/30/96                       09/17/97          06/30/95          06/30/95

Mid Cap                                08/30/96                       01/18/96          01/18/96          01/18/96

Equity Growth                          08/30/96                       07/16/97          *                 09/26/86

Growth Opportunities                   08/30/96                       01/01/95          *                 06/30/95

Strategic Opportunities                08/30/96                       06/18/97          06/18/97          06/30/95

Large Cap                              08/30/96                       01/18/96          01/18/96          01/18/96

Growth & Income                        12/23/96                       12/23/96          12/23/96          12/23/96

Equity Income                          08/30/96                       09/10/92          06/26/94          07/23/86

Balanced                               08/30/96                       01/01/95          *                 06/30/95

Emerging Markets Income                08/30/96                       06/18/97          06/18/97          06/30/95

High Yield                             08/30/96                       01/01/95          01/01/95          06/30/95

Strategic Income                       08/30/96                       10/14/94          10/14/94          06/30/95

Government Investment                  08/30/96                       01/01/95          01/01/95          06/30/95

Intermediate Bond                      08/30/96                       01/01/95          01/01/95          11/26/86

Mortgage Securities                    *                              *                 *                 *

Short Fixed-Income                     08/30/96                       01/01/95          **                06/30/95

   Municipal Income                       08/30/96                       12/01/94          12/01/94          06/30/95

   Intermediate Municipal Income          08/30/96                       07/01/95          07/01/95          11/05/86

Short-Intermediate Municipal Income    08/30/96                       07/01/95          **                06/30/95


* Not applicable.
** Class B is not available for this fund.
The Plans for the Initial Class of Mortgage Securities and Municipal Bond were approved by the shareholders of the class on January 21, 1987 and December 31, 1986, respectively.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Class A, Class T, Class B, Class C, and Institutional Class of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government
Investment, Intermediate Bond   ,     and Short Fixed-Income has
entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Initial Class of Strategic Opportunities and Mortgage Securities has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FIIOC and FSC perform transfer agency, dividend disbursing, and shareholder services for Class A, Class T, Class B, Class C, Institutional Class and Initial Class of each fund. Under the terms of the agreements, FSC perform transfer agency, dividend disbursing, and shareholder services for Initial Class of each fund.
For the Initial Class of Municipal Bond and for each class of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income has entered into a transfer agent agreement with UMB. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of each municipal fund. UMB in turn has entered into a sub-transfer agent agreements with FIIOC and FSC. Under the terms of the sub-agreements, FIIOC and FSC perform all processing activities associated with providing these services for each class of each municipal fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FSC and FIIOC receive an
account fee and an asset-based fee each    paid monthly with respect
to each account in the funds. For retail accounts and certain
institutional accounts, these fees are     based on account size and
fund type   . For     certain institutional retirement accounts,
these fees are     based on fund type.    For certain other
institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts,
fund type.     Th   e     annual account fees are subject to increase
based on post   age     rate changes.
For each Equity Fund, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FIIOC and FSC also collect small account fees from certain accounts with balances of less than $2,500.
FSC and FIIOC pay out-of-pocket expenses associated with providing transfer agent services. In addition, FSC and FIIOC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each of Emerging Markets, High Yield, Strategic Income, Government Investment, Mortgage Securities, Intermediate Bond, and Short Fixed-Income has entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.
Each of the Municipal Funds has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into a sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0600% (for equity funds) .0400% (for fixed-income funds) .0750% (for international funds) .0750% (for high yield funds) of the first $500 million of average net assets and .0300% (for equity funds) .0200% (for fixed-income funds) .0375% (for international funds) .0375% (for high yield funds) of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

FUND                                         1997                     1996               1995

   TechnoQuant Growth                           $ 55,019          N/A                N/A

   Overseas                                      629,811                 $     523,913      $     358,827

   Mid Cap                                       266,208               65,738*              N/A

   Equity Growth                                 813,000               804,585            680,671

   Growth Opportunities                          78,000    **          821,769            764,407

                                                 836,000    ***

   Strategic Opportunities                       310,776    +          380,339            315,623

   Large Cap                                     60,755                46,209   *           N/A

   Growth & Income                               67,333                  N/A                N/A

   Equity Income                                 808,212               751,619            404,628

   Balanced                                      806,920               800,592            758,290

   Emerging Markets Income                       91,562                62,296             45,004

   High Yield                                    821,882               734,437            296,724

   Strategic Income                              66,910                60,655             45,067

   Mortgage Securities                           52,896++             189,021            151,765
                                                 208,321+++

   Government Investment                         87,365                109,259            68,665

   Intermediate Bond                             195,556               198,036            151,940

   Short Fixed-Income                            159,567               197,893            231,369

   Municipal Income                              191,896               239,476            229,551

   Municipal Bond                                333,000                  298,000            346,000

   Intermediate Municipal Income                 61,883                65,230             48,976

   Short-Intermediate Municipal Income           65,365                58,330             46,467


* Mid Cap and Large Cap commenced operations on February 20, 1996
** From 11/1/97    -     11/30/97
*** From 11/1/96    -     10/31/97
+ From 1/1/97    -     11/30/97
   ++     From 8/1/97    -     10/31/97
   +++ From 8/1/96 - 7/31/97
   F    SC also receives fees for administering each taxable fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal
years ended 1997, 1996, and 1995, the taxable funds incurred    no
securities lending fees.
For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
Sales charge revenues collected, and retained by FDC for the past
three fiscal years are shown in the table below.    Class C of
Overseas, Balanced, High Yield, Government Investment, and Municipal Income commenced operations after the funds' fiscal year ended.




                                       Sales                                CDSC
                                       Charge                               Revenue
                                       Revenue

                 Fiscal Year           Amount            Amount             Amount         Amount
                                       Paid to           Retained           Paid to        Retained
                 Ended                 FDC               by FDC             FDC            by FDC

Techn            Nov. 30,           $    54,370       $    30,175        $    0            $    0
oQuan            1997*
t
Growt
h    -
Class
A



Techn            Nov. 30,               111,714           41,936             0                 0
oQuan            1997*
t
Growt
h    -
Class
T



Techn            Nov. 30,              N/A               N/A              18,557            18,557
oQuan            1997   *
t
Growt
h    -
Class
B

Techn            Nov. 30,              N/A               N/A              0                 0
oQuan            1997*
t
Growt
h    -
Class
C

Techn            Nov. 30,              N/A               N/A                N/A               N/A
oQuan            1997*
t
Growt
h    -
Institu
tional
Class

Overs            Oct. 31,            93,000            25,000             0                 0
eas    -         1997
       Class
A

                 1996                12,000            1,000              0                 0

                 1995                  N/A               N/A                N/A               N/A

Overs            Oct. 31,            748,000           202,000            0                 0
eas    -         1997
       Class
T

                 1996                2,313,000         375,000            0                 0

                 1995                4,446,941         692,471            0                 0

Overs            Oct. 31,              N/A               N/A              86,000            86,000
eas    -         1997
       Class
B

                 1996                  N/A               N/A              24,000            24,000

                 1995                  N/A               N/A              333               333

Overs            Oct. 31,              N/A               N/A                N/A               N/A
eas    -         1997
       Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Mid              Nov. 30,            68,624            17,485             0                 0
Cap    -         1997
       Class
A

                 1996**              25,943            4,434              0                 0

Mid              Nov. 30,            419,798           153,727            0                 0
Cap    -         1997
       Class
T

                 1996**              1,836,711         304,519            0                 0

Mid              Nov. 30,              N/A               N/A              160,918           160,918
Cap    -         1997
       Class
B

                 1996**                N/A               N/A              20,844            20,844

Mid              Nov. 30,              N/A               N/A              0                 0
Cap    -         1997
       Class
C

                 1996**                N/A               N/A                N/A               N/A

Mid              Nov. 30,              N/A               N/A                N/A               N/A
Cap    -         1997
       Institu
tional
Class

                 1996**                N/A               N/A                N/A               N/A

Equity           Nov. 30,            516,000           163,000            0                 0
Growt            1997
h    -
       Class
A

                 1996                151,603           16,099             0                 0

                 1995                  N/A               N/A                N/A               N/A

Equity           Nov. 30,            2,561,000         777,000            0                 0
Growt            1997
h    -
       Class
T

                 1996                11,845,527        1,998,996          0                 0

                 1995                13,514,763        2,048,524          0                 0

Equity           Nov. 30,              N/A               N/A              53,000            53,000
Growt            1997
h    -
       Class
B

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Equity           Nov. 30,              N/A               N/A              0                 0
Growt            1997
h    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Equity           Nov. 30,              N/A               N/A                N/A               N/A
Growt            1997
h    -
Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

                                       Sales                                CDSC
                                       Charge                               Revenue
                                       Revenue

                 Fiscal Year           Amount            Amount             Amount         Amount
                                       Paid to           Retained           Paid to        Retained
                 Ended                 FDC               by FDC             FDC            by FDC

Growt               Nov. 30,        $ 189,000         $ 73,000           $ 0               $ 0
h                   19    97***
Oppor
tunitie
s    -
Class
A

                    Oct. 31,         2,096,000         618,000            0                 0
                    19    97

                 1996                399,713           45,606             0                 0

                 1995                  N/A               N/A                N/A               N/A

Growt               Nov. 30,         821,000           352,000            0                 0
h                   1997    ***
Oppor
tunitie
s    -
Class
T

                    Oct. 31,         13,380,000        4,538,000          0                 0
                    1997

                 1996                49,538,901        7,961,248          0                 0

                 1995                73,545,428        11,459,421         0                 0

Growt               Nov. 30,           N/A               N/A              41,000            41,000
h                   1997    ***
Oppor
tunitie
s    -
Class
B

                    Oct. 31,           N/A               N/A              154,000           154,000
                    1997

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Growt            Nov. 30,              N/A               N/A              0                 0
h                1997***
Oppor
tunitie
s    -
Class
C

                 Oct. 31,              N/A               N/A                N/A               N/A
                 1997*****

                 1995                  N/A               N/A                N/A               N/A

Growt            Nov. 30,              N/A               N/A                N/A               N/A
h                1997***
Oppor
tunitie
s    -
Institu
tional
Class

                 Oct. 31,              N/A               N/A                N/A               N/A
                 1997

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Strate           Nov. 30,            28,462            9,936              0                 0
gic              1997****
Oppor
tunitie
s    -
Class
A

                 Dec. 31,            15,662            2,958              0                 0
                 1996

                 1995                  N/A               N/A                N/A               N/A

Strate           Nov. 30,            187,128           53,056             0                 0
gic              1997****
Oppor
tunitie
s    -
Class
T

                 Dec. 31,            909,434           145,926            0                 0
                 1996

                 1995                1,883,199         144,719            0                 0

Strate           Nov. 30,              N/A               N/A              304,658           304,658
gic              1997****
Oppor
tunitie
s    -
Class
B

                 Dec. 31,              N/A               N/A              243,510           243,510
                 1996

                 1995                  N/A               N/A              40,916            40,916

Strate           Nov. 30,              N/A               N/A                N/A               N/A
gic              1997****
Oppor
tunitie
s    -
Institu
tional
Class

                 Dec. 31,              N/A               N/A                N/A               N/A
                 1996

                 1995                  N/A               N/A                N/A               N/A

Large            Nov. 30,            39,475            12,656             0                 0
Cap    -         1997
       Class
A

                 1996**              1,495             1,476              0                 0

Large            Nov. 30,            83,276            28,199             0                 0
Cap    -         1997
       Class
T

                 1996**              203,839           32,342             0                 0

Large            Nov. 30,              N/A               N/A             $ 27,546          $ 27,546
Cap    -         1997
       Class
B

                 1996**                N/A               N/A              5,900             5,900

Large            Nov. 30,              N/A               N/A              0                 0
Cap    -         1997
       Class
C

                 1996**                N/A               N/A                N/A               N/A

Large            Nov. 30,              N/A               N/A                N/A               N/A
Cap    -         1997
Institu
tional
Class

                 1996**                N/A               N/A                N/A               N/A

                                       Sales                                CDSC
                                       Charge                               Revenue
                                       Revenue

                 Fiscal Year           Amount            Amount             Amount         Amount
                                       Paid to           Retained           Paid to        Retained
                 Ended                 FDC               by FDC             FDC            by FDC

Growt            Nov. 30,           $ 107,155         $ 38,752           $ 0               $ 0
h &              1997*
Incom
e    -
       Class
A

Growt            Nov. 30,            316,414           112,138            0                 0
h &              1997*
Incom
e    -
       Class
T

Growt            Nov. 30,              N/A               N/A              35,346            35,346
h &              1997*
Incom
e    -
       Class
B

Growt            Nov. 30,              N/A               N/A              0                 0
h &              1997*
Incom
e    -
       Class
C

Growt            Nov. 30,              N/A               N/A                N/A               N/A
h &              1997*
Incom
e    -
Institu
tional
Class

Equity           Nov. 30,            461,000           124,000            0                 0
Incom            1997
e    -
       Class
A

                 1996                108,178           10,945             0                 0

                 1995                  N/A               N/A                N/A               N/A

Equity           Nov. 30,            1,835,000         533,000            0                 0
Incom            1997
e    -
       Class
T

                 1996                8,110,513         1,572,831          0                 0

                 1995                10,583,118        1,676,479          0                 0

Equity           Nov. 30,              N/A               N/A              1,017,000         1,017,000
Incom            1997
e    -
       Class
B

                 1996                  N/A               N/A              651,390           651,390

                 1995                  N/A               N/A              127,493           127,493

Equity           Nov. 30,              N/A               N/A              0                 0
Incom            1997
e    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Equity           Nov. 30,              N/A               N/A                N/A               N/A
Incom            1997
e    -
Institut
ional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Balanc           Oct. 31,            139,000           37,000             0                 0
ed    -          1997
       Class
A

                 1996                38,444            5,070              0                 0

                 1995                  N/A               N/A                N/A               N/A

Balanc           Oct. 31,            1,052,000         275,000            0                 0
ed    -          1997
       Class
T

                 1996                3,494,533         591,963            0                 0

                 1995                10,070,941        1,674,121          0                 0

Balanc           Oct. 31,              N/A               N/A              9,000             9,000
ed    -          1997
       Class
B

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Balanc           Oct. 31,              N/A               N/A                N/A               N/A
ed    -          1997
       Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Emerg            Dec. 31,            29,709            6,462              0                 0
ing              1997
Marke
ts    -
       Class
A

                 1996                9,186             1,098              0                 0

                 1995                  N/A               N/A                N/A               N/A

Emerg            Dec. 31,            142,370           30,730             0                 0
ing              1997
Marke
ts    -
       Class
T

                 1996                270,379           42,424             0                 0

                 1995                465,187           245,371            0                 0

Emerg            Dec. 31,              N/A               N/A              68,657            68,657
ing              1997
Marke
ts    -
       Class
B

                 1996                  N/A               N/A              46,800            46,800

                 1995                  N/A               N/A              12,203            12,203

Emerg            Dec. 31,              N/A               N/A              0                 0
ing              1997
Marke
ts    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Emerg            Dec. 31,              N/A               N/A                N/A               N/A
ing              1997
Marke
ts    -
Institut
ional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

                                       Sales                                CDSC
                                       Charge                               Revenue
                                       Revenue

                 Fiscal Year           Amount            Amount             Amount            Amount
                 Ended                 Paid to           Retained           Paid to           Retained
                                       FDC               by FDC             FDC               by FDC

High             Oct. 31,           $ 609,000         $ 162,000          $ 0               $ 0
Yield            1997
   -
       Class
A

                 1996                116,000           17,000             0                 0

                 1995                  N/A               N/A                N/A               N/A

High             Oct. 31,            2,978,000         979,000            0                 0
Yield            1997
   -
       Class
T

                 1996                8,201,000         1,356,000          0                 0

                 1995                8,787,240         1,328,830          0                 0

High             Oct. 31,              N/A               N/A              1,076,000         1,076,000
Yield            1997
   -
       Class
B

                 1996                  N/A               N/A              372,000           372,000

                 1995                  N/A               N/A              75,583            75,583

High             Oct. 31,              N/A               N/A                N/A               N/A
Yield            1997
   -
Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Strate           Dec. 31,            56,247            9,922              0                 0
gic              1997
Incom
e    -
       Class
A

                 1996                13,287            1,628              0                 0

                 1995                  N/A               N/A                N/A               N/A

Strate           Dec. 31,            275,540           77,574             0                 0
gic              1997
Incom
e    -
       Class
T

                 1996                558,381           94,606             0                 0

                 1995                842,000           100,905            0                 0

Strate           Dec. 31,              N/A               N/A              89,199            89,199
gic              1997
Incom
e    -
       Class
B

                 1996                  N/A               N/A              56,783            56,783

                 1995                  N/A               N/A              23,689            23,689

Strate           Dec. 31,              N/A               N/A              0                 0
gic              1997
Incom
e    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Strate           Dec. 31,              N/A               N/A                N/A               N/A
gic              1997
Incom
e    -
Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Mortga              Oct. 31,         263               180                0                 0
ge                  19    97+
Securit
ies    -
       Class
A

                 July 31,            7,090             67                 0                 0
                 1997++

                 199   6               N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Mortg            Oct. 31,            8,746             1,749              0                 0
age              1997+
Securi
ties    -
       Class
T

                 July 31,            9,662             2,170              0                 0
                 1997++

                 199   6               N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Mortg            Oct. 31,              N/A               N/A              72                72
age              1997+
Securi
ties    -
       Class
B

                 July 31,              N/A               N/A              0                 0
                 1997++

                 199   6               N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Mortg            Oct. 31,              N/A               N/A                N/A               N/A
age              1997+
Securi
ties    -
Institu
tional
Class

                 July 31,              N/A               N/A                N/A               N/A
                 1997++

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

                                       Sales                                CDSC
                                       Charge                               Revenue
                                       Revenue

                 Fiscal Year           Amount            Amount             Amount            Amount
                 Ended                 Paid to           Retained           Paid to           Retained
                                       FDC               by FDC             FDC               by FDC

Gover            Oct. 31,           $ 31,629          $ 6,913            $ 0               $ 0
nment            1997
Invest
ment    -
       Class
A

                 1996                5,077             1,157              0                 0

                 1995                  N/A               N/A                N/A               N/A

Gover            Oct. 31,            76,261            20,512             0                 0
nment            1997
Invest
ment    -
       Class
T

                 1996                618,420           101,833            0                 0

                 1995                954,672           144,831            0                 0

Gover            Oct. 31,              N/A               N/A              87,840            87,840
nment            1997
Invest
ment    -
       Class
B

                 1996                  N/A               N/A              38,738            38,738

                 1995                  N/A               N/A              10,268            10,268

Gover            Oct. 31,              N/A               N/A                N/A               N/A
nment            1997
Invest
ment    -

Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Interm           Nov. 30,            68,475            24,480             0                 0
ediate           1997
Bond
   -
       Class
A

                 1996                10,944            1,799              0                 0

                 1995                  N/A               N/A                N/A               N/A

Interm           Nov. 30,            109,296           31,882             0                 0
ediate           1997
Bond
   -
       Class
T

                 1996                604,408           100,654            0                 0

                 1995                1,297,536         198,826            0                 0

Interm           Nov. 30,              N/A               N/A              68,602            68,602
ediate           1997
Bond
   -
       Class
B

                 1996                  N/A               N/A              56,925            56,925

                 1995                  N/A               N/A              20,310            20,310

Interm           Nov. 30,              N/A               N/A              0                 0
ediate           1997
Bond
   -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Interm           Nov. 30,              N/A               N/A                N/A               N/A
ediate           1997
Bond
   -
Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Short            Oct. 31,            15,709            3,424              0                 0
Fixed-           1997
Incom
e    -
       Class
A

                 1996                1,525             231                0                 0

                 1995                  N/A               N/A                N/A               N/A

Short            Oct. 31,            278,405           63,127             0                 0
Fixed-           1997
Incom
e    -
       Class
T

                 1996                553,986           95,855             0                 0

                 1995                786,085           167,907              N/A               N/A

Short            Oct. 31,              N/A               N/A              0                 0
Fixed-           1997
Incom
e    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Short            Oct. 31,              N/A               N/A                N/A               N/A
Fixed-           1997
Incom
e    -
Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Munic            Oct. 31,            57,657            14,649             0                 0
ipal             1997
Incom
e    -
       Class
A

                 1996                3,984             599                0                 0

                 1995                  N/A               N/A                N/A               N/A

Munic            Oct. 31,            173,689           52,646             0                 0
ipal             1997
Incom
e    -
       Class
T

                 1996                918,111           154,356            0                 0

                 1995                  N/A               N/A              0                 0

Munic            Oct. 31,              N/A               N/A              174,350           174,350
ipal             1997
Incom
e    -
       Class
B

                 1996                  N/A               N/A              130,817           130,817

                 1995                  N/A               N/A              0                 0

                                       Sales                                CDSC
                                       Charge                               Revenue
                                       Revenue

                 Fiscal Year           Amount            Amount             Amount            Amount
                 Ended                 Paid to           Retained           Paid to           Retained
                                       FDC               by FDC             FDC               by FDC

Munic            Oct. 31,              N/A               N/A                N/A               N/A
ipal             1997
Incom
e    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Munic            Oct. 31,              N/A               N/A                N/A               N/A
ipal             1997
Incom
e    -
Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Interm           Nov. 30,            5,742             1,250              0                 0
ediate           1997
Munic
ipal
Incom
e    -
       Class
A

                 1996                17                2                  0                 0

                 1995                  N/A               N/A                N/A               N/A

Interm           Nov. 30,           $ 21,915          $ 6,612            $ 0               $ 0
ediate           1997
Munic
ipal
Incom
e    -
       Class
T

                 1996                78,940            12,934             0                 0

                 1995                375,591           141,432            0                 0

Interm           Nov. 30,              N/A               N/A              19,218            19,218
ediate           1997
Munic
ipal
Incom
e    -
       Class
B

                 1996                  N/A               N/A              35,837            35,837

                 1995                  N/A               N/A              1,449             1,449

Interm           Nov. 30,              N/A               N/A              0                 0
ediate           1997
Munic
ipal
Incom
e    -
       Class
C

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Interm           Nov. 30,              N/A               N/A                N/A               N/A
ediate           1997
Munic
ipal
Incom
e    -
       Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A

Short-           Nov. 30,            1,921             325                0                 0
Interm           1997
ediate
Munic
ipal
Incom
e    -
       Class
A

                 1996                1,193             172                0                 0

                 1995                  N/A               N/A                N/A               N/A

Short-           Nov. 30,            44,628            22,934             0                 0
Interm           1997
ediate
Munic
ipal
Incom
e    -
       Class
T

                 1996                67,305            10,218             0                 0

                 1995                316,185           239,796            0                 0

Short-           Nov. 30,              N/A               N/A                N/A               N/A
Interm           1997
ediate
Munic
ipal
Incom
e    -
       Institu
tional
Class

                 1996                  N/A               N/A                N/A               N/A

                 1995                  N/A               N/A                N/A               N/A



* TechnoQuant Growth and Growth & Income commenced operations on
December 31, 1996
** Mid Cap and Large Cap commenced operations on February 20, 1996
***    For the fiscal period November 1, 1997 through November 30,
1997.
****    For the fiscal period January 1, 1997 through November 30,
1997.
*****    For the fiscal period November 1, 1996 through October 31,
1997.
+    For the fiscal period August 1, 1997 through October 31,
1997.
   ++ For the fiscal period August 1, 1996 through July 31, 1997. DESCRIPTION OF THE TRUSTS
TRUSTS' ORGANIZATION. Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund are funds of Fidelity Advisor Series I an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated October 26, 1984. On January 29, 1992, the name was changed from Equity Portfolio Growth to Fidelity Broad Street Trust by an amendment to the Declaration of Trust. On April 15, 1993, its name was changed from Fidelity Broad Street Trust to Fidelity Advisor Series I by an amendment to the Declaration of Trust. Currently, there are seven funds of the trust: Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund.
Fidelity Advisor Balanced Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Strategic Income Fund, Fidelity Advisor Government Investment Fund, and Fidelity Advisor Short Fixed-Income Fund are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 23, 1986. On April 7, 1993, the Board of Trustees voted to change the name of the trust from Fidelity Diversified Trust to Fidelity Advisor Series II. Currently, there are five funds of the trust: Fidelity Advisor Balanced Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Strategic Income Fund, Fidelity Advisor Government Investment Fund, and Fidelity Advisor Short Fixed-Income Fund.
Fidelity Advisor Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January 29, 1986, the name was changed from Equity Portfolio:
Income to Fidelity Franklin Street Trust. On April 15, 1993, the trust's name was changed to Fidelity Advisor Series III. Currently, there is one fund of the trust: Fidelity Advisor Equity Income Fund. Fidelity Advisor Intermediate Bond Fund is a fund of Fidelity Advisor Series IV, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 6, 1983. On January 29, 1992, the name of the trust was changed from Income Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An amended and restated Declaration of Trust, dated March 16, 1995, was filed on April 12, 1995. Currently, there are three funds of the trust: Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund.
Fidelity Advisor Municipal Income Fund is a fund of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 23, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995. Currently, there are three funds of the trust: Fidelity Advisor Municipal Income Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund.
Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 1, 1983, as amended and restated October 13, 1995 and supplemented May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and on April 15, 1993, the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VI. Currently, there are two funds of the trust: Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund.
Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Overseas Fund, and Fidelity Advisor Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 23, 1983, as amended and restated October 1, 1986, and as supplemented November 29, 1990. On April 15, 1993, the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series VIII. Currently, there are three funds of the trust: Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Overseas Fund, and Fidelity Advisor Emerging Markets Income Fund.
Fidelity Advisor Municipal Bond Fund is a fund of Fidelity Municipal Trust, an open-end management investment company originally organized as a Maryland corporation on November 22, 1976 and reorganized as a Massachusetts business trust on June 22, 1984, at which time its name changed to Fidelity Municipal Bond Portfolio. On March 1, 1986, the trust's name was changed to Fidelity Municipal Trust. Currently, there are seven funds of the trust: Fidelity Advisor Municipal Bond Fund, Spartan Aggressive Municipal Fund, Spartan Insured Municipal Income Fund, Spartan Ohio Municipal Income Fund, Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund.
Fidelity Advisor Mortgage Securities Fund is a fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. On October 25, 1987, the trust's name was changed from Fidelity Mortgage Securities Fund to Fidelity Income Fund. Currently, there are three funds in the trust:
Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Spartan Limited Maturity Government Fund.
The Declarations of Trust permit the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of a trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the funds or trusts. If not so terminated, each trust and fund will continue indefinitely. Each fund (except Equity Income and Municipal Bond) may invest all of their assets in another investment company.
CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of International Capital Appreciation, Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of TechnoQuant Growth, Overseas, Equity Growth, Growth & Income, Equity Income, Balanced, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, Mortgage Securities and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of Municipal Income, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income. Each custodian is responsible for the safekeeping of the funds' assets and the appointment of subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    Coopers and Lybrand, LLP    , One Post Office Square,
Boston, Massachusetts serves as the independent accountant for Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
   Price Waterhouse LLP    , 160 Federal Street, Boston, Massachusetts
serves as the independent accountant for TechnoQuant Growth, International Capital Appreciation, Overseas, Growth & Income, and Mortgage Securities. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's (except International Capital Appreciation) financial statements and financial highlights for the fiscal periods ended October 31, November 30, and December 31, 1997, as appropriate, and reports of the auditors are included in the funds' Annual Report, which are separate reports supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of a fund's Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109, or your investment professional.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment. DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL OBLIGATIONS
Moody's ratings for long-term municipal obligations fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Those bonds within the Aa through B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbol "1."
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL DEBT
Municipal debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA through CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa
(highest quality) to C (lowest quality). Moody   's     applies
numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category. AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS:
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits
         (a) (1) Financial Statements and Financial Highlights included in the Annual Reports for Fidelity Advisor Series VI on behalf of Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund for the fiscal year ended November 30, 1997 are included in the funds' prospectuses, are incorporated by reference into the funds' Statement of Additional Information and were filed pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
         (b)     Exhibits:
  (1) Amended and Restated Declaration of Trust, dated September 14, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 39.
  (2) Amended and Restated By-Laws of the Trust are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 39.
  (3) Not applicable.
  (4) Not applicable.
  (5) (a) Amended Management Contract between Fidelity Advisor Limited Term Tax-Exempt Fund (currently known as Fidelity Advisor Intermediate Municipal Income Fund) and Fidelity Management & Research Company, dated July 1, 1995, is incorporated herein by reference to
Exhibit 5(a) of Post-Effective Amendment No. 39.
          (b) Amended Management Contract between Fidelity Advisor Short-Intermediate Tax-Exempt Fund (currently known as Fidelity Advisor Short-Intermediate Municipal Income Fund) and Fidelity Management & Research Company, dated July 1, 1995, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 39.
  (6) (a) General Distribution Agreement between Limited Term Series (currently known as Fidelity Advisor Intermediate Municipal Income
Fund) and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 38.
          (b) Amendment to the General Distribution Agreement between Limited Term Series (currently known as Fidelity Advisor Intermediate Municipal Income Fund) and Fidelity Distributors Corporation, dated January 1, 1988 is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 38.
          (c) General Distribution Agreement between Fidelity Advisor Short-Intermediate Tax-Exempt Fund (currently known as Fidelity Advisor Short-Intermediate Municipal Income Fund) and Fidelity Distributors Corporation, dated January 20, 1994, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 37.
          (d) Amendments to the General Distribution Agreement between Fidelity Advisor Series VI on behalf of Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(b) of Fidelity Court Street Trust's (File No. 2-58774) Post-Effective Amendment No. 61.
          (e) Amendments to the General Distribution Agreement between Fidelity Advisor Series VI on behalf of Fidelity Short-Intermediate Municipal Income Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's (File No. 2-58774) Post-Effective Amendment No. 61.
         (f) Form of Bank Agency Agreement (most recently revised January, 1997) is filed herein as Exhibit 6(f).
         (g) Form of Selling Dealer Agreement (most recently revised January, 1997) is filed herein as Exhibit 6(g).
         (h) Form of Bank Agency Agreement for Bank-Related Transactions (most recently revised January, 1997) is filed herein as
Exhibit 6(h).
  (7) (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
           (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  (8) (a) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's (File No. 2-83367) Post-Effective Amendment No. 28.
          (b) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8(b) of Fidelity Municipal Trust's II (File No. 33-43986) Post-Effective Amendment No. 17.
  (9) Not applicable.
  (10) Not applicable.
  (11) Consent of Coopers & Lybrand, L.L.P. is filed herein as Exhibit
11.
  (12) Not applicable.
  (13) Not applicable.
  (14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
           (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
           (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
           (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
           (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
           (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
          (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to
Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
          (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to
Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
           (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
           (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
          (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
         (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 45.
          (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Short-Intermediate Municipal Income Fund: Class T (formerly known as Class A) is incorporated herein by reference to
Exhibit 15(d) of Post-Effective Amendment No. 45.
          (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class B is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 45.
          (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Short-Intermediate Municipal Income Fund:
Institutional Class is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 45.
          (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Institutional Class is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 45.
          (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class A is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 42.
          (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Short-Intermediate Municipal Income Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 42.
          (h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class C is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 48.
  (16) Schedules for computation of cumulative total returns, average annual returns, 30-day yield, tax-equivalent yield, and adjusted net asset value for all bond funds are incorporated herein by reference to
Exhibit 16(a) of Post-Effective Amendment No. 38.
  (17) Financial Data Schedules for Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund are filed herein as Exhibit 27.
  (18) Rule 18f-3 Plan, dated October 16, 1997, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 48.
Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of the Registrant is substantially the same as the Boards of other Fidelity funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective Boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities

      As of December 31, 1997
    Title of Class:  Shares of Beneficial Interest
Name of Series   Number of Record Holders


Fidelity Advisor Intermediate Municipal Income Fund: Class A                     31

Fidelity Advisor Intermediate Municipal Income Fund: Class T                5,544

Fidelity Advisor Intermediate Municipal Income Fund: Class B                   750

Fidelity Advisor Intermediate Municipal Income Fund: Class C                       6

Fidelity Advisor Intermediate Municipal Income Fund: Institutional Class       114

Fidelity Advisor Short-Intermediate Municipal Income Fund: Class A               32

Fidelity Advisor Short-Intermediate Municipal Income Fund: Class T          2,897

Fidelity Advisor Short-Intermediate Municipal Income Fund: Institutional         36
Class


Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FIMM, FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Chairman of the
                            Board and Representative Director of Fidelity
                            Investments Japan Limited; President and Trustee of
                            funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FIMM, FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; Previously, General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John H. Carlson             Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill         Senior Vice President of FMR and Vice President of
                            Bond Funds advised by FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR.



William Danoff              Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Walter C. Donovan           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and of funds advised by FMR.



William R. Ebsworth         Vice President of FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FIMM.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR and Vice President of
                            Money Market Funds advised by FMR.



Bart A. Grenier             Vice President of High-Income Funds advised by
                            FMR;Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



Richard Hazelwood           Vice President of FMR.



Fred L. Henning Jr.         Senior Vice President of FMR and Vice President of
                            Fixed-Income funds advised by FMR.



Bruce T. Herring            Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and Vice President of
                            funds advised by FMR; Associate Director and Senior
                            Vice President of Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



Robert A. Lawrence          Senior Vice President of FMR and Vice President of
                            Fidelity Real Estate High Income and Fidelity Real
                            Estate High income II funds advised by FMR; Associate
                            Director and Senior Vice President of Equity funds
                            advised by FMR; Previously, Vice President of High
                            Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FIMM.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles A. Mangum           Vice President of FMR and of a fund advised by FMR.



Kevin McCarey               Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin         Vice President of FMR.



Neal P. Miller              Vice President of FMR.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott A. Orr                Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kennedy P. Richardson       Vice President of FMR.



Eric D. Roiter              Senior Vice President and General Counsel of FMR and
                            Secretary of funds advised by FMR.



Mark S. Rzepczynski         Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Richard A. Silver           Vice President of FMR.



Carol A. Smith-Fachetti     Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Previously, Senior Vice President and Director of
                            Operations and Compliance of FMR (U.K.) Inc.



Thomas M. Sprague           Vice President of FMR and of funds advised by FMR.



Robert E. Stansky           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Scott D. Stewart            Vice President of FMR.



Cynthia L. Strauss          Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR and Vice President of
                            funds advised by FMR.



Steven S. Wymer             Vice President of FMR and of a fund advised by FMR.





Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None

Martha B. Willis       President                  None

Eric D. Roiter         Vice President             Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings

 The Registrant, on behalf of Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 50 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of February 1998.
      FIDELITY ADVISOR SERIES VI
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           February 27, 1998

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       February 27, 1998

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         February 27, 1998

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         February 27, 1998

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         February 27, 1998

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         February 27, 1998

Robert M. Gates



/s/E. Bradley Jones           *     Trustee                         February 27, 1998

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         February 27, 1998

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         February 27, 1998

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         February 27, 1998

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         February 27, 1998

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         February 27, 1998

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         February 27, 1998

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates